STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 11.2%
Activision Blizzard, Inc. 11,021 870,769
Alphabet, Inc., Class A
(a)
4,259 11,525,152
Alphabet, Inc., Class C
(a)
3,978 10,796,173
AT&T, Inc. 99,225 2,530,238
Charter Communications, Inc., Class A
(a)
1,794 1,064,452
Comcast Corp., Class A 64,388 3,218,756
Electronic Arts, Inc. 4,029 534,487
Match Group, Inc.
(a)
3,972 447,644
Meta Platforms, Inc., Class A
(a)
33,657 10,543,392
Netflix, Inc.
(a)
6,287 2,685,429
Snap, Inc., Class A
(a)
14,126 459,660
T-Mobile US, Inc.
(a)
7,909 855,517
Twitter, Inc.
(a)
11,202 420,187
Verizon Communications, Inc. 58,608 3,119,704
Walt Disney Co. (The)
(a)
25,927 3,706,783
52,778,343
Consumer Discretionary – 12.2%
Airbnb, Inc., Class A
(a)
4,762 733,205
Amazon.com, Inc.
(a)
6,185 18,502,242
Aptiv PLC
(a)
3,796 518,458
Booking Holdings, Inc.
(a)
577 1,417,187
Chipotle Mexican Grill, Inc., Class A
(a)
406 603,145
Dollar General Corp. 3,106 647,539
DoorDash , Inc., Class A
(a)
2,126 241,280
eBay, Inc. 8,913 535,404
Ford Motor Co. 55,564 1,127,949
General Motors Co.
(a)
20,546 1,083,391
Home Depot, Inc. (The) 14,973 5,494,791
Lowe's Cos., Inc. 9,919 2,354,275
Lucid Group, Inc.
(a)(b)
8,356 245,583
Lululemon Athletica , Inc.
(a)
1,685 562,386
Marriott International, Inc., Class A
(a)
3,976 640,613
McDonald's Corp. 10,716 2,780,266
MercadoLibre , Inc.
(a)
623 705,273
Nike, Inc., Class B 18,305 2,710,421
O'Reilly Automotive, Inc.
(a)
972 633,501
Ross Stores, Inc. 5,261 514,263
Starbucks Corp. 16,793 1,651,088
Target Corp. 7,010 1,545,214
Tesla, Inc.
(a)
11,569 10,836,914
TJX Cos., Inc. (The) 17,062 1,227,952
57,312,340
Consumer Staples – 6.0%
Altria Group, Inc. 26,347 1,340,535
Coca-Cola Co. (The) 54,346 3,315,650
Colgate-Palmolive Co. 11,760 969,612
Constellation Brands, Inc., Class A 2,406 572,027
Costco Wholesale Corp. 6,244 3,154,032
Estee Lauder Cos., Inc. (The), Class A 3,310 1,032,025
Keurig Dr Pepper, Inc. 10,284 390,278
Kimberly-Clark Corp. 4,793 659,756
Kraft Heinz Co. (The) 9,324 333,799
Mondelez International, Inc., Class A 19,626 1,315,531
Monster Beverage Corp.
(a)
5,525 479,128
PepsiCo, Inc. 19,616 3,403,768
Philip Morris International, Inc. 21,952 2,257,763
Procter & Gamble Co. (The) 34,215 5,489,797
Walgreens Boots Alliance, Inc. 10,603 527,605
Walmart, Inc. 19,866 2,777,465
28,018,771
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 2.7%
Chevron Corp. 27,556 3,618,929
ConocoPhillips 18,321 1,623,607
EOG Resources, Inc. 8,430 939,776
Exxon Mobil Corp. 60,447 4,591,554
Marathon Petroleum Corp. 8,734 626,665
Pioneer Natural Resources Co. 3,220 704,826
Schlumberger NV 19,686 769,132
12,874,489
Financials – 11.1%
American Express Co. 9,118 1,639,599
American International Group, Inc. 10,943 631,958
Aon PLC, Class A
(a)
3,210 887,372
Bank of America Corp. 102,811 4,743,700
Bank of New York Mellon Corp. (The) 11,213 664,482
Berkshire Hathaway, Inc., Class B
(a)
25,838 8,087,811
BlackRock, Inc., Class A 2,003 1,648,349
Blackstone, Inc., Class A 9,790 1,291,986
Capital One Financial Corp. 6,222 912,954
Charles Schwab Corp. (The) 20,756 1,820,301
Chubb Ltd.
(a)
6,070 1,197,490
Citigroup, Inc. 28,198 1,836,254
CME Group, Inc., Class A 5,115 1,173,892
Coinbase Global, Inc., Class A
(a)
224 42,594
Goldman Sachs Group, Inc. (The) 4,778 1,694,661
Intercontinental Exchange, Inc. 8,125 1,029,112
JPMorgan Chase & Co. 41,993 6,240,160
KKR & Co., Inc., Class A 7,476 531,992
Marsh & McLennan Cos., Inc. 7,235 1,111,585
MetLife, Inc. 10,560 708,154
Moody's Corp. 2,302 789,586
Morgan Stanley 20,787 2,131,499
MSCI, Inc., Class A 1,150 616,538
PNC Financial Services Group, Inc. (The) 6,078 1,252,007
Progressive Corp. (The) 8,284 900,139
Prudential Financial, Inc. 5,661 631,598
S&P Global, Inc.
(b)
3,430 1,424,205
T Rowe Price Group, Inc. 3,227 498,346
Travelers Cos., Inc. (The) 3,468 576,312
Truist Financial Corp. 18,936 1,189,559
US Bancorp 18,319 1,065,983
Wells Fargo & Co. 57,455 3,091,079
52,061,257
Health Care – 13.3%
Abbott Laboratories 25,273 3,221,297
AbbVie, Inc. 25,313 3,465,097
Agilent Technologies, Inc. 4,238 590,438
Align Technology, Inc.
(a)
1,023 506,344
Amgen, Inc. 8,055 1,829,613
Anthem, Inc. 3,478 1,533,763
Becton, Dickinson & Co. 4,063 1,032,571
Biogen, Inc.
(a)
2,098 474,148
Boston Scientific Corp.
(a)
19,928 854,911
Bristol-Myers Squibb Co. 31,419 2,038,779
Cigna Corp. 4,785 1,102,751
CVS Health Corp. 18,477 1,967,985
Danaher Corp. 8,990 2,569,252
DexCom , Inc.
(a)
1,325 570,386
Edwards Lifesciences Corp.
(a)
8,881 969,805
Eli Lilly & Co. 11,319 2,777,570
Gilead Sciences, Inc. 18,097 1,242,902
HCA Healthcare, Inc. 3,516 844,016

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.3% (continued)
Humana, Inc. 1,854 727,695
IDEXX Laboratories, Inc.
(a)
1,212 614,848
Illumina, Inc.
(a)
2,116 738,103
Intuitive Surgical, Inc.
(a)
5,073 1,441,645
IQVIA Holdings, Inc.
(a)
2,690 658,781
Johnson & Johnson 37,287 6,424,177
Medtronic PLC 18,734 1,938,782
Merck & Co., Inc. 36,005 2,933,687
Moderna , Inc.
(a)
4,834 818,541
Pfizer, Inc. 80,102 4,220,574
Regeneron Pharmaceuticals, Inc.
(a)
1,474 897,062
Stryker Corp. 4,766 1,182,206
Thermo Fisher Scientific, Inc. 5,570 3,237,841
UnitedHealth Group, Inc. 13,394 6,329,603
Veeva Systems, Inc., Class A
(a)
1,984 469,295
Vertex Pharmaceuticals, Inc.
(a)
3,366 818,106
Zoetis, Inc., Class A 6,673 1,333,199
62,375,773
Industrials – 6.4%
3M Co. 8,323 1,381,785
Boeing Co. (The)
(a)
7,762 1,554,263
Carrier Global Corp. 12,648 603,057
Caterpillar, Inc. 7,788 1,569,749
Cintas Corp. 1,257 492,153
CSX Corp. 31,272 1,070,128
Deere & Co. 3,870 1,456,668
Eaton Corp. PLC 5,469 866,454
Emerson Electric Co. 8,699 799,873
FedEx Corp. 3,256 800,520
General Dynamics Corp. 3,244 688,052
General Electric Co. 15,854 1,497,886
Honeywell International, Inc. 9,988 2,042,346
IHS Markit Ltd.
(a)
5,578 651,455
Illinois Tool Works, Inc. 4,025 941,528
Johnson Controls International PLC
(a)
10,035 729,243
L3Harris Technologies, Inc. 2,811 588,314
Lockheed Martin Corp. 3,463 1,347,557
Norfolk Southern Corp. 3,476 945,437
Northrop Grumman Corp. 2,123 785,298
Raytheon Technologies Corp. 21,198 1,911,848
Roper Technologies, Inc. 1,517 663,172
Trane Technologies PLC
(a)
3,414 590,963
Uber Technologies, Inc.
(a)
22,328 835,067
Union Pacific Corp. 9,275 2,268,201
United Parcel Service, Inc., Class B 10,113 2,044,950
Waste Management, Inc. 5,757 866,083
29,992,050
Information Technology – 32.3%
Accenture PLC, Class A 8,985 3,176,916
Adobe, Inc.
(a)
6,761 3,612,402
Advanced Micro Devices, Inc.
(a)
17,323 1,979,153
Amphenol Corp., Class A 8,906 708,829
Analog Devices, Inc. 7,635 1,251,911
Apple, Inc. 221,221 38,665,006
Applied Materials, Inc. 12,511 1,728,770
Autodesk, Inc.
(a)
3,122 779,844
Automatic Data Processing, Inc. 5,979 1,232,690
Block, Inc., Class A
(a)
6,371 779,110
Broadcom, Inc. 5,883 3,446,732
Cadence Design Systems, Inc.
(a)
3,922 596,693
Cisco Systems, Inc. 59,915 3,335,468
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 32.3% (continued)
Cloudflare , Inc., Class A
(a)
3,753 361,789
Cognizant Technology Solutions Corp., Class A 7,761 662,945
Crowdstrike Holdings, Inc., Class A
(a)
2,847 514,282
DocuSign, Inc., Class A
(a)
2,775 349,012
Fidelity National Information Services, Inc. 8,186 981,665
Fiserv, Inc.
(a)
8,893 939,990
Fortinet, Inc.
(a)
1,852 550,488
Global Payments, Inc. 3,735 559,802
Intel Corp. 56,711 2,768,631
International Business Machines Corp. 12,919 1,725,591
Intuit, Inc. 3,948 2,192,048
KLA Corp. 2,139 832,649
LAM Research Corp. 2,030 1,197,538
Marvell Technology, Inc. 11,556 825,098
Mastercard , Inc., Class A 12,448 4,809,658
Microchip Technology, Inc. 7,695 596,209
Micron Technology, Inc. 15,284 1,257,415
Microsoft Corp. 106,577 33,143,315
NVIDIA Corp. 35,362 8,658,739
NXP Semiconductors NV 3,929 807,174
Oracle Corp. 23,385 1,897,927
Palantir Technologies, Inc., Class A
(a)
24,099 330,397
Palo Alto Networks, Inc.
(a)
1,394 721,256
Paychex, Inc. 4,551 535,926
PayPal Holdings, Inc.
(a)
16,914 2,908,193
QUALCOMM, Inc. 16,016 2,814,972
salesforce.com, Inc.
(a)
13,998 3,256,355
ServiceNow , Inc.
(a)
2,801 1,640,770
Snowflake, Inc., Class A
(a)
3,215 887,019
Synopsys, Inc.
(a)
2,200 683,100
TE Connectivity Ltd. 4,784 684,160
Texas Instruments, Inc. 12,900 2,315,421
Twilio , Inc., Class A
(a)
2,306 475,313
Visa, Inc., Class A
(b)
23,925 5,411,117
Workday, Inc., Class A
(a)
2,668 675,031
Xilinx, Inc. 3,517 680,715
Zoom Video Communications, Inc., Class A
(a)
2,798 431,675
Zscaler , Inc.
(a)
1,038 266,880
151,643,789
Materials – 1.5%
Air Products & Chemicals, Inc. 3,181 897,424
Dow, Inc. 11,198 668,857
Ecolab, Inc. 3,543 671,221
Freeport-McMoRan, Inc. 20,447 761,037
Linde PLC
(a)
7,316 2,331,463
Newmont Corp. 10,990 672,258
Sherwin-Williams Co. (The) 3,439 985,308
Southern Copper Corp. 1,215 77,626
7,065,194
Real Estate – 1.6%
American Tower Corp.
(c)
6,463 1,625,445
Crown Castle International Corp.
(c)
6,192 1,130,102
Digital Realty Trust, Inc.
(c)
4,020 599,905
Equinix , Inc.
(c)
1,298 940,920
Prologis, Inc.
(c)
10,406 1,631,869
Public Storage
(c)
2,131 764,027
Simon Property Group, Inc.
(c)
4,781 703,763
7,396,031
Utilities – 1.6%
American Electric Power Co., Inc. 7,115 643,196
Dominion Energy, Inc. 11,806 952,272

See Notes to Statements of Investments
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 1.6% (continued)
Duke Energy Corp. 10,714 1,125,613
Exelon Corp. 13,284 769,808
NextEra Energy, Inc. 27,868 2,177,048
Sempra Energy 4,464 616,746
Southern Co. (The) 14,674 1,019,696
7,304,379
Total Common Stocks (cost $414,334,865) 468,822,416
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $154,747) 154,747 154,747
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $202,901) 202,901 202,901
Total Investments (cost $414,692,513) 100.0% 469,180,064
Cash and Receivables (Net) 0 .0% 150,180
Net Assets 100.0% 469,330,244
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $5,902,183 and the value of the collateral was $6,025,191, consisting of cash collateral of
$202,901 and U.S. Government & Agency securities valued at $5,822,290. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 2 3/18/2022 454,909 450,425 (4,484)

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.4%
AMC Entertainment Holdings, Inc., Class A
(a),(b)
6,473 103,956
Cable One, Inc. 59 91,139
Discovery, Inc., Class A
(a),(b)
2,234 62,351
Discovery, Inc., Class C
(b)
3,883 106,200
DISH Network Corp., Class A
(b)
3,145 98,753
Fox Corp., Class A 4,052 164,552
Fox Corp., Class B 1,924 71,534
IAC/InterActiveCorp
(b)
1,088 148,556
Interpublic Group of Cos., Inc. (The) 5,097 181,147
Liberty Broadband Corp., Class A
(b)
216 31,612
Liberty Broadband Corp., Class C
(b)
1,705 253,039
Liberty Media Corp.-Liberty Formula One, Class
A
(b)
328 17,974
Liberty Media Corp.-Liberty Formula One, Class
C
(b)
2,633 158,586
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
1,077 49,811
Liberty Media Corp.-Liberty SiriusXM , Class C
(b)
2,139 99,528
Live Nation Entertainment, Inc.
(a),(b)
1,642 179,815
Lumen Technologies, Inc. 11,821 146,108
New York Times Co. (The), Class A 2,114 84,623
News Corp., Class A 5,072 112,801
News Corp., Class B 1,576 35,050
Omnicom Group, Inc. 2,758 207,843
Pinterest, Inc., Class A
(b)
6,992 206,684
Playtika Holding Corp.
(b)
1,337 22,769
Roku, Inc., Class A
(b)
1,431 234,756
Sirius XM Holdings, Inc.
(a)
11,742 74,679
Take-Two Interactive Software, Inc.
(b)
1,492 243,703
ViacomCBS , Inc., Class A 22 805
ViacomCBS , Inc., Class B 7,494 250,674
ZoomInfo Technologies, Inc., Class A
(b)
3,625 191,618
Zynga, Inc., Class A
(b)
13,131 119,098
3,749,764
Consumer Discretionary – 11.4%
Advance Auto Parts, Inc. 805 186,365
Aramark 3,192 109,454
Autoliv , Inc. 994 98,446
AutoNation, Inc.
(b)
597 65,073
AutoZone, Inc.
(b)
266 528,369
Bath & Body Works, Inc. 3,411 191,255
Best Buy Co., Inc. 2,860 283,941
BorgWarner, Inc. 3,144 137,864
Bright Horizons Family Solutions, Inc.
(b)
801 102,856
Brunswick Corp. 1,004 91,153
Burlington Stores, Inc.
(b)
857 203,049
Caesars Entertainment, Inc.
(b)
2,797 212,964
Capri Holdings Ltd.
(b)
1,960 117,737
CarMax, Inc.
(b)
2,092 232,568
Carnival Corp.
(a),(b)
10,136 200,794
Carvana Co., Class A
(a),(b)
1,057 171,297
Chegg , Inc.
(b)
1,794 47,487
Chewy, Inc., Class A
(a),(b)
1,081 51,466
Churchill Downs, Inc. 435 91,480
Crocs, Inc.
(b)
668 68,550
D.R. Horton, Inc. 4,064 362,590
Darden Restaurants, Inc. 1,675 234,282
Deckers Outdoor Corp.
(b)
363 116,243
Dollar Tree, Inc.
(b)
2,915 382,506
Domino's Pizza, Inc. 477 216,868
Draftkings , Inc., Class A
(b)
4,189 92,535
Etsy, Inc.
(a),(b)
1,582 248,501
Expedia Group, Inc.
(b)
1,822 333,954
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 11.4% (continued)
Five Below, Inc.
(b)
732 120,048
Floor & Decor Holdings, Inc., Class A
(b)
1,365 148,403
Gamestop Corp., Class A
(a),(b)
781 85,074
Gap, Inc. (The) 2,583 46,675
Garmin Ltd. 1,918 238,638
Gentex Corp. 3,020 94,828
Genuine Parts Co. 1,859 247,675
Hasbro, Inc. 1,643 151,945
Hilton Worldwide Holdings, Inc.
(b)
3,473 503,967
Kohl's Corp. 2,014 120,256
Las Vegas Sands Corp.
(b)
4,020 176,076
Lear Corp. 746 124,821
Lennar Corp., Class A 3,465 333,021
Lennar Corp., Class B 220 17,761
Lithia Motors, Inc., Class A 383 111,886
LKQ Corp. 3,422 187,834
Macy's, Inc. 3,418 87,501
Mattel, Inc.
(b)
4,522 94,600
MGM Resorts International 4,937 210,909
Mohawk Industries, Inc.
(b)
684 107,983
Newell Brands, Inc. 4,876 113,172
Norwegian Cruise Line Holdings Ltd.
(b)
4,713 98,172
NVR, Inc.
(b)
41 218,416
Peloton Interactive, Inc., Class A
(a),(b)
3,337 91,200
Penn National Gaming, Inc.
(b)
1,960 89,396
Penske Automotive Group, Inc. 385 39,127
Pool Corp. 514 244,792
PulteGroup, Inc. 3,036 159,967
PVH Corp. 892 84,749
QuantumScape Corp., Class A
(a),(b)
2,765 46,148
RH
(b)
216 87,009
Royal Caribbean Cruises Ltd.
(b)
2,783 216,545
Service Corp. International 2,176 134,303
Tapestry, Inc. 3,525 133,774
Tempur Sealy International, Inc. 2,374 94,509
Toll Brothers, Inc. 1,430 84,327
TopBuild Corp.
(b)
373 86,778
Tractor Supply Co. 1,418 309,564
Ulta Beauty, Inc.
(b)
701 254,982
Under Armour , Inc., Class A
(b)
2,402 45,230
Under Armour , Inc., Class C
(b)
2,325 37,177
Vail Resorts, Inc. 518 143,538
VF Corp. 4,137 269,774
Wayfair, Inc., Class A
(a),(b)
950 148,124
Whirlpool Corp. 765 160,795
Williams-Sonoma, Inc. 928 148,981
Wynn Resorts Ltd.
(b)
1,366 116,725
YETI Holdings, Inc.
(b)
1,066 69,908
Yum! Brands, Inc. 3,718 465,382
12,582,112
Consumer Staples – 4.8%
Albertsons Cos., Inc. 1,238 34,850
Archer-Daniels-Midland Co. 7,141 535,575
Brown-Forman Corp., Class A 541 33,888
Brown-Forman Corp., Class B 2,306 155,494
Bunge Ltd. 1,682 166,282
Campbell Soup Co. 2,665 117,580
Church & Dwight Co., Inc. 3,130 321,294
Clorox Co. (The) 1,548 259,847
ConAgra Brands, Inc. 6,151 213,809
Darling Ingredients, Inc.
(b)
2,090 133,279

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 4.8% (continued)
General Mills, Inc. 7,457 512,147
Hershey Co. (The) 1,851 364,777
Hormel Foods Corp. 3,579 169,895
JM Smucker Co. (The) 1,397 196,390
Kellogg Co. 3,243 204,309
Kroger Co. (The) 8,633 376,312
Lamb Weston Holdings, Inc. 1,879 120,651
McCormick & Co., Inc. 3,169 317,882
Molson Coors Beverage Co., Class B 2,413 115,004
Olaplex Holdings, Inc.
(b)
459 10,025
SYSCO Corp. 6,302 492,501
Tyson Foods, Inc., Class A 3,793 344,746
US Foods Holding Corp.
(b)
2,861 100,879
5,297,416
Energy – 5.0%
APA Corp. 4,798 159,342
Baker Hughes Co., Class A 10,793 296,160
Cheniere Energy, Inc. 2,942 329,210
Continental Resources, Inc.
(a)
771 40,046
Coterra Energy, Inc. 10,226 223,949
Devon Energy Corp. 8,051 407,139
Diamondback Energy, Inc. 2,114 266,702
Halliburton Co. 11,375 349,667
Hess Corp. 3,487 321,815
Kinder Morgan, Inc. 23,846 413,967
Marathon Oil Corp. 10,202 198,633
Occidental Petroleum Corp. 11,236 423,260
ONEOK, Inc. 5,733 347,878
Ovintiv , Inc. 3,291 127,691
Phillips 66 5,507 466,939
Targa Resources Corp. 2,949 174,227
Texas Pacific Land Corp. 70 75,250
Valero Energy Corp. 5,143 426,715
Williams Cos., Inc. (The) 15,530 464,968
5,513,558
Financials – 12.4%
Aflac, Inc. 7,675 482,143
AGNC Investment Corp.
(c)
6,905 102,815
Alleghany Corp.
(b)
176 116,864
Allstate Corp. (The) 3,506 423,069
Ally Financial, Inc. 4,485 214,024
American Financial Group, Inc. 787 102,530
Ameriprise Financial, Inc. 1,429 434,859
Annaly Capital Management, Inc.
(c)
17,877 141,228
Apollo Global Management, Inc. 4,509 315,630
Arch Capital Group Ltd.
(b)
5,118 237,066
Ares Management Corp., Class A 1,998 159,281
Arthur J Gallagher & Co. 2,631 415,540
Assurant, Inc. 767 116,975
Brown & Brown, Inc. 3,005 199,171
Carlyle Group, Inc. (The) 1,708 87,193
Cincinnati Financial Corp. 1,932 227,648
Citizens Financial Group, Inc. 5,459 280,975
Comerica, Inc. 1,593 147,799
Commerce Bancshares, Inc. 1,387 95,578
Credit Acceptance Corp.
(b)
87 46,942
Cullen/Frost Bankers, Inc. 713 100,540
Discover Financial Services 3,744 433,368
East West Bancorp, Inc. 1,803 155,671
Equitable Holdings, Inc. 4,950 166,518
Erie Indemnity Co., Class A 320 58,912
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 12.4% (continued)
Everest Re Group Ltd. 515 145,951
FactSet Research Systems, Inc. 485 204,617
Fidelity National Financial, Inc. 3,714 187,000
Fifth Third Bancorp 8,516 380,069
First American Financial Corp. 1,232 91,796
First Horizon National Corp. 6,932 118,607
First Republic Bank 2,247 390,057
Franklin Resources, Inc. 3,526 112,726
Globe Life, Inc. 1,229 125,727
Hartford Financial Services Group, Inc. (The) 4,287 308,107
Huntington Bancshares, Inc. 18,849 283,866
Invesco Ltd. 4,090 92,679
Jefferies Financial Group, Inc. 2,595 95,081
KeyCorp 12,019 301,196
Lincoln National Corp. 2,300 160,954
Loews Corp. 2,408 143,661
LPL Financial Holdings, Inc. 1,029 177,317
M&T Bank Corp. 1,640 277,783
Markel Corp.
(b)
177 218,195
MarketAxess Holdings, Inc. 479 165,006
Morningstar, Inc. 299 85,936
NASDAQ, Inc. 1,466 262,722
Northern Trust Corp. 2,677 312,245
Old Republic International Corp. 3,594 92,114
People's United Financial, Inc. 5,335 103,392
Principal Financial Group, Inc. 3,260 238,176
Raymond James Financial, Inc. 2,356 249,430
Regions Financial Corp. 12,273 281,543
Reinsurance Group of America, Inc., Class A 884 101,510
SEI Investments Co. 1,253 73,438
Signature Bank 741 225,731
SoFi Technologies, Inc.
(a),(b)
8,143 101,625
Starwood Property Trust, Inc.
(c)
3,715 91,946
State Street Corp. 4,607 435,361
SVB Financial Group
(b)
732 427,415
Synchrony Financial 6,944 295,745
Tradeweb Markets, Inc., Class A 1,223 103,674
Upstart Holdings, Inc.
(b)
578 63,008
Voya Financial, Inc.
(a)
1,314 89,299
W.R. Berkley Corp. 1,769 149,480
Western Alliance Bancorp 1,340 132,915
Willis Towers Watson PLC
(b)
1,599 374,102
Zions Bancorp NA 2,117 143,575
13,677,116
Health Care – 10.8%
10x Genomics, Inc., Class A
(b)
1,097 105,608
ABIOMED, Inc.
(b)
551 163,024
Agilon Health, Inc.
(b)
592 9,815
Alnylam Pharmaceuticals, Inc.
(b)
1,512 208,051
AmerisourceBergen Corp., Class A 1,917 261,095
Avantor , Inc.
(b)
7,519 280,684
Baxter International, Inc. 6,319 539,895
Biohaven Pharmaceutical Holding Co Ltd.
(b)
734 97,527
BioMarin Pharmaceutical, Inc.
(b)
2,328 206,331
BIO-RAD Laboratories, Inc., Class A
(b)
277 166,125
Bio- Techne Corp. 500 188,205
Bridgebio Pharma, Inc.
(b)
1,226 12,101
Bruker Corp. 1,282 85,381
Cardinal Health, Inc. 3,711 191,376
Catalent , Inc.
(b)
2,187 227,295
Centene Corp.
(b)
7,204 560,183

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 10.8% (continued)
Cerner Corp. 3,740 341,088
Charles River Laboratories International, Inc.
(b)
647 213,355
Chemed Corp. 207 97,064
Cooper Cos., Inc. (The) 633 252,124
DaVita, Inc.
(b)
805 87,238
DENTSPLY SIRONA, Inc. 2,845 151,980
Elanco Animal Health, Inc.
(b)
6,106 159,000
Exact Sciences Corp.
(b)
2,214 169,061
Guardant Health, Inc.
(b)
1,247 86,729
Henry Schein, Inc.
(b)
1,809 136,218
Hologic , Inc.
(b)
3,120 219,149
Horizon Therapeutics PLC
(b)
2,807 261,977
Incyte Corp.
(b)
2,380 176,905
Insulet Corp.
(b)
843 209,064
Intellia Therapeutics, Inc.
(b)
872 82,465
Jazz Pharmaceuticals PLC
(b)
759 105,433
Laboratory Corp. of America Holdings
(b)
1,209 328,074
Masimo Corp.
(b)
650 142,916
McKesson Corp. 1,925 494,186
Mettler -Toledo International, Inc.
(b)
286 421,187
Mirati Therapeutics, Inc.
(b)
625 74,563
Molina Healthcare, Inc.
(b)
754 219,022
Natera , Inc.
(b)
1,094 77,291
Neurocrine Biosciences, Inc.
(b)
1,219 96,325
Novavax , Inc.
(a),(b)
940 88,078
Novocure Ltd.
(b)
1,100 75,515
Oak Street Health, Inc.
(a),(b)
1,761 30,606
Organon & Co. 3,196 101,984
Penumbra, Inc.
(b)
442 99,896
PerkinElmer, Inc. 1,529 263,248
Quest Diagnostics, Inc. 1,613 217,787
Repligen Corp.
(b)
677 134,276
ResMed , Inc. 1,817 415,366
Royalty Pharma PLC, Class A
(b)
4,471 178,885
Seagen , Inc.
(b)
1,643 221,000
STERIS PLC
(b)
1,258 282,295
Syneos Health, Inc., Class A
(b)
1,273 115,283
Tandem Diabetes Care, Inc.
(b)
714 84,331
Teladoc Health, Inc.
(b)
2,006 153,880
Teleflex, Inc. 603 187,045
United Therapeutics Corp.
(b)
563 113,653
Universal Health Services, Inc., Class B 912 118,615
Viatris , Inc. 15,447 231,242
Waters Corp.
(b)
787 251,934
West Pharmaceutical Services, Inc. 948 372,773
Zimmer Biomet Holdings, Inc. 2,665 327,848
11,970,650
Industrials – 15.1%
Advanced Drainage Systems, Inc. 738 83,460
AECOM 1,779 122,982
AGCO Corp. 779 91,299
Allegion PLC 1,147 140,771
AMERCO 116 70,638
American Airlines Group, Inc.
(b)
8,126 133,835
AMETEK, Inc. 2,952 403,745
AO Smith Corp. 1,733 132,436
Avis Budget Group, Inc.
(b)
456 80,338
Axon Enterprise, Inc.
(b)
772 108,026
Booz Allen Hamilton Holding Corp., Class A 1,749 134,201
Builders FirstSource , Inc.
(b)
2,529 171,947
Carlisle Cos., Inc. 685 153,056
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.1% (continued)
CH Robinson Worldwide, Inc. 1,710 178,952
ChargePoint Holdings, Inc.
(a),(b)
2,146 29,722
Clarivate PLC
(b)
4,564 75,123
Copart , Inc.
(b)
2,673 345,485
CoStar Group, Inc.
(b)
5,042 353,747
Cummins, Inc. 1,749 386,319
Delta Air Lines, Inc.
(b)
8,088 321,013
Donaldson Co., Inc. 1,629 90,670
Dover Corp. 1,841 312,804
Dun & Bradstreet Holdings, Inc.
(b)
1,679 33,681
Equifax, Inc. 1,523 365,155
Expeditors International of Washington, Inc. 2,177 249,223
Fastenal Co. 7,341 416,088
Fortive Corp. 4,636 327,023
Fortune Brands Home & Security, Inc. 1,645 154,910
Generac Holdings, Inc.
(b)
809 228,445
Graco , Inc. 2,182 158,326
Gxo Logistics, Inc.
(b)
1,109 90,062
HEICO Corp. 553 75,424
HEICO Corp., Class A 952 104,434
Howmet Aerospace, Inc. 5,025 156,227
Hubbell, Inc., Class B 698 130,728
Huntington Ingalls Industries, Inc. 520 97,344
IAA, Inc.
(b)
1,699 78,035
IDEX Corp. 981 211,347
Ingersoll Rand, Inc. 5,007 281,444
ITT, Inc. 1,113 102,307
Jacobs Engineering Group, Inc. 1,679 218,572
JB Hunt Transport Services, Inc. 1,063 204,670
Knight-Swift Transportation Holdings, Inc., Class
A 2,104 119,044
Leidos Holdings, Inc. 1,822 162,978
Lennox International, Inc. 445 126,211
Lincoln Electric Holdings, Inc. 778 99,460
Lyft, Inc., Class A
(b)
3,633 139,943
Masco Corp. 3,124 197,843
Middleby Corp. (The)
(b)
703 130,196
Nielsen Holdings PLC 4,630 87,322
Nordson Corp. 695 161,615
Old Dominion Freight Line, Inc. 1,172 353,862
Oshkosh Corp. 903 102,770
Otis Worldwide Corp. 5,302 452,950
Owens Corning 1,240 109,988
PACCAR, Inc. 4,435 412,411
Parker-Hannifin Corp. 1,590 492,916
Pentair PLC 2,186 139,248
Plug Power, Inc.
(a),(b)
6,475 141,608
Quanta Services, Inc. 1,793 184,177
Regal Rexnord Corp. 784 124,248
Republic Services, Inc., Class A 2,576 328,852
Robert Half International, Inc. 1,457 165,020
Rockwell Automation, Inc. 1,433 414,452
Rollins, Inc. 2,797 86,287
Saia, Inc.
(b)
297 84,431
Sensata Technologies Holding PLC
(b)
2,057 117,990
SiteOne Landscape Supply, Inc.
(b)
563 101,408
Snap-On, Inc. 629 130,989
Southwest Airlines Co.
(b)
7,387 330,642
Stanley Black & Decker, Inc. 2,063 360,303
Sunrun , Inc.
(a),(b)
2,566 66,536
Tetra Tech, Inc. 613 85,324
Textron, Inc. 2,913 198,259

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.1% (continued)
Toro Co. (The) 1,382 133,474
TransDigm Group, Inc.
(b)
678 417,777
TransUnion 2,465 254,191
Trex Co., Inc.
(b)
1,508 137,937
TuSimple Holdings, Inc., Class A
(a),(b)
420 7,879
United Airlines Holdings, Inc.
(b)
4,109 176,194
United Rentals, Inc.
(b)
926 296,431
Verisk Analytics, Inc., Class A 1,993 390,887
Vertiv Holdings Co., Class A 3,613 75,367
Watsco , Inc. 424 119,805
Westinghouse Air Brake Technologies Corp. 2,389 212,382
Woodward, Inc. 764 84,246
WW Grainger, Inc. 524 259,438
XPO Logistics, Inc.
(b)
1,287 85,161
Xylem, Inc. 2,295 241,021
16,705,487
Information Technology – 15.8%
Affirm Holdings, Inc., Class A
(b)
1,738 111,354
Akamai Technologies, Inc.
(b)
2,090 239,410
Anaplan, Inc.
(b)
1,839 88,787
ANSYS, Inc.
(b)
1,114 378,771
AppLovin Corp., Class A
(a),(b)
306 19,713
Arista Networks, Inc.
(b)
2,808 349,063
Arrow Electronics, Inc.
(b)
955 118,420
Asana, Inc., Class A
(b)
1,019 53,477
Aspen Technology, Inc.
(b)
881 132,291
Avalara, Inc.
(b)
1,104 121,020
Azenta , Inc. 936 78,942
Bentley Systems, Inc., Class B 2,078 83,473
Bill.com Holdings, Inc.
(b)
1,113 209,478
Black Knight, Inc.
(b)
2,010 149,946
Broadridge Financial Solutions, Inc. 1,497 238,352
CDW Corp. 1,734 327,813
Ceridian HCM Holding, Inc.
(b)
1,727 130,941
Ciena Corp.
(b)
2,018 133,814
Citrix Systems, Inc. 1,571 160,148
Cognex Corp. 2,285 151,861
Concentrix Corp. 541 108,736
Corning, Inc. 9,921 417,079
Coupa Software, Inc.
(b)
917 123,126
Datadog , Inc., Class A
(b)
3,174 463,753
Dell Technologies, Inc., Class C
(b)
3,646 207,129
Digital Turbine, Inc.
(b)
963 42,516
Digitalocean Holdings, Inc.
(b)
143 8,200
Dropbox, Inc., Class A
(b)
3,833 94,867
DXC Technology Co.
(b)
3,202 96,316
Dynatrace , Inc.
(b)
2,534 139,015
Elastic NV
(b)
884 82,433
Enphase Energy, Inc.
(b)
1,696 238,237
Entegris , Inc. 1,749 209,600
EPAM Systems, Inc.
(b)
724 344,725
F5 Networks, Inc.
(b)
743 154,262
Fair Isaac Corp.
(b)
366 181,166
First Solar, Inc.
(b)
1,192 93,429
Five9, Inc.
(b)
868 109,108
FleetCor Technologies, Inc.
(b)
1,009 240,404
Flex Ltd.
(b)
5,780 93,520
Gartner, Inc.
(b)
1,066 313,287
Genpact Ltd. 2,052 102,087
GoDaddy , Inc., Class A
(b)
2,178 164,896
Guidewire Software, Inc.
(b)
1,079 108,806
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 15.8% (continued)
Hewlett Packard Enterprise Co. 16,691 272,564
HP, Inc. 14,194 521,346
HubSpot , Inc.
(b)
558 272,750
IPG Photonics Corp.
(b)
448 69,203
Jabil, Inc. 1,867 114,802
Jack Henry & Associates, Inc. 970 162,776
Juniper Networks, Inc. 4,230 147,289
Keysight Technologies, Inc.
(b)
2,366 399,428
Lattice Semiconductor Corp.
(b)
1,572 86,806
Manhattan Associates, Inc.
(b)
753 100,804
MKS Instruments, Inc. 728 113,080
MongoDB, Inc., Class A
(a),(b)
830 336,241
Monolithic Power Systems, Inc. 554 223,223
Motorola Solutions, Inc. 2,140 496,352
NetApp, Inc. 2,835 245,256
NortonLifeLock , Inc. 7,389 192,188
Nuance Communications, Inc.
(b)
3,615 199,729
Okta , Inc., Class A
(b)
1,808 357,785
ON Semiconductor Corp.
(b)
5,499 324,441
Paycom Software, Inc.
(b)
602 201,851
Paylocity Holding Corp.
(b)
507 103,418
Pegasystems , Inc. 497 49,312
PTC, Inc.
(b)
1,349 156,835
Qorvo , Inc.
(b)
1,353 185,740
RingCentral, Inc., Class A
(b)
1,025 180,902
Seagate Technology Holdings PLC
(b)
2,663 285,340
Skyworks Solutions, Inc. 2,109 309,011
Smartsheet , Inc., Class A
(b)
1,546 96,192
SolarEdge Technologies, Inc.
(b)
668 159,131
Splunk , Inc.
(b)
1,995 247,220
SS&C Technologies Holdings, Inc. 2,699 215,569
Teledyne Technologies, Inc.
(b)
592 249,487
Teradyne, Inc. 2,012 236,269
Thoughtworks Holding, Inc.
(b)
272 5,826
Trade Desk, Inc. (The), Class A
(b)
5,542 385,391
Trimble, Inc.
(b)
3,229 233,005
Tyler Technologies, Inc.
(b)
523 247,797
Uipath , Inc., Class A
(a),(b)
2,995 109,407
Unity Software, Inc.
(b)
1,936 203,570
Universal Display Corp. 554 85,045
VeriSign, Inc.
(b)
1,228 266,697
VMware, Inc., Class A 2,555 328,266
Western Digital Corp.
(b)
3,868 200,130
Western Union Co. (The) 5,319 100,582
Wolfspeed , Inc.
(b)
1,455 137,119
Zebra Technologies Corp., Class A
(b)
684 348,238
Zendesk , Inc.
(b)
1,506 148,356
17,525,540
Materials – 6.6%
Albemarle Corp. 1,501 331,331
Alcoa Corp. 2,117 120,055
Amcor PLC
(b)
19,653 236,032
AptarGroup, Inc. 832 97,594
Avery Dennison Corp. 1,069 219,594
Axalta Coating Systems Ltd.
(b)
2,583 76,483
Ball Corp. 4,203 408,111
Berry Global Group, Inc.
(b)
1,716 115,693
Celanese Corp., Class A 1,326 206,471
CF Industries Holdings, Inc. 2,808 193,387
Cleveland-Cliffs, Inc.
(a),(b)
5,804 99,481
Corteva , Inc. 9,279 446,134

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 6.6% (continued)
Crown Holdings, Inc. 1,614 184,642
DuPont de Nemours, Inc. 6,379 488,631
Eastman Chemical Co. 1,605 190,883
FMC Corp. 1,631 180,013
International Flavors & Fragrances, Inc., Class W 3,181 419,637
International Paper Co. 4,733 228,367
LyondellBasell Industries NV, Class A 3,312 320,370
Martin Marietta Materials, Inc. 799 310,907
Mosaic Co. (The) 4,985 199,151
Nucor Corp. 3,699 375,079
Olin Corp. 1,594 80,768
Packaging Corp. of America 1,221 183,919
PPG Industries, Inc. 2,920 456,104
Reliance Steel & Aluminum Co. 825 126,126
RPM International, Inc. 1,666 147,624
Scotts Miracle-GRO Co. (The) 535 80,892
Sealed Air Corp. 1,967 133,599
Steel Dynamics, Inc. 2,417 134,192
Vulcan Materials Co. 1,690 321,624
Westlake Chemical Corp. 449 44,294
Westrock Co. 3,439 158,744
7,315,932
Real Estate – 8.7%
Alexandria Real Estate Equities, Inc.
(c)
1,763 343,503
American Homes 4 Rent, Class A
(c)
3,542 138,598
Americold Realty Trust
(c)
3,352 95,364
Apartment Income REIT Corp.
(c)
1,979 104,531
AvalonBay Communities, Inc.
(c)
1,765 431,066
Boston Properties, Inc.
(c)
1,831 205,219
Camden Property Trust
(c)
1,254 200,753
CBRE Group, Inc., Class A
(b)
4,163 421,878
CubeSmart
(c)
2,564 130,097
CyrusOne , Inc.
(c)
1,587 142,592
Duke Realty Corp.
(c)
4,830 279,077
Equity LifeStyle Properties, Inc.
(c)
2,149 168,245
Equity Residential
(c)
4,299 381,450
Essex Property Trust, Inc.
(c)
797 265,003
Extra Space Storage, Inc.
(c)
1,711 339,103
Federal Realty Investment Trust
(c)
915 116,653
Gaming and Leisure Properties, Inc.
(c)
2,880 130,118
Healthpeak Properties, Inc.
(c)
6,923 244,867
Host Hotels & Resorts, Inc.
(b)(c)
9,241 160,239
Invitation Homes, Inc.
(c)
7,314 307,042
Iron Mountain, Inc.
(c)
3,706 170,180
Jones Lang LaSalle, Inc.
(b)
659 165,271
Kilroy Realty Corp.
(c)
1,372 87,808
Kimco Realty Corp.
(c)
7,672 186,123
Lamar Advertising Co., Class A
(c)
1,119 123,940
Life Storage, Inc.
(c)
953 128,607
Medical Properties Trust, Inc.
(c)
7,649 174,091
Mid-America Apartment Communities, Inc.
(c)
1,465 302,786
National Retail Properties, Inc.
(c)
2,268 100,654
Opendoor Technologies, Inc.
(a),(b)
4,682 46,492
Realty Income Corp.
(c)
7,003 486,078
Regency Centers Corp.
(c)
2,089 149,886
Rexford Industrial Realty, Inc.
(c)
1,758 128,633
SBA Communications Corp., Class A
(c)
1,357 441,622
STORE Capital Corp.
(c)
3,097 98,206
Sun Communities, Inc.
(c)
1,440 272,102
UDR, Inc.
(c)
3,659 207,978
Ventas, Inc.
(c)
4,831 256,140
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 8.7% (continued)
VICI Properties, Inc.
(a)(c)
7,735 221,376
Vornado Realty Trust
(c)
2,017 82,717
W.P. Carey, Inc.
(a)(c)
2,290 177,704
Welltower , Inc.
(c)
5,468 473,693
Weyerhaeuser Co.
(c)
9,636 389,584
Zillow Group, Inc., Class A
(b)
449 22,387
Zillow Group, Inc., Class C
(b)
1,976 99,748
9,599,204
Utilities – 5.8%
AES Corp. (The) 7,946 176,242
Alliant Energy Corp. 3,182 190,475
Ameren Corp. 3,241 287,606
American Water Works Co., Inc. 2,226 357,941
Atmos Energy Corp. 1,679 180,022
Avangrid , Inc. 924 43,169
CenterPoint Energy, Inc. 7,784 220,754
CMS Energy Corp. 3,708 238,721
Consolidated Edison, Inc. 4,385 379,083
DTE Energy Co. 2,493 300,232
Edison International 4,767 299,320
Entergy Corp. 2,586 289,037
Essential Utilities, Inc. 2,899 141,297
Evergy , Inc. 2,915 189,359
Eversource Energy 4,388 392,682
FirstEnergy Corp. 6,878 288,601
NiSource, Inc. 5,005 146,046
NRG Energy, Inc. 3,156 126,019
PG&E Corp.
(b)
19,068 243,880
Pinnacle West Capital Corp. 1,480 103,023
PPL Corp. 9,386 278,577
Public Service Enterprise Group, Inc. 6,378 424,328
UGI Corp. 2,690 121,992
Vistra Corp. 6,098 132,997
WEC Energy Group, Inc. 4,030 391,071
Xcel Energy, Inc. 6,798 473,549
6,416,023
Total Common Stocks (cost $92,438,022) 110,352,802
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $246,550) 246,550 246,550
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $377,323) 377,323 377,323
Total Investments (cost $93,061,895) 100.3% 110,976,675
Liabilities, Less Cash and Receivables (0.3)% (344,314)
Net Assets 100.0% 110,632,361
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $2,631,532 and the value of the collateral was $2,696,969, consisting of cash collateral of
$377,323 and U.S. Government & Agency securities valued at $2,319,646. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 3/18/2022 277,446 262,970 (14,476)

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 2.7%
Advantage Solutions, Inc.
(a),(b)
3,391 24,686
Altice USA, Inc., Class A
(b)
6,632 95,633
Bumble, Inc., Class A
(b)
2,151 63,476
Cardlytics, Inc.
(a),(b)
1,012 67,905
Cargurus , Inc., Class A
(b)
2,681 85,524
Cinemark Holdings, Inc.
(a),(b)
3,303 49,875
Cogent Communications Holdings, Inc. 1,227 78,049
Frontier Communications Parent, Inc.
(b)
6,348 169,238
Fubotv , Inc.
(a),(b)
4,267 45,828
Globalstar , Inc.
(b)
20,221 21,636
Iheartmedia , Inc.
(b)
3,274 65,971
Iridium Communications, Inc.
(b)
3,920 140,650
John Wiley & Sons, Inc., Class A 1,270 64,453
Liberty Latin America Ltd., Class A
(b)
1,182 12,931
Liberty Latin America Ltd., Class C
(b)
4,875 52,699
Lions Gate Entertainment Corp., Class A
(b)
1,885 29,557
Lions Gate Entertainment Corp., Class B
(b)
3,774 55,025
Madison Square Garden Sports Corp., Class A
(b)
517 85,858
Magnite , Inc.
(b)
3,540 48,038
Nexstar Media Group, Inc., Class A 1,242 205,402
Skillz , Inc., Class A
(a),(b)
8,120 39,057
Techtarget , Inc.
(b)
785 65,108
TEGNA, Inc. 6,541 126,634
TripAdvisor, Inc.
(b)
3,073 83,432
Vimeo, Inc.
(b)
4,628 67,800
Warner Music Group Corp., Class A 3,325 141,313
World Wrestling Entertainment, Inc., Class A
(a)
1,402 70,016
Yelp, Inc., Class A
(b)
2,154 74,399
Ziff Davis, Inc.
(b)
1,456 152,967
Ziprecruiter , Inc., Class A
(b)
337 7,310
2,290,470
Consumer Discretionary – 12.0%
2U, Inc.
(b)
2,407 38,849
Abercrombie & Fitch Co., Class A
(b)
1,749 68,211
Academy Sports & Outdoors, Inc.
(b)
2,664 103,630
Acushnet Holdings Corp. 1,029 48,054
Adient PLC
(b)
2,846 119,447
American Eagle Outfitters, Inc.
(a)
4,750 108,442
Asbury Automotive Group, Inc.
(b)
714 114,933
Boot Barn Holdings, Inc.
(b)
887 81,577
Boyd Gaming Corp.
(b)
2,453 145,855
Callaway Golf Co.
(b)
3,483 83,104
Carter's, Inc. 1,285 119,659
Century Communities, Inc. 859 56,565
Cheesecake Factory, Inc. (The)
(b)
1,486 53,020
Choice Hotels International, Inc. 994 142,540
Columbia Sportswear Co. 1,044 96,956
Coursera, Inc.
(b)
2,476 50,288
Cracker Barrel Old Country Store, Inc. 678 80,777
Dana, Inc. 4,343 94,069
Dick's Sporting Goods, Inc.
(a)
1,960 226,184
Dillard's, Inc., Class A 134 33,998
Dorman Products, Inc.
(b)
830 77,713
Duolingo , Inc., Class A
(b)
171 17,102
Dutch Bros, Inc., Class A
(a),(b)
707 36,870
Faraday Future Intelligent Electric, Inc.
(a),(b)
5,099 21,824
Fisker , Inc.
(a),(b)
4,210 49,720
Foot Locker, Inc. 2,797 124,970
Fox Factory Holding Corp.
(b)
1,271 169,132
Frontdoor , Inc.
(b)
2,559 92,892
Gentherm , Inc.
(b)
1,002 87,565
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 12.0% (continued)
Goodyear Tire & Rubber Co. (The)
(b)
8,422 174,588
Graham Holdings Co., Class B 119 70,819
Grand Canyon Education, Inc.
(b)
1,230 102,926
Group 1 Automotive, Inc.
(a)
544 92,377
H&R Block, Inc. 5,268 120,426
Hanesbrands, Inc. 10,456 168,342
Harley-Davidson, Inc. 4,647 160,647
Hayward Holdings, Inc.
(a),(b)
1,335 26,286
Helen of Troy Ltd.
(b)
720 150,718
Hilton Grand Vacations, Inc.
(b)
2,681 130,994
Hyatt Hotels Corp., Class A
(b)
1,510 138,331
Installed Building Products, Inc. 698 77,331
iRobot Corp.
(b)
798 52,285
Jack In The Box, Inc. 650 59,182
KB Home 2,654 112,131
Kontoor Brands, Inc. 1,384 68,217
LCI Industries 766 94,348
Leggett & Platt, Inc. 3,982 158,683
Leslie's, Inc.
(b)
4,125 85,924
Levi Strauss & Co., Class A 2,909 63,794
LGI Homes, Inc.
(b)
663 82,550
Life Time Group Holdings, Inc.
(b)
1,142 17,153
Luminar Technologies, Inc., Class A
(a),(b)
6,327 92,627
Marriott Vacations Worldwide Corp. 1,284 208,496
MDC Holdings, Inc. 1,654 83,841
Meritage Homes Corp.
(b)
1,128 115,090
Mister Car Wash, Inc.
(a),(b)
1,210 20,812
Monro , Inc. 1,018 50,625
Murphy USA, Inc. 718 141,202
National Vision Holdings, Inc.
(a),(b)
2,510 102,609
Nordstrom, Inc.
(a),(b)
3,505 78,863
Odp Corp. (The)
(b)
1,378 60,949
Ollie's Bargain Outlet Holdings, Inc.
(b)
1,777 85,189
Overstock.Com, Inc.
(b)
1,335 64,000
Papa John's International, Inc. 979 120,858
Petco Health & Wellness Co., Inc., Class A
(a),(b)
2,631 49,331
Planet Fitness, Inc., Class A
(b)
2,505 222,043
Polaris, Inc. 1,730 194,781
Powerschool Holdings, Inc., Class A
(b)
1,191 19,509
Qurate Retail, Inc., Series A 10,406 73,154
Ralph Lauren Corp., Class A 1,476 163,600
Red Rock Resorts, Inc., Class A 1,740 77,465
Rent-A-Center, Inc./ Tx , Class A 1,779 74,985
Revolve Group, Inc., Class A
(b)
1,186 58,494
Scientific Games Corp.
(b)
2,892 166,868
SeaWorld Entertainment, Inc.
(b)
1,546 92,111
Shake Shack, Inc., Class A
(b)
1,150 75,981
Shutterstock , Inc. 672 65,164
Signet Jewelers Ltd. 1,608 138,497
Six Flags Entertainment Corp.
(b)
2,419 95,526
Skechers USA, Inc., Class A
(b)
4,072 171,024
Skyline Champion Corp.
(b)
1,590 107,071
Sleep Number Corp.
(b)
712 50,908
Sonos , Inc.
(b)
3,802 95,886
Steven Madden Ltd. 2,308 94,951
Stitch Fix, Inc., Class A
(b)
2,607 42,833
Taylor Morrison Home Corp., Class A
(b)
3,697 113,461
Terminix Global Holdings, Inc.
(b)
3,670 158,324
Texas Roadhouse, Inc., Class A 2,125 181,454
Thor Industries, Inc. 1,687 159,573
Travel + Leisure Co. 2,662 151,202
TRI Pointe Group, Inc.
(b)
3,467 82,549

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 12.0% (continued)
Udemy , Inc.
(b)
444 7,193
Urban Outfitters, Inc.
(b)
2,017 57,928
Veoneer , Inc.
(b)
2,996 105,489
Victoria's Secret & Co.
(b)
2,173 121,319
Vista Outdoor, Inc.
(b)
1,772 68,364
Visteon Corp.
(b)
832 84,456
Vroom, Inc.
(a),(b)
4,015 32,200
Warby Parker, Inc., Class A
(a),(b)
308 11,448
Wendy's Co. (The) 5,332 122,796
Wingstop , Inc. 906 138,845
Winnebago Industries, Inc. 976 62,972
Wolverine World Wide, Inc. 2,472 65,483
Wyndham Hotels & Resorts, Inc. 2,815 236,319
Xometry , Inc., Class A
(b)
208 10,733
10,079,449
Consumer Staples – 4.1%
Beauty Health Co. (The)
(b)
2,859 40,598
Beyond Meat, Inc.
(a),(b)
1,776 115,671
BJ's Wholesale Club Holdings, Inc.
(b)
4,134 254,117
Boston Beer Co., Inc. (The), Class A
(b)
276 116,149
Casey's General Stores, Inc. 1,146 215,230
Celsius Holdings, Inc.
(b)
1,175 56,083
Central Garden & Pet Co.
(b)
279 12,943
Central Garden & Pet Co., Class A
(b)
1,311 56,806
Coca-Cola Consolidated, Inc. 148 84,804
Coty, Inc., Class A
(b)
10,002 84,817
Duckhorn Portfolio, Inc. (The)
(b)
935 18,663
Energizer Holdings, Inc.
(a)
1,910 71,835
Flowers Foods, Inc. 5,940 167,092
Freshpet , Inc.
(b)
1,297 120,660
Grocery Outlet Holding Corp.
(b)
2,553 64,795
Hain Celestial Group, Inc. (The)
(b)
2,760 100,823
Herbalife Nutrition Ltd.
(b)
2,975 126,467
Hostess Brands, Inc., Class A
(b)
4,242 87,046
Ingredion, Inc. 2,012 190,536
Inter Parfums , Inc. 572 56,611
J&J Snack Foods Corp. 444 67,350
Lancaster Colony Corp. 583 92,563
Medifast , Inc. 347 68,952
National Beverage Corp. 749 33,458
Performance Food Group Co.
(b)
4,626 195,171
Pilgrim's Pride Corp.
(b)
1,562 43,689
Post Holdings, Inc.
(b)
1,761 186,349
PriceSmart , Inc. 750 53,557
Reynolds Consumer Products, Inc. 1,752 53,033
Sanderson Farms, Inc. 630 115,920
Seaboard Corp. 13 49,660
Simply Good Foods Co. (The)
(b)
2,625 92,479
Spectrum Brands Holdings, Inc. 1,253 111,993
Sprouts Farmers Market, Inc.
(b)
3,502 95,044
United Natural Foods, Inc.
(b)
1,694 65,693
WD-40 Co. 402 89,349
3,456,006
Energy – 3.9%
Antero Midstream Corp. 9,808 97,590
Antero Resources Corp.
(b)
8,541 166,806
Cactus, Inc., Class A 1,779 86,210
California Resources Corp. 2,492 106,209
Callon Petroleum Co.
(a),(b)
1,418 70,106
Championx Corp.
(b)
6,005 134,512
Chesapeake Energy Corp. 3,133 213,577
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Energy – 3.9% (continued)
Clean Energy Fuels Corp.
(a),(b)
5,269 31,983
CNX Resources Corp.
(b)
6,309 93,562
Denbury, Inc.
(b)
1,511 113,537
Dt Midstream, Inc. 2,966 153,342
EQT Corp.
(b)
9,052 192,355
Equitrans Midstream Corp. 12,284 99,623
Helmerich & Payne, Inc. 3,376 96,891
HollyFrontier Corp. 4,516 158,783
Magnolia Oil & Gas Corp., Class A 4,467 96,621
Matador Resources Co. 3,327 148,950
Murphy Oil Corp. 4,387 138,629
New Fortress Energy, Inc., Class A 1,152 25,298
NOV, Inc. 11,802 193,789
Oasis Petroleum, Inc. 616 83,425
PDC Energy, Inc. 2,934 173,898
Range Resources Corp.
(b)
7,486 144,106
Renewable Energy Group, Inc.
(b)
1,454 58,538
SM Energy Co. 3,646 119,625
Southwestern Energy Co.
(a),(b)
30,333 133,465
Valaris Ltd.
(b)
1,952 80,988
Whiting Petroleum Corp.
(b)
1,205 89,471
3,301,889
Financials – 16.9%
Affiliated Managers Group, Inc. 1,240 181,300
American Equity Investment Life Holding Co. 2,538 104,413
American National Group, Inc. 406 76,649
Ameris Bancorp 2,036 100,395
Arbor Realty Trust, Inc.
(c)
4,516 79,075
Artisan Partners Asset Management, Inc., Class
A 1,885 81,451
Associated Banc-Corp. 4,456 106,498
Assured Guaranty Ltd. 2,135 113,774
Atlantic Union Bankshares Corp. 2,369 96,466
Axis Capital Holdings Ltd. 2,287 130,313
Axos Financial, Inc.
(b)
1,665 85,747
BancFirst Corp. 594 44,520
Bank of Hawaii Corp. 1,228 105,694
Bank OZK 3,642 170,628
BankUnited , Inc. 2,741 114,437
Blackstone Mortgage Trust, Inc., Class A
(c)
4,982 156,534
Blue Owl Capital, Inc., Class A 10,058 125,021
BOK Financial Corp. 912 93,526
Brighthouse Financial, Inc.
(b)
2,404 130,898
Brightsphere Investment Group, Inc. 1,847 39,858
Cadence Bank 5,949 185,430
Cannae Holdings, Inc.
(b)
2,458 73,420
Cathay General Bancorp 2,301 103,913
Chimera Investment Corp.
(c)
7,157 103,776
CNO Financial Group, Inc. 3,775 94,148
Cohen & Steers, Inc. 715 59,724
Columbia Banking System, Inc. 2,419 84,109
Community Bank System, Inc. 1,627 116,200
CVB Financial Corp. 3,742 82,436
Eastern Bankshares , Inc. 5,280 112,411
Enstar Group Ltd.
(b)
387 102,586
Essent Group Ltd.
(b)
3,320 151,525
Evercore , Inc., Class A 1,174 146,539
Federated Hermes, Inc., Class B 2,874 95,158
First Bancorp 6,405 93,193
First Citizens BancShares , Inc., Class A 410 319,423
First Financial Bancorp 2,801 70,613

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 16.9% (continued)
First Financial Bankshares , Inc. 3,839 180,395
First Hawaiian, Inc. 3,789 107,418
First Merchants Corp. 1,565 66,403
Firstcash Holdings, Inc. 1,334 92,980
Flagstar Bancorp, Inc. 1,646 74,481
FNB Corp. 10,237 132,262
Focus Financial Partners, Inc., Class A
(b)
1,506 75,842
Freedom Holding Corp./NV
(a),(b)
547 34,931
Fulton Financial Corp. 4,744 85,155
Genworth Financial, Inc., Class A
(b)
14,704 57,346
Glacier Bancorp, Inc. 3,307 171,733
Goosehead Insurance, Inc., Class A 600 59,148
Green Dot Corp., Class A
(b)
1,553 49,246
Hamilton Lane, Inc., Class A 1,073 97,064
Hancock Whitney Corp. 2,569 135,438
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(c)
2,493 103,410
Hanover Insurance Group, Inc. (The) 1,053 145,272
Hilltop Holdings, Inc. 1,905 62,922
Hippo Holdings, Inc.
(b)
10,553 22,161
Home Bancshares, Inc. 4,420 104,135
Houlihan Lokey , Inc., Class A 1,542 163,884
Independent Bank Corp. 1,401 118,174
Independent Bank Group, Inc. 1,071 81,310
Interactive Brokers Group, Inc., Class A 2,648 180,567
International Bancshares Corp. 1,638 68,845
Investors Bancorp, Inc. 6,809 111,123
Jackson Financial, Inc., Class A 2,786 106,899
Janus Henderson Group PLC
(b)
5,176 190,994
Kemper Corp. 1,851 111,023
Kinsale Capital Group, Inc. 640 128,205
Lemonade, Inc.
(a),(b)
1,202 38,380
Lendingclub Corp.
(b)
2,986 56,017
LendingTree , Inc.
(b)
353 43,010
Live Oak Bancshares, Inc. 923 54,328
Mercury General Corp. 851 46,516
MGIC Investment Corp. 9,822 149,098
Moelis & Co., Class A 1,791 101,138
Mr Cooper Group, Inc.
(b)
2,270 91,140
Navient Corp. 4,891 85,250
Nelnet, Inc., Class A 681 60,289
New Residential Investment Corp.
(c)
14,174 150,953
New York Community Bancorp, Inc. 13,850 161,491
NMI Holdings, Inc., Class A
(b)
2,750 68,035
Old National Bancorp 4,862 89,120
OneMain Holdings, Inc., Class A 3,409 176,109
Open Lending Corp., Class A
(b)
3,213 61,015
Oscar Health, Inc., Class A
(b)
1,223 8,194
Pacific Premier Bancorp, Inc. 2,853 109,127
PacWest Bancorp 3,503 162,644
PennyMac Financial Services, Inc. 930 58,311
Pinnacle Financial Partners, Inc. 2,307 223,110
Popular, Inc. 2,433 216,951
Primerica, Inc. 1,181 182,276
Prog Holdings, Inc.
(b)
1,687 67,159
Prosperity Bancshares, Inc. 2,795 204,734
Radian Group, Inc. 5,457 122,182
RenaissanceRe Holdings Ltd. 1,396 219,409
Renasant Corp. 1,605 59,032
RLI Corp. 1,181 123,745
Rocket Cos., Inc., Class A
(a)
3,940 49,802
Ryan Specialty Group Holdings, Inc., Class A
(a),(b)
1,756 65,692
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 16.9% (continued)
Sandy Spring Bancorp, Inc. 1,639 77,541
Selective Insurance Group, Inc. 1,812 142,967
Selectquote , Inc.
(b)
3,815 28,193
ServisFirst Bancshares, Inc.
(a)
1,470 124,759
Silvergate Capital Corp., Class A
(b)
907 97,720
Simmons First National Corp., Class A 3,465 99,099
SLM Corp. 8,914 163,483
South State Corp. 2,095 176,839
Sterling Bancorp
(b)
5,733 150,721
Stifel Financial Corp. 3,175 237,808
Synovus Financial Corp. 4,475 222,676
Texas Capital Bancshares, Inc.
(b)
1,563 98,000
TFS Financial Corp. 1,456 25,305
Towne Bank 2,065 64,800
Triumph Bancorp, Inc.
(b)
732 64,035
Trupanion , Inc.
(b)
1,028 97,917
UMB Financial Corp. 1,297 127,690
Umpqua Holdings Corp. 6,505 131,921
United Bankshares , Inc. 4,050 143,087
United Community Banks, Inc. 3,156 111,691
Unum Group 6,182 156,899
Valley National Bancorp 12,205 169,894
Virtu Financial, Inc., Class A 2,505 77,480
Virtus Investment Partners, Inc. 222 58,093
Walker & Dunlop, Inc. 889 117,712
Washington Federal, Inc. 1,928 67,519
Webster Financial Corp. 2,699 153,330
WesBanco , Inc. 1,827 64,840
Wework , Inc., Class A
(b)
6,220 46,215
White Mountains Insurance Group Ltd. 90 93,686
Wintrust Financial Corp. 1,695 166,229
WSFS Financial Corp. 1,965 102,927
14,215,900
Health Care – 13.4%
1Life Healthcare, Inc.
(b)
5,001 55,811
Acadia Healthcare Co., Inc.
(b)
2,719 143,155
ACADIA Pharmaceuticals, Inc.
(b)
3,447 77,523
Accolade, Inc.
(b)
1,786 34,113
Adagio Therapeutics, Inc.
(a),(b)
544 3,906
AdaptHealth Corp., Class A
(b)
2,755 52,070
Adaptive Biotechnologies Corp.
(b)
3,147 54,884
Agiliti , Inc.
(b)
813 15,553
Agios Pharmaceuticals, Inc.
(b)
1,584 48,930
Alignment Healthcare, Inc.
(b)
900 6,840
Alkermes PLC
(b)
4,890 124,695
Allakos , Inc.
(b)
1,095 7,402
Allogene Therapeutics, Inc.
(b)
2,366 27,091
ALX Oncology Holdings, Inc.
(b)
676 10,816
Amedisys , Inc.
(b)
981 132,533
Amicus Therapeutics, Inc.
(b)
7,374 69,389
AMN Healthcare Services, Inc.
(b)
1,428 144,714
Apellis Pharmaceuticals, Inc.
(b)
2,350 94,635
Apollo Medical Holdings, Inc.
(b)
1,146 58,996
Arcus Biosciences, Inc.
(b)
1,441 44,383
Arena Pharmaceuticals, Inc.
(b)
1,902 174,946
Arrowhead Pharmaceuticals, Inc.
(b)
3,139 165,614
Arvinas , Inc.
(b)
1,255 89,720
AtriCure , Inc.
(b)
1,430 93,865
Axonics , Inc.
(b)
1,428 67,730
Beam Therapeutics, Inc.
(b)
1,371 94,887
BioCryst Pharmaceuticals, Inc.
(b)
5,378 83,090

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.4% (continued)
Blueprint Medicines Corp.
(b)
1,752 135,079
Caredx , Inc.
(b)
1,508 63,034
Cerevel Therapeutics Holdings, Inc.
(b)
1,668 43,435
Certara , Inc.
(b)
3,204 85,643
Change Healthcare, Inc.
(b)
7,665 150,847
ChemoCentryx , Inc.
(b)
1,440 38,722
CONMED Corp. 878 120,795
Corcept Therapeutics, Inc.
(a),(b)
3,155 59,219
Corvel Corp.
(b)
293 51,603
Covetrus , Inc.
(b)
3,224 58,258
CRISPR Therapeutics AG
(b)
2,095 133,556
Cryoport , Inc.
(a),(b)
1,358 56,724
Cytek Biosciences, Inc.
(b)
386 5,620
Cytokinetics, Inc.
(b)
2,539 84,269
Definitive Healthcare Corp., Class A
(b)
766 16,760
Denali Therapeutics, Inc.
(b)
2,734 93,558
Doximity , Inc., Class A
(a),(b)
1,457 66,396
Editas Medicine, Inc., Class A
(b)
2,099 39,965
Emergent BioSolutions , Inc.
(b)
1,513 70,808
Encompass Health Corp. 2,996 185,872
Ensign Group, Inc. (The) 1,580 119,179
Envista Holdings Corp.
(b)
4,836 209,109
Erasca , Inc.
(b)
517 6,127
Evolent Health, Inc., Class A
(b)
2,417 57,307
Exelixis , Inc.
(b)
9,498 171,914
Fate Therapeutics, Inc.
(b)
2,430 100,869
Figs, Inc., Class A
(b)
1,036 23,289
Fulgent Genetics, Inc.
(a),(b)
594 37,939
Glaukos Corp.
(b)
1,487 79,168
Global Blood Therapeutics, Inc.
(b)
1,740 50,199
Globus Medical, Inc., Class A
(b)
2,384 159,084
Haemonetics Corp.
(b)
1,580 76,393
Halozyme Therapeutics, Inc.
(b)
4,220 146,054
Health Catalyst, Inc.
(a),(b)
1,581 47,193
HealthEquity , Inc.
(b)
2,589 138,356
Heska Corp.
(b)
318 43,750
ICU Medical, Inc.
(b)
600 128,016
Immunitybio , Inc.
(a),(b)
2,026 11,791
Inari Medical, Inc.
(b)
1,006 74,001
Insmed , Inc.
(b)
3,653 82,850
Inspire Medical Systems, Inc.
(b)
821 181,679
Instil Bio, Inc.
(b)
538 6,246
Integer Holdings Corp.
(b)
1,025 80,370
Integra LifeSciences Holdings Corp.
(b)
2,174 140,745
Intra-Cellular Therapies, Inc.
(b)
2,531 120,197
Invitae Corp.
(a),(b)
6,264 70,407
Ionis Pharmaceuticals, Inc.
(b)
4,368 138,902
Iovance Biotherapeutics , Inc.
(b)
4,171 69,447
iRhythm Technologies, Inc.
(b)
915 114,220
Karuna Therapeutics, Inc.
(b)
629 69,857
Kodiak Sciences, Inc.
(b)
1,048 61,518
Kymera Therapeutics, Inc.
(b)
1,057 44,394
LHC Group, Inc.
(b)
943 117,026
Lifestance Health Group, Inc.
(a),(b)
1,134 8,652
Ligand Pharmaceuticals, Inc.
(b)
480 59,822
LivaNova PLC
(b)
1,604 120,476
Maravai Lifesciences Holdings, Inc., Class A
(b)
3,215 92,978
MEDNAX, Inc.
(b)
2,492 60,929
Medpace Holdings, Inc.
(b)
860 152,616
Merit Medical Systems, Inc.
(b)
1,471 81,567
Multiplan Corp.
(a),(b)
7,904 31,853
Myriad Genetics, Inc.
(b)
2,479 65,173
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.4% (continued)
Nanostring Technologies, Inc.
(b)
1,454 50,483
Nektar Therapeutics, Class A
(b)
5,287 58,791
Neogen Corp.
(b)
3,249 118,491
NeoGenomics , Inc.
(a),(b)
3,623 81,662
Nevro Corp.
(b)
1,096 72,007
NuVasive , Inc.
(b)
1,601 83,268
Ocugen , Inc.
(a),(b)
6,390 22,685
Omnicell , Inc.
(b)
1,329 199,536
OPKO Health, Inc.
(b)
12,561 39,316
Option Care Health, Inc.
(b)
4,165 97,336
Ortho-Clinical Diagnostics Holdings PLC, Class
A
(b)
3,587 62,270
Outset Medical, Inc.
(b)
1,247 46,376
Owens & Minor, Inc. 2,252 94,787
Pacific Biosciences of California, Inc.
(b)
6,602 73,810
Pacira BioSciences , Inc.
(b)
1,289 80,911
Patterson Cos., Inc. 2,606 74,766
Perrigo Co. PLC 4,040 153,803
Phreesia , Inc.
(b)
1,593 49,686
Premier, Inc., Class A 3,656 139,732
Prestige Consumer Healthcare, Inc.
(b)
1,554 87,723
Privia Health Group, Inc.
(b)
646 13,747
Progyny , Inc.
(b)
2,164 87,642
Prothena Corp. PLC
(b)
1,085 36,977
PTC Therapeutics, Inc.
(b)
2,213 89,007
Quidel Corp.
(b)
1,138 117,624
R1 RCM, Inc.
(b)
4,135 98,330
Reata Pharmaceuticals, Inc., Class A
(b)
859 24,155
Recursion Pharmaceuticals, Inc., Class A
(b)
803 9,508
Relay Therapeutics, Inc.
(a),(b)
2,333 51,629
REVOLUTION Medicines, Inc.
(b)
1,904 40,974
Sage Therapeutics, Inc.
(b)
1,595 62,875
Sana Biotechnology, Inc.
(b)
2,644 23,161
Sarepta Therapeutics, Inc.
(b)
2,597 185,867
Schrodinger, Inc.
(b)
1,472 41,731
Seer, Inc., Class A
(a),(b)
1,090 17,146
Select Medical Holdings Corp. 3,294 76,520
Sharecare , Inc.
(b)
8,304 28,317
Shockwave Medical, Inc.
(b)
1,056 153,088
Signify Health, Inc., Class A
(a),(b)
753 10,038
Sotera Health Co.
(b)
2,943 63,304
Springworks Therapeutics, Inc.
(b)
803 44,711
STAAR Surgical Co.
(b)
1,435 104,353
Surgery Partners, Inc.
(b)
1,129 48,174
Tenet Healthcare Corp.
(b)
3,235 239,778
TG Therapeutics, Inc.
(b)
4,167 48,212
Tilray , Inc., Class 2
(a),(b)
13,286 79,185
Turning Point Therapeutics, Inc.
(b)
1,555 57,893
Twist Bioscience Corp.
(b)
1,448 86,040
Ultragenyx Pharmaceutical, Inc.
(b)
2,033 142,168
Veracyte , Inc.
(b)
2,049 62,310
Vericel Corp.
(a),(b)
1,491 53,050
Verve Therapeutics, Inc.
(a),(b)
396 11,413
Vir Biotechnology, Inc.
(b)
2,155 73,981
Xencor , Inc.
(b)
1,664 57,192
Zentalis Pharmaceuticals, Inc.
(b)
1,124 64,158
11,280,813
Industrials – 15.5%
AAON, Inc. 1,228 78,899
ABM Industries, Inc. 2,093 87,257
Acuity Brands, Inc. 1,053 201,681

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 15.5% (continued)
ADT, Inc. 4,334 32,895
Aerojet Rocketdyne Holdings, Inc. 2,321 89,567
AeroVironment , Inc.
(b)
714 40,641
Air Lease Corp., Class A 3,191 127,034
Alaska Air Group, Inc.
(b)
3,791 207,519
Albany International Corp., Class A 985 82,454
Alight, Inc.
(b)
7,417 71,648
Allegiant Travel Co., Class A
(b)
467 83,434
Allison Transmission Holdings, Inc. 3,149 119,631
Altra Industrial Motion Corp. 1,965 94,870
Ameresco , Inc., Class A
(b)
948 47,978
APi Group Corp.
(b)
5,967 133,064
Applied Industrial Technologies, Inc. 1,147 112,383
Arcosa , Inc. 1,474 68,777
Armstrong World Industries, Inc. 1,429 141,500
Array Technologies, Inc.
(b)
3,672 38,703
ASGN, Inc.
(b)
1,585 182,069
Atkore , Inc.
(b)
1,397 150,569
Azek Co., Inc. (The), Class A
(b)
3,348 110,585
Barnes Group, Inc. 1,407 63,554
Beacon Roofing Supply, Inc.
(b)
1,621 88,944
Bloom Energy Corp., Class A
(b)
4,503 67,905
Boise Cascade Co. 1,159 81,385
Brady Corp., Class A 1,431 74,298
Brink's Co. (The) 1,487 103,763
BWX Technologies, Inc. 2,774 123,471
CACI International, Inc., Class A
(b)
705 174,459
Casella Waste Systems, Inc., Class A
(b)
1,525 115,870
Chart Industries, Inc.
(a),(b)
1,075 131,010
Cimpress PLC
(b)
596 40,063
Clean Harbors, Inc.
(b)
1,514 140,121
Colfax Corp.
(b)
4,029 165,673
Comfort Systems USA, Inc. 1,091 97,950
Core & Main, Inc., Class A
(b)
1,715 41,246
Crane Co. 1,512 156,507
Curtiss-Wright Corp. 1,198 159,082
Driven Brands Holdings, Inc.
(b)
1,703 48,110
Dycom Industries, Inc.
(b)
911 76,788
EMCOR Group, Inc. 1,607 191,571
Encore Wire Corp. 642 72,347
EnerSys 1,242 93,063
Enovix Corp.
(b)
2,913 46,928
ESCO Technologies, Inc. 808 64,462
Ess Tech, Inc.
(b)
1,486 8,099
Evoqua Water Technologies Corp.
(b)
3,611 146,246
Exponent, Inc. 1,562 148,359
Federal Signal Corp. 1,798 70,158
First Advantage Corp.
(b)
1,241 20,998
Flowserve Corp. 4,015 130,969
Fluor Corp.
(b)
4,273 89,904
Forward Air Corp. 781 83,020
Franklin Electric Co., Inc. 1,173 101,816
Frontier Group Holdings, Inc.
(b)
1,033 13,512
FTI Consulting, Inc.
(b)
1,022 149,018
FuelCell Energy, Inc.
(a),(b)
11,423 48,434
Gates Industrial Corp. PLC
(b)
3,003 46,456
GATX Corp. 1,078 112,597
Gibraltar Industries, Inc.
(b)
959 52,553
GrafTech International Ltd. 6,271 65,720
Helios Technologies, Inc. 982 75,251
Herc Holdings, Inc. 748 120,017
Hexcel Corp.
(b)
2,589 135,068
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 15.5% (continued)
Hillenbrand, Inc. 2,209 102,674
Hub Group, Inc., Class A
(b)
1,006 76,174
Insperity , Inc. 1,081 116,240
JELD-WEN Holding, Inc.
(b)
2,722 64,239
JetBlue Airways Corp.
(b)
9,611 140,609
Joby Aviation Inc.
(b)
7,821 32,457
John Bean Technologies Corp. 949 128,115
Kadant , Inc. 378 78,995
KBR, Inc. 4,227 183,452
Kennametal, Inc. 2,607 90,124
Kirby Corp.
(b)
1,812 118,106
Korn Ferry 1,642 108,996
Kratos Defense & Security Solutions, Inc.
(b)
3,612 60,537
Landstar System, Inc. 1,158 185,280
ManpowerGroup , Inc. 1,628 170,728
ManTech International Corp., Class A 788 56,925
Masonite International Corp.
(b)
726 72,048
MasTec , Inc.
(b)
1,748 150,555
Matson, Inc. 1,273 124,321
Mercury Systems, Inc.
(b)
1,713 97,504
Microvast Holdings, Inc.
(a),(b)
6,913 38,298
Millerknoll , Inc. 2,361 91,182
Moog, Inc., Class A 883 67,320
MSA Safety, Inc. 1,102 151,415
MSC Industrial Direct Co., Inc., Class A 1,383 112,908
Mueller Industries, Inc. 1,720 88,855
Mueller Water Products, Inc., Class A 4,570 58,725
Nikola Corp.
(a),(b)
6,451 51,802
nVent Electric PLC
(b)
5,091 176,098
Parsons Corp.
(b)
840 25,578
Proterra , Inc.
(a),(b)
5,452 43,125
RBC Bearings, Inc.
(b)
878 158,453
Resideo Technologies, Inc.
(b)
4,360 108,041
Rocket Lab USA, Inc.
(b)
4,239 38,321
Rush Enterprises, Inc., Class A 1,263 66,712
Ryder System, Inc. 1,627 119,080
Schneider National, Inc., Class B 1,113 28,493
Science Applications International Corp. 1,734 142,240
Shoals Technologies Group, Inc., Class A
(b)
3,204 54,019
Simpson Manufacturing Co., Inc. 1,322 149,108
SkyWest, Inc.
(b)
1,439 54,898
Spirit AeroSystems Holdings, Inc., Class A 3,176 139,204
Spirit Airlines, Inc.
(a),(b)
3,371 72,375
SPX Corp.
(b)
1,341 69,973
SPX FLOW, Inc. 1,276 109,991
Stem, Inc.
(a),(b)
3,753 46,087
Stericycle, Inc.
(b)
2,778 163,180
Terex Corp. 2,110 88,029
Timken Co. (The) 2,058 137,474
TriNet Group, Inc.
(b)
1,203 102,496
Trinity Industries, Inc. 2,473 71,049
Triton International Ltd.
(b)
2,022 122,169
UFP Industries, Inc. 1,854 148,060
UniFirst Corp. 461 87,632
Univar Solutions, Inc.
(b)
5,168 136,952
Upwork , Inc.
(b)
3,640 99,008
Valmont Industries, Inc. 638 138,593
Vicor Corp.
(b)
668 63,012
Virgin Galactic Holdings, Inc.
(a),(b)
5,510 50,692
Watts Water Technologies, Inc., Class A 830 127,164
Welbilt , Inc.
(b)
4,035 95,831
Werner Enterprises, Inc. 1,816 80,975

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 15.5% (continued)
WESCO International, Inc.
(b)
1,331 162,236
Willscot Mobile Mini Holdings Corp., Class A
(b)
6,734 249,427
Zurn Water Solutions Corp. 3,668 112,021
12,996,303
Information Technology – 15.1%
3D Systems Corp.
(b)
3,918 70,132
8x8, Inc.
(b)
3,539 54,324
ACI Worldwide, Inc.
(b)
3,614 124,213
Advanced Energy Industries, Inc. 1,114 96,005
Alarm.com Holdings, Inc.
(b)
1,375 102,534
Allegro Microsystems, Inc.
(b)
1,743 49,466
Alliance Data Systems Corp. 1,507 104,043
Altair Engineering, Inc., Class A
(b)
1,573 98,973
Alteryx , Inc., Class A
(b)
1,803 102,897
Ambarella , Inc.
(b)
1,092 153,044
Amkor Technology, Inc. 3,125 68,813
Amplitude, Inc., Class A
(b)
650 25,552
Appfolio , Inc., Class A
(b)
587 67,658
Appian Corp., Class A
(b)
1,240 69,899
Avidxchange Holdings, Inc.
(b)
672 6,962
Avnet, Inc. 2,997 120,959
Badger Meter, Inc. 911 92,166
Belden, Inc. 1,373 76,819
BigCommerce Holdings, Inc., Series 1
(b)
1,834 59,953
Blackbaud , Inc.
(b)
1,248 85,039
Blackline, Inc.
(b)
1,594 146,441
Box, Inc., Class A
(b)
4,514 117,951
C3.ai, Inc., Class A
(a),(b)
2,194 57,790
Calix, Inc.
(b)
1,679 84,420
CDK Global, Inc. 3,524 151,426
Cerence , Inc.
(a),(b)
1,183 75,109
Cirrus Logic, Inc.
(b)
1,725 154,284
Clear Secure, Inc., Class A
(b)
336 8,296
CMC Materials, Inc. 865 156,461
Coherent, Inc.
(b)
743 192,051
CommScope Holding Co, Inc.
(b)
6,336 59,495
CommVault Systems, Inc.
(b)
1,328 89,587
Corsair Gaming, Inc.
(a),(b)
1,049 20,497
CS Disco, Inc.
(b)
343 11,772
Datto Holding Corp.
(a),(b)
867 21,597
Diodes, Inc.
(b)
1,347 124,988
Dolby Laboratories, Inc., Class A 1,965 172,625
Domo, Inc., Class B
(b)
848 39,822
Doubleverify Holdings, Inc.
(b)
615 17,011
Duck Creek Technologies, Inc.
(b)
2,378 60,758
E2open Parent Holdings, Inc.
(b)
5,191 48,276
Envestnet , Inc.
(b)
1,650 122,001
Euronet Worldwide, Inc.
(b)
1,580 211,546
Everbridge , Inc.
(b)
1,203 61,497
EVERTEC, Inc. 1,871 81,650
ExlService Holdings, Inc.
(b)
1,006 121,243
Fabrinet
(b)
1,117 126,400
Fastly , Inc., Class A
(b)
3,289 94,263
Flywire Corp.
(b)
311 8,767
FormFactor , Inc.
(b)
2,415 103,217
II-VI, Inc.
(a),(b)
3,163 200,534
Informatica , Inc., Class A
(b)
861 24,039
Insight Enterprises, Inc.
(b)
1,069 100,646
InterDigital , Inc. 956 65,993
Ionq , Inc.
(a),(b)
3,384 38,713
Itron , Inc.
(b)
1,409 87,358
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 15.1% (continued)
Jamf Holding Corp.
(a),(b)
1,733 57,293
JFrog Ltd.
(b)
1,345 35,938
Kulicke & Soffa Industries, Inc. 1,906 104,239
Littelfuse , Inc. 748 201,938
LivePerson , Inc.
(b)
2,020 60,337
LiveRamp Holdings, Inc.
(b)
1,982 88,496
Lumentum Holdings, Inc.
(b)
2,173 220,516
MACOM Technology Solutions Holdings, Inc.
(b)
1,450 88,755
Mandiant , Inc.
(b)
7,250 109,403
Marathon Digital Holdings, Inc.
(a),(b)
2,983 70,220
Marqeta , Inc., Class A
(b)
6,929 81,762
Matterport , Inc.
(a),(b)
5,483 53,350
MAXIMUS, Inc. 1,855 143,429
MaxLinear , Inc., Class A
(b)
2,106 126,402
McAfee Corp., Class A 2,340 60,021
Microstrategy , Inc., Class A
(a),(b)
261 96,051
Mimecast Ltd.
(b)
1,869 148,978
Momentive Global, Inc.
(b)
3,737 64,015
N-Able, Inc.
(b)
1,847 20,613
National Instruments Corp. 3,986 164,303
Ncino , Inc.
(a),(b)
1,757 80,523
NCR Corp.
(b)
3,939 149,918
New Relic, Inc.
(b)
1,760 185,046
Novanta , Inc.
(b)
1,072 148,043
Nutanix , Inc., Class A
(b)
6,353 173,691
Onto Innovation, Inc.
(b)
1,494 136,761
PagerDuty , Inc.
(b)
2,322 76,672
Paycor Hcm , Inc.
(a),(b)
897 23,268
Payoneer Global, Inc.
(b)
5,768 30,109
Perficient , Inc.
(b)
1,000 104,820
Ping Identity Holding Corp.
(b)
1,870 37,007
Plexus Corp.
(b)
875 67,830
Power Integrations, Inc. 1,805 145,682
Pure Storage, Inc., Class A
(b)
8,041 213,006
Q2 Holdings, Inc.
(a),(b)
1,721 112,295
Qualtrics International, Inc., Class A
(b)
2,879 84,268
Qualys , Inc.
(b)
1,016 130,190
Rackspace Technology, Inc.
(b)
1,980 24,770
Rambus, Inc.
(b)
3,246 81,962
Rapid7, Inc.
(b)
1,680 161,834
Riot Blockchain , Inc.
(a),(b)
2,355 37,539
Rogers Corp.
(b)
563 153,671
Sabre Corp.
(a),(b)
10,076 92,195
Sailpoint Technologies Holdings, Inc.
(b)
2,823 109,222
Sanmina Corp.
(b)
1,905 72,047
Semtech Corp.
(b)
1,924 136,796
Sentinelone , Inc., Class A
(a),(b)
1,225 54,819
Shift4 Payments, Inc., Class A
(a),(b)
1,477 77,867
Silicon Laboratories, Inc.
(b)
1,208 199,550
Sitime Corp.
(b)
448 104,424
Smartrent , Inc., Class A
(b)
2,462 18,908
Solarwinds Corp. 1,543 20,985
Sprout Social, Inc., Class A
(b)
1,396 96,115
SPS Commerce, Inc.
(b)
1,089 134,873
Squarespace, Inc.
(b)
786 26,048
Sunpower Corp., Class A
(a),(b)
2,631 44,148
Switch, Inc., Class A 3,982 102,059
Synaptics , Inc.
(b)
1,186 249,475
TD Synnex Corp. 1,248 130,503
Tenable Holdings, Inc.
(b)
2,763 142,018
Teradata Corp.
(b)
3,236 130,540
TTEC Holdings, Inc. 511 40,926

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 15.1% (continued)
Ultra Clean Holdings, Inc.
(b)
1,419 71,546
Varonis Systems, Inc., Class B
(b)
3,190 118,859
Verint Systems, Inc.
(b)
2,028 104,097
Verra Mobility Corp., Class A
(b)
3,652 57,848
ViaSat , Inc.
(b)
2,217 97,592
Viavi Solutions, Inc.
(b)
7,143 117,574
Vishay Intertechnology , Inc. 4,122 85,367
Vonage Holdings Corp.
(b)
7,566 157,675
Vontier Corp. 5,109 143,614
WEX, Inc.
(b)
1,358 218,611
Workiva , Inc., Class A
(b)
1,362 161,097
Xerox Holdings Corp. 4,150 87,607
Zuora , Inc., Class A
(b)
3,405 56,625
12,704,569
Materials – 4.9%
Amyris , Inc.
(a),(b)
6,004 27,378
Arconic Corp.
(b)
3,190 98,667
Ashland Global Holdings, Inc. 1,693 162,596
Avient Corp. 2,723 135,524
Balchem Corp. 972 142,826
Cabot Corp. 1,717 94,418
Chemours Co. (The) 4,867 159,200
Commercial Metals Co. 3,642 121,788
Compass Minerals International, Inc. 1,039 55,483
Diversey Holdings Ltd.
(b)
1,447 15,917
Eagle Materials, Inc. 1,244 181,437
Element Solutions, Inc. 6,576 147,565
Graphic Packaging Holding Co. 8,532 161,340
Greif, Inc., Class A 825 48,807
HB Fuller Co. 1,550 111,243
Hecla Mining Co. 16,774 83,199
Huntsman Corp. 6,349 227,485
Ingevity Corp.
(b)
1,223 80,608
Innospec , Inc. 717 66,652
Livent Corp.
(a),(b)
4,846 111,506
Louisiana-Pacific Corp. 2,677 177,860
Minerals Technologies, Inc. 1,011 70,740
MP Materials Corp.
(a),(b)
2,253 89,985
NewMarket Corp.
(a)
200 67,614
Pactiv Evergreen, Inc. 1,533 16,786
Quaker Chemical Corp.
(a)
392 81,995
Ranpak Holdings Corp., Class A
(b)
1,225 32,903
Royal Gold, Inc. 2,007 203,811
Sensient Technologies Corp. 1,264 107,111
Silgan Holdings, Inc. 2,501 111,995
Sonoco Products Co. 2,941 166,578
Stepan Co. 627 69,070
Summit Materials, Inc., Class A
(b)
3,579 127,269
Trinseo PLC
(b)
1,173 62,802
Tronox Holdings PLC
(b)
3,550 80,585
U.S. Steel Corp.
(a)
8,166 169,200
Valvoline, Inc. 5,425 178,700
Worthington Industries, Inc. 920 49,846
4,098,489
Real Estate – 8.0%
Agree Realty Corp.
(c)
2,147 140,371
American Assets Trust, Inc.
(c)
1,591 57,228
American Campus Communities, Inc.
(c)
4,181 218,499
Apple Hospitality REIT, Inc.
(c)
6,416 103,490
Brandywine Realty Trust
(c)
4,945 63,593
Brixmor Property Group, Inc.
(c)
8,983 227,809
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 8.0% (continued)
Corporate Office Properties Trust
(c)
3,245 81,969
Cousins Properties, Inc.
(c)
4,428 170,744
Cushman & Wakefield PLC
(b)
4,404 92,440
Digitalbridge Group, Inc.
(b)(c)
15,669 114,384
Douglas Emmett, Inc.
(c)
5,283 164,935
EastGroup Properties, Inc.
(c)
1,261 252,086
EPR Properties
(c)
2,322 102,098
Equity Commonwealth
(b)(c)
3,561 92,728
Essential Properties Realty Trust, Inc.
(c)
3,672 97,492
eXp World Holdings, Inc.
(a)
2,077 56,370
First Industrial Realty Trust, Inc.
(c)
3,935 239,169
Four Corners Property Trust, Inc.
(c)
2,340 63,344
Healthcare Realty Trust, Inc.
(c)
4,455 138,194
Healthcare Trust of America, Inc., Class A
(c)
6,623 215,579
Highwoods Properties, Inc.
(c)
3,195 137,768
Howard Hughes Corp. (The)
(b)
1,277 122,988
Hudson Pacific Properties, Inc.
(c)
4,608 108,887
Independence Realty Trust, Inc.
(c)
3,303 75,936
Innovative Industrial Properties, Inc., Class A
(c)
716 141,904
JBG SMITH Properties
(c)
3,403 93,242
Kennedy-Wilson Holdings, Inc. 3,532 79,329
Kite Realty Group Trust
(c)
6,623 138,288
Lxp Industrial Trust, Class B
(c)
8,647 128,754
Macerich Co. (The)
(a)(c)
6,342 104,897
National Health Investors, Inc.
(c)
1,411 81,598
National Storage Affiliates Trust
(c)
2,515 154,823
Newmark Group, Inc., Class A 4,892 74,896
OMEGA Healthcare Investors, Inc.
(c)
7,244 228,041
Outfront Media, Inc.
(c)
4,397 109,221
Park Hotels & Resorts, Inc.
(b)(c)
7,275 132,405
Pebblebrook Hotel Trust
(c)
4,084 88,419
Physicians Realty Trust
(c)
6,772 123,657
Piedmont Office Realty Trust, Inc., Class A
(c)
3,582 63,616
PotlatchDeltic Corp.
(c)
2,025 108,925
PS Business Parks, Inc.
(c)
607 101,345
Rayonier, Inc.
(c)
4,323 157,962
Redfin Corp.
(a),(b)
3,095 91,519
RLJ Lodging Trust
(c)
4,774 66,120
Ryman Hospitality Properties, Inc.
(b)(c)
1,687 149,131
Sabra Health Care REIT, Inc.
(c)
6,938 94,426
Safehold , Inc.
(c)
403 24,946
SITE Centers Corp.
(c)
5,195 76,938
SL Green Realty Corp.
(c)
2,015 146,128
Spirit Realty Capital, Inc.
(c)
3,707 175,934
St Joe Co. (The) 1,004 48,704
STAG Industrial, Inc.
(c)
5,404 230,913
Sunstone Hotel Investors, Inc.
(b)(c)
6,347 71,785
Terreno Realty Corp.
(c)
2,346 175,410
Uniti Group, Inc.
(c)
7,213 86,989
Urban Edge Properties
(c)
3,145 57,365
6,745,731
Utilities – 3.4%
ALLETE, Inc. 1,562 99,702
American States Water Co. 1,076 99,239
Avista Corp. 2,171 96,523
Black Hills Corp. 1,875 127,012
California Water Service Group 1,533 95,184
Chesapeake Utilities Corp. 612 83,360
Clearway Energy, Inc., Class A 960 29,616
Clearway Energy, Inc., Class C 2,370 79,822
Hawaiian Electric Industries, Inc. 3,302 140,335

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 3.4% (continued)
IDACORP, Inc. 1,507 166,101
MDU Resources Group, Inc. 6,021 176,837
MGE Energy, Inc. 1,134 87,806
National Fuel Gas Co. 2,783 169,012
New Jersey Resources Corp. 2,967 119,303
NorthWestern Corp. 1,626 94,503
OGE Energy Corp. 6,205 235,294
ONE Gas, Inc. 1,622 126,338
Ormat Technologies, Inc.
(a)
1,302 88,744
Otter Tail Corp. 1,387 87,936
PNM Resources, Inc. 2,645 118,522
Portland General Electric Co. 2,757 144,853
South Jersey Industries, Inc. 3,329 83,292
Southwest Gas Holdings, Inc. 1,854 126,406
Spire, Inc. 1,501 98,946
Sunnova Energy International, Inc.
(b)
2,718 53,436
2,828,122
Total Common Stocks (cost $93,038,505) 83,997,741
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $33,084) 33,084 33,084
Investment of Cash Collateral for Securities Loaned – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $1,597,490) 1,597,490 1,597,490
Total Investments (cost $94,669,079) 101.8% 85,628,315
Liabilities, Less Cash and Receivables (1.8)% (1,495,914)
Net Assets 100.0% 84,132,401
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $4,140,165 and the value of the collateral was $4,255,625, consisting of cash collateral of
$1,597,490 and U.S. Government & Agency securities valued at $2,658,135. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 3/18/2022 112,984 101,220 (11,764)

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.2%
Australia – 6.7%
APA Group 8,359 56,302
Aristocrat Leisure Ltd. 4,180 118,831
ASX Ltd. 1,211 70,978
Australia & New Zealand Banking Group Ltd. 17,649 329,889
BHP Group Ltd. 17,192 561,418
BHP Group Ltd. 12,756 401,668
BlueScope Steel Ltd. 3,090 39,797
Brambles Ltd. 8,231 56,078
Cochlear Ltd. 343 46,532
Coles Group Ltd. 8,369 95,521
Commonwealth Bank of Australia 10,186 672,727
Computershare Ltd. 3,397 46,646
CSL Ltd. 2,894 530,844
Dexus
(a)
7,368 53,209
Domino's Pizza Enterprises Ltd. 377 27,465
Endeavour Group Ltd./Australia 6,756 29,892
Fortescue Metals Group Ltd. 8,931 125,028
Glencore PLC 64,599 331,944
Goodman Group
(a)
10,486 171,325
IDP Education Ltd. 1,291 26,641
Insurance Australia Group Ltd. 12,298 36,738
Macquarie Group Ltd. 2,115 273,616
Mirvac Group
(a)
26,997 49,644
National Australia Bank Ltd. 19,435 371,488
Newcrest Mining Ltd. 4,521 68,642
Northern Star Resources Ltd. 7,064 41,259
QBE Insurance Group Ltd. 9,672 75,844
Ramsay Health Care Ltd. 1,159 51,273
REA Group Ltd. 323 33,020
Reece Ltd. 1,677 25,686
Rio Tinto Ltd. 2,364 185,809
Rio Tinto PLC 6,601 459,196
Santos Ltd. 19,618 98,688
Scentre Group
(a)
35,847 73,747
Seek Ltd. 2,120 43,301
Sonic Healthcare Ltd. 3,063 81,811
South32 Ltd. 26,702 72,429
Stockland
(a)
17,059 48,556
Suncorp Group Ltd. 8,708 67,733
Sydney Airport
(b)
8,447 51,538
Tabcorp Holdings Ltd. 14,322 49,645
Telstra Corp. Ltd. 26,193 72,341
TPG Telecom Ltd. 809 3,363
Transurban Group 19,020 166,836
Wesfarmers Ltd. 6,767 251,304
Westpac Banking Corp. 20,712 296,230
Wisetech Global Ltd. 1,074 34,278
Woodside Petroleum Ltd. 6,160 108,804
Woolworths Group Ltd. 7,148 173,343
7,158,897
Austria – 0.3%
Erste Group Bank AG 2,102 97,152
Mondi PLC 2,631 64,915
OMV AG 1,049 63,453
Raiffeisen Bank International AG 300 8,333
Verbund AG 468 49,210
Voestalpine AG 417 13,753
296,816
Belgium – 0.8%
Ageas SA/NV 1,173 56,003
Anheuser-Busch InBev SA/NV 5,326 332,673
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Belgium – 0.8% (continued)
D'Ieteren Group 136 23,463
Groupe Bruxelles Lambert SA 681 72,447
KBC Group NV
(c)
1,934 166,807
Sofina SA 117 46,220
Solvay SA, Class A 495 59,096
UCB SA 696 68,675
Umicore SA 909 34,055
859,439
Brazil – 0.1%
Wheaton Precious Metals Corp. 2,640 106,385
Yara International ASA 761 38,801
145,186
Canada – 9.5%
Alimentation Couche-Tard, Inc., Class A 5,488 221,238
Bank of Montreal 3,869 437,704
Bank of Nova Scotia (The) 7,555 543,903
Barrick Gold Corp. 11,541 220,784
BCE, Inc. 2,121 110,736
Brookfield Asset Management, Inc., Class A 8,907 490,242
Canadian Imperial Bank of Commerce 2,561 321,424
Canadian National Railway Co. 3,657 445,494
Canadian Natural Resources Ltd. 6,912 351,415
Canadian Pacific Railway Ltd. 5,658 404,575
Cenovus Energy, Inc. 7,719 112,222
CGI, Inc., Class A
(b)
1,287 109,827
Constellation Software, Inc. 120 206,575
Dollarama , Inc. 1,895 97,730
Enbridge, Inc. 11,799 498,568
Fortis, Inc. 2,790 132,458
Franco-Nevada Corp. 1,077 142,327
George Weston Ltd. 436 47,522
Great-West Lifeco , Inc. 1,844 57,576
Hydro One Ltd.
(d)
2,000 51,643
Imperial Oil Ltd. 1,291 52,795
Intact Financial Corp. 1,068 144,631
Loblaw Cos. Ltd. 1,047 80,735
Magna International, Inc. 1,494 120,302
Manulife Financial Corp. 11,699 243,492
National Bank of Canada 1,807 144,498
Nutrien Ltd. 3,478 242,787
Nuvei Corp.
(b)(d)
400 24,366
Pembina Pipeline Corp. 3,569 113,261
Power Corp. of Canada 3,300 106,021
Restaurant Brands International, Inc. 2,102 117,512
Rogers Communications, Inc., Class B 1,906 96,619
Royal Bank of Canada 8,536 972,734
Shaw Communications, Inc., Class B 3,068 91,403
Shopify, Inc., Class A
(b)
693 668,561
Sun Life Financial, Inc. 3,286 186,003
Suncor Energy, Inc. 8,670 247,597
TC Energy Corp. 6,141 316,949
TELUS Corp. 3,069 72,176
Thomson Reuters Corp. 1,044 112,018
Toronto-Dominion Bank (The) 11,155 892,979
WSP Global, Inc. 400 53,310
10,104,712
Chile – 0.1%
Antofagasta PLC 2,694 48,162
China – 0.7%
Budweiser Brewing Co. Apac Ltd.
(d)
12,400 32,679

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
China – 0.7% (continued)
Prosus NV 5,409 445,303
Wilmar International Ltd. 22,500 71,054
Wuxi Biologics Cayman, Inc.
(b)(d)
19,500 189,935
738,971
Denmark – 2.1%
AP Moller - Maersk A/S, Class A 22 73,253
AP Moller - Maersk A/S, Class B
(c)
33 117,685
Carlsberg A/S, Class B 537 86,408
Coloplast A/S, Class B
(c)
770 111,185
Danske Bank A/S 4,656 89,720
DSV A/S 1,318 265,594
Genmab A/S
(b)
374 125,713
Novo Nordisk A/S, Class B 10,018 990,284
Novozymes A/S, Class B 1,275 87,000
Orsted A/S
(d)
1,099 115,740
Tryg A/S 2,379 56,076
Vestas Wind Systems A/S 5,706 152,121
2,270,779
Finland – 1.2%
Elisa OYJ 957 55,871
Fortum OYJ 2,790 75,219
Kesko OYJ, Class B
(c)
2,245 70,290
Kone OYJ, Class B
(c)
2,631 168,762
Metso Outotec OYJ 4,668 49,262
Neste OYJ 2,292 102,182
Nokia OYJ
(b)
32,879 193,391
Nordea Bank Abp 21,468 252,857
Sampo OYJ, Class A 2,731 134,245
Stora ENSO OYJ, Class R 4,363 87,645
UPM- Kymmene OYJ 3,470 125,059
1,314,783
France – 9.4%
Adevinta ASA, Class B
(b)
1,826 18,964
Air Liquide SA 2,841 482,110
Airbus SE
(b)
3,673 461,647
Alstom SA 2,137 68,633
Amundi SA
(d)
171 13,160
AXA SA 12,538 392,911
bioMerieux 306 35,692
BNP Paribas SA 6,672 471,197
Bollore SA 2,392 12,764
Bouygues SA 1,065 37,237
Bureau Veritas SA 1,812 51,370
Capgemini SE 924 204,520
Carrefour SA 3,305 62,687
CIE de Saint-Gobain 3,196 213,709
CIE Generale des Etablissements Michelin SCA 1,092 180,804
CNP Assurances 840 20,528
Credit Agricole SA 9,119 135,754
Danone SA 3,929 243,344
Dassault Systemes Se 4,123 196,199
Edenred 1,731 73,543
Electricite de France SA 2,864 27,283
Engie SA 11,788 179,107
EssilorLuxottica SA 1,828 341,846
Hermes International 213 314,822
Kering SA 440 323,714
Legrand SA 1,612 162,273
L'Oreal SA 1,490 629,449
LVMH Moet Hennessy Louis Vuitton SE 1,630 1,320,357
Orange SA 10,786 125,989
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
France – 9.4% (continued)
Pernod Ricard SA 1,209 256,150
Publicis Groupe SA 1,568 104,937
Safran SA 1,983 237,010
Sanofi 6,897 717,101
Sartorius Stedim Biotech 164 71,166
Societe Generale SA 4,427 162,205
Sodexo SA 551 50,674
Teleperformance 388 145,012
Thales SA 545 49,755
Totalenergies SE
(c)
15,302 861,452
Veolia Environnement SA 3,962 141,814
Vinci SA 3,007 325,826
Vivendi SA 4,999 65,005
Worldline SA
(b)(d)
1,259 60,243
10,049,963
Germany – 7.2%
Adidas AG 1,074 291,658
Allianz SE 2,569 654,734
BASF SE 5,378 407,061
Bayer AG 5,848 352,954
Bayerische Motoren Werke AG 2,112 220,064
Beiersdorf AG 681 67,240
Brenntag SE 771 65,392
Carl Zeiss Meditec AG 247 39,193
Continental AG
(b)
536 51,037
Deutsche Bank AG
(b)
12,917 177,438
Deutsche Boerse AG 1,075 189,438
Deutsche Post AG 5,720 339,778
Deutsche Telekom AG 19,807 370,179
Deutsche Wohnen SE 468 18,939
E.ON SE 14,057 192,562
Evonik Industries AG 1,512 48,798
Fresenius Medical Care AG & Co. KGaA 891 59,989
Fresenius SE & Co. KGaA 2,885 118,238
Hannover Rueck SE 418 83,407
HeidelbergCement AG 606 41,616
Hellofresh SE
(b)
989 64,902
Henkel AG & Co. KGaA 1,019 79,904
Infineon Technologies AG 7,786 317,136
Kion Group AG 447 40,728
Mercedes-Benz Group AG 5,088 398,856
Merck KGaA 813 176,715
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 858 268,396
Puma SE 570 60,191
RWE AG 4,241 177,378
SAP SE 6,739 834,008
Siemens AG 4,843 759,410
Siemens Energy AG
(b)
2,628 58,213
Siemens Healthineers AG
(d)
1,737 110,522
Symrise AG, Class A 809 96,085
Uniper SE 481 21,568
Vonovia SE 4,896 276,507
Zalando SE
(b)(d)
1,258 98,687
7,628,921
Hong Kong – 2.1%
AIA Group Ltd. 75,000 775,724
CK Asset Holdings Ltd. 11,000 73,145
CK Infrastructure Holdings Ltd. 3,500 21,545
CLP Holdings Ltd. 9,500 94,908
Hang Seng Bank Ltd. 5,100 100,659

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Hong Kong – 2.1% (continued)
Henderson Land Development Co. Ltd. 8,000 34,934
Hong Kong & China Gas Co. Ltd. 67,507 103,890
Hong Kong Exchanges & Clearing Ltd. 7,500 421,671
Jardine Matheson Holdings Ltd. 1,600 94,144
Link REIT
(a)
10,813 92,563
MTR Corp. Ltd. 9,500 51,292
Sun Hung KAI Properties Ltd. 11,000 133,664
Swire Properties Ltd. 4,800 12,742
Techtronic Industries Co. Ltd. 11,000 180,570
Wharf Real Estate Investment Co. Ltd. 8,000 37,909
2,229,360
Ireland – 0.5%
CRH PLC 4,839 240,903
Flutter Entertainment PLC
(b)
797 119,989
Kerry Group PLC, Class A 1,022 128,314
Kingspan Group PLC 889 84,828
574,034
Israel – 0.5%
Azrieli Group Ltd. 154 13,802
Bank Hapoalim BM 6,690 68,779
Bank Leumi Le-Israel BM 9,241 98,146
Elbit Systems Ltd. 179 29,623
ICL Group Ltd. 3,603 32,201
Israel Discount Bank Ltd., Class A 5,994 39,800
Mizrahi Tefahot Bank Ltd. 946 36,229
Nice Ltd.
(b)
412 104,629
Teva Pharmaceutical Industries Ltd.
(b)
7,340 61,741
484,950
Italy – 1.8%
Assicurazioni Generali SpA
(c)
7,826 163,002
Atlantia SpA
(b)
2,468 45,414
Davide Campari-Milano NV 3,695 45,936
DiaSorin SpA 127 19,490
ENEL SpA 42,753 324,987
ENI SpA 14,492 216,196
Ferrari NV 770 175,137
Finecobank Banca Fineco SpA 3,932 65,257
Intesa Sanpaolo SpA 110,763 325,251
Moncler SpA 1,284 81,094
Nexi SpA
(b)(d)
2,372 34,328
Poste Italiane SpA
(d)
1,603 21,303
Recordati Industria Chimica e Farmaceutica SpA 559 31,044
Snam SpA 12,021 66,839
Terna Rete Elettrica Nazionale SpA 9,532 74,263
UniCredit SpA 13,727 215,278
1,904,819
Japan – 20.9%
Advantest Corp. 1,400 116,277
AEON Co. Ltd. 5,200 117,629
AGC, Inc. 1,500 68,084
Aisin Corp. 1,400 50,423
Ajinomoto Co., Inc. 3,300 91,446
ANA Holdings, Inc.
(b)
900 18,765
Asahi Group Holdings Ltd. 2,800 113,434
Asahi Kasei Corp. 7,500 72,966
Astellas Pharma, Inc. 11,000 176,659
Bandai Namco Holdings, Inc. 1,600 111,184
Bridgestone Corp. 3,700 160,973
Canon, Inc. 6,500 152,790
Central Japan Railway Co. 1,400 184,014
Chubu Electric Power Co., Inc. 3,300 32,964
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 20.9% (continued)
Chugai Pharmaceutical Co. Ltd. 4,000 128,826
Cyberagent, Inc. 2,200 25,298
Daifuku Co. Ltd. 700 48,054
Dai-ichi Life Holdings, Inc. 6,700 149,525
Daiichi Sankyo Co. Ltd. 11,300 251,547
Daikin Industries Ltd. 1,900 392,862
Daito Trust Construction Co. Ltd. 400 45,476
Daiwa House Industry Co. Ltd. 3,700 107,090
Daiwa Securities Group, Inc. 10,300 61,518
Denso Corp. 2,900 213,778
Dentsu Group, Inc. 1,700 58,130
Disco Corp. 200 53,981
East Japan Railway Co. 2,500 141,983
Eisai Co. Ltd. 1,900 95,293
ENEOS Holdings, Inc. 17,700 69,940
FANUC Corp. 1,400 272,892
Fast Retailing Co. Ltd. 400 232,554
Fujifilm Holdings Corp. 2,400 158,924
Fujitsu Ltd. 1,000 130,354
GMO Payment Gateway, Inc. 200 17,097
Hamamatsu Photonics KK 800 40,477
Hankyu Hanshin Holdings, Inc. 1,600 46,240
Hitachi Ltd. 5,800 298,947
Hitachi Metals Ltd.
(b)
800 14,386
Honda Motor Co. Ltd. 10,300 299,815
Hoya Corp. 2,300 294,524
Ibiden Co. Ltd. 700 38,273
Idemitsu Kosan Co. Ltd. 1,600 40,686
INPEX Corp. 6,900 69,165
Isuzu Motors Ltd. 3,800 45,973
ITOCHU Corp. 9,100 289,605
ITOCHU Techno-Solutions Corp. 700 18,893
Japan Airlines Co. Ltd.
(b)
800 14,913
Japan Exchange Group, Inc. 3,100 63,264
Japan Post Holdings Co. Ltd. 7,400 62,848
Japan Post Insurance Co. Ltd. 1,600 27,841
Japan Real Estate Investment Corp.
(a)
8 43,741
Japan Tobacco, Inc. 6,500 129,408
JFE Holdings, Inc. 3,400 43,081
JSR Corp. 1,400 45,988
Kansai Electric Power Co., Inc. (The) 5,300 49,769
KAO Corp. 3,200 159,188
KDDI Corp. 9,400 297,357
Keyence Corp. 1,100 555,895
Kikkoman Corp. 1,000 74,810
Kirin Holdings Co. Ltd. 4,500 71,742
Kobe Bussan Co. Ltd. 600 18,538
Koei Tecmo Holdings Co. Ltd. 300 10,714
Koito Manufacturing Co. Ltd. 800 39,644
Komatsu Ltd. 5,700 138,808
Konami Holdings Corp. 500 26,600
Kubota Corp. 7,500 159,080
Kyocera Corp. 2,300 140,425
Kyowa Kirin Co. Ltd. 1,500 37,166
Lasertec Corp. 400 87,047
Lixil Corp. 2,200 49,814
M3, Inc. 2,400 90,585
Makita Corp. 2,200 81,317
Marubeni Corp. 10,900 111,578
MEIJI Holdings Co. Ltd. 800 49,711
Mercari , Inc.
(b)
600 22,235
Minebea Mitsumi, Inc. 2,900 69,942

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 20.9% (continued)
Misumi Group, Inc. 1,800 57,800
Mitsubishi Chemical Holdings Corp. 6,800 52,818
Mitsubishi Corp. 8,900 299,460
Mitsubishi Electric Corp. 12,000 149,082
Mitsubishi Estate Co. Ltd. 6,900 99,226
Mitsubishi Heavy Industries Ltd. 2,000 53,790
Mitsubishi UFJ Financial Group, Inc. 79,600 477,427
Mitsui & Co. Ltd. 9,900 245,169
Mitsui Fudosan Co. Ltd. 5,400 114,749
Mizuho Financial Group, Inc. 16,360 220,074
Monotaro Co. Ltd. 1,400 22,587
MS&AD Insurance Group Holdings, Inc. 2,700 91,996
Murata Manufacturing Co. Ltd. 3,800 281,607
NEC Corp. 1,400 54,068
Nexon Co. Ltd. 2,800 52,294
Nidec Corp. 3,300 288,974
Nihon M&A Center Holdings, Inc. 2,000 31,018
Nintendo Co. Ltd. 700 341,176
Nippon Building Fund, Inc.
(a)
9 51,864
Nippon Paint Holdings Co. Ltd. 9,300 73,367
Nippon ProLogis REIT, Inc.
(a)
18 55,925
Nippon Sanso Holdings Corp. 1,500 29,447
Nippon Steel Corp. 6,300 101,451
Nippon Telegraph & Telephone Corp. 7,600 215,485
Nippon Yusen KK 900 69,516
Nissan Chemical Corp. 800 42,907
Nissan Motor Co. Ltd.
(b)
15,900 83,816
Nissin Foods Holdings Co. Ltd. 500 35,279
Nitori Holdings Co. Ltd. 500 71,165
Nitto Denko Corp. 800 61,445
Nomura Holdings, Inc. 20,400 89,390
Nomura Research Institute Ltd. 2,800 96,229
NTT Data Corp. 3,600 68,298
OBIC Co. Ltd. 400 65,159
Odakyu Electric Railway Co. Ltd. 2,500 43,849
Olympus Corp. 8,100 179,012
Omron Corp. 1,500 108,115
ONO Pharmaceutical Co. Ltd. 3,300 79,418
Oracle Corp. Japan 200 14,788
Oriental Land Co. Ltd. 1,600 276,051
ORIX Corp. 7,500 153,320
Otsuka Corp. 700 28,097
Otsuka Holdings Co. Ltd. 3,600 122,411
Pan Pacific International Holdings Corp. 2,500 33,478
Panasonic Corp. 13,600 147,833
Rakuten Group, Inc.
(b)
5,400 46,443
Recruit Holdings Co. Ltd. 10,300 500,139
Renesas Electronics Corp.
(b)
8,600 96,878
Resona Holdings, Inc. 16,600 70,780
ROHM Co. Ltd. 500 41,310
Secom Co. Ltd. 900 63,143
Sekisui Chemical Co. Ltd. 3,200 55,405
Sekisui House Ltd. 4,300 86,373
Seven & i Holdings Co. Ltd. 4,900 237,845
SG Holdings Co. Ltd. 3,200 67,430
Shimadzu Corp. 1,900 67,689
Shimano, Inc. 500 111,152
Shin-Etsu Chemical Co. Ltd. 2,500 413,105
Shionogi & Co. Ltd. 1,900 105,978
Shiseido Co. Ltd. 2,300 115,015
SMC Corp. 300 165,042
SoftBank Corp. 15,200 189,167
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 20.9% (continued)
SoftBank Group Corp. 7,200 313,120
Sompo Holdings, Inc. 2,300 106,871
Sony Group Corp. 7,600 838,985
Subaru Corp. 4,000 72,536
Sumitomo Chemical Co. Ltd. 11,000 54,797
Sumitomo Corp. 7,800 119,885
Sumitomo Electric Industries Ltd. 4,400 57,757
Sumitomo Metal Mining Co. Ltd. 1,700 77,428
Sumitomo Mitsui Financial Group, Inc. 8,500 303,411
Sumitomo Mitsui Trust Holdings, Inc. 2,700 92,910
Sumitomo Realty & Development Co. Ltd. 2,400 73,734
Suntory Beverage & Food Ltd. 700 26,791
Suzuki Motor Corp. 3,100 130,860
Sysmex Corp. 900 84,591
T&D Holdings, Inc. 3,600 52,739
Takeda Pharmaceutical Co. Ltd. 9,000 259,944
TDK Corp. 2,500 88,956
Terumo Corp. 4,700 169,604
Toho Co. Ltd. 700 26,882
Tokio Marine Holdings, Inc. 4,400 260,811
Tokyo Electron Ltd. 900 427,485
Tokyo Gas Co. Ltd. 2,800 56,255
Tokyu Corp. 3,700 48,777
Toray Industries, Inc. 10,500 66,076
Toshiba Corp. 2,600 106,911
Toto Ltd. 900 38,351
Toyota Industries Corp. 1,000 77,240
Toyota Motor Corp. 78,200 1,523,958
Toyota Tsusho Corp. 1,600 64,014
Unicharm Corp. 2,800 107,577
West Japan Railway Co. 1,700 70,656
Yakult Honsha Co. Ltd. 900 45,459
Yamaha Corp. 700 31,530
Yamaha Motor Co. Ltd. 1,700 40,027
Yamato Holdings Co. Ltd. 2,100 44,397
Yaskawa Electric Corp. 1,900 78,407
Z Holdings Corp. 15,400 77,130
ZOZO, Inc. 600 15,778
22,288,727
Luxembourg – 0.2%
ArcelorMittal SA 4,263 125,181
Eurofins Scientific SE 800 79,609
204,790
Macau – 0.1%
Galaxy Entertainment Group Ltd.
(b)
15,000 86,085
Sands China Ltd.
(b)
17,200 47,315
133,400
Netherlands – 4.9%
Adyen NV
(b)(d)
186 373,018
AKZO Nobel NV 1,212 124,398
Argenx SE
(b)
344 90,352
Asm International NV 230 77,865
ASML Holding NV 2,497 1,663,248
EXOR NV 708 58,589
HAL Trust 461 72,039
Heineken Holding NV 701 61,098
Heineken NV 1,279 136,236
ING Groep NV 23,010 336,924
JDE Peet's NV 866 25,828
Koninklijke Ahold Delhaize NV 6,507 209,749
Koninklijke DSM NV 1,050 195,449

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Netherlands – 4.9% (continued)
Koninklijke Philips NV 4,827 159,004
NN Group NV 1,339 74,421
Shell PLC 46,818 1,185,038
Universal Music Group NV
(c)
7,332 179,342
Wolters Kluwer NV 1,702 172,173
5,194,771
New Zealand – 0.2%
Auckland International Airport Ltd.
(b)
9,716 45,815
Fisher & Paykel Healthcare Corp. Ltd. 3,692 67,286
Mainfreight Ltd. 447 24,513
Meridian Energy Ltd. 7,014 20,084
Spark New Zealand Ltd. 9,848 28,005
185,703
Norway – 0.8%
AKER ASA, Class A 109 9,230
AKER BP ASA 849 29,195
Autostore Holdings Ltd.
(b)(c)
20,329 56,887
DNB Bank ASA 5,666 133,896
Equinor ASA 6,730 185,572
Gjensidige Forsikring ASA 769 18,682
Mowi ASA 3,081 75,124
Norsk Hydro ASA 9,705 73,995
Orkla ASA 5,950 56,590
Salmar ASA 194 13,138
Schibsted ASA, Class A 1,001 29,359
Telenor ASA 4,464 73,423
Tomra Systems ASA 712 35,328
790,419
Poland – 0.2%
Allegro.Eu SA
(b)(d)
584 5,364
Bank Polska Kasa Opieki SA 1,181 39,088
Dino Polska SA
(b)(d)
253 19,404
ING Bank Slaski SA 205 13,520
KGHM Polska Miedz SA 868 29,587
Polski Koncern Naftowy ORLEN SA 2,187 37,928
Polskie Gornictwo Naftowe i Gazownictwo SA 2,537 3,294
Powszechna Kasa Oszczednosci Bank Polski
SA
(b)
5,713 66,480
Powszechny Zaklad Ubezpieczen SA 2,476 21,893
Santander Bank Polska SA 217 18,557
255,115
Portugal – 0.1%
EDP - Energias de Portugal SA 18,669 94,992
Jeronimo Martins SGPS SA 1,463 35,031
130,023
Russia – 0.1%
Coca-Cola HBC AG 1,425 46,668
Evraz PLC 2,509 16,808
63,476
Saudi Arabia – 0.1%
Delivery Hero SE
(b)(d)
1,143 87,026
Singapore – 1.2%
Ascendas Real Estate Investment Trust
(a)
21,896 44,694
CapitaLand Integrated Commercial Trust
(a)
33,554 48,142
CapitaLand Investment Ltd.
(b)
16,900 43,120
DBS Group Holdings Ltd. 10,863 282,792
Genting Singapore Ltd. 30,400 16,525
Great Eastern Holdings Ltd. 100 1,560
Jardine Cycle & Carriage Ltd. 400 6,002
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Singapore – 1.2% (continued)
Keppel Corp. Ltd. 11,900 49,725
Mapletree Industrial Trust
(a)
211 392
Mapletree Logistics Trust
(a)
20,907 26,131
Oversea-Chinese Banking Corp. Ltd. 22,619 208,600
Singapore Airlines Ltd.
(b)
9,700 35,869
Singapore Exchange Ltd. 4,500 30,984
Singapore Technologies Engineering Ltd. 5,500 15,172
Singapore Telecommunications Ltd. 46,800 84,106
STMicroelectronics NV 3,993 184,597
United Overseas Bank Ltd. 9,500 210,494
1,288,905
South Africa – 0.3%
Anglo American PLC 8,123 351,795
Spain – 2.1%
Aena SME SA
(b)(d)
374 60,016
Amadeus IT Group SA
(b)
2,569 174,346
Banco Bilbao Vizcaya Argentaria SA
(c)
41,955 264,976
Banco Santander SA 98,158 340,504
CaixaBank SA 30,206 96,368
Cellnex Telecom SA
(d)
3,476 157,033
EDP Renovaveis SA 1,428 29,807
Endesa SA 2,288 50,899
Ferrovial SA 3,327 91,636
Iberdrola SA 34,227 389,824
Iberdrola SA
(b)
570 6,492
Industria de Diseno Textil SA 7,037 210,938
Naturgy Energy Group SA 2,198 69,311
Repsol SA 9,159 115,424
Siemens Gamesa Renewable Energy SA
(b)
1,406 30,096
Telefonica SA 33,904 156,910
2,244,580
Sweden – 3.4%
ALFA Laval AB 1,494 49,858
ASSA Abloy AB, Class B 5,718 154,986
Atlas Copco AB, Class A 4,271 248,552
Atlas Copco AB, Class B 2,094 105,641
Boliden AB 1,704 68,185
Embracer Group AB, Class B
(b)(c)
3,861 38,006
Epiroc AB, Class A 3,773 79,631
Epiroc AB, Class B 2,259 40,489
EQT AB
(c)
1,659 63,914
Essity AB, Class B 3,612 101,347
Evolution AB
(d)
1,043 126,870
Fastighets AB Balder, Class B
(b)
594 39,010
Getinge AB, Class B 1,348 52,221
Hennes & Mauritz AB, Class B 3,936 77,311
Hexagon AB, Class B 12,972 172,606
Industrivarden AB, Class A 2,173 67,885
Indutrade AB 1,679 41,210
Investment AB Latour , Class B 750 23,053
Investor AB, Class A
(c)
3,138 70,666
Investor AB, Class B 11,631 249,651
Kinnevik AB, Class A
(b)
128 4,026
Kinnevik AB, Class B
(b)
840 24,766
L E Lundbergforetagen AB, Class B 450 22,784
Lifco AB, Class B 1,284 29,658
Lundin Energy AB 1,190 47,860
Nibe Industrier AB, Class B 7,993 74,980
Sagax AB, Class B 958 27,609
Sagax AB, Class D 1,344 4,543

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Sweden – 3.4% (continued)
Sandvik AB 6,895 178,984
Sinch AB
(b)(d)
1,447 14,594
Skandinaviska Enskilda Banken AB, Class A 7,408 94,762
Skandinaviska Enskilda Banken AB, Class C 1,755 24,367
Skanska AB, Class B 2,860 69,278
SKF AB, Class A 1,013 22,899
SKF AB, Class B 1,463 31,786
Svenska Cellulosa AB SCA, Class B 3,956 68,214
Svenska Handelsbanken AB, Class A 10,019 105,985
Swedbank AB, Class A 5,018 97,596
Swedish Match AB 9,101 70,026
Tele2 AB, Class B 3,395 49,084
Telefonaktiebolaget LM Ericsson, Class B 18,309 225,182
Telia Co. AB 16,324 64,026
Volvo AB, Class B
(c)
11,131 248,340
Volvo Car AB, Class B
(b)
18,413 138,520
3,610,961
Switzerland – 9.1%
ABB Ltd. 11,146 379,614
Alcon, Inc. 3,078 234,193
Barry Callebaut AG 19 43,304
Chocoladefabriken Lindt & Spruengli AG 13 149,680
CIE Financiere Richemont SA, Class A 3,159 451,092
Credit Suisse Group AG 16,335 153,692
EMS- Chemie Holding AG 50 49,917
Geberit AG 214 143,701
Givaudan SA 51 209,138
Holcim Ltd. 3,271 174,784
Julius Baer Group Ltd. 1,421 91,604
Kuehne + Nagel International AG 315 88,067
Logitech International SA 1,102 90,854
Lonza Group AG 446 303,417
Nestle SA 17,028 2,177,857
Novartis AG 14,555 1,252,663
Partners Group Holding AG 140 192,020
Roche Holding AG 4,246 1,627,622
Roche Holding AG, BR 189 77,139
Schindler Holding AG, PC 373 92,183
SGS SA 37 104,318
Sika AG 879 303,149
Sonova Holding AG 296 103,960
Straumann Holding AG 68 110,686
Swatch Group AG (The), BR 244 70,313
Swiss Life Holding AG 205 130,347
Swisscom AG 144 81,694
UBS Group AG 22,182 407,403
Zurich Insurance Group AG 884 418,429
9,712,840
United Kingdom – 10.9%
3i Group PLC 5,819 106,957
Admiral Group PLC 1,577 66,520
Ashtead Group PLC 2,639 185,741
Associated British Foods PLC 2,443 63,619
AstraZeneca PLC 9,315 1,076,908
Aveva Group PLC 676 26,465
Aviva PLC 25,452 148,269
BAE Systems PLC 18,909 146,432
Barclays PLC 90,315 238,974
BP PLC 122,405 628,653
British American Tobacco PLC 14,086 597,854
BT Group PLC, Class A
(c)
55,212 144,854
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 10.9% (continued)
Bunzl PLC 2,049 76,066
CK Hutchison Holdings Ltd. 12,000 84,950
CNH Industrial NV 6,211 92,845
Coca-Cola European Partners PLC 1,441 82,353
Compass Group PLC 11,286 252,718
Croda International PLC 829 88,667
Diageo PLC 14,198 709,186
Entain PLC
(b)
3,081 65,766
Experian PLC 5,942 245,620
GlaxoSmithKline PLC 30,475 671,771
Halma PLC 2,284 76,486
HSBC Holdings PLC 125,903 891,211
Imperial Brands PLC 5,657 132,934
InterContinental Hotels Group PLC
(b)
921 60,065
Intertek Group PLC 1,111 79,656
JD Sports Fashion PLC 15,709 39,633
Just Eat Takeaway.com NV
(b)(d)
399 19,441
Legal & General Group PLC 35,654 137,479
Lloyds Banking Group PLC 442,827 303,298
London Stock Exchange Group PLC 1,872 181,335
National Grid PLC 24,690 357,622
NatWest Group PLC 31,179 101,399
Next PLC 879 88,425
Ocado Group PLC
(b)(c)
4,245 85,657
Pepco Group NV
(b)(d)
894 8,571
Persimmon PLC 2,183 70,116
Prudential PLC 17,052 282,656
Reckitt Benckiser Group PLC 4,376 352,910
RELX PLC 12,075 367,750
Rentokil Initial PLC 9,861 68,558
Rolls-Royce Holdings PLC
(b)
52,046 79,953
Schroders PLC 1,091 49,445
Segro PLC
(a)
7,224 126,191
Smith & Nephew PLC 5,062 85,131
Spirax-Sarco Engineering PLC 476 84,650
SSE PLC 6,084 129,173
Standard Chartered PLC 13,804 99,416
Tesco PLC 46,435 185,030
Unilever PLC 15,725 799,067
Vodafone Group PLC 158,617 276,694
WPP PLC 7,926 122,450
11,543,590
United States – 1.5%
Ferguson PLC 1,454 226,288
James Hardie Industries PLC, CDI 2,803 92,936
Schneider Electric SE 3,464 579,987
Stellantis NV 13,848 263,436
Swiss RE AG 1,752 188,739
Tenaris SA 2,737 33,029
Waste Connections, Inc. 1,489 185,534
1,569,949
Zambia – 0.1%
First Quantum Minerals Ltd. 3,414 84,048
Total Common Stocks (cost $95,409,682) 105,549,910
Preferred Stocks – 0.4%
Germany – 0.4%
Bayerische Motoren Werke AG, 2.46% 199 16,976
Henkel AG & Co. KGaA , 2.53% 764 62,058
Porsche Automobil Holding SE, 2.60% 938 86,644

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 0.4% (continued)
Germany – 0.4% (continued)
Sartorius AG, 0.16% 150 80,056
Volkswagen AG, 2.60% 1,088 223,586
469,320
Total Preferred Stocks (cost $442,528) 469,320
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $110,996) 110,996 110,996
Investment of Cash Collateral for Securities Loaned – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $2,794,074) 2,794,074 2,794,074
Total Investments (cost $98,757,280) 102.3% 108,924,300
Liabilities, Less Cash and Receivables (2.3)% (2,475,569)
Net Assets 100.0% 106,448,731
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $2,653,584 and the value of the collateral was $2,794,074, consisting of cash collateral.
In addition, the value of collateral may include pending sales that are also on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $1,623,943 or 1.53% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of January 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 3 3/18/2022 345,519 335,295 (10,224)

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.6%
Brazil – 3.1%
Ambev SA 25,900 73,408
Atacadao SA 3,293 10,350
B3 SA - Brasil Bolsa Balcao 31,563 87,259
Banco Bradesco SA 6,731 23,932
Banco BTG Pactual SA 6,102 27,890
Banco do Brasil SA 7,500 46,271
BB Seguridade Participacoes SA 3,227 14,111
Centrais Eletricas Brasileiras SA 1,700 11,282
Cia Brasileira de Aluminio
(a)
2,793 9,110
Cia Siderurgica Nacional SA 3,991 19,143
Cosan SA 5,797 25,939
Hapvida Participacoes e Investimentos SA
(b)
7,392 17,652
Itausa - Investimentos Itau SA 7,322 14,286
Localiza Rent A Car SA 2,849 31,554
Magazine Luiza SA 11,196 14,759
Natura & Co. Holding SA
(a)
3,742 16,124
Notre Dame Intermedica Participacoes SA 2,965 39,813
Petroleo Brasileiro SA 21,400 142,868
Raia Drogasil SA 6,187 27,102
Rede D'or Sao Luiz SA
(b)
4,651 38,977
Suzano SA 4,198 46,905
Telefonica Brasil SA 2,352 22,103
Vale SA 21,042 321,376
WEG SA 8,400 51,112
1,133,326
Canada – 0.0%
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 200 4,471
Chile – 0.3%
Banco de Chile 252,501 25,332
Banco de Credito e Inversiones SA 303 11,004
Banco Santander Chile 133,175 6,620
Cencosud SA 8,076 14,915
Empresas CMPC SA 4,341 7,989
Empresas COPEC SA 2,109 17,747
Enel Americas SA 130,413 15,388
Falabella SA 4,872 17,387
116,382
China – 32.2%
360 Security Technology, Inc., Class A
(a)
1,500 2,460
AECC Aviation Power Co. Ltd., Class A 1,100 8,326
Agricultural Bank of China Ltd., Class A 67,400 31,342
Agricultural Bank of China Ltd., Class H 159,000 60,357
Airtac International Group 1,046 35,952
Alibaba Group Holding Ltd.
(a)
79,980 1,169,306
Alibaba Health Information Technology Ltd.
(a)(c)
18,000 13,458
Aluminum Corp. of China Ltd., Class A
(a)
4,900 4,049
Aluminum Corp. of China Ltd., Class H
(a)
22,000 11,596
Anhui Conch Cement Co. Ltd., Class A 2,800 17,248
Anhui Conch Cement Co. Ltd., Class H 5,500 28,990
Anhui Gujing Distillery Co. Ltd., Class A 200 6,583
Anhui Gujing Distillery Co. Ltd., Class B 600 8,780
ANTA Sports Products Ltd. 6,000 89,644
Asymchem Laboratories Tianjin Co. Ltd., Class A 100 5,113
Avary Holding Shenzhen Co. Ltd., Class A 600 3,423
Baidu, Inc., Class A
(a)
12,400 228,677
Bank of Beijing Co. Ltd., Class A 6,900 4,867
Bank of China Ltd., Class A 27,600 13,398
Bank of China Ltd., Class H 408,000 158,542
Bank of Communications Co. Ltd., Class A 11,800 8,787
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.2% (continued)
Bank of Communications Co. Ltd., Class H 116,000 77,655
Bank of Hangzhou Co. Ltd., Class A 1,800 3,987
Bank of Jiangsu Co. Ltd., Class A 5,200 5,375
Bank of Nanjing Co. Ltd., Class A 3,400 5,245
Bank of Ningbo Co. Ltd., Class A 4,000 24,564
Bank of Shanghai Co. Ltd., Class A 8,100 8,946
Baoshan Iron & Steel Co. Ltd., Class A 10,000 11,060
BeiGene Ltd.
(a)
3,700 61,022
Beijing Kingsoft Office Software, Inc., Class A 200 7,644
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 200 7,036
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A 22,000 17,454
Bilibili , Inc., Class Z
(a)
1,120 34,875
BOC Hong Kong Holdings Ltd. 20,000 76,947
BOE Technology Group Co. Ltd., Class A 19,700 15,010
BOE Technology Group Co. Ltd., Class B 600 274
BYD Co. Ltd., Class A 700 24,941
BYD Co. Ltd., Class H 4,500 127,771
CGN Power Co. Ltd., Class A 500 226
CGN Power Co. Ltd., Class H
(b)
78,000 21,507
Changchun High & New Technology Industry
Group, Inc., Class A 200 5,484
China CITIC Bank Corp. Ltd., Class H 42,000 19,983
China Coal Energy Co. Ltd., Class H 10,000 5,566
China Construction Bank Corp., Class A 4,000 3,764
China Construction Bank Corp., Class H 563,000 430,325
China CSSC Holdings Ltd., Class A 1,300 4,156
China Eastern Airlines Corp. Ltd., Class A
(a)
8,600 7,755
China Eastern Airlines Corp. Ltd., Class H
(a)
2,000 775
China Everbright Bank Co. Ltd., Class A 22,300 11,701
China Everbright Bank Co. Ltd., Class H 6,000 2,247
China Feihe Ltd.
(b)
13,000 17,972
China Galaxy Securities Co. Ltd., Class A 2,000 3,293
China Galaxy Securities Co. Ltd., Class H 17,500 10,346
China Gas Holdings Ltd. 12,800 21,734
China Hongqiao Group Ltd. 13,500 15,062
China International Capital Corp. Ltd., Class A 400 2,730
China International Capital Corp. Ltd., Class H
(b)
8,000 21,597
China Jushi Co. Ltd. 1,500 3,825
China Life Insurance Co. Ltd., Class H 41,000 71,615
China Mengniu Dairy Co. Ltd. 16,000 94,389
China Merchants Bank Co. Ltd., Class A 8,500 65,713
China Merchants Bank Co. Ltd., Class H 21,000 174,786
China Merchants Securities Co. Ltd., Class A 2,800 7,342
China Merchants Securities Co. Ltd., Class H
(b)
5,200 7,296
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 8,200 17,455
China Minsheng Banking Corp. Ltd., Class A 19,900 12,130
China Minsheng Banking Corp. Ltd., Class H 34,000 13,517
China Molybdenum Co. Ltd., Class A 8,600 6,985
China Molybdenum Co. Ltd., Class H 21,000 10,665
China National Nuclear Power Co. Ltd., Class A 14,500 16,060
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,300 7,593
China Overseas Land & Investment Ltd. 18,500 54,450
China Pacific Insurance Group Co. Ltd., Class A 3,500 14,439
China Pacific Insurance Group Co. Ltd., Class H 12,800 38,822
China Petroleum & Chemical Corp., Class A 18,400 12,112
China Petroleum & Chemical Corp., Class H 138,000 72,207
China Railway Group Ltd., Class A 14,400 14,071
China Railway Group Ltd., Class H 21,000 12,927

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.2% (continued)
China Resources Beer Holdings Co. Ltd. 8,000 59,557
China Resources Gas Group Ltd. 4,000 20,006
China Resources Land Ltd. 16,000 77,050
China Resources Mixc Lifestyle Services Ltd.
(b)
2,400 14,051
China Resources Power Holdings Co. Ltd. 8,000 19,411
China Shenhua Energy Co. Ltd., Class A 3,400 12,040
China Shenhua Energy Co. Ltd., Class H 18,000 44,045
China Southern Airlines Co. Ltd., Class A
(a)
7,500 8,637
China Southern Airlines Co. Ltd., Class H
(a)
12,000 7,618
China Tourism Group Duty Free Corp. Ltd., Class
A 900 29,206
China Vanke Co. Ltd., Class A 3,000 9,582
China Vanke Co. Ltd., Class H 11,900 30,675
China Yangtze Power Co. Ltd., Class A 11,700 40,291
China Zheshang Bank Co. Ltd., Class A 12,200 6,574
Chongqing Brewery Co., Class A
(a)
200 4,191
Chongqing Changan Automobile Co. Ltd., Class A 3,220 6,465
Chow Tai Fook Jewellery Group Ltd. 11,400 19,942
CITIC Ltd. 35,000 39,051
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,300 4,432
CITIC Securities Co. Ltd., Class A 5,635 21,777
CITIC Securities Co. Ltd., Class H 11,000 29,272
CNPC Capital Co. Ltd., Class A 5,000 3,959
Cosco Shipping Holdings Co. Ltd., Class H
(a)
18,000 32,364
Country Garden Holdings Co. Ltd. 34,858 28,566
Country Garden Services Holdings Co. Ltd. 10,000 58,801
CSC Financial Co. Ltd., Class A 1,300 5,398
CSPC Pharmaceutical Group Ltd. 47,760 57,881
Ecovacs Robotics Co. Ltd., Class A 100 2,121
ENN Energy Holdings Ltd. 4,300 68,160
Flat Glass Group Co Ltd., Class A 100 767
Flat Glass Group Co. Ltd., Class H 2,000 7,938
Focus Media Information Technology Co. Ltd.,
Class A 9,000 10,774
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,820 27,580
Fosun International Ltd. 17,000 19,251
Founder Securities Co. Ltd., Class A 4,700 5,427
Foxconn Industrial Internet Co. Ltd., Class A 3,900 6,807
Fuyao Glass Industry Group Co. Ltd., Class A 300 2,242
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
4,000 21,494
Ganfeng Lithium Co. Ltd., Class A 500 10,522
Ganfeng Lithium Co. Ltd., Class H
(b)
1,400 21,976
GDS Holdings Ltd., Class A
(a)
4,400 20,709
Geely Automobile Holdings Ltd. 30,000 64,020
GF Securities Co. Ltd., Class A 4,000 13,071
GF Securities Co. Ltd., Class H 7,000 12,101
Gigadevice Semiconductor Beijing, Inc., Class A 280 6,119
GoerTek , Inc., Class A 1,300 9,613
Gongniu Group Co. Ltd., Class A 100 2,438
Gotion High-tech Co. Ltd., Class A
(a)
300 1,885
Great Wall Motor Co. Ltd., Class A 900 5,650
Great Wall Motor Co. Ltd., Class H 17,000 45,348
Gree Electric Appliances Inc. of Zhuhai, Class A 3,000 17,829
Guangdong Haid Group Co. Ltd., Class A 600 6,773
Guangzhou Automobile Group Co. Ltd., Class A 800 1,645
Guangzhou Automobile Group Co. Ltd., Class H 18,000 17,544
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A 200 2,960
Guosen Securities Co. Ltd., Class A 3,000 5,165
Guotai Junan Securities Co. Ltd., Class A
(a)
4,200 11,633
Guotai Junan Securities Co. Ltd., Class H
(a)(b)
2,000 3,032
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.2% (continued)
Haidilao International Holding Ltd.
(b)
3,000 6,456
Haier Smart Home Co. Ltd., Class A 3,600 15,638
Haier Smart Home Co. Ltd., Class H 12,800 50,970
Haitong Securities Co. Ltd., Class A 6,600 11,903
Haitong Securities Co. Ltd., Class H 10,800 9,681
Hangzhou First Applied Material Co. Ltd., Class A 300 5,373
Hangzhou Silan Microelectronics Co. Ltd. 300 2,384
Hansoh Pharmaceutical Group Co. Ltd.
(b)
6,000 12,342
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,800 8,427
Hengli Petrochemical Co. Ltd., Class A 3,000 11,127
Hoshine Silicon Industry Co. Ltd., Class A 100 1,650
Huadong Medicine Co. Ltd., Class A 400 2,300
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 3,079
Huaneng Power International, Inc., Class A 3,200 3,720
Huaneng Power International, Inc., Class H 20,000 10,516
Huatai Securities Co. Ltd., Class A 2,100 5,635
Huatai Securities Co. Ltd., Class H
(b)
8,200 14,512
Huaxia Bank Co. Ltd., Class A 6,700 5,926
Huayu Automotive Systems Co. Ltd., Class A 1,400 6,046
Huazhu Group Ltd.
(a)
7,000 26,842
Hundsun Technologies, Inc., Class A 560 5,153
Iflytek Co. Ltd., Class A 1,000 6,818
Industrial & Commercial Bank of China Ltd.,
Class A 34,100 24,964
Industrial & Commercial Bank of China Ltd.,
Class H 363,000 219,265
Industrial Bank Co. Ltd., Class A 9,500 31,162
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A
(a)
14,600 5,367
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 19,139
Innovent Biologics, Inc.
(a)(b)
5,000 20,968
JA Solar Technology Co. Ltd., Class A 500 6,965
JD Health International, Inc.
(a)(b)
5,300 42,379
JD Logistics, Inc.
(a)(b)
3,300 9,797
JD.com, Inc., Class A
(a)
11,566 414,727
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 4,215
Jiangsu Hengli Hydraulic Co. Ltd., Class A 544 6,553
Jiangsu Hengrui Medicine Co. Ltd., Class A 3,140 20,200
Jiangsu King's Luck Brewery JSC Ltd., Class A 500 4,000
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 17,194
Jiangxi Copper Co. Ltd., Class A 1,700 5,389
Jiangxi Copper Co. Ltd., Class H 4,000 6,464
JiuGui Liquor Co. Ltd., Class A 100 2,576
KE Holdings, Inc., ADR
(a)
2,720 59,269
Kingdee International Software Group Co. Ltd.
(a)
13,000 29,409
Kuaishou Technology, Class B
(a)(b)
7,700 86,850
Kweichow Moutai Co. Ltd., Class A 600 177,869
LB Group Co. Ltd., Class A 1,200 4,560
Lenovo Group Ltd. 36,000 38,643
LI Auto, Inc., Class A
(a)
2,900 34,885
Li Ning Co. Ltd. 12,500 120,791
Longfor Group Holdings Ltd.
(b)
9,000 53,671
LONGi Green Energy Technology Co. Ltd., Class A 2,240 24,672
Lufax Holding Ltd., ADR
(a)
2,978 14,801
Luxshare Precision Industry Co. Ltd., Class A 3,100 22,724
Luzhou Laojiao Co. Ltd., Class A 700 23,788
Meituan , Class B
(a)(b)
22,000 619,579
Metallurgical Corp of China Ltd., Class A 1,700 980

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.2% (continued)
Metallurgical Corp. of China Ltd., Class H 26,000 6,935
Midea Group Co. Ltd., Class A 2,900 33,349
Montage Technology Co. Ltd., Class A 400 4,477
Muyuan Foods Co. Ltd., Class A 2,520 21,612
NARI Technology Co. Ltd., Class A 3,000 16,496
National Silicon Industry Group Co. Ltd., Class
A
(a)
400 1,470
NAURA Technology Group Co. Ltd., Class A 200 8,892
Nayuki Holdings Ltd.
(a)
4,000 3,555
NetEase , Inc. 10,900 216,251
New China Life Insurance Co. Ltd., Class A 1,000 5,890
New China Life Insurance Co. Ltd., Class H 2,800 7,954
New Hope Liuhe Co. Ltd., Class A
(a)
2,100 5,308
Ningxia Baofeng Energy Group Co. Ltd., Class A 2,600 6,499
Nio , Inc., ADR
(a)
7,397 181,300
Nongfu Spring Co. Ltd., Class H
(b)
9,400 56,659
Offcn Education Technology Co. Ltd., Class A
(a)
800 829
Oppein Home Group, Inc., Class A 200 4,292
Orient Securities Co. Ltd., Class A 1,400 2,699
Orient Securities Co. Ltd., Class H
(b)
2,800 2,180
People's Insurance Co. Group of China Ltd.
(The), Class H 32,000 10,095
PetroChina Co. Ltd., Class H 118,000 58,565
Pinduoduo , Inc., ADR
(a)
2,325 139,128
Ping An Bank Co. Ltd., Class A 7,600 18,900
Ping An Insurance Group Co. of China Ltd., Class
A 5,500 43,177
Ping An Insurance Group Co. of China Ltd., Class
H 32,000 249,925
Poly Developments and Holdings Group Co. Ltd.,
Class A 6,100 15,046
Postal Savings Bank of China Co. Ltd., Class A 14,800 13,067
Postal Savings Bank of China Co. Ltd., Class H
(b)
49,000 40,595
Power Construction Corp. of China Ltd., Class A 4,400 5,986
Rongsheng Petro Chemical Co. Ltd., Class A 4,500 12,718
SAIC Motor Corp. Ltd., Class A 4,600 13,485
Sany Heavy Industry Co. Ltd., Class A 4,400 13,922
Satellite Chemical Co. Ltd., Class A 400 2,639
SDIC Power Holdings Co. Ltd., Class A 1,300 2,042
Seazen Holdings Co. Ltd., Class A 1,600 8,358
SF Holding Co. Ltd., Class A 1,900 18,909
Shaanxi Coal Industry Co. Ltd., Class A 5,600 11,032
Shandong Gold Mining Co. Ltd., Class A 2,200 6,480
Shandong Gold Mining Co. Ltd., Class H
(b)
2,900 4,865
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 800 3,797
Shanghai Baosight Software Co. Ltd., Class A 300 2,544
Shanghai Baosight Software Co. Ltd., Class B 1,300 5,967
Shanghai Electric Group Co. Ltd., Class A 2,000 1,345
Shanghai Electric Group Co. Ltd., Class H 20,000 5,489
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 4,677
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,000 12,004
Shanghai International Airport Co. Ltd., Class A
(a)
700 5,552
Shanghai International Port Group Co. Ltd., Class
A 7,700 6,859
Shanghai M&G Stationery, Inc., Class A 400 3,442
Shanghai Pudong Development Bank Co. Ltd.,
Class A 13,700 18,101
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 24,207
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.2% (continued)
Shenwan Hongyuan Group Co. Ltd., Class A 16,300 11,959
Shenzhen Transsion Holdings Co. Ltd., Class A 320 6,808
Shenzhou International Group Holdings Ltd. 4,500 82,584
Silergy Corp. 400 52,204
Smoore International Holdings Ltd.
(b)
9,000 38,435
Sunac China Holdings Ltd. 18,000 22,092
Sunny Optical Technology Group Co. Ltd. 4,200 107,565
TBEA Co. Ltd., Class A 800 2,344
TCL Technology Group Corp., Class A 6,300 5,552
Tencent Holdings Ltd. 32,900 1,991,497
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,100 7,414
Tingyi Cayman Islands Holding Corp. 10,000 20,699
Tongwei Co. Ltd., Class A 1,900 11,149
Topchoice Medical Corp., Class A
(a)
100 2,333
Trip.com Group Ltd.
(a)
2,550 65,405
Tsingtao Brewery Co. Ltd., Class A 700 10,140
Tsingtao Brewery Co. Ltd., Class H 2,000 17,954
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 200 6,740
Unisplendour Corp. Ltd., Class A 500 1,655
Wanhua Chemical Group Co. Ltd., Class A 1,300 18,452
Weichai Power Co. Ltd., Class A 3,600 8,766
Weichai Power Co. Ltd., Class H 10,000 18,006
Wharf Holdings Ltd. (The) 6,000 20,468
Will Semiconductor Ltd., Class A 300 11,980
Wingtech Technology Co. Ltd., Class A 600 10,086
Wuliangye Yibin Co. Ltd., Class A 1,800 56,098
Wuxi AppTec Co. Ltd., Class A 1,440 23,708
Wuxi AppTec Co. Ltd., Class H
(b)
1,800 25,693
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A 200 469
Xinjiang Goldwind Science & Technology Co.
Ltd., Class H 4,600 7,964
Xinyi Solar Holdings Ltd. 22,266 35,408
Xpeng , Inc., Class A
(a)
3,400 54,461
Yankuang Energy Group Co. Ltd., Class A 500 1,815
Yankuang Energy Group Co. Ltd., Class H 8,000 16,867
Yonyou Network Technology Co. Ltd., Class A 1,400 7,678
Yum China Holdings, Inc. 2,362 113,778
Yunnan Baiyao Group Co. Ltd., Class A 700 9,928
Yunnan Energy New Material Co. Ltd., Class A 400 15,967
Zai Lab Ltd.
(a)
400 17,677
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 16,837
Zhejiang Chint Electrics Co. Ltd., Class A 900 6,716
Zhejiang Dahua Technology Co. Ltd., Class A 1,300 3,897
Zhejiang Huayou Cobalt Co. Ltd., Class A 500 7,727
Zhejiang NHU Co. Ltd., Class A 900 4,243
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 4,804
Zhejiang Yongtai Technology Co. Ltd., Class A
(a)
100 507
Zhongsheng Group Holdings Ltd. 3,000 22,950
Zhongtai Securities Co. Ltd., Class A 3,000 4,091
Zhuzhou Crrc Times Electric Co. Ltd., Class H 3,200 16,744
Zijin Mining Group Co. Ltd., Class A 7,700 11,806
Zijin Mining Group Co. Ltd., Class H 34,000 43,429
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 17,600 11,466
ZTE Corp., Class A 1,200 5,682
ZTE Corp., Class H 4,200 11,284

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 32.2% (continued)
ZTO Express Cayman, Inc. 3,450 97,781
11,878,402
Colombia – 0.1%
Banco de Bogota SA 654 12,727
Bancolombia SA 1,694 16,987
Ecopetrol SA 23,884 17,649
47,363
Czech Republic – 0.1%
CEZ AS 881 32,631
Egypt – 0.1%
Commercial International Bank Egypt SAE
(a)
9,986 32,634
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,258 24,347
Hong Kong – 0.3%
Orient Overseas International Ltd. 1,000 24,623
Sino Biopharmaceutical Ltd. 57,500 39,526
Xinyi Glass Holdings Ltd. 14,000 36,896
101,045
Hungary – 0.2%
OTP Bank NYRT
(a)
1,203 69,336
India – 14.3%
Adani Enterprises Ltd. 1,408 32,358
Adani Green Energy Ltd.
(a)
2,083 52,418
Adani Ports & Special Economic Zone Ltd. 4,386 42,101
Adani Total Gas Ltd. 1,393 33,998
Adani Transmission Ltd.
(a)
1,416 37,399
Ambuja Cements Ltd. 4,490 21,971
Apollo Hospitals Enterprise Ltd. 506 30,224
Asian Paints Ltd. 2,525 106,663
Avenue Supermarts Ltd., Class A
(a)(b)
800 44,108
Axis Bank Ltd.
(a)
12,125 125,609
Bajaj Auto Ltd. 292 13,949
Bajaj Finance Ltd. 1,472 138,087
Bajaj Finserv Ltd. 219 46,045
Berger Paints India Ltd. 1,161 11,239
Bharat Petroleum Corp. Ltd. 5,317 28,291
Bharti Airtel Ltd.
(a)
13,252 129,514
Britannia Industries Ltd. 684 32,405
Cipla Ltd. 2,774 35,129
Coal India Ltd. 9,488 20,318
Dabur India Ltd. 2,685 19,313
Divi's Laboratories Ltd. 725 39,213
DLF Ltd. 3,038 15,914
Dr. Reddy's Laboratories Ltd. 607 35,000
Eicher Motors Ltd. 666 23,611
Gail India Ltd. 7,806 15,095
Godrej Consumer Products Ltd.
(a)
1,770 21,070
Godrej Properties Ltd.
(a)
559 12,848
Grasim Industries Ltd. 2,389 55,305
Havells India Ltd. 1,173 18,618
HCL Technologies Ltd. 6,072 89,458
HDFC Asset Management Co. Ltd.
(b)
188 5,556
HDFC Life Insurance Co. Ltd.
(b)
4,637 38,679
Hero Motocorp Ltd. 765 27,928
Hindalco Industries Ltd. 8,504 55,732
Hindustan Unilever Ltd. 4,827 147,079
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
India – 14.3% (continued)
Housing Development Finance Corp. Ltd. 9,867 333,341
ICICI Bank Ltd. 28,337 299,537
ICICI Lombard General Insurance Co. Ltd.
(b)
1,082 19,851
ICICI Prudential Life Insurance Co. Ltd.
(b)
1,618 12,152
Indian Oil Corp. Ltd. 15,706 26,351
Indian Railway Catering & Tourism Corp. Ltd. 1,209 14,063
Indus Towers Ltd.
(a)
4,351 14,725
Indusind Bank Ltd. 3,104 36,276
INFO Edge India Ltd. 358 23,511
Infosys Ltd. 20,188 469,703
Interglobe Aviation Ltd.
(a)(b)
589 14,656
ITC Ltd. 17,072 50,377
JSW Steel Ltd. 6,193 52,197
Kotak Mahindra Bank Ltd. 5,777 143,781
Larsen & Toubro Infotech Ltd.
(b)
283 23,780
Larsen & Toubro Ltd. 4,077 104,309
Mahindra & Mahindra Ltd. 4,923 58,438
Marico Ltd. 2,389 15,449
Maruti Suzuki India Ltd. 712 82,030
Mindtree Ltd. 270 14,496
Motherson Sumi Systems Ltd. 5,931 14,267
Motherson Sumi Wiring India Ltd. 5,931 2,766
Nestle India Ltd. 191 47,407
NTPC Ltd. 28,588 54,420
Oil & Natural Gas Corp. Ltd. 19,048 44,058
Pidilite Industries Ltd. 752 24,755
Piramal Enterprises Ltd. 641 20,543
Power Grid Corp. of India Ltd. 19,125 55,205
Reliance Industries Ltd. 17,599 562,857
SBI Cards & Payment Services Ltd.
(a)
1,333 15,711
SBI Life Insurance Co. Ltd.
(b)
2,155 35,615
Shree Cement Ltd. 57 18,536
Siemens Ltd. 416 12,963
SRF Ltd. 658 21,222
State Bank of India 9,697 69,951
Sun Pharmaceutical Industries Ltd. 6,218 69,536
Tata Consultancy Services Ltd. 5,666 283,689
Tata Consumer Products Ltd. 2,899 28,255
Tata Motors Ltd.
(a)
10,325 71,637
Tata Motors Ltd., Class A
(a)
1,903 6,648
Tata Power Co. Ltd. (The) 8,315 27,417
Tata Steel Ltd. 4,140 60,226
Tech Mahindra Ltd. 3,706 73,452
Titan Co. Ltd. 2,506 79,264
Ultratech Cement Ltd. 681 65,856
United Spirits Ltd.
(a)
1,457 16,916
Vedanta Ltd. 7,513 32,394
Wipro Ltd. 8,043 61,716
Zomato Ltd.
(a)
5,559 6,734
5,295,284
Indonesia – 1.7%
Astra International Tbk PT 113,100 43,055
Bank Central Asia Tbk PT 311,800 165,309
Bank Jago Tbk PT
(a)
17,900 20,412
Bank Mandiri ( Persero ) Tbk PT 105,400 54,781
Bank Negara Indonesia ( Persero ) Tbk PT 46,100 23,480
Bank Rakyat Indonesia ( Persero ) Tbk PT 341,500 96,642
Barito Pacific Tbk PT 153,200 9,481
Bayan Resources Tbk PT 3,400 8,700
Bukalapak.com Tbk PT
(a)
317,500 7,859
Chandra Asri Petrochemical Tbk PT 16,700 10,247

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Indonesia – 1.7% (continued)
Charoen Pokphand Indonesia Tbk PT 42,800 18,748
Elang Mahkota Teknologi Tbk PT
(a)
105,000 13,105
Gudang Garam Tbk PT 3,000 6,388
Indofood CBP Sukses Makmur Tbk PT 5,900 3,579
Kalbe Farma Tbk PT 98,800 11,266
Merdeka Copper Gold Tbk PT
(a)
59,100 14,958
Telekomunikasi Indonesia ( Persero ) Tbk PT 263,700 76,825
Tower Bersama Infrastructure Tbk PT 38,900 7,790
Unilever Indonesia Tbk PT 26,800 7,510
United Tractors Tbk PT 6,400 10,291
610,426
Kuwait – 0.7%
Agility Public Warehousing Co. KSC 7,201 23,869
Boubyan Bank KSCP
(a)
5,250 13,970
Kuwait Finance House Kscp 27,211 81,390
Mobile Telecommunications Co. KSCP 10,377 20,521
National Bank of Kuwait SAKP 39,019 133,456
273,206
Malaysia – 1.6%
Axiata Group BHD 22,100 19,642
CIMB Group Holdings BHD 39,129 48,613
Digi.com BHD 14,600 13,255
Genting BHD 8,800 9,188
Hap Seng Consolidated BHD 2,300 4,176
Hartalega Holdings BHD 6,800 9,553
Hong Leong Bank BHD 4,100 19,004
Hong Leong Financial Group BHD 700 3,044
IHH Healthcare BHD 18,600 28,663
IOI Corp. BHD 22,300 20,193
Kuala Lumpur Kepong BHD 3,200 16,514
Malayan Banking BHD 39,145 77,345
Maxis BHD 9,100 9,197
MISC BHD 6,500 10,809
Mr DIY Group M BHD
(b)
6,500 5,513
Nestle Malaysia BHD 500 15,769
Petronas Chemicals Group BHD 16,800 35,683
Petronas Dagangan BHD 1,600 7,416
Petronas Gas BHD 5,300 21,501
PPB Group BHD 4,500 17,073
Press Metal Aluminium Holdings BHD 20,200 29,729
Public Bank BHD 82,700 83,184
RHB Bank BHD 11,939 15,860
Sime Darby Plantation BHD 10,000 8,434
Telekom Malaysia BHD 6,000 7,254
Tenaga Nasional BHD 16,200 35,454
Top Glove Corp. BHD 27,700 14,097
586,163
Mexico – 1.5%
America Movil SAB de CV, Series L 132,400 124,456
Arca Continental SAB de CV 1,700 10,023
Becle SAB de CV 1,400 3,393
Cemex SAB de CV
(a)
78,600 48,114
Fomento Economico Mexicano SAB de CV 10,200 76,728
Grupo Bimbo SAB de CV, Series A 6,700 20,980
Grupo Carso SAB de CV, Series A 1,100 3,074
Grupo Elektra SAB de CV 295 19,287
Grupo Financiero Banorte SAB de CV, Class O 13,300 84,042
Grupo Mexico SAB de CV, Series B 18,100 77,759
Wal-Mart de Mexico SAB de CV 27,800 94,201
562,057
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Peru – 0.1%
Credicorp Ltd. 348 49,841
Philippines – 0.8%
AC Energy Corp. 41,100 7,692
Ayala Corp. 1,590 27,137
Ayala Land, Inc. 27,700 19,508
Bank of The Philippine Islands 9,940 19,129
BDO Unibank , Inc. 8,060 21,346
Emperador , Inc. 4,500 2,097
Globe Telecom, Inc. 220 13,422
International Container Terminal Services, Inc. 4,390 17,224
JG Summit Holdings, Inc. 19,162 23,494
Manila Electric Co. 1,740 11,435
Monde Nissin Corp.
(a)(b)
23,600 7,584
PLDT, Inc. 440 15,831
San Miguel Corp. 2,550 5,628
San Miguel Food and Beverage, Inc. 3,470 4,765
SM Investments Corp. 2,945 54,827
SM Prime Holdings, Inc. 60,900 41,934
Universal Robina Corp. 3,680 9,168
302,221
Qatar – 0.8%
Industries Qatar QSC 11,944 55,209
Masraf Al Rayan QSC 21,987 29,680
Mesaieed Petrochemical Holding Co. 20,227 13,527
Qatar Islamic Bank SAQ 5,551 29,882
Qatar National Bank QPSC 25,048 150,247
278,545
Russia – 3.2%
Alrosa PJSC 11,270 16,422
Gazprom PJSC 67,050 286,760
LUKOIL PJSC 2,071 182,696
Magnitogorsk Iron & Steel Works PJSC 5,210 4,098
MMC Norilsk Nickel PJSC 341 95,582
Novatek PJSC 5,535 117,081
Novolipetsk Steel PJSC 6,530 17,948
Phosagro PJSC 229 16,094
Pik Group PJSC 401 4,920
Polyus PJSC 181 28,274
Rosneft Oil Co. PJSC 13,131 97,163
Sberbank of Russia PJSC 59,440 203,079
Severstal PAO PJSC 859 16,655
Surgutneftegas PJSC 45,300 21,191
Tatneft PJSC 7,934 50,729
United Co. RUSAL International PJSC, Class A
(a)
10,710 9,979
VTB Bank PJSC 21,230,000 11,863
1,180,534
Saudi Arabia – 3.2%
Al Rajhi Bank 6,870 271,365
Almarai Co. JSC 1,054 13,793
Banque Saudi Fransi 3,115 43,422
Dr Sulaiman Al Habib Medical Services Group
Co. 375 16,492
Riyad Bank 7,349 66,597
Sabic Agri -Nutrients Co. 1,119 50,404
Saudi Arabian Mining Co.
(a)
2,258 55,308
Saudi Arabian Oil Co.
(b)
10,469 104,218
Saudi Basic Industries Corp. 4,886 162,263
Saudi British Bank (The) 1,980 21,162
Saudi Electricity Co. 3,718 26,013
Saudi National Bank (The) 11,588 227,936

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Saudi Arabia – 3.2% (continued)
Saudi Telecom Co. 3,520 110,144
Yanbu National Petrochemical Co. 1,363 24,631
1,193,748
South Africa – 3.0%
ABSA Group Ltd. 3,676 40,367
Anglo American Platinum Ltd. 358 42,934
Aspen Pharmacare Holdings Ltd. 1,847 24,705
Bid Corp. Ltd. 1,930 41,337
Capitec Bank Holdings Ltd. 503 65,618
Discovery Ltd.
(a)
1,804 18,143
Firstrand Ltd. 29,247 116,667
Gold Fields Ltd. 5,091 53,112
Impala Platinum Holdings Ltd. 4,497 68,060
Kumba Iron Ore Ltd. 335 11,708
MTN Group Ltd.
(a)
10,227 127,008
Naspers Ltd., Class N 1,178 187,479
Pepkor Holdings Ltd.
(b)
4,944 7,226
Sanlam Ltd. 9,810 39,855
Sasol Ltd.
(a)
3,219 71,771
Shoprite Holdings Ltd. 2,655 36,042
Sibanye Stillwater Ltd. 13,466 49,207
Standard Bank Group Ltd. 7,048 68,070
Vodacom Group Ltd. 3,980 37,775
1,107,084
South Korea – 12.1%
Amorepacific Corp.
(a)
147 18,901
Celltrion Healthcare Co. Ltd. 490 25,404
Celltrion , Inc. 556 69,644
CJ Cheiljedang Corp.
(a)
44 12,629
D&D Platform REIT Co. Ltd.
(d)
600 2,593
Doosan Heavy Industries & Construction Co.
Ltd.
(a)
1,412 20,732
Ecopro Bm Co. Ltd. 53 14,434
F&F Co. Ltd. / New
(a)
14 9,500
Hana Financial Group, Inc. 1,730 64,579
Hanon Systems 946 8,357
Hanwha Solutions Corp.
(a)
660 17,657
HMM Co. Ltd.
(a)
1,917 34,826
HYBE Co. Ltd.
(a)
92 18,087
Hyundai Glovis Co. Ltd. 119 16,041
Hyundai Heavy Industries Co. Ltd.
(a)
100 8,237
Hyundai Mobis Co. Ltd. 362 69,667
Hyundai Motor Co. 797 125,285
Hyundai Steel Co. 393 12,682
Industrial Bank of Korea
(a)
1,737 14,913
Kakao Corp.
(a)
1,710 120,572
Kakaobank Corp.
(a)
214 7,278
KB Financial Group, Inc. 2,195 108,339
KIA Corp. 1,526 103,801
Korea Electric Power Corp.
(a)
1,425 24,351
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
(a)
251 16,595
Korea Zinc Co. Ltd.
(a)
62 26,178
Korean Air Lines Co. Ltd.
(a)
857 20,119
Krafton , Inc.
(a)
15 3,416
KT Corp. 568 14,724
KT&G Corp.
(a)
564 36,306
Kumho Petrochemical Co. Ltd.
(a)
99 11,949
Kumho Petrochemical Co. Ltd., Preference
Shares
(a)
10 669
L&F Co. Ltd.
(a)
108 15,123
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
South Korea – 12.1% (continued)
LG Chem Ltd. 259 137,288
LG Corp.
(a)
660 40,514
LG Display Co. Ltd. 1,322 21,604
LG Electronics, Inc. 572 60,498
LG Household & Health Care Ltd. 46 37,204
LG Uplus Corp. 934 10,033
Lotte Chemical Corp. 81 13,102
Mirae Asset Securities Co. Ltd. 2,374 16,739
NAVER Corp. 823 211,638
NCSoft Corp.
(a)
86 38,238
Netmarble Corp.
(b)
132 11,990
Pearl Abyss Corp.
(a)
190 14,847
POSCO 412 90,568
POSCO Chemical Co. Ltd. 143 13,108
Samsung Biologics Co. Ltd.
(a)(b)
87 53,333
Samsung C&T Corp. 550 48,818
Samsung Electro-Mechanics Co. Ltd. 333 49,170
Samsung Electronics Co. Ltd. 28,147 1,711,468
Samsung Fire & Marine Insurance Co. Ltd. 181 30,104
Samsung Life Insurance Co. Ltd. 480 24,050
Samsung SDI Co. Ltd. 301 145,818
Samsung SDS Co. Ltd. 200 23,310
Shinhan Financial Group Co. Ltd. 2,802 88,674
SK Biopharmaceuticals Co. Ltd.
(a)
110 6,917
SK Bioscience Co. Ltd.
(a)
108 14,782
SK Holdings Co. Ltd. 192 34,801
SK Hynix, Inc. 2,943 294,178
SK Ie Technology Co. Ltd.
(a)(b)
104 9,921
SK Innovation Co. Ltd.
(a)
320 57,337
SK Telecom Co. Ltd. 504 23,580
SKC Co. Ltd. 87 10,104
S-Oil Corp. 182 13,588
Wemade Co. Ltd. 86 8,304
Woori Financial Group, Inc. 2,840 34,513
4,473,729
Taiwan – 15.1%
Advantech Co. Ltd. 2,299 31,451
ASE Technology Holding Co. Ltd. 18,000 63,939
Asustek Computer, Inc. 4,000 51,700
AU Optronics Corp. 44,000 31,876
Cathay Financial Holding Co. Ltd. 48,000 109,240
Chailease Holding Co. Ltd. 7,644 69,119
Chang Hwa Commercial Bank Ltd. 25,926 16,452
China Development Financial Holding Corp. 81,000 53,002
China Steel Corp. 75,000 90,737
Chunghwa Telecom Co. Ltd. 20,000 84,490
CTBC Financial Holding Co. Ltd. 110,000 109,154
Delta Electronics, Inc. 11,000 105,990
E.Sun Financial Holding Co. Ltd. 69,205 72,156
Ememory Technology, Inc. 248 13,999
Evergreen Marine Corp. Taiwan Ltd. 14,000 56,878
Far Eastern New Century Corp. 19,000 19,673
Far Eastone Telecommunications Co. Ltd. 7,000 16,359
Feng Tay Enterprise Co. Ltd. 3,600 28,993
First Financial Holding Co. Ltd. 56,529 51,115
Formosa Chemicals & Fibre Corp. 23,000 65,161
Formosa Petrochemical Corp. 8,000 27,641
Formosa Plastics Corp. 25,000 94,377
Fubon Financial Holding Co. Ltd. 45,801 124,490
Globalwafers Co. Ltd. 1,000 27,720
Hon Hai Precision Industry Co. Ltd. 69,000 253,038

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Taiwan – 15.1% (continued)
Hotai Motor Co. Ltd. 2,000 43,287
Hua Nan Financial Holdings Co. Ltd. 48,589 38,170
Innolux Corp. 51,000 31,080
Largan Precision Co. Ltd. 152 11,094
MediaTek , Inc. 9,000 347,846
Mega Financial Holding Co. Ltd. 60,000 79,708
Momo.Com, Inc. 222 8,899
Nan Ya Plastics Corp. 29,000 90,084
Nan Ya Printed Circuit Board Corp. 1,000 16,970
Nanya Technology Corp. 6,000 15,532
Novatek Microelectronics Corp. 3,000 50,802
Pegatron Corp. 10,000 24,915
President Chain Store Corp. 3,000 28,583
Quanta Computer, Inc. 16,000 53,441
Realtek Semiconductor Corp. 3,000 56,734
Shanghai Commercial & Savings Bank Ltd. (The) 21,000 34,919
Taishin Financial Holding Co. Ltd. 62,036 43,827
Taiwan Cement Corp. 26,200 44,131
Taiwan Cooperative Financial Holding Co. Ltd. 56,934 54,142
Taiwan High Speed Rail Corp. 8,000 8,183
Taiwan Mobile Co. Ltd. 8,000 28,676
Taiwan Semiconductor Manufacturing Co. Ltd. 104,000 2,378,083
Unimicron Technology Corp. 6,000 43,144
Uni -President Enterprises Corp. 25,000 60,761
United Microelectronics Corp. 63,000 129,787
Vanguard International Semiconductor Corp. 5,000 23,459
Wan HAI Lines Ltd. 6,600 35,000
Wiwynn Corp. 369 13,214
Yageo Corp. 2,000 33,005
Yang Ming Marine Transport Corp.
(a)
8,000 28,360
Yuanta Financial Holding Co. Ltd. 68,640 62,312
5,586,898
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,217 41,115
Thailand – 1.6%
Advanced INFO Service PCL, NVDR 5,500 36,342
Airports of Thailand PCL, NVDR
(a)
23,500 44,995
Bangkok Bank PCL, NVDR 4,100 16,624
Bangkok Dusit Medical Services PCL, NVDR 22,600 15,205
Bank of Ayudhya PCL, NVDR 11,100 12,252
Central Pattana PCL, NVDR 5,000 8,147
Central Retail Corp. PCL, NVDR 18,600 18,994
Charoen Pokphand Foods PCL, NVDR 10,700 8,115
CP ALL PCL, NVDR 20,000 37,693
Delta Electronics Thailand PCL, NVDR 2,400 25,013
Energy Absolute PCL, NVDR 9,900 26,538
Global Power Synergy PCL, NVDR 3,000 7,051
Gulf Energy Development PCL, NVDR 26,220 38,588
Home Product Center PCL, NVDR 27,100 11,476
Indorama Ventures PCL, NVDR 12,800 18,261
Intouch Holdings PCL, NVDR 8,100 18,672
Kasikornbank PCL, NVDR 5,700 25,594
Krung Thai Bank PCL, NVDR 19,300 8,115
Krungthai Card PCL, NVDR 4,700 8,470
Minor International PCL, NVDR
(a)
11,300 10,351
PTT Exploration & Production PCL, NVDR 6,500 25,281
PTT Global Chemical PCL, NVDR 10,600 17,988
PTT Oil & Retail Business PCL, NVDR 19,400 14,334
PTT PCL, NVDR 45,800 53,648
Scg Packaging PCL, NVDR 5,000 9,348
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Thailand – 1.6% (continued)
Siam Cement PCL (The), NVDR 1,900 21,970
Siam Commercial Bank PCL (The), NVDR 10,000 37,693
576,758
Turkey – 0.1%
Enka Insaat ve Sanayi AS 7,318 8,543
Eregli Demir ve Celik Fabrikalari TAS 7,821 15,904
Ford Otomotiv Sanayi AS 313 5,786
KOC Holding AS 7,037 17,026
47,259
United Arab Emirates – 1.1%
Abu Dhabi Commercial Bank PJSC 14,062 34,303
Abu Dhabi National Oil Co. for Distribution PJSC 15,457 17,380
Emirates NBD Bank PJSC 12,184 44,284
Emirates Telecommunications Group Co. PJSC 9,400 84,709
First Abu Dhabi Bank PJSC 25,019 136,230
International Holdings Co. PJSC
(a)
2,532 104,987
421,893
United States – 0.1%
JBS SA 4,707 31,238
Total Common Stocks (cost $28,858,968) 36,057,936
Principal
Amount ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 263
Total Corporate Bonds (cost $269) 263
Shares
Preferred Stocks – 2.4%
Brazil – 1.3%
Banco Bradesco SA, 4.49% 27,524 118,856
Braskem SA, Class A, 13.95% 929 8,620
Centrais Eletricas Brasileiras SA, Class B, 6.51% 1,473 9,645
Gerdau SA, 10.62% 5,963 31,331
Itau Unibanco Holding SA, 3.48% 25,213 121,079
Itausa - Investimentos Itau SA, 4.82% 25,093 48,390
Petroleo Brasileiro SA, 17.76% 24,400 148,744
486,665
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
3.52% 780 41,706
Colombia – 0.1%
Bancolombia SA, 0.74% 2,226 19,900
Grupo Aval Acciones y Valores SA, 4.98% 24,106 6,861
26,761
Russia – 0.1%
Sberbank of Russia PJSC, 7.09% 4,890 15,933
Surgutneftegas PJSC, 18.01% 37,000 17,834
Tatneft PJSC, Series 3, 8.51% 266 1,541
35,308
South Korea – 0.8%
Amorepacific Corp., 1.08% 5 293
Hyundai Motor Co., 5.36% 160 12,728
Hyundai Motor Co., 5.74% 35 2,535
Hyundai Motor Co., 5.37% 161 12,447
LG Chem Ltd., 3.95% 40 10,037
LG Electronics, Inc., 1.47% 102 5,136
LG Household & Health Care Ltd., 2.20% 5 2,273
Samsung Electro-Mechanics Co. Ltd., 2.25% 16 1,277

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.4% (continued)
South Korea – 0.8% (continued)
Samsung Electronics Co. Ltd., 2.13% 4,595 252,715
Samsung Fire & Marine Insurance Co. Ltd.,
7.48% 24 3,106
Samsung SDI Co. Ltd., 0.34% 6 1,523
304,070
Total Preferred Stocks (cost $626,399) 894,510
Rights – 0.0%
China – 0.0%
CITIC Ltd., Rights expiring 3/9/2022
(a)
1,650 652
Total Rights (cost $–) 652
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $19,413) 19,413 19,413
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $14,219) 14,219 14,219
Total Investments (cost $29,519,268) 100.1% 36,986,993
Liabilities, Less Cash and Receivables (0.1)% (40,750)
Net Assets 100.0% 36,946,243
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $1,614,717 or 4.37% of net assets.
(c)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $13,464 and the value of the collateral was $14,219, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in a real estate investment trust.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of January 31, 2022.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 1 3/18/2022 61,057 61,240 183

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.3%
Capital One Multi-Asset Execution Trust, Series
2019-A3, Class A3, 2.06%, 8/15/2028 40,000 40,546
Discover Card Execution Note Trust, Series
2018-A1, Class A1, 3.03%, 8/15/2025 117,000 119,498
Ford Credit Auto Lease Trust, Series 2021-B,
Class A3, 0.37%, 10/15/2024 60,000 59,284
Ford Credit Auto Owner Trust, Series 2019-A,
Class A4, 2.85%, 8/15/2024 100,000 101,459
GM Financial Leasing Trust, Series 2021-1, Class
A3, 0.26%, 2/20/2024 66,000 65,670
Toyota Auto Receivables Owner Trust
Series 2021-A, Class A3, 0.26%, 5/15/2025 40,000 39,622
Series 2020-D, Class A4, 0.47%, 1/15/2026 90,000 88,533
Verizon Owner Trust, Series 2020-B, Class A,
0.47%, 2/20/2025 50,000 49,723
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 98,977
Total Asset-Backed Securities (cost
$669,780) 663,312
Commercial Mortgage-Backed Securities – 1.1%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 51,203
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 52,030
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 48,173
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 25,709
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 60,503
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 48,619
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 50,593
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 181,515
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 118,267
COMM Mortgage Trust
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 98,509 101,842
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 52,875
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 112,732
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 53,112
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 83,237
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 26,411
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 102,959
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 36,314
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 155,985
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 52,465
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 101,189
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.1% (continued)
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 30,000 32,048
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 80,180
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 62,580
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 101,325
Series 2017-C41, Class A3, 3.21%,
11/15/2050 500,000 518,247
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 10,546
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 161,469
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 101,435
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 52,038
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 31,156
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 10,408
Total Commercial Mortgage-Backed
Securities (cost $2,767,635) 2,677,165
Corporate Bonds – 25.5%
Basic Materials – 0.7%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 30,189
2.70%, 5/15/2040 50,000 47,573
2.80%, 5/15/2050 10,000 9,446
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 39,119
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 78,577
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 22,371
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 16,226
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 56,403
Ecolab, Inc.
4.80%, 3/24/2030 35,000 40,956
1.30%, 1/30/2031
(a)
20,000 18,158
2.13%, 8/15/2050
(a)
10,000 8,145
2.75%, 8/18/2055 10,000 8,971
FMC Corp.
3.45%, 10/01/2029 50,000 51,932
4.50%, 10/01/2049 25,000 28,123
Freeport-McMoRan, Inc., 5.45%, 3/15/2043 20,000 23,529
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 28,152
Huntsman International LLC
4.50%, 5/01/2029 10,000 10,803
2.95%, 6/15/2031 50,000 48,978
International Flavors & Fragrances, Inc., 5.00%,
9/26/2048 20,000 24,253
International Paper Co., 4.80%, 6/15/2044 138,000 163,368
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 12,847
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 19,423
3.80%, 10/01/2060 10,000 9,626
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 11,190
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,413
4.88%, 11/15/2041 10,000 11,221
Newmarket Corp., 2.70%, 3/18/2031 25,000 24,216
Newmont Corp., 4.88%, 3/15/2042 35,000 41,950

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Basic Materials – 0.7% (continued)
Nutrien Ltd.
4.20%, 4/01/2029 20,000 21,965
2.95%, 5/13/2030 70,000 71,562
3.95%, 5/13/2050 15,000 16,439
Sherwin-Williams Co. (The), 4.00%,
12/15/2042 40,000 42,562
Southern Copper Corp.
3.88%, 4/23/2025 30,000 31,514
5.88%, 4/23/2045
(a)
20,000 26,138
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 23,493
Suzano Austria GMBH
5.00%, 1/15/2030 20,000 21,321
Series DM3N, 3.13%, 1/15/2032 130,000 120,306
Vale Overseas Ltd.
6.25%, 8/10/2026 130,000 148,681
3.75%, 7/08/2030 175,000 177,272
6.88%, 11/10/2039 5,000 6,444
Westlake Chemical Corp., 5.00%, 8/15/2046 25,000 29,955
1,633,810
Communications – 2.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027 50,000 51,927
4.00%, 12/06/2037 100,000 104,102
4.20%, 12/06/2047 50,000 51,802
3.25%, 2/09/2061 30,000 26,029
Alphabet, Inc.
1.10%, 8/15/2030 24,000 21,894
2.05%, 8/15/2050 60,000 49,434
2.25%, 8/15/2060 10,000 8,119
Amazon.com, Inc.
0.80%, 6/03/2025 25,000 24,260
1.20%, 6/03/2027 100,000 95,944
1.65%, 5/12/2028 25,000 24,185
1.50%, 6/03/2030 25,000 23,464
2.10%, 5/12/2031 25,000 24,309
2.88%, 5/12/2041 30,000 29,177
4.05%, 8/22/2047 35,000 39,918
2.50%, 6/03/2050 50,000 44,266
2.70%, 6/03/2060 10,000 8,779
3.25%, 5/12/2061 60,000 59,512
America Movil SAB de CV
2.88%, 5/07/2030 360,000 362,367
6.13%, 3/30/2040 70,000 92,487
AT&T, Inc.
4.45%, 4/01/2024 24,000 25,265
3.40%, 5/15/2025 53,000 55,259
3.60%, 7/15/2025 15,000 15,746
4.13%, 2/17/2026 25,000 26,834
1.70%, 3/25/2026 25,000 24,436
2.95%, 7/15/2026 50,000 51,308
3.80%, 2/15/2027 30,000 31,958
4.10%, 2/15/2028 25,000 27,106
4.30%, 2/15/2030 25,000 27,472
2.75%, 6/01/2031 50,000 49,218
2.25%, 2/01/2032 50,000 46,696
2.55%, 12/01/2033 50,000 47,029
4.85%, 3/01/2039 35,000 39,969
3.50%, 6/01/2041 25,000 24,382
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Communications – 2.7% (continued)
3.10%, 2/01/2043 40,000 36,627
4.85%, 7/15/2045 50,000 57,272
4.55%, 3/09/2049 50,000 55,820
3.50%, 9/15/2053 119,000 113,026
3.55%, 9/15/2055 50,000 47,190
3.80%, 12/01/2057 65,000 63,614
3.65%, 9/15/2059 50,000 47,302
3.85%, 6/01/2060 45,000 44,056
Baidu, Inc.
3.88%, 9/29/2023 20,000 20,657
3.08%, 4/07/2025
(a)
20,000 20,482
4.13%, 6/30/2025 20,000 21,192
4.38%, 3/29/2028 190,000 206,237
Bell Telephone Co. of Canada Or Bell Canada
(The), 4.30%, 7/29/2049 25,000 28,661
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 52,513
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 26,225
4.91%, 7/23/2025 110,000 118,700
5.05%, 3/30/2029 50,000 55,218
2.30%, 2/01/2032 45,000 40,522
3.50%, 6/01/2041 45,000 40,484
5.75%, 4/01/2048 50,000 57,540
5.13%, 7/01/2049 75,000 79,777
4.80%, 3/01/2050 10,000 10,257
3.70%, 4/01/2051 15,000 13,314
6.83%, 10/23/2055 100,000 133,044
3.85%, 4/01/2061 100,000 86,081
4.40%, 12/01/2061 10,000 9,429
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 26,117
Comcast Corp.
2.35%, 1/15/2027 45,000 45,420
3.55%, 5/01/2028 50,000 53,236
4.15%, 10/15/2028 25,000 27,508
1.50%, 2/15/2031 50,000 45,382
4.20%, 8/15/2034 150,000 168,605
4.60%, 10/15/2038 25,000 29,059
3.25%, 11/01/2039 25,000 24,910
3.75%, 4/01/2040 15,000 15,913
2.80%, 1/15/2051 20,000 17,882
4.95%, 10/15/2058 90,000 115,341
2.65%, 8/15/2062 50,000 41,153
Corning, Inc.
3.90%, 11/15/2049 100,000 106,730
4.38%, 11/15/2057 35,000 39,182
5.85%, 11/15/2068 50,000 69,615
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 14,093
Discovery Communications LLC
3.95%, 3/20/2028 25,000 26,364
4.88%, 4/01/2043 25,000 27,571
4.00%, 9/15/2055 24,000 23,346
eBay, Inc., 3.65%, 5/10/2051 3,000 3,022
Fox Corp.
4.71%, 1/25/2029 10,000 11,046
3.50%, 4/08/2030 10,000 10,372
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 58,364
JD.com, Inc., 3.88%, 4/29/2026 50,000 52,781

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Communications – 2.7% (continued)
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,692
3.75%, 8/15/2029
(a)
50,000 52,645
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 42,082
5.50%, 9/01/2044 22,000 26,854
Omnicom Group, Inc., 2.60%, 8/01/2031 25,000 24,341
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 35,906
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 40,843
TELUS Corp., 2.80%, 2/16/2027 40,000 40,902
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 13,313
6.75%, 6/15/2039 75,000 95,707
5.50%, 9/01/2041 125,000 141,060
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 19,366
3.75%, 4/15/2027 10,000 10,513
2.05%, 2/15/2028 30,000 28,905
2.40%, 3/15/2029
(b)
100,000 96,975
3.88%, 4/15/2030 10,000 10,503
2.55%, 2/15/2031 20,000 19,047
4.38%, 4/15/2040 50,000 53,810
4.50%, 4/15/2050 10,000 10,945
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 16,690
VeriSign, Inc.
5.25%, 4/01/2025 100,000 108,805
4.75%, 7/15/2027 35,000 36,210
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 30,481
1.75%, 1/20/2031 80,000 72,981
2.55%, 3/21/2031 175,000 170,858
2.36%, 3/15/2032
(b)
50,000 47,474
2.65%, 11/20/2040 20,000 17,888
3.40%, 3/22/2041 35,000 34,658
2.85%, 9/03/2041 50,000 46,677
3.85%, 11/01/2042 20,000 20,938
2.88%, 11/20/2050 55,000 49,044
2.99%, 10/30/2056 23,000 20,191
3.00%, 11/20/2060 10,000 8,720
3.70%, 3/22/2061 50,000 50,110
ViacomCBS , Inc.
2.90%, 1/15/2027 37,000 37,667
4.38%, 3/15/2043 120,000 127,686
5.85%, 9/01/2043 25,000 31,803
4.95%, 5/19/2050 110,000 130,491
Vodafone Group PLC
4.13%, 5/30/2025 54,000 57,381
4.38%, 5/30/2028 25,000 27,339
5.25%, 5/30/2048 10,000 12,103
Walt Disney Co. (The)
3.70%, 10/15/2025 150,000 158,577
2.65%, 1/13/2031 75,000 74,838
3.50%, 5/13/2040 30,000 30,837
Weibo Corp., 3.50%, 7/05/2024 200,000 203,804
6,570,565
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Cyclical – 1.4%
American Honda Finance Corp.
1.95%, 5/10/2023 65,000 65,586
0.88%, 7/07/2023 50,000 49,719
1.20%, 7/08/2025 20,000 19,527
AutoNation, Inc., 4.75%, 6/01/2030 25,000 27,747
AutoZone, Inc., 3.25%, 4/15/2025 15,000 15,540
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 51,383
Costco Wholesale Corp., 3.00%, 5/18/2027 33,000 34,515
Cummins, Inc., 2.60%, 9/01/2050 50,000 44,020
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 31,600
Darden Restaurants, Inc., 4.55%, 2/15/2048 70,000 76,422
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 51,194
Dollar General Corp., 3.50%, 4/03/2030 10,000 10,455
General Motors Co.
6.13%, 10/01/2025 150,000 169,117
6.60%, 4/01/2036 15,000 19,280
5.20%, 4/01/2045 50,000 57,491
General Motors Financial Co., Inc.
3.70%, 5/09/2023 20,000 20,472
1.70%, 8/18/2023 10,000 10,004
4.00%, 10/06/2026 50,000 52,808
4.35%, 1/17/2027 20,000 21,411
2.35%, 1/08/2031 45,000 41,982
2.70%, 6/10/2031 50,000 47,701
Hasbro, Inc.
3.55%, 11/19/2026 50,000 52,350
3.50%, 9/15/2027 25,000 26,098
3.90%, 11/19/2029 50,000 53,156
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 26,311
2.50%, 4/15/2027 55,000 56,315
0.90%, 3/15/2028 100,000 93,299
1.38%, 3/15/2031 61,000 55,543
3.50%, 9/15/2056 15,000 15,627
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 53,714
4.38%, 9/15/2028 25,000 26,510
5.75%, 4/23/2030 25,000 29,278
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 5/15/2034 37,383 39,700
Kohl's Corp., 3.38%, 5/01/2031
(a)
50,000 49,254
Las Vegas Sands Corp., 3.20%, 8/08/2024 190,000 192,164
Lear Corp., 5.25%, 5/15/2049 50,000 59,378
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 71,408
1.70%, 10/15/2030 40,000 36,705
4.05%, 5/03/2047 10,000 10,761
3.00%, 10/15/2050 10,000 9,112
3.50%, 4/01/2051 30,000 29,864
Magna International, Inc., 2.45%, 6/15/2030 20,000 19,666
Marriott International, Inc.
3.75%, 10/01/2025 100,000 104,487
Series AA, 4.65%, 12/01/2028 50,000 54,380
McDonald's Corp.
3.30%, 7/01/2025 60,000 62,640
2.63%, 9/01/2029 20,000 20,039
4.88%, 12/09/2045 30,000 36,003

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Cyclical – 1.4% (continued)
4.45%, 3/01/2047 50,000 57,133
4.45%, 9/01/2048 40,000 45,906
MDC Holdings, Inc., 6.00%, 1/15/2043 40,000 46,794
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 10,445
Nike, Inc.
2.38%, 11/01/2026 40,000 41,011
3.25%, 3/27/2040 40,000 40,866
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 18,317
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 48,936
Sands China Ltd., 5.40%, 8/08/2028 150,000 155,494
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 21,839
2.63%, 2/10/2030 5,000 4,854
Spirit Airlines Pass-Through Trust, Series A,
Class A, 4.10%, 4/01/2028 105,569 107,145
Starbucks Corp.
2.00%, 3/12/2027
(a)
25,000 24,649
4.50%, 11/15/2048 25,000 28,773
4.45%, 8/15/2049 40,000 45,837
Steelcase, Inc., 5.13%, 1/18/2029 15,000 16,677
Stellantis NV, 5.25%, 4/15/2023 15,000 15,634
Target Corp., 2.50%, 4/15/2026 50,000 51,512
Toyota Motor Corp., 0.68%, 3/25/2024 50,000 49,147
Toyota Motor Credit Corp., 1.15%, 8/13/2027 20,000 18,971
United Airlines Pass-Through Trust
Series 2012-1, , Class A4.15%, 4/11/2024 14,541 14,986
Series A, , Class A4.30%, 8/15/2025 31,402 32,676
Series AA, , Class AA3.50%, 3/01/2030 42,934 44,563
Walgreens Boots Alliance, Inc., 4.80%,
11/18/2044 25,000 28,344
Walmart, Inc.
3.40%, 6/26/2023 150,000 154,657
1.50%, 9/22/2028 50,000 48,308
2.38%, 9/24/2029 3,000 3,038
3.95%, 6/28/2038 10,000 11,451
2.50%, 9/22/2041 50,000 47,336
4.05%, 6/29/2048 10,000 11,883
Whirlpool Corp., 4.75%, 2/26/2029 10,000 11,239
3,460,157
Consumer, Non-cyclical – 4.4%
Abbott Laboratories
3.40%, 11/30/2023 20,000 20,702
6.00%, 4/01/2039 25,000 34,436
4.90%, 11/30/2046 20,000 25,580
AbbVie, Inc.
3.85%, 6/15/2024 50,000 52,235
3.20%, 11/21/2029 45,000 46,416
4.05%, 11/21/2039 35,000 37,828
4.40%, 11/06/2042 45,000 50,565
4.70%, 5/14/2045 75,000 86,756
4.25%, 11/21/2049 150,000 167,192
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 54,262
Series 2020, 2.21%, 6/15/2030 15,000 14,585
Aetna, Inc.
6.63%, 6/15/2036 50,000 68,369
4.75%, 3/15/2044 35,000 41,100
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 31,699
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Non-cyclical – 4.4% (continued)
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 65,109
Altria Group, Inc.
4.40%, 2/14/2026 10,000 10,781
2.45%, 2/04/2032 35,000 31,812
5.80%, 2/14/2039 75,000 85,215
3.40%, 2/04/2041 50,000 43,152
4.50%, 5/02/2043 40,000 39,269
4.45%, 5/06/2050 15,000 14,532
4.00%, 2/04/2061 10,000 8,742
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 52,376
Amgen, Inc.
3.63%, 5/22/2024 50,000 52,086
2.30%, 2/25/2031 45,000 43,337
4.40%, 5/01/2045 225,000 251,446
4.56%, 6/15/2048 20,000 23,224
2.77%, 9/01/2053 10,000 8,652
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 15,000 17,811
Anheuser-Busch InBev Finance, Inc., 4.00%,
1/17/2043 65,000 68,566
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 116,778
4.90%, 1/23/2031 75,000 87,505
4.38%, 4/15/2038 25,000 27,730
4.35%, 6/01/2040 100,000 110,778
4.95%, 1/15/2042 25,000 29,672
3.75%, 7/15/2042 30,000 30,912
5.80%, 1/23/2059 20,000 26,663
Anthem, Inc.
2.25%, 5/15/2030 10,000 9,591
6.38%, 6/15/2037 10,000 13,451
4.63%, 5/15/2042 35,000 40,742
4.65%, 8/15/2044 15,000 17,520
4.38%, 12/01/2047 10,000 11,395
3.60%, 3/15/2051 10,000 10,281
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 25,563
4.54%, 3/26/2042 87,000 105,189
Ascension Health, 3.95%, 11/15/2046 25,000 28,936
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 72,682
AstraZeneca PLC
3.50%, 8/17/2023 65,000 67,144
0.70%, 4/08/2026 90,000 85,657
Banner Health, 2.34%, 1/01/2030 25,000 24,821
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 25,814
BAT Capital Corp.
3.22%, 8/15/2024 100,000 102,593
3.22%, 9/06/2026 40,000 40,721
4.39%, 8/15/2037 20,000 20,219
5.28%, 4/02/2050 50,000 53,424
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 28,937
Baxalta , Inc., 4.00%, 6/23/2025 15,000 15,867
Baxter International, Inc.
0.87%, 12/01/2023
(b)
50,000 49,353
1.92%, 2/01/2027
(b)
50,000 48,983
2.54%, 2/01/2032
(b)
50,000 48,588

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 51,686
3.73%, 12/15/2024 10,000 10,467
3.70%, 6/06/2027 10,000 10,620
3.79%, 5/20/2050 20,000 20,855
Biogen, Inc., 2.25%, 5/01/2030 25,000 23,557
Boston Scientific Corp.
3.85%, 5/15/2025 40,000 42,249
1.90%, 6/01/2025 10,000 9,944
2.65%, 6/01/2030 25,000 24,677
Bristol-Myers Squibb Co.
3.90%, 2/20/2028 10,000 10,878
1.45%, 11/13/2030
(a)
10,000 9,188
2.35%, 11/13/2040 20,000 17,791
4.55%, 2/20/2048 35,000 41,875
2.55%, 11/13/2050 20,000 17,686
California Institute of Technology, 4.70%,
11/01/2111 25,000 33,266
Campbell Soup Co.
2.38%, 4/24/2030
(a)
29,000 28,063
3.13%, 4/24/2050 15,000 13,814
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 76,945
3.75%, 9/15/2025 100,000 105,340
4.60%, 3/15/2043 25,000 27,244
4.50%, 11/15/2044 40,000 42,760
Children's Hospital Medical Center, 4.27%,
5/15/2044 45,000 54,872
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 9,328
Cigna Corp.
0.61%, 3/15/2024 50,000 49,038
4.13%, 11/15/2025 30,000 32,020
4.50%, 2/25/2026 5,000 5,422
3.40%, 3/01/2027 25,000 26,118
3.05%, 10/15/2027 50,000 51,631
2.38%, 3/15/2031 60,000 57,509
3.40%, 3/15/2051 25,000 23,929
City of Hope, Series 2013, 5.62%, 11/15/2043 35,000 47,203
Clorox Co. (The), 3.50%, 12/15/2024 47,000 49,299
Coca-Cola Co. (The)
1.45%, 6/01/2027 25,000 24,313
1.00%, 3/15/2028 20,000 18,710
2.13%, 9/06/2029 50,000 49,327
2.25%, 1/05/2032 25,000 24,498
3.00%, 3/05/2051 25,000 24,573
2.50%, 3/15/2051 35,000 31,200
Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030 50,000 49,657
1.85%, 9/01/2032 108,000 98,913
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 81,288
CommonSpirit Health, 3.35%, 10/01/2029 60,000 61,973
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 15,000 14,271
ConAgra Brands, Inc., 4.30%, 5/01/2024 50,000 52,624
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 44,595
4.50%, 5/09/2047 25,000 28,031
5.25%, 11/15/2048 25,000 30,852
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Non-cyclical – 4.4% (continued)
3.75%, 5/01/2050 15,000 15,425
CVS Health Corp.
2.63%, 8/15/2024 22,000 22,465
3.88%, 7/20/2025 25,000 26,447
3.00%, 8/15/2026 10,000 10,318
3.63%, 4/01/2027 10,000 10,584
1.30%, 8/21/2027 20,000 18,823
4.30%, 3/25/2028 10,000 10,908
3.25%, 8/15/2029 30,000 30,938
3.75%, 4/01/2030 15,000 15,951
1.88%, 2/28/2031 45,000 41,706
5.05%, 3/25/2048 40,000 49,011
Danaher Corp., 2.60%, 10/01/2050 50,000 44,147
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 14,828
Equifax, Inc., 2.60%, 12/15/2025 15,000 15,203
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 69,832
General Mills, Inc.
4.20%, 4/17/2028 25,000 27,209
2.88%, 4/15/2030 10,000 10,148
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 24,126
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 23,833
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 26,113
3.65%, 3/01/2026 40,000 42,253
2.95%, 3/01/2027 25,000 25,813
1.65%, 10/01/2030 25,000 23,158
2.80%, 10/01/2050 25,000 22,509
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023 40,000 41,109
6.38%, 5/15/2038 70,000 98,696
Global Payments, Inc., 3.75%, 6/01/2023 20,000 20,472
GXO Logistics, Inc., 2.65%, 7/15/2031
(b)
50,000 47,570
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 42,272
4.50%, 7/01/2057 50,000 63,405
HCA, Inc.
4.75%, 5/01/2023 150,000 155,717
5.00%, 3/15/2024 60,000 63,609
5.25%, 4/15/2025 10,000 10,877
4.50%, 2/15/2027 50,000 53,794
4.13%, 6/15/2029 50,000 53,126
5.25%, 6/15/2049 5,000 5,896
Hershey Co. (The), 2.05%, 11/15/2024 40,000 40,549
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 38,028
Humana, Inc., 3.85%, 10/01/2024 30,000 31,372
Illumina, Inc., 2.55%, 3/23/2031 100,000 96,936
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 41,927
2.38%, 3/15/2030 88,000 85,564
2.13%, 3/15/2032 50,000 46,705
Johnson & Johnson
2.63%, 1/15/2025 40,000 41,286
0.55%, 9/01/2025 10,000 9,604
1.30%, 9/01/2030 25,000 23,248

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Kaiser Foundation Hospitals, Series 2021,
3.00%, 6/01/2051 5,000 4,835
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 7,000 7,227
3.40%, 11/15/2025 20,000 20,758
4.60%, 5/25/2028 20,000 22,145
3.20%, 5/01/2030 25,000 25,733
3.80%, 5/01/2050 10,000 10,335
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 42,653
Kroger Co. (The), 4.00%, 2/01/2024 50,000 52,135
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 175,000 180,524
2.30%, 12/01/2024 40,000 40,409
3.60%, 2/01/2025 10,000 10,412
2.95%, 12/01/2029 50,000 50,491
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049
(a)
25,000 25,451
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 28,720
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 10,299
0.90%, 2/15/2026 20,000 19,011
1.85%, 2/15/2031 15,000 13,890
McKesson Corp., 0.90%, 12/03/2025 20,000 19,108
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 27,018
Medstar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 26,469
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 7/01/2055 50,000 61,100
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 20,617
0.75%, 2/24/2026 15,000 14,401
2.15%, 12/10/2031 20,000 19,306
3.90%, 3/07/2039 10,000 11,123
4.15%, 5/18/2043 65,000 74,470
2.90%, 12/10/2061 25,000 22,803
Molson Coors Beverage Co., 5.00%, 5/01/2042 25,000 28,485
Mondelez International, Inc., 2.63%, 9/04/2050 25,000 21,927
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 21,728
Series 2019, 3.74%, 7/01/2049 25,000 26,681
Mylan, Inc.
4.20%, 11/29/2023 25,000 25,956
4.55%, 4/15/2028 10,000 10,894
New York & Presbyterian Hospital (The), Series
2019, 3.95%, 8/01/2119 10,000 11,148
Northwestern University, 4.64%, 12/01/2044 35,000 44,118
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 49,851
3.10%, 5/17/2027 25,000 26,193
4.40%, 5/06/2044 70,000 84,072
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 91,642
4.37%, 7/01/2047 100,000 116,163
Series 2020, 3.38%, 7/01/2055 150,000 146,911
Ochsner LSU Health System of North Louisiana,
Series 2021, 2.51%, 5/15/2031 50,000 47,010
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 113,955
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Non-cyclical – 4.4% (continued)
PayPal Holdings, Inc., 1.35%, 6/01/2023 60,000 60,106
PeaceHealth Obligated Group, Series 2020,
3.22%, 11/15/2050 10,000 9,887
PepsiCo, Inc.
2.75%, 3/01/2023 11,000 11,222
2.38%, 10/06/2026 16,000 16,374
3.50%, 3/19/2040 20,000 21,571
3.60%, 8/13/2042 25,000 27,024
2.88%, 10/15/2049 20,000 19,493
2.75%, 10/21/2051 10,000 9,501
PerkinElmer, Inc.
3.30%, 9/15/2029 50,000 51,489
2.55%, 3/15/2031 50,000 48,637
Pfizer, Inc.
3.60%, 9/15/2028
(a)
55,000 59,432
4.00%, 12/15/2036 20,000 22,623
2.55%, 5/28/2040 125,000 117,225
4.00%, 3/15/2049 25,000 28,731
Pharmacia LLC, 6.60%, 12/01/2028 50,000 63,161
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 47,466
4.13%, 3/04/2043 50,000 52,196
4.25%, 11/10/2044 15,000 16,104
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 47,266
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 36,273
3.00%, 3/25/2030 20,000 21,037
Quanta Services, Inc., 3.05%, 10/01/2041 100,000 90,496
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 52,279
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 40,908
2.80%, 9/15/2050 50,000 43,144
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 29,133
5.85%, 8/15/2045 100,000 113,472
S&P Global, Inc., 1.25%, 8/15/2030
(a)
10,000 9,027
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/2050 25,000 23,628
Sharp Healthcare, Series 20B, 2.68%,
8/01/2050 45,000 41,302
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 25,924
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 41,631
Stryker Corp., 3.38%, 11/01/2025 40,000 41,807
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 39,333
Series 2018, 4.09%, 8/15/2048 100,000 112,784
SYSCO Corp.
4.85%, 10/01/2045 15,000 17,365
3.30%, 2/15/2050 20,000 18,869
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 52,325
Texas Health Resources, 4.33%, 11/15/2055 35,000 44,030
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 50,000 55,800
6.02%, 11/15/2048 50,000 59,300
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 42,188

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 10,965
UnitedHealth Group, Inc.
2.75%, 2/15/2023 50,000 50,771
3.10%, 3/15/2026 40,000 41,886
2.88%, 8/15/2029 25,000 25,616
2.30%, 5/15/2031 35,000 34,011
6.50%, 6/15/2037 50,000 69,718
3.05%, 5/15/2041 10,000 9,801
4.63%, 11/15/2041 17,000 20,081
4.20%, 1/15/2047 50,000 56,639
4.25%, 6/15/2048 10,000 11,504
4.45%, 12/15/2048 10,000 11,897
3.25%, 5/15/2051 10,000 9,980
3.88%, 8/15/2059 15,000 16,445
University of Notre Dame Du Lac
Series 2015, 3.44%, 2/15/2045 50,000 55,646
Series 2017, 3.39%, 2/15/2048 50,000 55,197
University of Southern California, 5.25%,
10/01/2111 50,000 76,077
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 10,557
Viatris , Inc., 4.00%, 6/22/2050 10,000 9,871
William Marsh Rice University, 3.57%,
5/15/2045 15,000 16,718
Wyeth LLC, 6.50%, 2/01/2034 25,000 34,189
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 15,000 15,387
Zoetis, Inc.
3.90%, 8/20/2028 40,000 43,078
4.45%, 8/20/2048 25,000 30,012
10,544,739
Energy – 2.1%
Boardwalk Pipelines LP
5.95%, 6/01/2026 50,000 56,306
3.40%, 2/15/2031 15,000 14,996
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,438
3.80%, 9/21/2025 10,000 10,598
3.12%, 5/04/2026 25,000 25,921
3.59%, 4/14/2027 30,000 31,692
3.63%, 4/06/2030 10,000 10,644
1.75%, 8/10/2030 10,000 9,284
2.77%, 11/10/2050 65,000 56,536
2.94%, 6/04/2051 10,000 8,972
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 36,704
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 135,144
7.20%, 1/15/2032 15,000 19,459
Cenovus Energy, Inc.
5.25%, 6/15/2037 50,000 57,414
6.75%, 11/15/2039 5,000 6,580
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 10,924
Chevron Corp., 1.14%, 5/11/2023 100,000 100,093
Chevron USA, Inc.
0.43%, 8/11/2023 60,000 59,343
2.34%, 8/12/2050 15,000 12,959
CNOOC Petroleum North America ULC, 6.40%,
5/15/2037 20,000 25,496
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Energy – 2.1% (continued)
ConocoPhillips
2.40%, 2/15/2031
(b)
100,000 97,818
4.85%, 8/15/2048
(b)
10,000 12,361
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 22,160
Devon Energy Corp.
4.50%, 1/15/2030 100,000 106,032
4.75%, 5/15/2042 25,000 27,728
Diamondback Energy, Inc., 3.25%, 12/01/2026 115,000 118,940
Enbridge, Inc., 4.25%, 12/01/2026 25,000 26,928
Energy Transfer LP
4.25%, 3/15/2023 15,000 15,344
4.25%, 4/01/2024 50,000 52,063
2.90%, 5/15/2025 75,000 76,149
3.90%, 7/15/2026 50,000 52,362
5.50%, 6/01/2027 50,000 55,979
6.50%, 2/01/2042 25,000 30,627
5.35%, 5/15/2045 50,000 54,335
5.00%, 5/15/2050 50,000 54,267
Enterprise Products Operating LLC
4.85%, 8/15/2042 20,000 22,684
4.45%, 2/15/2043 40,000 42,964
4.85%, 3/15/2044 30,000 34,021
4.25%, 2/15/2048 75,000 79,587
4.95%, 10/15/2054 25,000 29,254
3.95%, 1/31/2060 10,000 9,967
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 53,943
Equinor ASA
2.65%, 1/15/2024 10,000 10,232
3.70%, 3/01/2024 15,000 15,671
3.25%, 11/10/2024 25,000 26,046
1.75%, 1/22/2026 120,000 118,804
3.00%, 4/06/2027 50,000 51,711
4.25%, 11/23/2041 70,000 80,478
3.70%, 4/06/2050 100,000 108,085
Exxon Mobil Corp.
2.73%, 3/01/2023 25,000 25,392
2.28%, 8/16/2026 40,000 40,523
2.61%, 10/15/2030 25,000 25,169
4.23%, 3/19/2040 25,000 28,342
3.10%, 8/16/2049 10,000 9,681
4.33%, 3/19/2050 85,000 100,107
3.45%, 4/15/2051 25,000 25,879
Halliburton Co.
3.50%, 8/01/2023 15,000 15,376
4.85%, 11/15/2035 30,000 34,265
4.50%, 11/15/2041 25,000 26,738
5.00%, 11/15/2045 10,000 11,519
Hess Corp.
3.50%, 7/15/2024
(a)
10,000 10,357
4.30%, 4/01/2027
(a)
100,000 106,728
7.88%, 10/01/2029 50,000 66,115
7.30%, 8/15/2031 25,000 32,794
6.00%, 1/15/2040 25,000 30,936
HollyFrontier Corp.
2.63%, 10/01/2023 25,000 25,289
4.50%, 10/01/2030 75,000 78,722
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 41,888

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Energy – 2.1% (continued)
5.00%, 8/15/2042 35,000 38,402
Kinder Morgan, Inc.
4.30%, 3/01/2028 55,000 59,600
3.25%, 8/01/2050 35,000 31,018
3.60%, 2/15/2051 20,000 18,860
Magellan Midstream Partners LP, 4.25%,
9/15/2046 50,000 52,680
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 62,534
6.60%, 10/01/2037 25,000 32,320
5.20%, 6/01/2045 25,000 28,548
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 13,116
4.75%, 9/15/2044 50,000 55,189
4.50%, 4/01/2048 10,000 10,796
MPLX LP
4.88%, 6/01/2025 75,000 80,830
1.75%, 3/01/2026 15,000 14,624
5.50%, 2/15/2049 25,000 29,896
4.90%, 4/15/2058 10,000 10,932
NOV, Inc., 3.60%, 12/01/2029
(a)
20,000 20,525
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 18,540
ONEOK, Inc.
4.35%, 3/15/2029 25,000 26,614
6.35%, 1/15/2031 50,000 60,762
Ovintiv Exploration, Inc., 5.63%, 7/01/2024 75,000 80,856
Ovintiv , Inc.
7.20%, 11/01/2031 50,000 63,140
6.50%, 8/15/2034 100,000 124,294
Phillips 66
3.90%, 3/15/2028 20,000 21,144
2.15%, 12/15/2030 5,000 4,678
4.65%, 11/15/2034 50,000 56,907
Phillips 66 Partners LP
2.45%, 12/15/2024 50,000 50,652
3.55%, 10/01/2026 50,000 52,137
4.68%, 2/15/2045 25,000 27,984
Pioneer Natural Resources Co.
0.75%, 1/15/2024 50,000 48,979
2.15%, 1/15/2031 50,000 46,822
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 51,123
5.15%, 6/01/2042 40,000 42,104
4.30%, 1/31/2043 25,000 23,971
Sabine Pass Liquefaction LLC, 5.00%,3/15/2027 15,000 16,547
Schlumberger Investment SA, 2.65%,6/26/2030 45,000 44,706
Shell International Finance BV
4.38%, 5/11/2045 60,000 69,556
3.75%, 9/12/2046 35,000 37,444
3.13%, 11/07/2049 35,000 34,031
Spectra Energy Partners LP, 4.50%, 3/15/2045 45,000 48,917
Suncor Energy, Inc., 3.75%, 3/04/2051 35,000 35,525
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 33,056
TotalEnergies Capital Canada Ltd., 2.75%,
7/15/2023 165,000 168,357
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Energy – 2.1% (continued)
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 10,213
3.46%, 2/19/2029 10,000 10,594
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 27,342
4.63%, 3/01/2034 40,000 45,081
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 15,000 15,375
4.45%, 8/01/2042 35,000 38,192
Valero Energy Corp.
3.40%, 9/15/2026 40,000 41,628
4.00%, 4/01/2029 20,000 21,198
Williams Cos., Inc. (The)
6.30%, 4/15/2040 30,000 38,473
5.75%, 6/24/2044 15,000 18,537
4.90%, 1/15/2045 50,000 56,300
5,093,512
Financial – 8.2%
Aflac, Inc., 4.75%, 1/15/2049 50,000 63,136
Air Lease Corp.
0.70%, 2/15/2024 20,000 19,458
3.63%, 12/01/2027 50,000 51,368
3.00%, 2/01/2030 25,000 24,377
Aircastle Ltd., 5.00%, 4/01/2023 15,000 15,554
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 23,327
3.00%, 5/18/2051 20,000 18,602
Alleghany Corp., 3.63%, 5/15/2030 50,000 52,702
Allstate Corp. (The)
4.50%, 6/15/2043 50,000 58,579
Series B, 5.75%, 8/15/2053 25,000 25,895
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 129,850
8.00%, 11/01/2031 135,000 180,213
American Express Co.
3.70%, 8/03/2023 22,000 22,738
3.40%, 2/22/2024 50,000 51,761
4.20%, 11/06/2025 25,000 26,998
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 27,984
American International Group, Inc.
2.50%, 6/30/2025 47,000 47,760
6.25%, 5/01/2036 50,000 66,290
4.50%, 7/16/2044 20,000 23,219
4.38%, 1/15/2055 25,000 28,718
American Tower Corp.
2.40%, 3/15/2025 100,000 100,646
1.60%, 4/15/2026 15,000 14,536
3.95%, 3/15/2029 25,000 26,481
2.10%, 6/15/2030 25,000 23,282
1.88%, 10/15/2030 25,000 22,774
2.70%, 4/15/2031
(a)
25,000 24,223
3.70%, 10/15/2049 10,000 9,904
3.10%, 6/15/2050 10,000 8,922
Ameriprise Financial, Inc.
4.00%, 10/15/2023 50,000 52,153
3.70%, 10/15/2024 50,000 52,599

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
3.00%, 4/02/2025 10,000 10,298
AON Corp., 2.80%, 5/15/2030 55,000 55,069
Ares Capital Corp., 3.88%, 1/15/2026 10,000 10,310
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 9,863
Assurant, Inc., 3.70%, 2/22/2030 50,000 51,749
Athene Holding Ltd.
3.95%, 5/25/2051 30,000 30,283
3.45%, 5/15/2052 50,000 46,311
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 9,824
2.45%, 1/15/2031 20,000 19,809
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 15,876
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 63,731
2.55%, 10/13/2026 50,000 47,712
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
9/18/2025 200,000 192,078
Banco Santander SA, 2.75%, 12/03/2030 200,000 188,413
Bank of America Corp.
4.13%, 1/22/2024 25,000 26,276
3.55%, 3/05/2024 25,000 25,570
4.00%, 4/01/2024 50,000 52,534
3.86%, 7/23/2024 25,000 25,819
0.81%, 10/24/2024 50,000 49,284
4.00%, 1/22/2025 20,000 21,089
3.46%, 3/15/2025 100,000 103,238
0.98%, 9/25/2025 25,000 24,355
2.46%, 10/22/2025 25,000 25,215
1.53%, 12/06/2025 75,000 73,778
3.37%, 1/23/2026 50,000 51,771
2.02%, 2/13/2026 105,000 104,578
4.45%, 3/03/2026 50,000 54,032
3.50%, 4/19/2026 45,000 47,477
1.32%, 6/19/2026 10,000 9,707
6.22%, 9/15/2026 50,000 58,076
1.20%, 10/24/2026 35,000 33,669
3.56%, 4/23/2027 20,000 20,924
1.73%, 7/22/2027 25,000 24,261
Series L, 4.18%, 11/25/2027 30,000 32,208
3.71%, 4/24/2028 45,000 47,341
3.59%, 7/21/2028 50,000 52,422
4.27%, 7/23/2029 50,000 54,302
3.97%, 2/07/2030 50,000 53,536
3.19%, 7/23/2030 50,000 51,116
2.88%, 10/22/2030 150,000 150,215
1.90%, 7/23/2031 5,000 4,632
1.92%, 10/24/2031 25,000 23,157
2.69%, 4/22/2032 15,000 14,683
2.57%, 10/20/2032 20,000 19,390
2.48%, 9/21/2036 75,000 69,621
4.24%, 4/24/2038 50,000 56,273
4.08%, 4/23/2040 15,000 16,409
2.68%, 6/19/2041 10,000 9,117
4.44%, 1/20/2048 50,000 58,240
4.33%, 3/15/2050 130,000 150,033
4.08%, 3/20/2051 35,000 39,284
2.97%, 7/21/2052 10,000 9,331
Bank of Montreal
0.45%, 12/08/2023 35,000 34,361
0.95%, 1/22/2027 20,000 19,085
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
4.34%, 10/05/2028 65,000 67,567
Bank of Nova Scotia (The)
0.40%, 9/15/2023 70,000 68,947
3.40%, 2/11/2024 50,000 51,782
0.70%, 4/15/2024 20,000 19,560
4.50%, 12/16/2025 20,000 21,557
1.30%, 9/15/2026 75,000 72,072
Bank OZK, 2.75%, 10/01/2031 100,000 99,502
Barclays PLC, 2.67%, 3/10/2032 50,000 47,791
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 10,000 11,412
4.25%, 1/15/2049 25,000 28,747
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 50,000 50,799
4.50%, 2/11/2043 25,000 29,559
BlackRock, Inc., 2.40%, 4/30/2030 50,000 49,478
Boston Properties LP, 4.50%, 12/01/2028 75,000 82,889
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 81,123
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 10,449
Brookfield Asset Management, Inc., 4.00%,
1/15/2025 50,000 52,742
Brookfield Finance LLC, 3.45%, 4/15/2050 60,000 58,869
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 53,702
Brown & Brown, Inc., 2.38%, 3/15/2031 50,000 47,569
Cadence Bank, 4.13%, 11/20/2029 100,000 102,308
Camden Property Trust, 3.35%, 11/01/2049 50,000 51,529
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 51,518
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 26,015
3.75%, 4/24/2024 50,000 52,067
3.20%, 2/05/2025 20,000 20,654
4.20%, 10/29/2025 75,000 79,654
3.65%, 5/11/2027 40,000 42,136
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 51,633
4.20%, 3/24/2025 25,000 26,807
2.75%, 10/01/2029 50,000 50,842
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 15,801
CI Financial Corp., 4.10%, 6/15/2051 50,000 51,492
Citigroup, Inc.
3.50%, 5/15/2023 10,000 10,261
3.88%, 10/25/2023 50,000 52,163
1.68%, 5/15/2024 108,000 108,414
4.04%, 6/01/2024 10,000 10,339
3.35%, 4/24/2025 22,000 22,695
5.50%, 9/13/2025 75,000 83,296
3.11%, 4/08/2026 15,000 15,411
4.45%, 9/29/2027 25,000 27,186
6.63%, 1/15/2028 100,000 121,592
3.98%, 3/20/2030 20,000 21,387
2.98%, 11/05/2030 23,000 23,164
4.41%, 3/31/2031 40,000 44,103
6.63%, 6/15/2032 45,000 57,760
3.06%, 1/25/2033 25,000 25,259
5.88%, 2/22/2033 40,000 48,817
6.68%, 9/13/2043 50,000 70,871
4.75%, 5/18/2046 15,000 17,361

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
4.65%, 7/23/2048 30,000 36,174
CNO Financial Group, Inc., 5.25%, 5/30/2029 150,000 166,785
Comerica Bank, 4.00%, 7/27/2025 75,000 80,069
Comerica, Inc., 3.70%, 7/31/2023 62,000 63,958
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 47,050
Credit Suisse AG, 1.00%, 5/05/2023 20,000 19,932
Credit Suisse Group AG
3.80%, 6/09/2023 75,000 77,211
4.88%, 5/15/2045 50,000 58,068
Crown Castle International Corp.
4.45%, 2/15/2026 25,000 26,861
2.90%, 4/01/2041 60,000 54,522
5.20%, 2/15/2049 15,000 18,181
4.00%, 11/15/2049 75,000 77,623
4.15%, 7/01/2050 15,000 15,894
Cyrusone LP / Cyrusone Finance Corp., 3.45%,
11/15/2029 100,000 106,875
Deutsche Bank AG
3.70%, 5/30/2024 50,000 51,846
4.10%, 1/13/2026 25,000 26,308
4.10%, 1/13/2026 15,000 15,824
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 27,437
3.60%, 7/01/2029 34,000 35,652
Discover Financial Services, 4.10%, 2/09/2027 40,000 42,485
EPR Properties, 4.50%, 6/01/2027 50,000 51,618
Equinix , Inc.
2.63%, 11/18/2024 22,000 22,342
2.90%, 11/18/2026 20,000 20,396
3.00%, 7/15/2050 100,000 89,204
ERP Operating LP
3.38%, 6/01/2025 25,000 26,122
3.00%, 7/01/2029 20,000 20,572
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 42,556
Fidelity National Financial, Inc., 3.40%,
6/15/2030 85,000 87,226
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 25,922
2.38%, 1/28/2025 50,000 50,644
2.55%, 5/05/2027 40,000 40,425
FS KKR Capital Corp.
4.63%, 7/15/2024 25,000 26,052
4.13%, 2/01/2025 10,000 10,268
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 21,466
5.38%, 4/15/2026 15,000 16,215
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 100,000 103,404
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 26,151
3.50%, 4/01/2025 15,000 15,595
4.25%, 10/21/2025 70,000 74,799
3.50%, 11/16/2026 300,000 312,243
1.09%, 12/09/2026 10,000 9,511
5.95%, 1/15/2027 100,000 115,036
3.85%, 1/26/2027 125,000 131,899
1.43%, 3/09/2027 10,000 9,599
1.54%, 9/10/2027 10,000 9,557
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
1.95%, 10/21/2027 50,000 48,660
2.64%, 2/24/2028 30,000 30,036
4.22%, 5/01/2029 20,000 21,589
2.60%, 2/07/2030 50,000 49,067
2.62%, 4/22/2032 25,000 24,222
Series D, 2.38%, 7/21/2032 20,000 18,939
2.65%, 10/21/2032 20,000 19,362
3.10%, 2/24/2033 35,000 35,224
6.75%, 10/01/2037 30,000 40,599
3.21%, 4/22/2042 30,000 29,044
2.91%, 7/21/2042 5,000 4,677
3.44%, 2/24/2043 20,000 19,977
Golub Capital BDC, Inc., 3.38%, 4/15/2024 45,000 45,658
Healthcare Trust of America Holdings LP, 3.50%,
8/01/2026 5,000 5,254
HSBC Holdings PLC, 6.80%, 6/01/2038 162,000 220,553
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 53,141
3.10%, 9/15/2027 15,000 15,590
2.65%, 9/15/2040 30,000 27,412
4.25%, 9/21/2048 10,000 11,490
Jefferies Group LLC, 6.25%, 1/15/2036 50,000 63,323
JPMorgan Chase & Co.
3.63%, 5/13/2024 20,000 20,922
3.88%, 9/10/2024 50,000 52,545
0.65%, 9/16/2024 50,000 49,359
4.02%, 12/05/2024 100,000 104,151
0.56%, 2/16/2025 20,000 19,518
2.08%, 4/22/2026 15,000 14,950
3.20%, 6/15/2026 45,000 46,795
7.63%, 10/15/2026 50,000 61,631
4.13%, 12/15/2026 50,000 54,031
1.04%, 2/04/2027 25,000 23,761
1.58%, 4/22/2027 50,000 48,375
8.00%, 4/29/2027 150,000 189,981
1.05%, 6/23/2027 25,000 23,106
4.25%, 10/01/2027 25,000 27,266
4.45%, 12/05/2029 50,000 55,063
2.74%, 10/15/2030 35,000 34,822
4.49%, 3/24/2031 30,000 33,564
1.76%, 11/19/2031 25,000 22,875
2.96%, 1/25/2033 30,000 30,201
5.50%, 10/15/2040 85,000 109,621
3.11%, 4/22/2041 35,000 34,079
2.53%, 11/19/2041 50,000 44,720
5.40%, 1/06/2042 25,000 31,936
4.26%, 2/22/2048 150,000 172,703
3.11%, 4/22/2051 50,000 48,233
3.33%, 4/22/2052 90,000 90,307
Keybank NA, 1.25%, 3/10/2023 50,000 50,002
KeyCorp
2.25%, 4/06/2027 40,000 39,867
4.10%, 4/30/2028 50,000 54,423
Kimco Realty Corp.
3.30%, 2/01/2025 10,000 10,342
3.70%, 10/01/2049 25,000 25,522
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 15,850
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 70,000 68,960
2.63%, 2/28/2024 50,000 51,412

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
0.25%, 3/08/2024 150,000 146,891
0.50%, 9/20/2024 50,000 48,909
0.38%, 7/18/2025 5,000 4,808
0.63%, 1/22/2026 195,000 187,625
0.75%, 9/30/2030 50,000 45,737
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 50,813
2.38%, 6/10/2025 40,000 41,093
Lazard Group LLC, 4.50%, 9/19/2028 20,000 21,997
Lifestorage LP, 3.50%, 7/01/2026 40,000 42,079
Lincoln National Corp.
3.05%, 1/15/2030 25,000 25,422
4.35%, 3/01/2048 50,000 56,543
Main Street Capital Corp., 5.20%, 5/01/2024 50,000 52,543
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 26,846
5.38%, 3/04/2046 100,000 132,874
Markel Corp., 5.00%, 4/05/2046 50,000 59,700
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 48,276
2.38%, 12/15/2031 50,000 48,383
4.75%, 3/15/2039 25,000 29,932
2.90%, 12/15/2051 50,000 46,531
Mastercard , Inc.
3.30%, 3/26/2027 15,000 15,900
3.85%, 3/26/2050 10,000 11,267
MetLife, Inc.
3.60%, 4/10/2024 42,000 43,848
4.05%, 3/01/2045 15,000 16,926
MID-America Apartments LP, 1.10%, 9/15/2026 50,000 47,410
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/02/2028 100,000 107,747
3.20%, 7/18/2029 75,000 77,033
Mizuho Financial Group, Inc., 4.25%, 9/11/2029 75,000 81,501
Morgan Stanley
3.75%, 2/25/2023 25,000 25,737
4.10%, 5/22/2023 15,000 15,498
Series F, 3.88%, 4/29/2024 100,000 104,545
4.00%, 7/23/2025 25,000 26,559
5.00%, 11/24/2025 50,000 54,768
3.13%, 7/27/2026 50,000 51,721
0.99%, 12/10/2026 95,000 90,260
3.95%, 4/23/2027 50,000 53,376
1.51%, 7/20/2027 40,000 38,443
3.59%, 7/22/2028 45,000 47,214
Series G, 3.77%, 1/24/2029 50,000 53,056
4.43%, 1/23/2030 125,000 138,249
3.62%, 4/01/2031 45,000 47,576
1.93%, 4/28/2032 25,000 23,012
2.24%, 7/21/2032 15,000 14,158
2.51%, 10/20/2032 15,000 14,508
2.94%, 1/21/2033 25,000 25,069
4.46%, 4/22/2039 160,000 183,852
6.38%, 7/24/2042 100,000 143,285
4.38%, 1/22/2047 25,000 29,182
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 17,621
National Health Investors, Inc., 3.00%,
2/01/2031 50,000 47,166
NatWest Group PLC, 5.08%, 1/27/2030 50,000 56,208
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
New York Community Bancorp, Inc., 5.90%,
11/06/2028 50,000 53,778
Northern Trust Corp.
3.15%, 5/03/2029 25,000 26,285
3.38%, 5/08/2032 50,000 51,682
Oesterreichische Kontrollbank AG
Series G, 2.88%, 3/13/2023 50,000 51,059
3.13%, 11/07/2023 50,000 51,682
Office Properties Income Trust
4.25%, 5/15/2024 35,000 36,109
4.50%, 2/01/2025 10,000 10,420
2.65%, 6/15/2026 50,000 48,754
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 16,180
3.63%, 10/01/2029 75,000 76,206
3.25%, 4/15/2033 50,000 47,433
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 10,153
2.88%, 6/11/2028 50,000 47,567
Owl Rock Capital Corp. III, 3.13%, 4/13/2027
(b)
50,000 47,458
Owl Rock Technology Finance Corp., 2.50%,
1/15/2027 50,000 47,916
PNC Bank NA, 2.70%, 10/22/2029 75,000 75,327
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 35,482
2.60%, 7/23/2026 30,000 30,854
Principal Financial Group, Inc., 3.10%,
11/15/2026 44,000 45,583
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 10,960
ProLogis LP, 3.25%, 10/01/2026 49,000 51,454
Prospect Capital Corp., 3.36%, 11/15/2026 40,000 39,191
Prudential Financial, Inc.
5.38%, 5/15/2045 50,000 52,555
3.94%, 12/07/2049 10,000 10,990
4.35%, 2/25/2050 15,000 17,676
Raymond James Financial, Inc., 4.65%,
4/01/2030 20,000 22,507
Realty Income Corp., 4.65%, 3/15/2047 50,000 61,154
Regency Centers LP, 3.70%, 6/15/2030 10,000 10,563
Renaissancere Holdings Ltd., 3.60%, 4/15/2029 100,000 105,939
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 10,861
Rexford Industrial Realty LP, 2.15%, 9/01/2031 50,000 46,054
Royal Bank of Canada
3.70%, 10/05/2023 50,000 51,934
0.43%, 1/19/2024 38,000 37,234
1.20%, 4/27/2026 50,000 48,184
Sabra Health Care LP
5.13%, 8/15/2026 50,000 54,055
3.20%, 12/01/2031 50,000 47,513
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 57,178
Santander Holdings USA, Inc., 3.24%,
10/05/2026 75,000 76,763
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 19,594
1.67%, 6/14/2027 50,000 48,045
2.90%, 3/15/2032 25,000 24,411
Santander UK PLC, 2.88%, 6/18/2024 150,000 153,547

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
Simon Property Group LP, 4.75%, 3/15/2042 20,000 23,692
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026 50,000 48,642
Spirit Realty LP
4.00%, 7/15/2029 15,000 16,060
3.20%, 2/15/2031 10,000 10,020
State Street Corp.
3.70%, 11/20/2023 40,000 41,658
3.55%, 8/18/2025 100,000 105,823
3.15%, 3/30/2031 40,000 41,929
Stewart Information Services Corp., 3.60%,
11/15/2031 125,000 123,624
Store Capital Corp., 4.63%, 3/15/2029 35,000 38,322
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 45,764
3.45%, 1/11/2027 40,000 41,949
2.14%, 9/23/2030 45,000 41,833
SVB Financial Group
3.13%, 6/05/2030 50,000 51,103
1.80%, 2/02/2031 50,000 45,784
Synchrony Financial
4.25%, 8/15/2024 10,000 10,460
3.70%, 8/04/2026 90,000 93,220
5.15%, 3/19/2029 125,000 139,418
Tanger Properties LP, 2.75%, 9/01/2031 50,000 46,617
Toronto-Dominion Bank (The)
0.45%, 9/11/2023 40,000 39,447
3.25%, 3/11/2024 40,000 41,406
2.65%, 6/12/2024 197,000 201,561
1.25%, 12/13/2024 75,000 73,988
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 20,341
Truist Bank, 3.00%, 2/02/2023 50,000 50,868
Truist Financial Corp.
3.75%, 12/06/2023 50,000 52,038
2.50%, 8/01/2024 30,000 30,576
3.88%, 3/19/2029 20,000 21,551
UDR, Inc.
2.95%, 9/01/2026 40,000 41,040
3.00%, 8/15/2031 50,000 50,412
Unum Group
4.00%, 3/15/2024 22,000 22,950
5.75%, 8/15/2042 50,000 57,645
4.50%, 12/15/2049 10,000 9,917
US Bancorp
2.40%, 7/30/2024 75,000 76,447
3.60%, 9/11/2024 10,000 10,470
1.45%, 5/12/2025 35,000 34,595
Series V, 2.38%, 7/22/2026 45,000 45,829
Series D, 3.00%, 7/30/2029 25,000 25,666
1.38%, 7/22/2030 50,000 45,554
US Bank NA, 3.40%, 7/24/2023 75,000 77,214
Ventas Realty LP
3.85%, 4/01/2027 40,000 42,672
3.00%, 1/15/2030 15,000 15,191
4.38%, 2/01/2045 15,000 16,592
4.88%, 4/15/2049 10,000 11,936
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Financial – 8.2% (continued)
Visa, Inc.
3.15%, 12/14/2025 25,000 26,221
1.90%, 4/15/2027 25,000 24,848
2.70%, 4/15/2040 25,000 24,092
2.00%, 8/15/2050 55,000 44,677
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 37,705
Wachovia Corp., 5.50%, 8/01/2035 35,000 42,917
Wells Fargo & Co.
4.13%, 8/15/2023 10,000 10,390
4.48%, 1/16/2024 50,000 52,776
3.75%, 1/24/2024 241,000 250,689
3.55%, 9/29/2025 25,000 26,239
2.41%, 10/30/2025 50,000 50,378
2.19%, 4/30/2026 15,000 15,008
3.00%, 10/23/2026 10,000 10,282
3.20%, 6/17/2027 45,000 46,556
3.58%, 5/22/2028 150,000 157,599
4.15%, 1/24/2029 20,000 21,754
Series B, 7.95%, 11/15/2029 15,000 20,215
2.88%, 10/30/2030 90,000 90,527
3.07%, 4/30/2041 30,000 29,118
5.61%, 1/15/2044 50,000 63,840
4.65%, 11/04/2044 50,000 57,018
4.75%, 12/07/2046 20,000 23,353
Welltower , Inc., 3.63%, 3/15/2024 10,000 10,377
Western Alliance Bancorp, 3.00%, 6/15/2031 150,000 150,603
Western Union Co. (The)
2.85%, 1/10/2025 65,000 66,341
1.35%, 3/15/2026 50,000 48,082
2.75%, 3/15/2031 25,000 23,957
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 41,555
2.89%, 2/04/2030 25,000 25,104
4.11%, 7/24/2034 50,000 52,430
2.67%, 11/15/2035 45,000 42,390
3.02%, 11/18/2036 50,000 47,781
2.96%, 11/16/2040 41,000 37,948
3.13%, 11/18/2041 50,000 47,200
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 16,229
Willis North America, Inc., 5.05%, 9/15/2048 60,000 71,989
Xlit Ltd., 5.25%, 12/15/2043 25,000 33,166
19,793,887
Industrial – 2.2%
3M Co.
2.88%, 10/15/2027 75,000 78,102
3.25%, 8/26/2049
(a)
10,000 10,285
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 49,951
Amphenol Corp., 2.80%, 2/15/2030 20,000 20,034
Berry Global, Inc., 1.65%, 1/15/2027 25,000 23,683
Boeing Co. (The)
4.88%, 5/01/2025 10,000 10,771
2.20%, 2/04/2026 25,000 24,586
2.95%, 2/01/2030 10,000 9,805
5.15%, 5/01/2030 10,000 11,271
6.13%, 2/15/2033 30,000 36,897
3.60%, 5/01/2034 25,000 25,082
3.25%, 2/01/2035 45,000 43,271
6.63%, 2/15/2038 25,000 32,607
3.85%, 11/01/2048 50,000 48,380

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Industrial – 2.2% (continued)
5.81%, 5/01/2050 35,000 44,010
3.83%, 3/01/2059 45,000 41,652
5.93%, 5/01/2060 25,000 31,629
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 51,744
7.00%, 12/15/2025 20,000 23,690
4.90%, 4/01/2044 15,000 18,591
4.55%, 9/01/2044 27,000 32,051
Canadian National Railway Co., 3.20%,
8/02/2046 50,000 50,128
Carrier Global Corp.
3.38%, 4/05/2040 20,000 19,782
3.58%, 4/05/2050 62,000 61,755
Caterpillar Financial Services Corp.
0.25%, 3/01/2023 60,000 59,526
3.30%, 6/09/2024 10,000 10,398
1.45%, 5/15/2025 20,000 19,801
CSX Corp.
3.35%, 11/01/2025 25,000 26,201
4.75%, 11/15/2048 13,000 15,865
3.80%, 4/15/2050 15,000 16,136
2.50%, 5/15/2051 10,000 8,622
4.25%, 11/01/2066 50,000 56,620
Deere & Co.
2.75%, 4/15/2025 10,000 10,310
3.90%, 6/09/2042 25,000 28,222
Eaton Corp., 4.15%, 11/02/2042 55,000 61,556
Emerson Electric Co., 1.95%, 10/15/2030 25,000 23,893
FedEx Corp.
4.25%, 5/15/2030 10,000 11,044
3.88%, 8/01/2042 75,000 77,371
4.75%, 11/15/2045 15,000 17,290
4.55%, 4/01/2046 30,000 33,692
4.40%, 1/15/2047 10,000 11,026
5.25%, 5/15/2050 25,000 31,191
Flex Ltd.
5.00%, 2/15/2023 100,000 103,638
4.88%, 6/15/2029
(a)
100,000 110,683
4.88%, 5/12/2030 175,000 193,892
GATX Corp.
4.70%, 4/01/2029 30,000 33,627
3.10%, 6/01/2051 50,000 45,203
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/2035 200,000 228,171
General Dynamics Corp.
3.25%, 4/01/2025 50,000 52,120
3.50%, 4/01/2027 40,000 42,565
4.25%, 4/01/2040 10,000 11,517
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 25,431
1.75%, 9/01/2031 50,000 46,795
3.81%, 11/21/2047 70,000 79,191
Huntington Ingalls Industries, Inc., 3.84%,
5/01/2025 75,000 78,505
IDEX Corp., 2.63%, 6/15/2031 25,000 24,496
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 36,145
Jabil, Inc., 3.95%, 1/12/2028
(a)
10,000 10,638
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Industrial – 2.2% (continued)
John Deere Capital Corp.
3.45%, 6/07/2023 100,000 102,957
3.45%, 1/10/2024 10,000 10,392
2.45%, 1/09/2030 20,000 20,069
Kansas City Southern
2.88%, 11/15/2029 43,000 43,416
4.30%, 5/15/2043 40,000 44,130
Keysight Technologies, Inc., 3.00%, 10/30/2029 10,000 10,167
L3harris Technologies, Inc.
3.83%, 4/27/2025 50,000 52,680
1.80%, 1/15/2031 50,000 46,114
Lennox International, Inc., 1.35%, 8/01/2025 50,000 48,724
Lockheed Martin Corp.
3.55%, 1/15/2026 25,000 26,515
3.80%, 3/01/2045 140,000 152,157
Norfolk Southern Corp.
2.90%, 2/15/2023 50,000 50,735
4.15%, 2/28/2048 50,000 55,984
2.90%, 8/25/2051 100,000 92,213
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 24,390
4.75%, 6/01/2043 35,000 41,848
Nvent Finance Sarl , 2.75%, 11/15/2031 100,000 96,053
Oshkosh Corp., 3.10%, 3/01/2030 50,000 50,685
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 39,806
3.36%, 2/15/2050 25,000 24,858
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 102,008
3.25%, 6/14/2029 25,000 25,859
4.10%, 3/01/2047 120,000 133,068
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 56,953
3.20%, 3/15/2024 5,000 5,155
7.20%, 8/15/2027 25,000 31,095
2.38%, 3/15/2032 50,000 47,974
4.63%, 11/16/2048 25,000 29,959
3.13%, 7/01/2050 25,000 23,660
3.03%, 3/15/2052 50,000 46,531
Republic Services, Inc.
0.88%, 11/15/2025 20,000 19,046
2.30%, 3/01/2030 50,000 48,724
1.75%, 2/15/2032 20,000 18,260
Ryder System, Inc., 2.50%, 9/01/2024 50,000 50,846
Snap-On, Inc., 3.10%, 5/01/2050 25,000 24,610
Textron, Inc.
4.30%, 3/01/2024 25,000 26,122
4.00%, 3/15/2026 25,000 26,585
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 68,190
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 36,523
Union Pacific Corp.
3.55%, 8/15/2039 50,000 52,450
4.50%, 9/10/2048 10,000 11,968
4.10%, 9/15/2067 15,000 16,793
3.80%, 4/06/2071 50,000 52,868
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 53,034

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Industrial – 2.2% (continued)
3.05%, 11/15/2027 25,000 26,307
5.30%, 4/01/2050 20,000 27,867
Vontier Corp.
2.40%, 4/01/2028 75,000 71,856
2.95%, 4/01/2031 50,000 48,415
Waste Management, Inc.
2.40%, 5/15/2023
(a)
85,000 86,111
3.13%, 3/01/2025 75,000 77,705
4.15%, 7/15/2049 15,000 17,710
2.50%, 11/15/2050 20,000 17,671
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 50,000 52,359
3.45%, 11/15/2026 110,000 114,057
4.95%, 9/15/2028 100,000 111,629
WRKCo , Inc., 4.65%, 3/15/2026 25,000 27,372
5,162,371
Technology – 1.6%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 10,542
Adobe, Inc., 2.15%, 2/01/2027 40,000 40,142
Amdocs Ltd., 2.54%, 6/15/2030 65,000 62,064
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,336
Apple, Inc.
2.40%, 5/03/2023 96,000 97,585
3.00%, 2/09/2024 9,000 9,271
1.80%, 9/11/2024 10,000 10,084
1.13%, 5/11/2025 15,000 14,738
0.55%, 8/20/2025 10,000 9,583
0.70%, 2/08/2026 10,000 9,597
3.25%, 2/23/2026 50,000 52,433
3.35%, 2/09/2027 200,000 211,850
1.25%, 8/20/2030 10,000 9,113
1.65%, 2/08/2031 60,000 56,292
2.38%, 2/08/2041 60,000 54,032
3.85%, 5/04/2043 25,000 27,635
4.65%, 2/23/2046 25,000 30,876
2.55%, 8/20/2060 50,000 42,882
2.80%, 2/08/2061 10,000 9,032
Applied Materials, Inc.
1.75%, 6/01/2030 30,000 28,561
5.10%, 10/01/2035 30,000 37,321
Autodesk, Inc., 2.85%, 1/15/2030 10,000 10,066
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,346
Broadcom, Inc.
4.70%, 4/15/2025 140,000 150,285
2.45%, 2/15/2031
(b)
55,000 51,411
3.50%, 2/15/2041
(b)
5,000 4,740
3.75%, 2/15/2051
(b)
5,000 4,809
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 10,457
CDW LLC / CDW Finance Corp., 2.67%,
12/01/2026 50,000 49,802
Citrix Systems, Inc., 1.25%, 3/01/2026 20,000 19,345
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 10,471
4.90%, 10/01/2026 50,000 54,985
3.45%, 12/15/2051
(b)
10,000 8,802
DXC Technology Co., 2.38%, 9/15/2028 30,000 28,823
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 23,160
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Technology – 1.6% (continued)
Fidelity National Information Services, Inc.,
0.38%, 3/01/2023 43,000 42,565
Fiserv, Inc., 2.75%, 7/01/2024 25,000 25,503
Fortinet, Inc., 1.00%, 3/15/2026 50,000 47,553
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 9,923
6.20%, 10/15/2035 50,000 63,107
6.35%, 10/15/2045 20,000 25,160
HP, Inc., 6.00%, 9/15/2041 35,000 43,914
Intel Corp.
3.15%, 5/11/2027 30,000 31,440
2.45%, 11/15/2029 30,000 29,939
4.10%, 5/11/2047 40,000 44,605
3.10%, 2/15/2060 10,000 9,088
International Business Machines Corp.
3.30%, 1/27/2027 100,000 105,171
1.70%, 5/15/2027 50,000 48,651
4.15%, 5/15/2039 100,000 109,206
2.85%, 5/15/2040 100,000 93,470
4.00%, 6/20/2042 25,000 27,219
Intuit, Inc., 1.65%, 7/15/2030 69,000 64,261
KLA Corp., 5.00%, 3/15/2049 50,000 63,375
LAM Research Corp., 3.13%, 6/15/2060 50,000 47,208
Microsoft Corp.
3.63%, 12/15/2023 50,000 51,938
2.88%, 2/06/2024 30,000 30,863
2.40%, 8/08/2026 25,000 25,598
4.50%, 10/01/2040 75,000 91,181
4.25%, 2/06/2047 40,000 48,309
2.53%, 6/01/2050 25,000 22,649
2.92%, 3/17/2052 20,000 19,543
3.04%, 3/17/2062 81,000 79,246
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,878
NVIDIA Corp.
3.50%, 4/01/2040 20,000 21,203
3.50%, 4/01/2050 40,000 42,644
NXP BV / NXP Funding LLC, 4.88%,
3/01/2024
(b)
50,000 52,990
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026
(b)
10,000 10,584
3.15%, 5/01/2027
(b)
35,000 36,021
3.25%, 5/11/2041
(b)
60,000 58,013
Oracle Corp.
1.65%, 3/25/2026 50,000 48,402
2.65%, 7/15/2026 50,000 50,341
2.95%, 4/01/2030 22,000 21,543
2.88%, 3/25/2031 10,000 9,651
4.30%, 7/08/2034 100,000 105,063
4.00%, 11/15/2047 30,000 28,501
3.60%, 4/01/2050 85,000 75,476
3.95%, 3/25/2051 150,000 141,601
4.10%, 3/25/2061 10,000 9,360
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 19,208
Servicenow , Inc., 1.40%, 9/01/2030 150,000 133,955
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 24,133
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 48,542
2.25%, 9/04/2029 13,000 12,950
1.90%, 9/15/2031 50,000 47,750

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Technology – 1.6% (continued)
TSMC Arizona Corp., 3.13%, 10/25/2041 50,000 49,935
VMware, Inc.
4.50%, 5/15/2025 25,000 26,708
1.40%, 8/15/2026 50,000 47,920
Western Digital Corp., 4.75%, 2/15/2026 50,000 52,504
Xilinx, Inc.
2.95%, 6/01/2024 35,000 35,776
2.38%, 6/01/2030 35,000 34,021
3,826,829
Utilities – 2.2%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 107,574
AEP Transmission Co. LLC, 3.80%, 6/15/2049 30,000 32,253
AES Corp. (The), 1.38%, 1/15/2026 150,000 143,549
Alabama Power Co., 3.13%, 7/15/2051
(a)
15,000 14,337
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 9,179
American Water Capital Corp.
3.75%, 9/01/2028 40,000 42,716
2.80%, 5/01/2030 25,000 25,248
6.59%, 10/15/2037 90,000 126,057
4.15%, 6/01/2049 50,000 55,511
Arizona Public Service Co.
4.25%, 3/01/2049 100,000 110,023
3.35%, 5/15/2050 50,000 47,490
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 40,736
3.38%, 9/15/2049 50,000 50,337
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 40,000 42,652
Black Hills Corp.
3.05%, 10/15/2029 150,000 151,521
3.88%, 10/15/2049 10,000 10,323
CenterPoint Energy Resources Corp., 4.10%,
9/01/2047 25,000 27,283
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 105,299
4.00%, 3/01/2048 20,000 22,177
4.00%, 3/01/2049 20,000 22,169
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 35,609
Series C, 4.00%, 11/15/2057 50,000 53,864
Series C, 3.00%, 12/01/2060 20,000 17,614
Constellation Energy Generation LLC, 5.75%,
10/01/2041 30,000 34,755
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 25,000 24,242
Series B, 3.30%, 4/15/2041 25,000 24,460
Duke Energy Carolinas LLC
4.25%, 12/15/2041 30,000 33,362
3.75%, 6/01/2045 75,000 78,859
3.88%, 3/15/2046 75,000 80,689
Duke Energy Corp.
2.65%, 9/01/2026 50,000 51,007
3.75%, 9/01/2046 20,000 20,349
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 93,620
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/01/2049 25,000 24,259
2.75%, 4/01/2050 45,000 40,151
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 51,979
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Utilities – 2.2% (continued)
Duke Energy Progress LLC, 3.38%, 9/01/2023 80,000 82,365
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 34,608
Edison International, 4.13%, 3/15/2028 10,000 10,367
El Paso Electric Co., 6.00%, 5/15/2035 33,000 42,097
Emera US Finance LP, 3.55%, 6/15/2026 10,000 10,442
ENEL Americas SA, 4.00%, 10/25/2026 50,000 52,715
ENEL Generacion Chile SA, 4.25%, 4/15/2024 25,000 25,804
Entergy Louisiana LLC, 2.40%, 10/01/2026 35,000 35,183
Essential Utilities, Inc.
3.57%, 5/01/2029 50,000 52,451
3.35%, 4/15/2050 15,000 14,560
Evergy , Inc., 2.45%, 9/15/2024 100,000 100,990
Eversource Energy, Series R, 1.65%,
8/15/2030
(a)
50,000 45,627
Florida Power & Light Co.
2.85%, 4/01/2025 75,000 77,177
3.80%, 12/15/2042 50,000 54,583
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 29,907
Interstate Power and Light Co., 2.30%,
6/01/2030 15,000 14,438
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 51,680
Louisville Gas & Electric Co., 4.25%, 4/01/2049 25,000 29,091
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 73,126
4.25%, 7/15/2049 30,000 34,997
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026 45,000 43,076
4.30%, 3/15/2049 15,000 17,629
NextEra Energy Capital Holdings, Inc.
0.65%, 3/01/2023 50,000 49,765
1.88%, 1/15/2027 50,000 48,995
2.25%, 6/01/2030 30,000 28,908
2.44%, 1/15/2032 50,000 48,189
3.00%, 1/15/2052 50,000 45,690
NiSource, Inc.
0.95%, 8/15/2025 15,000 14,340
5.25%, 2/15/2043 35,000 42,901
Northern States Power Co., 2.90%, 3/01/2050 20,000 19,131
Ohio Power Co., Series R, 2.90%, 10/01/2051 25,000 22,874
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 15,000 14,830
One Gas, Inc., 0.85%, 3/11/2023 15,000 14,911
Pacific Gas & Electric Co.
3.85%, 11/15/2023 50,000 51,020
3.15%, 1/01/2026 10,000 10,026
2.10%, 8/01/2027 10,000 9,423
4.65%, 8/01/2028 100,000 105,825
4.55%, 7/01/2030 5,000 5,210
2.50%, 2/01/2031 50,000 45,796
4.50%, 7/01/2040 5,000 4,895
3.30%, 8/01/2040 30,000 25,948
4.20%, 6/01/2041 75,000 71,434
4.60%, 6/15/2043 100,000 97,172
4.00%, 12/01/2046 50,000 45,634
3.95%, 12/01/2047 50,000 45,106
4.95%, 7/01/2050 5,000 5,100
Pacificorp , 4.10%, 2/01/2042 35,000 37,754

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Utilities – 2.2% (continued)
PECO Energy Co.
3.00%, 9/15/2049 40,000 37,751
2.85%, 9/15/2051 50,000 46,796
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 24,142
3.35%, 6/01/2050 15,000 14,553
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 13,955
Series 34, 3.20%, 3/01/2050 20,000 19,722
Public Service Electric & Gas Co., 3.95%,
5/01/2042 35,000 38,585
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,553
1.60%, 8/15/2030 60,000 54,322
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 78,975
Puget Sound Energy, Inc., 2.89%, 9/15/2051 25,000 23,482
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 50,937
Series RRR, 3.75%, 6/01/2047 60,000 62,795
Series TTT, 4.10%, 6/15/2049 10,000 11,217
Sempra Energy, 3.80%, 2/01/2038 15,000 15,653
Southern California Edison Co.
2.25%, 6/01/2030 25,000 23,935
6.00%, 1/15/2034 160,000 200,776
4.50%, 9/01/2040 75,000 81,278
Series B, 4.88%, 3/01/2049 25,000 28,740
Southern California Gas Co.
3.75%, 9/15/2042 35,000 36,867
Series VV, 4.30%, 1/15/2049 15,000 17,574
Series WW, 3.95%, 2/15/2050 15,000 16,726
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 10,562
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 30,000 32,956
Series 21A, 3.15%, 9/30/2051 25,000 23,419
Southern Power Co., 5.25%, 7/15/2043 20,000 23,681
Southwest Gas Corp.
2.20%, 6/15/2030 15,000 14,213
4.15%, 6/01/2049 25,000 26,894
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 122,027
Series J, 3.90%, 4/01/2045 40,000 40,943
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 33,226
Union Electric Co., 3.25%, 10/01/2049 75,000 75,721
Virginia Electric & Power Co.
Series A, 3.80%, 4/01/2028 50,000 53,662
Series B, 3.80%, 9/15/2047 20,000 21,612
2.45%, 12/15/2050 10,000 8,574
Wec Energy Group, Inc., 2.20%, 12/15/2028 50,000 48,766
Wisconsin Power and Light Co., 1.95%,
9/16/2031 50,000 47,380
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 29,545
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.5% (continued)
Utilities – 2.2% (continued)
2.60%, 12/01/2029 10,000 9,972
5,226,530
Total Corporate Bonds (cost $63,669,025) 61,312,400
Foreign Governmental – 1.8%
Chile Government International Bond
3.24%, 2/06/2028 40,000 41,308
2.45%, 1/31/2031 20,000 19,300
3.10%, 1/22/2061 100,000 86,544
Hungary Government International Bond
5.38%, 2/21/2023 20,000 20,886
5.75%, 11/22/2023 120,000 128,960
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 36,164
Indonesia Government International Bond
3.50%, 1/11/2028 50,000 52,585
4.10%, 4/24/2028 50,000 54,411
3.40%, 9/18/2029 20,000 20,887
1.85%, 3/12/2031
(a)
20,000 18,658
3.05%, 3/12/2051 20,000 18,289
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 53,826
Israel Government International Bond, 3.88%,
7/03/2050 160,000 177,782
Korea International Bond, 4.13%, 6/10/2044 200,000 252,143
Mexico Government International Bond
4.00%, 10/02/2023 50,000 52,196
4.50%, 4/22/2029 50,000 54,138
2.66%, 5/24/2031 50,000 47,097
4.75%, 4/27/2032 60,000 65,638
6.05%, 1/11/2040 40,000 47,482
4.28%, 8/14/2041 100,000 97,958
4.50%, 1/31/2050 150,000 148,407
5.75%, 10/12/2110 20,000 21,709
Panama Government International Bond
4.00%, 9/22/2024 50,000 52,305
3.75%, 3/16/2025 50,000 52,140
9.38%, 4/01/2029 100,000 139,140
6.70%, 1/26/2036 40,000 51,044
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 20,019
2.84%, 6/20/2030 20,000 19,755
1.86%, 12/01/2032 75,000 66,147
8.75%, 11/21/2033 20,000 30,180
3.23%, 7/28/2121 100,000 78,172
Philippine Government International Bond
3.00%, 2/01/2028 100,000 104,419
9.50%, 2/02/2030 117,000 174,970
1.95%, 1/06/2032 100,000 94,314
Province of Alberta Canada
2.95%, 1/23/2024 50,000 51,588
3.30%, 3/15/2028 25,000 26,849
1.30%, 7/22/2030 325,000 303,408
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 20,000 20,180
0.90%, 7/20/2026 50,000 48,306
1.30%, 1/29/2031 220,000 207,287
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 25,346

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.8% (continued)
Province of Ontario Canada
3.20%, 5/16/2024 30,000 31,210
0.63%, 1/21/2026 10,000 9,576
1.05%, 4/14/2026 15,000 14,561
2.50%, 4/27/2026 125,000 128,656
1.05%, 5/21/2027 65,000 62,269
1.60%, 2/25/2031 130,000 124,448
Province of Quebec Canada
2.63%, 2/13/2023 150,000 152,557
Series QX, 1.50%, 2/11/2025 77,000 76,961
0.60%, 7/23/2025 50,000 48,314
2.50%, 4/20/2026 20,000 20,621
2.75%, 4/12/2027 150,000 156,772
1.90%, 4/21/2031 15,000 14,759
Republic of Italy Government International Bond
6.88%, 9/27/2023 40,000 43,470
4.00%, 10/17/2049 20,000 21,107
3.88%, 5/06/2051 105,000 107,336
Republic of Poland Government International Bond
3.00%, 3/17/2023 150,000 153,305
4.00%, 1/22/2024 50,000 52,511
Svensk Exportkredit AB, 5/11/2037
(c)
30,000 19,393
Uruguay Government International Bond,
4.98%, 4/20/2055 20,000 24,777
Total Foreign Governmental (cost
$4,474,174) 4,344,540
Municipal Securities – 0.3%
California State University, RB, 2.72%,
11/01/2052 50,000 46,129
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 30,458
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 24,226
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 14,161
Port Authority of New York & New Jersey,
4.96%, 8/01/2046 100,000 128,382
Regents of The University of California Medical
Center Pooled Revenue, 6.58%, 5/15/2049 100,000 147,108
State Board of Administration Finance Corp.,
1.71%, 7/01/2027 100,000 97,797
State of California, 7.30%, 10/01/2039 50,000 75,661
State of California, GO, 7.60%, 11/01/2040 15,000 24,704
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 30,851
State of Illinois, GO, 5.10%, 6/01/2033 20,000 22,255
University of Virginia, RB, 2.58%, 11/01/2051 50,000 46,828
Total Municipal Securities (cost $726,826) 688,560
Supranational Bank – 1.4%
African Development Bank
0.75%, 4/03/2023 75,000 74,809
3.00%, 9/20/2023 75,000 77,261
Asian Development Bank
2.75%, 3/17/2023 50,000 51,024
2.63%, 1/30/2024 50,000 51,376
Series G, 1.00%, 4/14/2026 50,000 48,700
Series G, 1.50%, 1/20/2027 50,000 49,550
2.75%, 1/19/2028 50,000 52,752
1.75%, 9/19/2029 150,000 149,039
0.75%, 10/08/2030 150,000 137,069
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
Asian Infrastructure Investment Bank (The)
0.25%, 9/29/2023 50,000 49,279
0.50%, 5/28/2025 125,000 120,838
European Bank For Reconstruction &
Development, 0.25%, 7/10/2023 70,000 69,213
European Investment Bank
Series G, 2.88%, 8/15/2023 75,000 77,050
Series G, 3.13%, 12/14/2023 100,000 103,569
2.63%, 3/15/2024 250,000 257,138
1.88%, 2/10/2025 50,000 50,654
0.38%, 12/15/2025
(a)
5,000 4,773
0.38%, 3/26/2026 10,000 9,502
2.38%, 5/24/2027 150,000 155,073
Export Development Canada, 1.38%, 2/24/2023 60,000 60,286
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 195,985
Inter-American Development Bank
2.13%, 1/15/2025 50,000 51,030
2.00%, 6/02/2026
(a)
15,000 15,214
1.50%, 1/13/2027 100,000 99,103
0.63%, 9/16/2027 50,000 46,927
1.13%, 7/20/2028 50,000 47,965
3.13%, 9/18/2028 50,000 54,125
1.13%, 1/13/2031 10,000 9,411
3.88%, 10/28/2041 150,000 185,021
International Bank For Reconstruction &
Development
2.50%, 11/25/2024 20,000 20,617
0.75%, 3/11/2025 50,000 48,941
0.38%, 7/28/2025 150,000 144,147
0.50%, 10/28/2025 75,000 72,101
3.13%, 11/20/2025 75,000 79,307
0.75%, 8/26/2030 75,000 68,594
1.25%, 2/10/2031 10,000 9,509
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 48,244
2.25%, 11/04/2026 50,000 51,021
2.88%, 6/01/2027 200,000 209,713
Korea Development Bank (The)
2.75%, 3/19/2023 150,000 152,477
2.13%, 10/01/2024 15,000 15,255
2.00%, 10/25/2031 100,000 96,931
Total Supranational Bank (cost $3,442,924) 3,370,593
U.S. Government Agencies – 29.9%
Federal Farm Credit Banks Funding Corp.
0.13%, 3/09/2023 200,000 198,267
0.13%, 3/23/2023 100,000 99,089
0.25%, 2/26/2024 50,000 49,034
Federal Home Loan Banks
1.38%, 2/17/2023 25,000 25,128
0.13%, 3/17/2023 75,000 74,377
2.50%, 2/13/2024
(a)
265,000 271,843
2.75%, 12/13/2024 10,000 10,378
1.00%, 3/23/2026 48,750 47,295
3.25%, 11/16/2028 305,000 333,160
Federal Home Loan Mortgage Corporation
0.38%, 4/20/2023
(d)
130,000 129,146
0.25%, 8/24/2023
(d)
54,000 53,299
0.25%, 9/08/2023
(d)
25,000 24,665
1.50%, 2/12/2025
(d)
92,000 92,232

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
0.38%, 7/21/2025
(d)
100,000 96,261
0.38%, 9/23/2025
(a)(d)
125,000 119,928
2.50%, 9/01/2027 19,401 19,867
4.00%, 7/01/2029 16,452 17,262
6.75%, 9/15/2029
(d)
50,000 67,624
3.00%, 2/01/2031 33,581 34,839
2.50%, 12/01/2031 19,886 20,380
6.25%, 7/15/2032
(d)
70,000 98,045
3.00%, 9/01/2032 54,701 56,812
3.00%, 1/01/2033 7,109 7,376
3.50%, 2/01/2033 97,091 101,853
3.00%, 4/01/2033 87,603 90,854
3.00%, 4/01/2033 38,747 40,175
3.00%, 7/01/2033 109,464 113,709
2.50%, 11/01/2034 32,553 33,298
3.50%, 3/01/2035 9,753 10,283
3.00%, 4/01/2035 39,974 41,374
2.50%, 5/01/2035 25,000 25,553
3.00%, 6/01/2035 54,351 56,254
2.50%, 9/01/2035 148,618 151,909
1.50%, 11/01/2035 19,283 19,023
2.50%, 5/01/2036 81,792 83,663
2.50%, 6/01/2036 399,548 408,689
2.00%, 8/01/2036 235,198 236,512
2.50%, 8/01/2036 138,024 141,182
1.50%, 9/01/2036 47,872 47,156
1.00%, 10/01/2036 48,600 46,551
1.50%, 11/01/2036 97,816 96,352
2.00%, 11/01/2036 48,777 49,050
1.50%, 1/01/2037 99,383 97,896
1.50%, 2/01/2037 25,000 24,626
3.00%, 5/01/2037
(d)
19,988 20,702
3.00%, 5/01/2037 26,651 27,589
3.00%, 11/01/2039 51,023 52,262
3.00%, 3/01/2040 53,832 55,139
2.50%, 4/01/2040 8,515 8,653
2.50%, 9/01/2040 64,686 65,739
2.50%, 10/01/2040 17,970 18,262
2.00%, 11/01/2040 20,374 20,181
4.00%, 11/01/2040 65,213 70,414
1.50%, 1/01/2041 22,037 21,232
2.00%, 3/01/2041 22,438 22,182
1.50%, 5/01/2041 211,276 203,575
2.50%, 6/01/2041 92,119 93,716
2.00%, 8/01/2041 96,183 95,089
2.00%, 12/01/2041 223,024 220,487
3.00%, 12/01/2042
(d)
19,980 20,776
3.00%, 1/01/2043
(d)
54,008 56,159
3.50%, 2/01/2043 61,968 65,609
3.00%, 4/01/2043 73,315 76,154
3.00%, 1/01/2045 382,715 397,199
3.00%, 5/01/2045 11,351 11,738
3.50%, 7/01/2045 12,986 13,702
3.50%, 10/01/2045 26,117 27,557
4.50%, 10/01/2045 83,060 90,596
4.00%, 11/01/2045 194,690 208,815
3.50%, 12/01/2045 9,053 9,553
3.00%, 12/01/2046 184,613 190,493
3.00%, 1/01/2047 61,089 63,034
3.00%, 8/01/2047 51,179 52,809
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
(continued)
4.00%, 8/01/2047
(d)
54,101 57,591
3.50%, 9/01/2047 22,546 23,570
4.50%, 10/01/2047 90,054 96,737
3.50%, 6/01/2048 81,803 85,349
3.50%, 7/01/2048 22,449 23,422
4.50%, 8/01/2048 101,691 108,965
4.00%, 1/01/2049 62,412 66,121
4.50%, 3/01/2049
(d)
36,662 39,313
3.50%, 5/01/2049 149,217 155,883
3.00%, 9/01/2049 42,821 43,849
3.00%, 10/01/2049 48,958 50,133
5.00%, 10/01/2049 84,618 92,164
2.50%, 1/01/2050 40,389 40,422
4.50%, 2/01/2050 28,084 30,072
3.00%, 3/01/2050 39,991 40,951
2.50%, 6/01/2050 80,183 80,212
2.50%, 6/01/2050 210,760 210,838
2.50%, 6/01/2050 70,328 70,354
2.50%, 7/01/2050 441,683 441,848
2.50%, 7/01/2050 194,576 194,648
2.50%, 8/01/2050 15,601 15,607
2.50%, 10/01/2050 143,393 143,446
2.50%, 10/01/2050 168,309 168,372
3.00%, 10/01/2050 42,431 43,386
1.50%, 1/01/2051 344,070 326,295
2.50%, 2/01/2051 234,627 234,715
2.50%, 3/01/2051 292,606 292,715
2.00%, 4/01/2051 256,117 249,853
2.00%, 5/01/2051 117,929 115,045
2.00%, 5/01/2051 468,344 456,891
2.50%, 5/01/2051 235,300 235,251
2.50%, 5/01/2051 69,190 69,175
1.50%, 6/01/2051 192,525 182,162
3.00%, 6/01/2051 127,640 130,742
2.50%, 7/01/2051 145,010 144,979
3.00%, 7/01/2051 402,597 412,380
3.00%, 7/01/2051 384,424 393,766
1.50%, 8/01/2051 195,230 184,721
2.00%, 8/01/2051 342,583 334,205
2.50%, 8/01/2051 192,168 192,128
1.50%, 9/01/2051 343,278 324,800
2.00%, 9/01/2051 341,414 333,064
2.00%, 9/01/2051 24,158 23,567
2.00%, 9/01/2051 543,397 530,108
2.00%, 9/01/2051 391,239 381,671
2.50%, 9/01/2051 363,171 363,095
2.50%, 9/01/2051 196,134 196,093
3.50%, 9/01/2051 157,409 164,596
1.50%, 10/01/2051 197,282 186,663
2.00%, 10/01/2051 221,719 216,297
2.00%, 12/01/2051 149,364 145,711
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs .
Series 2014-K038, Class A2, 3.39%,
3/25/2024
(d)
195,000 201,608
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 36,217
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 50,811

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 93,048
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 21,291
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 160,336
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
100,385 104,619
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 172,924
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
27,180 29,041
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 55,307
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 55,211
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
30,000 33,233
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 65,899
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
58,831 58,638
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 10,332
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
39,705 41,501
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 49,971
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 54,087
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 20,546
Series 2020-K105, Class A2, 1.87%,
3/25/2053
(d)
90,000 88,722
Federal National Mortgage Association
0.25%, 5/22/2023
(d)
50,000 49,544
2.88%, 9/12/2023
(d)
200,000 205,707
0.25%, 11/27/2023
(d)
75,000 73,790
1.75%, 7/02/2024
(d)
25,000 25,252
2.63%, 9/06/2024
(a)(d)
25,000 25,844
1.63%, 1/07/2025
(a)(d)
175,000 176,047
0.63%, 4/22/2025
(d)
30,000 29,233
0.38%, 8/25/2025
(d)
30,000 28,816
1.88%, 9/24/2026
(d)
140,000 141,518
3.00%, 11/01/2026
(d)
28,964 29,975
3.00%, 12/01/2026
(d)
16,094 16,656
3.00%, 12/01/2026
(d)
55,677 57,621
3.00%, 12/01/2026
(d)
15,338 15,873
3.00%, 6/01/2027
(d)
15,636 16,202
0.75%, 10/08/2027
(d)
100,000 94,626
3.00%, 2/01/2028
(d)
23,524 24,374
2.50%, 6/01/2028
(d)
51,283 52,514
3.00%, 9/01/2028
(d)
91,387 94,753
3.50%, 8/01/2030
(d)
27,799 29,059
0.88%, 8/05/2030
(a)(d)
165,000 151,603
2.00%, 10/01/2030
(d)
13,068 13,144
6.63%, 11/15/2030
(d)
75,000 103,368
2.50%, 3/01/2031
(d)
72,711 74,457
3.50%, 4/01/2031
(d)
80,525 84,384
3.00%, 8/01/2031
(d)
21,483 22,288
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
2.50%, 10/01/2031
(d)
134,213 137,454
2.00%, 11/01/2031
(d)
35,773 35,982
3.50%, 11/01/2031
(d)
22,761 23,823
2.50%, 1/01/2032
(d)
85,090 87,204
2.50%, 1/01/2032
(d)
16,255 16,652
3.00%, 1/01/2032
(d)
233,420 242,159
3.50%, 1/01/2032
(d)
18,488 19,510
3.00%, 2/01/2032
(d)
23,120 23,986
3.50%, 4/01/2032
(d)
22,053 23,135
3.50%, 8/01/2032
(d)
86,625 90,932
3.00%, 9/01/2032
(d)
31,870 33,100
2.50%, 1/01/2033
(d)
29,136 29,840
3.00%, 2/01/2033
(d)
71,727 74,425
3.00%, 2/01/2033
(d)
20,805 21,587
3.50%, 5/01/2033
(d)
5,897 6,185
2.50%, 7/01/2033
(d)
33,345 34,174
4.00%, 4/01/2034
(d)
16,170 17,035
3.50%, 9/01/2034
(d)
26,474 27,898
4.00%, 10/01/2034
(d)
65,793 70,629
3.00%, 2/01/2035
(d)
9,584 9,924
2.50%, 3/01/2035
(d)
98,976 101,240
3.50%, 3/01/2035
(d)
11,716 12,287
2.00%, 7/01/2035
(d)
30,608 30,798
3.00%, 9/01/2035
(d)
29,762 30,804
2.00%, 10/01/2035
(d)
40,293 40,543
2.00%, 10/01/2035
(d)
18,592 18,707
2.00%, 10/01/2035
(d)
18,208 18,321
5.50%, 10/01/2035
(d)
16,532 18,484
1.50%, 11/01/2035
(d)
19,135 18,876
2.00%, 11/01/2035
(d)
183,342 184,482
2.00%, 12/01/2035
(d)
39,323 39,567
1.50%, 4/01/2036
(d)
22,800 22,459
2.00%, 4/01/2036
(d)
45,998 46,255
1.50%, 5/01/2036
(d)
90,656 89,299
1.50%, 5/01/2036
(d)
46,452 45,757
2.00%, 5/01/2036
(d)
89,030 89,528
2.00%, 6/01/2036
(d)
277,746 279,298
2.00%, 6/01/2036
(d)
45,690 45,945
2.00%, 7/01/2036
(d)
307,793 309,513
2.00%, 7/01/2036
(d)
71,589 71,989
2.00%, 8/01/2036
(d)
282,627 284,206
1.50%, 9/01/2036
(d)
312,416 307,740
2.00%, 9/01/2036
(d)
47,779 48,046
1.50%, 10/01/2036
(d)
49,011 48,278
1.50%, 10/01/2036
(d)
48,554 47,827
2.00%, 10/01/2036
(d)
144,608 145,416
1.50%, 11/01/2036
(d)
73,548 72,447
2.00%, 12/01/2036
(d)
173,804 174,775
2.50%, 1/01/2037
(d)
247,643 253,309
3.50%, 1/01/2037
(d)
19,948 21,029
2.00%, 2/01/2037
(d)
250,000 251,397
2.50%, 2/01/2037
(d)
18,867 19,174
1.50%, 2/15/2037
(d)(e)
850,000 836,611
2.00%, 2/15/2037
(d)(e)
400,000 401,884
1.50%, 3/15/2037
(d)(e)
50,000 49,135
2.00%, 3/15/2037
(d)(e)
100,000 100,264
3.50%, 11/01/2037
(d)
108,642 114,484
2.50%, 3/01/2038
(d)
22,143 22,503
3.00%, 5/01/2038
(d)
39,395 40,781
3.50%, 6/01/2039
(d)
75,724 80,181

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
4.50%, 6/01/2039
(d)
25,399 27,783
4.00%, 11/01/2039
(d)
18,887 20,044
6.00%, 4/01/2040
(d)
38,712 44,032
2.50%, 5/01/2040
(d)
10,498 10,668
2.00%, 8/01/2040
(d)
38,752 38,384
2.50%, 8/01/2040
(d)
46,744 47,505
2.00%, 9/01/2040
(d)
65,190 64,571
4.00%, 10/01/2040
(d)
78,053 84,278
2.00%, 11/01/2040
(d)
20,160 19,969
2.00%, 1/01/2041
(d)
138,982 137,662
2.00%, 2/01/2041
(d)
54,638 54,119
4.50%, 2/01/2041
(d)
33,285 36,410
4.50%, 4/01/2041
(d)
171,511 187,597
1.50%, 5/01/2041
(d)
46,862 45,154
2.00%, 5/01/2041
(d)
116,597 115,270
1.50%, 6/01/2041
(d)
23,658 22,795
1.50%, 7/01/2041
(d)
71,627 69,016
2.00%, 7/01/2041
(d)
190,208 188,044
5.50%, 7/01/2041
(d)
19,449 21,859
1.50%, 9/01/2041
(d)
48,748 46,971
2.50%, 11/01/2041
(d)
98,538 100,246
3.50%, 12/01/2041
(d)
27,218 28,816
3.00%, 4/01/2042
(d)
16,613 17,265
3.50%, 4/01/2042
(d)
67,157 71,103
5.00%, 4/01/2042
(d)
46,867 52,135
3.50%, 6/01/2042
(d)
20,867 22,093
4.00%, 7/01/2042
(d)
32,624 35,233
2.50%, 10/01/2042
(d)
68,083 68,990
3.00%, 4/01/2043
(d)
32,961 34,237
3.00%, 4/01/2043
(d)
191,229 198,632
4.00%, 10/01/2043
(d)
279,485 301,828
5.50%, 5/01/2044
(d)
153,937 173,255
4.00%, 9/01/2044
(d)
34,970 37,622
3.00%, 10/01/2044
(d)
149,116 154,889
4.00%, 11/01/2044
(d)
32,624 35,098
4.00%, 1/01/2045
(d)
106,489 114,991
3.00%, 4/01/2045
(d)
59,228 61,522
3.50%, 4/01/2045
(d)
17,498 18,463
3.50%, 5/01/2045
(d)
23,733 25,042
3.50%, 6/01/2045
(d)
328,622 347,715
3.50%, 8/01/2045
(d)
112,640 118,852
3.50%, 11/01/2045
(d)
31,282 33,007
3.50%, 12/01/2045
(d)
235,485 248,471
3.50%, 1/01/2046
(d)
33,831 35,696
4.00%, 1/01/2046
(d)
73,795 79,149
3.50%, 2/01/2046
(d)
43,053 45,428
3.50%, 2/01/2046
(d)
57,651 60,764
4.50%, 6/01/2046
(d)
40,700 44,445
3.00%, 9/01/2046
(d)
85,309 88,026
3.50%, 9/01/2046
(d)
103,214 108,906
3.00%, 10/01/2046
(d)
162,914 168,103
3.00%, 11/01/2046
(d)
173,382 178,904
3.00%, 11/01/2046
(d)
18,830 19,430
3.00%, 11/01/2046
(d)
45,858 47,318
4.00%, 11/01/2046
(d)
146,797 156,957
3.50%, 2/01/2047
(d)
69,408 73,155
4.00%, 2/01/2047
(d)
274,796 294,734
3.50%, 4/01/2047
(d)
22,450 23,470
4.00%, 5/01/2047
(d)
50,608 53,847
4.50%, 5/01/2047
(d)
13,738 14,961
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
3.50%, 7/01/2047
(d)
193,747 205,131
3.00%, 8/01/2047
(d)
96,347 99,416
3.50%, 8/01/2047
(d)
87,873 91,867
3.50%, 10/01/2047
(d)
28,968 30,285
4.00%, 10/01/2047
(d)
83,631 88,985
3.50%, 11/01/2047
(d)
298,948 312,535
3.50%, 12/01/2047
(d)
65,352 68,322
3.50%, 2/01/2048
(d)
52,196 54,569
3.50%, 3/01/2048
(d)
155,896 162,654
3.00%, 4/01/2048
(d)
210,797 218,958
3.50%, 4/01/2048
(d)
174,164 183,568
4.50%, 4/01/2048
(d)
15,893 17,030
4.50%, 8/01/2048
(d)
32,806 35,153
4.50%, 8/01/2048
(d)
269,226 291,049
4.00%, 9/01/2048
(d)
99,531 105,446
3.50%, 10/01/2048
(d)
42,173 44,089
4.50%, 10/01/2048
(d)
12,486 13,379
3.00%, 11/01/2048
(d)
141,708 146,222
4.00%, 11/01/2048
(d)
41,760 44,433
4.00%, 2/01/2049
(d)
24,330 25,776
4.00%, 3/01/2049
(d)
169,358 179,423
3.50%, 4/01/2049
(d)
50,257 52,502
4.00%, 5/01/2049
(d)
69,033 73,135
4.50%, 5/01/2049
(d)
26,914 28,840
4.50%, 5/01/2049
(d)
11,180 11,971
4.00%, 6/01/2049
(d)
79,857 84,969
4.00%, 6/01/2049
(d)
202,010 214,942
3.50%, 7/01/2049
(d)
59,672 62,338
4.00%, 7/01/2049
(d)
65,081 68,821
5.00%, 7/01/2049
(d)
14,468 15,758
3.50%, 8/01/2049
(d)
142,816 149,195
4.50%, 8/01/2049
(d)
110,846 119,072
3.50%, 9/01/2049
(d)
90,439 94,479
3.50%, 9/01/2049
(d)
46,731 48,818
4.00%, 9/01/2049
(d)
106,893 114,649
4.00%, 9/01/2049
(d)
20,817 22,013
4.50%, 9/01/2049
(d)
21,155 22,668
3.00%, 10/01/2049
(d)
125,969 128,992
3.00%, 11/01/2049
(d)
123,130 126,084
3.00%, 11/01/2049
(d)
175,474 179,685
4.50%, 11/01/2049
(d)
10,487 11,230
3.00%, 12/01/2049
(d)
77,362 79,218
3.50%, 12/01/2049
(d)
78,122 81,612
3.50%, 1/01/2050
(d)
51,036 53,315
3.00%, 2/01/2050
(d)
109,378 112,003
3.00%, 2/01/2050
(d)
62,806 64,313
3.00%, 3/01/2050
(d)
68,269 69,804
4.50%, 3/01/2050
(d)
95,661 102,503
5.00%, 3/01/2050
(d)
147,546 160,753
4.00%, 4/01/2050
(d)
131,228 138,769
3.50%, 5/01/2050
(d)
127,651 133,142
3.50%, 5/01/2050
(d)
19,067 19,887
4.00%, 6/01/2050
(d)
33,786 35,728
4.00%, 6/01/2050
(d)
55,741 58,968
2.50%, 7/01/2050
(d)
99,489 99,526
3.00%, 7/01/2050
(d)
163,722 167,404
3.00%, 7/01/2050
(d)
66,256 67,746
3.00%, 7/01/2050
(d)
37,109 37,943
3.50%, 7/01/2050
(d)
31,745 33,111
4.00%, 7/01/2050
(d)
212,882 225,207

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
2.50%, 8/01/2050
(d)
94,251 94,286
2.50%, 8/01/2050
(d)
201,350 201,426
4.50%, 8/01/2050
(d)
47,627 51,021
2.00%, 9/01/2050
(d)
51,723 50,656
2.00%, 9/01/2050
(d)
42,993 42,106
2.00%, 9/01/2050
(d)
444,478 435,304
2.00%, 9/01/2050
(d)
441,429 432,319
2.50%, 9/01/2050
(d)
79,789 79,818
3.00%, 9/01/2050
(d)
231,368 236,571
3.00%, 9/01/2050
(d)
52,068 53,317
2.00%, 10/01/2050
(d)
271,939 266,327
2.00%, 10/01/2050
(d)
86,012 84,237
1.50%, 11/01/2050
(d)
22,611 21,443
2.50%, 11/01/2050
(d)
241,789 241,879
2.00%, 12/01/2050
(d)
175,603 171,979
2.00%, 12/01/2050
(d)
135,654 132,854
2.00%, 12/01/2050
(d)
430,870 421,978
2.00%, 1/01/2051
(d)
181,469 177,724
3.00%, 1/01/2051
(d)
69,520 71,084
1.50%, 2/01/2051
(d)
95,082 90,170
2.00%, 2/01/2051
(d)
254,572 249,318
2.00%, 2/01/2051
(d)
89,298 87,455
2.50%, 2/01/2051
(d)
402,513 402,663
2.50%, 2/01/2051
(d)
167,897 167,960
2.50%, 2/01/2051
(d)
89,016 88,998
2.50%, 2/01/2051
(d)
21,395 21,403
2.50%, 2/01/2051
(d)
264,217 264,316
1.50%, 3/01/2051
(d)
70,770 66,961
2.00%, 3/01/2051
(d)
181,971 177,521
2.50%, 3/01/2051
(d)
240,847 240,936
2.00%, 4/01/2051
(d)
189,176 184,550
2.00%, 4/01/2051
(d)
142,828 139,335
2.00%, 4/01/2051
(d)
649,642 633,754
2.50%, 4/01/2051
(d)
140,519 140,490
2.00%, 5/01/2051
(d)
241,519 235,612
2.00%, 5/01/2051
(d)
188,412 183,804
2.50%, 5/01/2051
(d)
374,523 374,445
3.00%, 5/01/2051
(d)
129,886 133,043
1.50%, 6/01/2051
(d)
193,319 182,914
1.50%, 6/01/2051
(d)
24,138 22,839
3.00%, 6/01/2051
(d)
176,001 180,278
2.00%, 7/01/2051
(d)
288,241 281,192
2.00%, 7/01/2051
(d)
552,406 538,897
2.50%, 7/01/2051
(d)
96,388 96,368
1.50%, 8/01/2051
(d)
98,042 92,765
2.00%, 8/01/2051
(d)
340,627 332,296
2.00%, 8/01/2051
(d)
292,415 285,264
2.00%, 8/01/2051
(d)
290,647 283,539
2.50%, 8/01/2051
(d)
490,888 490,786
1.50%, 9/01/2051
(d)
122,802 116,192
2.00%, 9/01/2051
(d)
244,188 238,217
2.50%, 9/01/2051
(d)
97,015 96,995
1.50%, 10/01/2051
(d)
49,464 46,801
2.00%, 10/01/2051
(d)
222,425 216,986
2.00%, 10/01/2051
(d)
390,441 380,893
2.50%, 10/01/2051
(d)
369,490 369,414
2.50%, 11/01/2051
(d)
295,316 295,254
2.00%, 12/01/2051
(d)
348,544 340,020
2.50%, 12/01/2051
(d)
596,948 596,824
2.00%, 1/01/2052
(d)
707,481 690,179
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Federal National Mortgage Association
(continued)
2.00%, 2/15/2052
(e)
3,350,000 3,264,773
2.50%, 2/15/2052
(e)
2,150,000 2,145,975
3.00%, 2/15/2052
(e)
725,000 740,711
3.50%, 2/15/2052
(e)
550,000 573,193
4.00%, 2/15/2052
(d)(e)
25,000 26,420
5.00%, 2/15/2052
(d)(e)
150,000 163,546
5.50%, 2/15/2052
(d)(e)
125,000 136,524
1.50%, 3/15/2052
(d)(e)
50,000 47,175
2.00%, 3/15/2052
(e)
425,000 413,372
2.50%, 3/15/2052
(e)
600,000 597,468
3.00%, 3/15/2052
(d)(e)
100,000 101,901
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.50%,
1/25/2024
(d)
10,630 10,951
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
45,270 47,678
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
25,000 27,450
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
20,000 21,437
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
40,000 41,307
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 191,814
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
29,859 30,289
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 205,509
Series 2018-M13, Class A2, 3.71%,
9/25/2030
(d)
9,937 11,115
Series 2021-M1G, Class A2, 1.51%,
11/25/2030
(d)
60,000 57,033
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
98,538 95,792
Government National Mortgage Association
2.00%, 2/15/2052
(e)
1,100,000 1,086,823
2.50%, 2/15/2052
(e)
700,000 704,088
3.00%, 2/15/2052
(e)
1,650,000 1,688,428
2.00%, 3/15/2052
(e)
150,000 147,940
2.50%, 3/15/2052
(e)
175,000 175,665
3.00%, 3/15/2052
(e)
50,000 51,048
Government National Mortgage Association II
3.50%, 10/20/2026 26,892 28,088
5.00%, 9/20/2039 84,429 95,983
4.00%, 10/20/2040 23,276 25,209
5.00%, 10/20/2040 29,182 33,188
4.00%, 11/20/2040 62,393 67,576
4.50%, 1/20/2041 16,134 17,849
4.00%, 11/20/2041 21,249 23,013
3.00%, 6/20/2042 25,123 26,273
3.00%, 8/20/2042 60,574 63,347
2.50%, 2/20/2043 295,120 299,924
3.50%, 2/20/2043 50,076 53,498
2.50%, 3/20/2043 15,036 15,280
3.00%, 4/20/2043 77,941 81,222
3.50%, 7/20/2043 100,314 107,667
3.50%, 9/20/2044 227,827 239,528
4.00%, 11/20/2044 261,959 281,847
4.50%, 1/20/2045 32,500 35,633
3.50%, 2/20/2045 40,459 42,537

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II
(continued)
3.50%, 6/20/2045 172,820 182,030
3.00%, 8/20/2045 170,684 177,156
3.50%, 3/20/2046 30,632 32,177
4.00%, 3/20/2046 40,870 43,799
3.00%, 4/20/2046 18,542 19,168
4.00%, 6/20/2046 54,998 58,679
2.50%, 7/20/2046 36,566 37,062
3.00%, 9/20/2046 17,414 18,002
2.50%, 10/20/2046 11,110 11,261
3.00%, 10/20/2046 46,969 48,554
3.00%, 11/20/2046 48,209 49,835
3.50%, 11/20/2046 111,261 116,871
2.50%, 12/20/2046 187,524 190,072
3.00%, 1/20/2047 106,866 110,470
3.50%, 2/20/2047 423,467 444,820
3.00%, 5/20/2047 89,126 91,975
3.50%, 5/20/2047 151,492 158,221
4.00%, 8/20/2047 188,818 199,887
4.50%, 9/20/2047 44,457 47,431
3.00%, 10/20/2047 13,429 13,859
3.50%, 2/20/2048 97,345 101,669
4.50%, 3/20/2048 182,359 194,556
4.00%, 4/20/2048 303,370 319,399
4.50%, 5/20/2048 94,796 101,137
4.50%, 6/20/2048 126,981 134,173
5.00%, 6/20/2048 11,264 12,108
4.00%, 7/20/2048 16,860 17,751
4.00%, 9/20/2048 17,272 18,185
3.50%, 10/20/2048 45,062 47,044
4.00%, 11/20/2048 50,506 53,175
4.50%, 11/20/2048 28,497 30,111
3.50%, 1/20/2049 139,133 145,313
4.00%, 2/20/2049 26,660 28,068
3.50%, 3/20/2049 30,644 31,992
3.00%, 1/20/2050 8,245 8,463
3.50%, 4/20/2050 19,364 20,121
4.00%, 5/20/2050 19,507 20,458
5.00%, 5/20/2050 44,094 47,400
2.50%, 7/20/2050 29,021 29,239
3.00%, 7/20/2050 49,895 51,367
3.50%, 7/20/2050 37,023 38,436
3.00%, 8/20/2050 13,401 13,796
4.00%, 8/20/2050 116,852 122,544
4.50%, 8/20/2050 27,899 29,588
2.50%, 9/20/2050 33,995 34,251
4.50%, 9/20/2050 24,353 25,828
3.00%, 11/20/2050 48,030 49,447
2.00%, 12/20/2050 315,650 312,439
3.50%, 12/20/2050 15,715 16,314
2.00%, 1/20/2051 285,681 282,775
2.50%, 1/20/2051 39,260 39,556
2.50%, 2/20/2051 215,447 217,025
3.00%, 2/20/2051 253,159 260,629
2.50%, 3/20/2051 149,898 150,996
4.00%, 3/20/2051 72,950 76,503
2.00%, 4/20/2051 556,588 550,577
2.50%, 4/20/2051 339,917 342,407
3.50%, 4/20/2051 135,915 141,101
2.00%, 5/20/2051 331,500 327,919
2.50%, 5/20/2051 324,960 327,341
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.9% (continued)
Government National Mortgage Association II
(continued)
2.00%, 7/20/2051 436,275 431,564
2.50%, 7/20/2051 506,833 510,547
3.50%, 7/20/2051 122,970 127,662
2.50%, 8/20/2051 364,256 366,925
2.50%, 10/20/2051 148,124 149,209
3.50%, 10/20/2051 98,636 102,837
2.00%, 11/20/2051 425,276 420,683
Tennessee Valley Authority, 5.25%, 9/15/2039 145,000 198,696
Total U.S. Government Agencies (cost
$73,482,674) 71,846,937
U.S. Treasury Government Securities – 39.3%
U.S. Treasury Bonds
6.25%, 5/15/2030 20,000 26,953
5.38%, 2/15/2031 255,000 332,217
4.50%, 2/15/2036
(a)
95,000 126,558
4.75%, 2/15/2037 100,000 137,406
5.00%, 5/15/2037 100,000 140,984
4.50%, 5/15/2038 100,000 135,125
3.50%, 2/15/2039 100,000 121,062
4.25%, 5/15/2039 20,000 26,478
4.38%, 11/15/2039 200,000 268,937
4.63%, 2/15/2040 35,000 48,491
1.13%, 5/15/2040 445,000 375,330
4.38%, 5/15/2040 60,000 81,000
1.13%, 8/15/2040 525,000 441,246
3.88%, 8/15/2040 50,000 63,516
1.38%, 11/15/2040 580,000 508,497
4.25%, 11/15/2040 34,000 45,268
1.88%, 2/15/2041 685,000 653,105
4.75%, 2/15/2041 45,000 63,710
2.25%, 5/15/2041 595,000 601,973
4.38%, 5/15/2041 85,000 115,295
1.75%, 8/15/2041 665,000 619,385
3.75%, 8/15/2041 15,000 18,855
2.00%, 11/15/2041
(a)
545,000 529,842
3.13%, 11/15/2041 250,000 289,023
3.13%, 2/15/2042 55,000 63,714
3.00%, 5/15/2042 125,000 142,285
2.75%, 8/15/2042 322,000 352,590
2.75%, 11/15/2042 392,000 429,240
3.13%, 2/15/2043 120,000 139,050
2.88%, 5/15/2043 300,000 335,062
3.63%, 8/15/2043 100,000 124,734
3.75%, 11/15/2043 300,000 381,516
3.63%, 2/15/2044 150,000 187,781
3.38%, 5/15/2044 150,000 181,477
3.13%, 8/15/2044 170,000 198,236
3.00%, 11/15/2044 115,000 131,585
2.50%, 2/15/2045 255,000 268,786
3.00%, 5/15/2045 75,000 86,062
2.88%, 8/15/2045 100,000 112,656
2.50%, 2/15/2046 150,000 158,812
2.50%, 5/15/2046 155,000 164,179
2.25%, 8/15/2046 200,000 202,469
2.88%, 11/15/2046 410,000 465,030
3.00%, 2/15/2047 265,000 307,607
3.00%, 5/15/2047 440,000 511,912
2.75%, 8/15/2047 190,000 211,998
2.75%, 11/15/2047 225,000 251,227

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 39.3% (continued)
U.S. Treasury Bonds (continued)
3.00%, 2/15/2048 316,000 370,016
3.13%, 5/15/2048 410,000 491,680
3.00%, 8/15/2048 375,000 440,273
3.38%, 11/15/2048 345,000 433,083
3.00%, 2/15/2049 365,000 430,586
2.88%, 5/15/2049 525,000 606,703
2.25%, 8/15/2049 355,000 364,152
2.38%, 11/15/2049 380,000 400,544
2.00%, 2/15/2050 470,000 457,883
1.25%, 5/15/2050 463,000 376,405
1.38%, 8/15/2050 580,000 486,566
1.63%, 11/15/2050 610,000 544,234
1.88%, 2/15/2051 815,000 771,830
2.38%, 5/15/2051 635,000 672,108
2.00%, 8/15/2051 800,000 780,500
1.88%, 11/15/2051 660,000 625,762
U.S. Treasury Notes
1.38%, 2/15/2023
(a)
100,000 100,594
2.00%, 2/15/2023 365,000 369,377
0.13%, 2/28/2023 355,000 352,296
1.50%, 2/28/2023 171,000 172,189
2.63%, 2/28/2023 250,000 254,766
0.50%, 3/15/2023
(a)
185,000 184,285
0.13%, 3/31/2023 325,000 322,156
1.50%, 3/31/2023 25,000 25,182
2.50%, 3/31/2023 520,000 529,730
0.25%, 4/15/2023 195,000 193,515
0.13%, 4/30/2023 700,000 693,301
1.63%, 4/30/2023 100,000 100,867
2.75%, 4/30/2023 100,000 102,262
0.13%, 5/15/2023 245,000 242,473
1.75%, 5/15/2023 605,000 611,192
0.13%, 5/31/2023 470,000 464,786
1.63%, 5/31/2023 200,000 201,781
2.75%, 5/31/2023 150,000 153,568
0.25%, 6/15/2023 680,000 673,413
0.13%, 6/30/2023
(a)
475,000 469,248
1.38%, 6/30/2023 225,000 226,187
2.63%, 6/30/2023 200,000 204,586
0.13%, 7/15/2023 325,000 320,849
0.13%, 7/31/2023 800,000 789,250
1.25%, 7/31/2023 100,000 100,336
2.75%, 7/31/2023 200,000 205,125
0.13%, 8/15/2023 540,000 532,427
2.50%, 8/15/2023 200,000 204,461
0.13%, 8/31/2023 385,000 379,436
1.38%, 8/31/2023 100,000 100,500
2.75%, 8/31/2023 100,000 102,621
0.13%, 9/15/2023 275,000 270,864
0.25%, 9/30/2023
(a)
420,000 414,356
1.38%, 9/30/2023 130,000 130,635
2.88%, 9/30/2023
(a)
100,000 102,941
0.13%, 10/15/2023 500,000 491,777
0.38%, 10/31/2023 500,000 493,711
1.63%, 10/31/2023 200,000 201,766
2.88%, 10/31/2023 200,000 206,078
0.25%, 11/15/2023 500,000 492,285
2.75%, 11/15/2023 225,000 231,460
0.50%, 11/30/2023 820,000 810,551
2.13%, 11/30/2023 200,000 203,555
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 39.3% (continued)
U.S. Treasury Notes (continued)
2.88%, 11/30/2023 350,000 360,979
0.13%, 12/15/2023 445,000 436,604
0.75%, 12/31/2023
(a)
785,000 778,990
2.25%, 12/31/2023 200,000 204,094
2.63%, 12/31/2023
(a)
700,000 719,223
0.13%, 1/15/2024 500,000 489,941
0.88%, 1/31/2024 490,000 487,052
2.25%, 1/31/2024
(a)
200,000 204,242
2.50%, 1/31/2024 200,000 205,211
0.13%, 2/15/2024
(a)
930,000 910,238
2.75%, 2/15/2024 700,000 721,984
2.13%, 2/29/2024 200,000 203,797
2.38%, 2/29/2024
(a)
200,000 204,828
0.25%, 3/15/2024 520,000 509,478
2.13%, 3/31/2024 250,000 254,727
0.38%, 4/15/2024 490,000 480,927
2.00%, 4/30/2024 141,000 143,379
2.25%, 4/30/2024 200,000 204,469
0.25%, 5/15/2024 800,000 782,000
2.50%, 5/15/2024
(a)
445,000 457,481
2.00%, 5/31/2024 350,000 355,934
0.25%, 6/15/2024 815,000 795,516
1.75%, 6/30/2024
(a)
250,000 252,793
2.00%, 6/30/2024 80,000 81,381
0.38%, 7/15/2024 840,000 821,691
1.75%, 7/31/2024 300,000 303,445
2.13%, 7/31/2024 250,000 255,176
0.38%, 8/15/2024
(a)
870,000 849,949
2.38%, 8/15/2024 550,000 564,738
1.25%, 8/31/2024 600,000 599,063
1.88%, 8/31/2024 300,000 304,312
0.38%, 9/15/2024
(a)
505,000 492,809
1.50%, 9/30/2024 400,000 401,781
2.13%, 9/30/2024 100,000 102,086
0.63%, 10/15/2024
(a)
1,000,000 981,328
1.50%, 10/31/2024 400,000 401,625
2.25%, 10/31/2024 81,000 82,974
0.75%, 11/15/2024 910,000 894,999
2.25%, 11/15/2024 625,000 640,332
1.50%, 11/30/2024 700,000 702,734
2.13%, 11/30/2024 130,000 132,742
1.00%, 12/15/2024
(a)
620,000 613,703
1.75%, 12/31/2024 100,000 101,063
2.25%, 12/31/2024 125,000 128,135
1.13%, 1/15/2025 470,000 466,548
1.38%, 1/31/2025 75,000 74,971
2.50%, 1/31/2025 100,000 103,273
2.00%, 2/15/2025 350,000 356,207
1.13%, 2/28/2025 85,000 84,303
2.75%, 2/28/2025 175,000 182,109
0.50%, 3/31/2025 155,000 150,641
0.38%, 4/30/2025 600,000 579,984
2.88%, 4/30/2025 500,000 522,852
2.13%, 5/15/2025 605,000 618,282
0.25%, 5/31/2025 610,000 586,363
2.88%, 5/31/2025 200,000 209,234
0.25%, 6/30/2025 300,000 287,977
0.25%, 7/31/2025 400,000 383,375
2.00%, 8/15/2025 380,000 386,620
0.25%, 8/31/2025 265,000 253,551

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 39.3% (continued)
U.S. Treasury Notes (continued)
2.75%, 8/31/2025 700,000 730,680
0.25%, 9/30/2025 635,000 607,020
3.00%, 9/30/2025 50,000 52,676
0.25%, 10/31/2025 500,000 477,227
2.25%, 11/15/2025 490,000 503,169
0.38%, 11/30/2025 450,000 430,840
2.88%, 11/30/2025 100,000 105,039
0.38%, 12/31/2025
(a)
290,000 277,358
0.38%, 1/31/2026 275,000 262,561
2.63%, 1/31/2026 40,000 41,675
1.63%, 2/15/2026 315,000 316,009
0.50%, 2/28/2026 320,000 306,700
2.50%, 2/28/2026 60,000 62,245
0.75%, 3/31/2026 285,000 275,693
2.25%, 3/31/2026 150,000 154,148
0.75%, 4/30/2026 350,000 338,215
2.38%, 4/30/2026 200,000 206,594
1.63%, 5/15/2026 545,000 546,192
0.75%, 5/31/2026 300,000 289,617
2.13%, 5/31/2026 100,000 102,289
0.88%, 6/30/2026 525,000 509,209
1.88%, 6/30/2026 140,000 141,805
0.63%, 7/31/2026 605,000 579,807
1.88%, 7/31/2026 274,000 277,511
1.50%, 8/15/2026 295,000 293,802
0.75%, 8/31/2026 790,000 760,684
1.38%, 8/31/2026 150,000 148,582
0.88%, 9/30/2026 430,000 415,991
1.63%, 9/30/2026 100,000 100,141
1.13%, 10/31/2026 845,000 826,384
1.63%, 10/31/2026 200,000 200,313
2.00%, 11/15/2026 475,000 483,795
1.25%, 11/30/2026 1,730,000 1,701,752
1.63%, 11/30/2026 150,000 150,246
1.25%, 12/31/2026 445,000 437,491
1.75%, 12/31/2026
(a)
250,000 251,816
1.50%, 1/31/2027 200,000 198,938
2.25%, 2/15/2027 500,000 515,352
1.13%, 2/28/2027 150,000 146,414
0.63%, 3/31/2027
(a)
300,000 285,234
0.50%, 4/30/2027 645,000 608,568
2.38%, 5/15/2027 585,000 606,846
0.50%, 5/31/2027 405,000 381,428
0.50%, 6/30/2027 400,000 376,250
0.38%, 7/31/2027 525,000 489,973
2.25%, 8/15/2027 325,000 335,105
0.50%, 8/31/2027 470,000 440,698
0.38%, 9/30/2027 800,000 744,000
0.50%, 10/31/2027 740,000 691,784
2.25%, 11/15/2027 330,000 340,158
0.63%, 11/30/2027 400,000 376,219
0.63%, 12/31/2027 830,000 779,616
0.75%, 1/31/2028
(a)
610,000 576,641
2.75%, 2/15/2028 375,000 397,471
1.13%, 2/29/2028
(a)
610,000 589,555
1.25%, 3/31/2028 310,000 301,451
1.25%, 4/30/2028 405,000 393,514
2.88%, 5/15/2028 532,000 568,658
1.25%, 5/31/2028 425,000 412,781
1.25%, 6/30/2028 380,000 368,778
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 39.3% (continued)
U.S. Treasury Notes (continued)
1.00%, 7/31/2028 310,000 295,929
2.88%, 8/15/2028 319,000 341,480
1.13%, 8/31/2028 395,000 379,755
1.25%, 9/30/2028 435,000 421,338
1.38%, 10/31/2028 455,000 444,194
3.13%, 11/15/2028 575,000 625,941
1.50%, 11/30/2028 430,000 423,147
1.38%, 12/31/2028 435,000 424,533
1.75%, 1/31/2029 550,000 550,172
2.63%, 2/15/2029 597,000 631,794
2.38%, 5/15/2029 205,000 213,809
1.63%, 8/15/2029
(a)
240,000 238,162
1.75%, 11/15/2029 140,000 140,197
1.50%, 2/15/2030
(a)
717,000 703,780
0.63%, 5/15/2030 925,000 844,496
0.63%, 8/15/2030 875,000 796,387
0.88%, 11/15/2030
(a)
1,020,000 946,528
1.13%, 2/15/2031
(a)
880,000 833,113
1.63%, 5/15/2031 1,220,000 1,205,131
1.25%, 8/15/2031 1,000,000 954,063
1.38%, 11/15/2031 1,080,000 1,040,681
Total U.S. Treasury Government Securities
(cost $97,060,810) 94,474,908
Shares
Investment Companies – 5.9%
Registered Investment Companies – 5.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $14,099,112) 14,099,112 14,099,112
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $1,994,063) 1,994,063 1,994,063
Total Investments Before TBA Sale
Commitments  (cost $262,387,023) 106.3% 255,471,590
TBA Sale Commitments – ( 0.2% )
Principal
Amount ($)
Federal National Mortgage Association, 3.50%,
2/15/2037
(d)(h)
50,000 (52,233)
Government National Mortgage Association
(h)
4.00%, 2/15/2052 225,000 (235,181)
4.00%, 3/15/2052 75,000 (78,276)
4.50%, 3/15/2052 125,000 (131,464)
Total TBA Sale Commitments (cost
$(496,961)) (497,154)
Total Investments (cost $261,890,062) 106.1% 254,974,436
Liabilities, Less Cash and Receivables (6.1)% (14,623,773)
Net Assets 100.0% 240,350,663
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

See Notes to Statements of Investments
(a)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $13,044,919 and the value of the collateral was $13,367,103, consisting of cash collateral of $1,994,063 and U.S. Government & Agency securities valued at $11,373,040. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $723,950 or 0.30% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2022.
(h)
Sales on a forward commitment basis.

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0%
Basic Materials – 1.7%
Air Products & Chemicals, Inc., 1.50%,
10/15/2025 25,000 24,679
Albemarle Corp., 4.15%, 12/01/2024 10,000 10,571
Arcelormittal SA, 4.55%, 3/11/2026 50,000 52,983
BHP Billiton Finance USA Ltd., 3.85%,
9/30/2023 50,000 52,026
Celanese US Holdings LLC, 3.50%, 5/08/2024 25,000 25,865
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 25,000 26,192
Dow Chemical Co. (The), 3.63%, 5/15/2026 25,000 26,386
DuPont de Nemours, Inc.
4.21%, 11/15/2023 100,000 104,548
4.49%, 11/15/2025 50,000 54,087
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 26,286
Ecolab, Inc., 0.90%, 12/15/2023
(a)
50,000 49,611
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 28,152
Linde, Inc., 2.65%, 2/05/2025 50,000 51,242
LYB International Finance BV, 4.00%,
7/15/2023 30,000 31,067
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 26,032
Nucor Corp., 2.00%, 6/01/2025 75,000 74,961
Nutrien Ltd., 1.90%, 5/13/2023 50,000 50,297
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 48,203
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 24,287
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 50,398
Vale Overseas Ltd., 6.25%, 8/10/2026 100,000 114,370
952,243
Communications – 5.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024 25,000 26,030
Alphabet, Inc.
3.38%, 2/25/2024 25,000 26,037
0.45%, 8/15/2025 50,000 47,997
2.00%, 8/15/2026 50,000 50,442
Amazon.com, Inc.
2.40%, 2/22/2023 10,000 10,143
0.25%, 5/12/2023 75,000 74,284
0.40%, 6/03/2023 60,000 59,499
0.45%, 5/12/2024 40,000 39,147
2.80%, 8/22/2024 85,000 87,583
0.80%, 6/03/2025 20,000 19,408
1.00%, 5/12/2026 70,000 67,943
AT&T, Inc.
0.90%, 3/25/2024 50,000 49,158
3.95%, 1/15/2025 25,000 26,386
3.40%, 5/15/2025 45,000 46,918
4.13%, 2/17/2026 50,000 53,668
1.70%, 3/25/2026 50,000 48,871
2.95%, 7/15/2026 50,000 51,308
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 52,513
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.91%, 7/23/2025 150,000 161,863
Cisco Systems, Inc.
2.20%, 9/20/2023 70,000 71,051
3.63%, 3/04/2024 10,000 10,451
2.50%, 9/20/2026 35,000 36,097
Comcast Corp.
3.38%, 2/15/2025 110,000 114,932
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Communications – 5.2% (continued)
3.38%, 8/15/2025 25,000 26,194
3.95%, 10/15/2025 75,000 80,245
3.15%, 3/01/2026 25,000 26,096
2.35%, 1/15/2027 50,000 50,467
Discovery Communications LLC
2.95%, 3/20/2023 27,000 27,440
3.45%, 3/15/2025 60,000 62,100
3.95%, 6/15/2025 25,000 26,271
eBay, Inc.
3.45%, 8/01/2024 25,000 25,900
1.90%, 3/11/2025 25,000 24,886
1.40%, 5/10/2026 35,000 33,837
Expedia Group, Inc., 4.50%, 8/15/2024 15,000 15,799
Fox Corp., 3.05%, 4/07/2025 125,000 128,608
JD.com, Inc., 3.88%, 4/29/2026 115,000 121,395
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 24,229
Motorola Solutions, Inc., 4.00%, 9/01/2024 25,000 26,251
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 46,985
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 51,696
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 24,287
T-Mobile USA, Inc., 1.50%, 2/15/2026 160,000 154,929
VeriSign, Inc., 5.25%, 4/01/2025 25,000 27,201
Verizon Communications, Inc.
3.38%, 2/15/2025 145,000 151,634
0.85%, 11/20/2025 50,000 47,921
1.45%, 3/20/2026 70,000 68,336
2.63%, 8/15/2026 50,000 50,802
ViacomCBS, Inc.
3.70%, 8/15/2024 45,000 46,922
4.75%, 5/15/2025 50,000 53,884
Vodafone Group PLC, 3.75%, 1/16/2024 50,000 52,094
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 52,316
3.70%, 10/15/2025 125,000 132,148
1.75%, 1/13/2026 50,000 49,515
WPP Finance 2010, 3.75%, 9/19/2024 50,000 52,306
2,994,423
Consumer, Cyclical – 6.5%
American Honda Finance Corp.
0.35%, 4/20/2023 25,000 24,736
1.95%, 5/10/2023 50,000 50,451
0.88%, 7/07/2023 75,000 74,579
3.45%, 7/14/2023 30,000 30,917
2.15%, 9/10/2024 70,000 70,844
1.20%, 7/08/2025 25,000 24,409
1.30%, 9/09/2026 50,000 48,412
Autonation, Inc., 3.50%, 11/15/2024 25,000 25,928
AutoZone, Inc.
3.13%, 7/15/2023 50,000 51,055
3.13%, 4/18/2024 15,000 15,468
Continental Airlines Pass-Through Trust, Series
2012-2, Class A, 4.00%, 10/29/2024 15,030 15,454
Costco Wholesale Corp., 2.75%, 5/18/2024 45,000 46,238
Cummins, Inc., 0.75%, 9/01/2025 25,000 24,035
D.R. Horton, Inc.
5.75%, 8/15/2023 25,000 26,333
2.50%, 10/15/2024 35,000 35,471

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 6.5% (continued)
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 25,000 25,597
Dollar General Corp., 4.15%, 11/01/2025 25,000 26,702
Dollar Tree, Inc., 4.00%, 5/15/2025 75,000 79,196
General Motors Co.
4.88%, 10/02/2023 100,000 105,106
5.40%, 10/02/2023 25,000 26,499
4.00%, 4/01/2025 25,000 26,305
6.13%, 10/01/2025 25,000 28,186
General Motors Financial Co., Inc.
3.70%, 5/09/2023 10,000 10,236
1.70%, 8/18/2023 25,000 25,009
5.10%, 1/17/2024 25,000 26,502
3.95%, 4/13/2024 25,000 26,023
4.00%, 1/15/2025 50,000 52,414
2.90%, 2/26/2025 50,000 50,942
2.75%, 6/20/2025 25,000 25,320
1.25%, 1/08/2026 25,000 23,919
1.50%, 6/10/2026 25,000 23,986
4.00%, 10/06/2026 25,000 26,404
4.35%, 1/17/2027 100,000 107,053
Hasbro, Inc., 3.00%, 11/19/2024 25,000 25,591
Home Depot, Inc. (The)
2.70%, 4/01/2023 50,000 50,810
3.00%, 4/01/2026 50,000 52,306
Hyatt Hotels Corp.
3.38%, 7/15/2023 25,000 25,439
5.38%, 4/23/2025 50,000 54,654
Kohl's Corp., 4.25%, 7/17/2025 25,000 26,129
Las Vegas Sands Corp., 3.20%, 8/08/2024 115,000 116,310
Lennar Corp.
4.88%, 12/15/2023 10,000 10,500
4.50%, 4/30/2024 25,000 26,279
5.25%, 6/01/2026 25,000 27,622
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 15,518
4.00%, 4/15/2025 50,000 53,046
Magna International, Inc., 4.15%, 10/01/2025 25,000 26,761
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,642
Series R, 3.13%, 6/15/2026 100,000 102,539
McDonald's Corp.
3.30%, 7/01/2025 100,000 104,401
1.45%, 9/01/2025 25,000 24,655
3.70%, 1/30/2026 25,000 26,519
Nike, Inc., 2.40%, 3/27/2025 50,000 51,104
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 26,296
PACCAR Financial Corp.
0.35%, 8/11/2023 25,000 24,507
1.10%, 5/11/2026 35,000 33,933
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 55,778
PVH Corp., 4.63%, 7/10/2025 25,000 26,767
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 26,929
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 54,598
Starbucks Corp.
3.10%, 3/01/2023 50,000 50,989
2.45%, 6/15/2026 100,000 101,866
Stellantis NV, 5.25%, 4/15/2023 25,000 26,056
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 6.5% (continued)
Target Corp., 2.25%, 4/15/2025 100,000 101,417
TJX Cos., Inc. (The), 2.50%, 5/15/2023 50,000 50,701
Toyota Motor Corp.
0.68%, 3/25/2024 110,000 108,124
1.34%, 3/25/2026 25,000 24,412
Toyota Motor Credit Corp.
2.90%, 3/30/2023 25,000 25,518
0.40%, 4/06/2023
(a)
75,000 74,386
3.45%, 9/20/2023 50,000 51,715
2.90%, 4/17/2024 50,000 51,436
0.63%, 9/13/2024 25,000 24,350
3.00%, 4/01/2025 50,000 51,775
3.40%, 4/14/2025 25,000 26,198
0.80%, 10/16/2025 40,000 38,487
1.13%, 6/18/2026 35,000 33,875
1.90%, 1/13/2027 75,000 74,574
United Airlines Pass-Through Trust
Series 2012-1, , Class A4.15%, 4/11/2024 14,541 14,986
Series 2014-1, , Class A4.00%, 4/11/2026 12,850 13,358
VF Corp., 2.40%, 4/23/2025 25,000 25,377
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 52,376
Walmart, Inc.
3.40%, 6/26/2023 200,000 206,210
2.85%, 7/08/2024 85,000 87,679
3.55%, 6/26/2025 25,000 26,473
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 25,083
3,722,783
Consumer, Non-cyclical – 13.7%
Abbott Laboratories
3.40%, 11/30/2023 25,000 25,877
2.95%, 3/15/2025 50,000 51,713
AbbVie, Inc.
2.85%, 5/14/2023 45,000 45,776
3.85%, 6/15/2024 25,000 26,117
2.60%, 11/21/2024 100,000 101,805
3.80%, 3/15/2025 50,000 52,536
3.60%, 5/14/2025 70,000 73,222
3.20%, 5/14/2026 75,000 77,648
2.95%, 11/21/2026 85,000 87,260
Aetna, Inc., 2.80%, 6/15/2023 50,000 50,884
Altria Group, Inc.
2.35%, 5/06/2025 25,000 25,200
4.40%, 2/14/2026 100,000 107,806
2.63%, 9/16/2026 50,000 50,711
AmerisourceBergen Corp., 0.74%, 3/15/2023 50,000 49,677
Amgen, Inc.
2.25%, 8/19/2023 75,000 75,968
3.13%, 5/01/2025 25,000 25,929
2.60%, 8/19/2026 50,000 51,074
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 75,000 79,460
Anheuser-Busch InBev Finance, Inc., 3.65%,
2/01/2026 50,000 53,414
Anthem, Inc.
0.45%, 3/15/2023 100,000 99,171
3.50%, 8/15/2024 25,000 26,001
3.35%, 12/01/2024 25,000 26,000

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 13.7% (continued)
2.38%, 1/15/2025 75,000 75,979
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 96,909
AstraZeneca PLC
3.38%, 11/16/2025 100,000 105,363
0.70%, 4/08/2026 25,000 23,794
BAT Capital Corp.
3.22%, 8/15/2024 90,000 92,333
2.79%, 9/06/2024 25,000 25,431
3.22%, 9/06/2026 25,000 25,451
BAT International Finance PLC, 1.67%,
3/25/2026 50,000 48,228
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 25,843
3.73%, 12/15/2024 35,000 36,636
Biogen, Inc., 4.05%, 9/15/2025 75,000 79,405
Boston Scientific Corp.
3.45%, 3/01/2024 50,000 51,738
3.85%, 5/15/2025 25,000 26,405
Bristol-Myers Squibb Co.
2.75%, 2/15/2023 45,000 45,754
2.90%, 7/26/2024 50,000 51,570
3.88%, 8/15/2025 75,000 79,766
0.75%, 11/13/2025 15,000 14,382
3.20%, 6/15/2026 75,000 78,661
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 44,170
Campbell Soup Co., 3.95%, 3/15/2025 10,000 10,553
Cardinal Health, Inc.
3.08%, 6/15/2024 50,000 51,297
3.75%, 9/15/2025 25,000 26,335
Cigna Corp.
3.00%, 7/15/2023 75,000 76,559
3.75%, 7/15/2023 41,000 42,315
3.50%, 6/15/2024 25,000 25,918
3.25%, 4/15/2025 25,000 25,940
4.13%, 11/15/2025 25,000 26,683
1.25%, 3/15/2026 100,000 96,643
Clorox Co. (The), 3.50%, 12/15/2024 25,000 26,223
Coca-Cola Co. (The), 1.75%, 9/06/2024 25,000 25,210
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 26,555
Commonspirit Health
2.76%, 10/01/2024 25,000 25,435
1.55%, 10/01/2025 100,000 97,357
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 26,312
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 66,171
CVS Health Corp.
4.00%, 12/05/2023 10,000 10,393
3.38%, 8/12/2024 75,000 77,817
4.10%, 3/25/2025 60,000 63,754
2.88%, 6/01/2026 25,000 25,612
Diageo Capital PLC, 2.63%, 4/29/2023 50,000 50,756
Equifax, Inc.
3.95%, 6/15/2023 50,000 51,532
2.60%, 12/01/2024 25,000 25,452
2.60%, 12/15/2025 150,000 152,029
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 35,369
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 13.7% (continued)
General Mills, Inc.
3.65%, 2/15/2024 10,000 10,364
4.00%, 4/17/2025 25,000 26,455
Gilead Sciences, Inc.
0.75%, 9/29/2023 74,000 73,143
3.50%, 2/01/2025 25,000 26,113
3.65%, 3/01/2026 125,000 132,041
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 45,000 46,453
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023 25,000 25,479
3.38%, 5/15/2023 50,000 51,387
Global Payments, Inc.
2.65%, 2/15/2025 50,000 50,554
4.80%, 4/01/2026 25,000 27,093
GXO Logistics, Inc., 1.65%, 7/15/2026
(b)
100,000 96,274
HCA, Inc.
4.75%, 5/01/2023 45,000 46,715
5.00%, 3/15/2024 30,000 31,804
5.25%, 4/15/2025 75,000 81,580
5.25%, 6/15/2026 50,000 54,667
Hershey Co. (The), 0.90%, 6/01/2025 50,000 48,736
Hormel Foods Corp., 0.65%, 6/03/2024 15,000 14,703
Humana, Inc., 3.85%, 10/01/2024 15,000 15,686
Johnson & Johnson
2.05%, 3/01/2023 50,000 50,626
3.38%, 12/05/2023 25,000 26,012
0.55%, 9/01/2025 50,000 48,021
2.45%, 3/01/2026 50,000 51,201
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 16,000 16,519
3.13%, 12/15/2023 25,000 25,653
0.75%, 3/15/2024 60,000 58,782
4.42%, 5/25/2025 25,000 26,713
3.40%, 11/15/2025 25,000 25,947
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 26,134
Kroger Co. (The), 3.50%, 2/01/2026 25,000 26,301
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 10,316
3.60%, 2/01/2025 100,000 104,123
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 9,505
McKesson Corp.
2.85%, 3/15/2023 50,000 50,627
1.30%, 8/15/2026 50,000 47,886
Medtronic, Inc., 3.50%, 3/15/2025 84,000 88,260
Merck & Co., Inc.
2.80%, 5/18/2023 25,000 25,542
2.90%, 3/07/2024 85,000 87,622
2.75%, 2/10/2025 40,000 41,246
Molson Coors Beverage Co., 3.00%, 7/15/2026 85,000 87,541
Mondelez International, Inc., 1.50%, 5/04/2025 150,000 147,606
Moody's Corp., 3.75%, 3/24/2025 25,000 26,340
Novartis Capital Corp.
1.75%, 2/14/2025 50,000 50,065
3.00%, 11/20/2025 50,000 52,111
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 50,945
1.65%, 6/01/2025 30,000 29,789

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 13.7% (continued)
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 24,428
PepsiCo, Inc.
0.75%, 5/01/2023 150,000 149,449
0.40%, 10/07/2023 25,000 24,664
2.25%, 3/19/2025 50,000 50,825
2.38%, 10/06/2026 50,000 51,169
PerkinElmer, Inc., 0.85%, 9/15/2024 25,000 24,323
Pfizer, Inc.
3.00%, 6/15/2023 50,000 51,253
3.20%, 9/15/2023 35,000 36,056
3.40%, 5/15/2024 110,000 114,755
2.75%, 6/03/2026 25,000 25,988
Philip Morris International, Inc.
1.13%, 5/01/2023 50,000 49,985
2.88%, 5/01/2024 70,000 71,856
3.25%, 11/10/2024 50,000 52,039
2.75%, 2/25/2026 25,000 25,620
0.88%, 5/01/2026 25,000 23,733
Procter & Gamble Co. (The)
3.10%, 8/15/2023 10,000 10,303
0.55%, 10/29/2025 50,000 47,932
1.00%, 4/23/2026 25,000 24,257
Quest Diagnostics, Inc., 3.45%, 6/01/2026 100,000 104,558
Reynolds American, Inc., 4.45%, 6/12/2025 90,000 95,466
Royalty Pharma PLC, 0.75%, 9/02/2023 25,000 24,627
S&P Global, Inc., 4.00%, 6/15/2025 15,000 15,970
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023 100,000 101,975
3.20%, 9/23/2026 75,000 77,771
Stryker Corp.
0.60%, 12/01/2023 75,000 73,786
3.38%, 11/01/2025 45,000 47,033
3.50%, 3/15/2026 25,000 26,308
SYSCO Corp., 3.30%, 7/15/2026 30,000 31,242
Tyson Foods, Inc.
3.90%, 9/28/2023 35,000 36,274
4.00%, 3/01/2026 50,000 53,125
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 10,327
2.60%, 5/05/2024 125,000 127,491
UnitedHealth Group, Inc.
2.75%, 2/15/2023 50,000 50,771
2.38%, 8/15/2024 50,000 51,021
3.75%, 7/15/2025 25,000 26,598
1.25%, 1/15/2026 50,000 48,848
1.15%, 5/15/2026
(a)
65,000 62,959
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 35,000 36,948
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 52,701
Viatris, Inc., 1.65%, 6/22/2025 30,000 29,455
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 100,000 102,578
Zoetis, Inc.
3.25%, 2/01/2023 10,000 10,163
4.50%, 11/13/2025 100,000 108,053
7,874,650
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 6.7%
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc.
1.23%, 12/15/2023 25,000 24,894
2.06%, 12/15/2026 75,000 74,145
BP Capital Markets America, Inc.
2.75%, 5/10/2023 10,000 10,190
3.79%, 2/06/2024 10,000 10,438
3.19%, 4/06/2025 25,000 25,944
3.41%, 2/11/2026 25,000 26,204
3.12%, 5/04/2026 50,000 51,841
BP Capital Markets PLC
3.81%, 2/10/2024 15,000 15,672
3.51%, 3/17/2025 50,000 52,434
Canadian Natural Resources Ltd., 2.05%,
7/15/2025 30,000 29,812
Cenovus Energy, Inc., 5.38%, 7/15/2025 25,000 27,349
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 27,309
Chevron Corp.
1.14%, 5/11/2023 150,000 150,139
2.90%, 3/03/2024 25,000 25,719
1.55%, 5/11/2025 100,000 99,378
2.95%, 5/16/2026 25,000 25,979
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 24,726
3.90%, 11/15/2024 10,000 10,566
0.69%, 8/12/2025 25,000 24,097
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 16,118
Continental Resources, Inc., 3.80%, 6/01/2024 75,000 77,234
Devon Energy Corp., 5.25%, 9/15/2024 25,000 26,829
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 37,782
Enbridge, Inc.
3.50%, 6/10/2024 50,000 51,631
2.50%, 1/15/2025 10,000 10,127
Energy Transfer LP
4.25%, 3/15/2023 60,000 61,378
5.88%, 1/15/2024 70,000 74,666
4.90%, 2/01/2024 10,000 10,494
4.50%, 4/15/2024 75,000 78,715
4.05%, 3/15/2025 35,000 36,603
2.90%, 5/15/2025 50,000 50,766
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 20,752
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 26,021
3.75%, 2/15/2025 25,000 26,208
3.70%, 2/15/2026 75,000 79,136
EOG Resources, Inc.
2.63%, 3/15/2023 20,000 20,248
4.15%, 1/15/2026 50,000 53,943
Exxon Mobil Corp.
2.73%, 3/01/2023 75,000 76,175
1.57%, 4/15/2023 235,000 236,317
2.02%, 8/16/2024 65,000 65,734
2.71%, 3/06/2025 25,000 25,685
2.99%, 3/19/2025 150,000 155,035
Halliburton Co., 3.80%, 11/15/2025 100,000 105,978
HollyFrontier Corp., 5.88%, 4/01/2026 100,000 109,923

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 6.7% (continued)
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 25,000 26,180
4.25%, 9/01/2024 100,000 105,071
Marathon Petroleum Corp., 3.63%, 9/15/2024 50,000 51,860
MPLX LP
3.38%, 3/15/2023 25,000 25,498
4.50%, 7/15/2023 50,000 51,667
4.88%, 12/01/2024 20,000 21,430
4.88%, 6/01/2025 25,000 26,943
1.75%, 3/01/2026 25,000 24,373
ONEOK, Inc.
2.75%, 9/01/2024 25,000 25,447
2.20%, 9/15/2025 50,000 49,774
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 25,000 26,952
5.38%, 1/01/2026 50,000 54,619
Phillips 66
3.85%, 4/09/2025 70,000 73,673
1.30%, 2/15/2026 10,000 9,620
Phillips 66 Partners LP, 2.45%, 12/15/2024 45,000 45,587
Pioneer Natural Resources Co.
0.55%, 5/15/2023 10,000 9,904
0.75%, 1/15/2024 25,000 24,490
1.13%, 1/15/2026 25,000 23,933
Plains All American Pipeline LP / PAA Finance
Corp.
3.60%, 11/01/2024 25,000 25,831
4.65%, 10/15/2025 25,000 26,873
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 67,000 73,280
5.88%, 6/30/2026 50,000 56,398
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 19,666
Shell International Finance BV
0.38%, 9/15/2023 20,000 19,739
3.50%, 11/13/2023 50,000 51,843
2.00%, 11/07/2024 75,000 75,858
3.25%, 5/11/2025 100,000 104,696
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 52,723
3.38%, 10/15/2026 75,000 78,058
Suncor Energy, Inc., 3.10%, 5/15/2025 50,000 51,695
Totalenergies Capital International SA, 3.75%,
4/10/2024 95,000 99,447
Transcanada Pipelines Ltd.
3.75%, 10/16/2023 25,000 25,799
1.00%, 10/12/2024 25,000 24,457
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 29,997
Valero Energy Corp., 2.85%, 4/15/2025 25,000 25,518
Williams Cos., Inc. (The)
4.50%, 11/15/2023 10,000 10,464
4.55%, 6/24/2024 10,000 10,567
4.00%, 9/15/2025 25,000 26,461
3,836,725
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust
4.13%, 7/03/2023 150,000 154,494
2.88%, 8/14/2024 125,000 127,118
6.50%, 7/15/2025 50,000 56,101
Aflac, Inc.
3.63%, 11/15/2024 25,000 26,289
3.25%, 3/17/2025 50,000 52,183
Air Lease Corp.
0.70%, 2/15/2024 50,000 48,644
2.30%, 2/01/2025 50,000 49,763
3.25%, 3/01/2025 25,000 25,517
2.88%, 1/15/2026 50,000 50,358
1.88%, 8/15/2026 35,000 33,573
Aircastle Ltd.
5.00%, 4/01/2023 50,000 51,848
4.13%, 5/01/2024 50,000 51,694
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 25,000 26,690
Allstate Corp. (The)
3.15%, 6/15/2023 50,000 51,228
0.75%, 12/15/2025 25,000 23,914
Ally Financial, Inc.
3.05%, 6/05/2023 125,000 127,276
1.45%, 10/02/2023 25,000 24,910
5.13%, 9/30/2024 25,000 26,967
American Campus Communities Operating
Partnership LP, 3.30%, 7/15/2026 25,000 26,059
American Express Co.
3.40%, 2/27/2023 100,000 102,379
3.40%, 2/22/2024 50,000 51,761
2.50%, 7/30/2024 100,000 102,018
3.63%, 12/05/2024 25,000 26,207
3.13%, 5/20/2026 25,000 26,021
1.65%, 11/04/2026 25,000 24,488
American Financial Group, Inc., 3.50%,
8/15/2026 25,000 26,231
American International Group, Inc.
2.50%, 6/30/2025 75,000 76,212
3.75%, 7/10/2025 25,000 26,374
3.90%, 4/01/2026 50,000 53,145
American Tower Corp.
3.00%, 6/15/2023 35,000 35,732
0.60%, 1/15/2024 20,000 19,587
2.40%, 3/15/2025 50,000 50,323
4.00%, 6/01/2025 25,000 26,306
1.30%, 9/15/2025 25,000 24,272
4.40%, 2/15/2026 25,000 26,843
2.75%, 1/15/2027 50,000 50,516
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 52,599
3.00%, 4/02/2025 50,000 51,488
Aon PLC, 3.88%, 12/15/2025 25,000 26,548
Ares Capital Corp.
3.50%, 2/10/2023 50,000 50,980
4.20%, 6/10/2024 25,000 26,059
4.25%, 3/01/2025 35,000 36,474
3.25%, 7/15/2025 50,000 50,990

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
Assurant, Inc., 4.20%, 9/27/2023 75,000 77,921
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 26,745
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 51,893
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 24,512
2.55%, 10/13/2026 50,000 47,712
Banco Santander SA
2.75%, 5/28/2025 200,000 202,921
1.85%, 3/25/2026 100,000 97,372
Bank of America Corp.
4.10%, 7/24/2023 25,000 26,056
4.13%, 1/22/2024 150,000 157,654
3.55%, 3/05/2024 100,000 102,279
1.49%, 5/19/2024 25,000 25,004
0.52%, 6/14/2024 200,000 197,317
0.81%, 10/24/2024 150,000 147,853
3.46%, 3/15/2025 75,000 77,428
0.98%, 4/22/2025 25,000 24,517
3.88%, 8/01/2025 80,000 85,125
1.53%, 12/06/2025 200,000 196,740
3.37%, 1/23/2026 25,000 25,886
2.02%, 2/13/2026 100,000 99,598
1.32%, 6/19/2026 100,000 97,068
4.25%, 10/22/2026 50,000 54,036
1.20%, 10/24/2026 150,000 144,295
Series N, 1.66%, 3/11/2027 75,000 72,915
3.56%, 4/23/2027 75,000 78,464
1.73%, 7/22/2027 125,000 121,304
3.82%, 1/20/2028 100,000 105,918
Bank of Montreal
0.45%, 12/08/2023 25,000 24,543
Series E, 3.30%, 2/05/2024 50,000 51,737
1.85%, 5/01/2025 50,000 49,934
1.25%, 9/15/2026 185,000 177,591
Bank of Nova Scotia (The)
1.63%, 5/01/2023 100,000 100,422
3.40%, 2/11/2024 75,000 77,673
1.30%, 6/11/2025 30,000 29,323
1.05%, 3/02/2026 100,000 96,002
1.30%, 9/15/2026 100,000 96,095
BankUnited, Inc., 4.88%, 11/17/2025 25,000 27,080
Barclays PLC
4.34%, 5/16/2024 25,000 25,829
4.38%, 9/11/2024 200,000 210,323
3.65%, 3/16/2025 100,000 104,148
4.38%, 1/12/2026 50,000 53,502
5.20%, 5/12/2026 250,000 273,471
Barings BDC, Inc., 3.30%, 11/23/2026
(b)
25,000 24,274
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 100,000 101,599
3.13%, 3/15/2026 100,000 104,610
BGC Partners, Inc., 3.75%, 10/01/2024 25,000 25,751
BlackRock, Inc., 3.50%, 3/18/2024 25,000 26,107
Blackstone Private Credit Fund, 2.35%,
11/22/2024
(b)
25,000 24,642
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 73,777
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
BNP Paribas SA, 3.25%, 3/03/2023 50,000 51,106
Boston Properties LP
3.20%, 1/15/2025 100,000 103,583
3.65%, 2/01/2026 50,000 52,702
Brixmor Operating Partnership LP
3.65%, 6/15/2024 80,000 82,944
3.85%, 2/01/2025 25,000 26,122
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 52,225
Canadian Imperial Bank of Commerce
0.45%, 6/22/2023 25,000 24,694
0.95%, 6/23/2023 55,000 54,693
2.25%, 1/28/2025 125,000 126,111
0.95%, 10/23/2025
(a)
25,000 24,032
1.25%, 6/22/2026 25,000 23,946
Capital One Financial Corp.
3.90%, 1/29/2024 100,000 104,059
3.75%, 4/24/2024 25,000 26,034
3.30%, 10/30/2024 50,000 51,789
4.25%, 4/30/2025 25,000 26,629
4.20%, 10/29/2025 25,000 26,551
3.75%, 7/28/2026 25,000 26,149
1.88%, 11/02/2027 100,000 97,250
Charles Schwab Corp. (The)
3.75%, 4/01/2024 35,000 36,413
0.90%, 3/11/2026 175,000 168,191
1.15%, 5/13/2026 15,000 14,516
Chubb INA Holdings, Inc.
2.70%, 3/13/2023 25,000 25,456
3.35%, 5/15/2024 65,000 67,555
Citigroup, Inc.
3.88%, 10/25/2023 25,000 26,081
1.68%, 5/15/2024 50,000 50,191
4.04%, 6/01/2024 25,000 25,847
3.75%, 6/16/2024 50,000 52,371
4.00%, 8/05/2024 45,000 47,231
3.35%, 4/24/2025 150,000 154,738
3.30%, 4/27/2025 50,000 51,925
4.40%, 6/10/2025 125,000 133,171
5.50%, 9/13/2025 115,000 127,721
3.70%, 1/12/2026 75,000 79,515
4.60%, 3/09/2026 50,000 54,202
3.11%, 4/08/2026 100,000 102,738
3.20%, 10/21/2026 50,000 51,824
1.12%, 1/28/2027 25,000 23,846
1.46%, 6/09/2027 75,000 71,995
3.89%, 1/10/2028 100,000 106,027
Citizens Financial Group, Inc., 2.85%,
7/27/2026 50,000 51,096
CME Group, Inc., 3.00%, 3/15/2025 75,000 77,778
CNA Financial Corp., 3.95%, 5/15/2024 50,000 52,135
Comerica, Inc., 3.70%, 7/31/2023 100,000 103,157
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 262,229
Credit Suisse AG, 0.52%, 8/09/2023 250,000 246,705
Credit Suisse Group AG, 3.75%, 3/26/2025 275,000 286,384
Crown Castle International Corp.
3.20%, 9/01/2024 105,000 108,212
1.05%, 7/15/2026 50,000 47,177
Cyrusone LP / Cyrusone Finance Corp., 2.90%,
11/15/2024 35,000 36,009

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
Deutsche Bank AG
0.90%, 5/28/2024 100,000 98,017
4.10%, 1/13/2026 25,000 26,374
1.69%, 3/19/2026 100,000 97,798
2.31%, 11/16/2027 150,000 145,798
Discover Bank, 3.35%, 2/06/2023 100,000 101,962
Discover Financial Services, 4.50%, 1/30/2026 25,000 26,914
Duke Realty LP, 3.75%, 12/01/2024 25,000 26,380
EPR Properties, 4.50%, 4/01/2025 25,000 26,269
Equinix, Inc.
2.63%, 11/18/2024 10,000 10,155
1.25%, 7/15/2025 30,000 29,074
1.00%, 9/15/2025 35,000 33,517
1.45%, 5/15/2026 35,000 33,773
ERP Operating LP, 3.38%, 6/01/2025 20,000 20,897
Essex Portfolio LP
3.25%, 5/01/2023 13,000 13,230
3.88%, 5/01/2024 25,000 26,079
Fifth Third Bancorp
1.63%, 5/05/2023 75,000 75,300
3.65%, 1/25/2024 170,000 176,266
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 51,508
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 99,717
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023 60,000 63,234
5.25%, 6/01/2025 25,000 26,833
5.38%, 4/15/2026 85,000 91,887
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 25,000 25,851
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023 125,000 127,586
0.52%, 3/08/2023 75,000 74,421
3.63%, 2/20/2024 35,000 36,243
4.00%, 3/03/2024 50,000 52,301
0.67%, 3/08/2024 50,000 49,551
3.85%, 7/08/2024 25,000 26,088
3.50%, 1/23/2025 50,000 51,982
3.50%, 4/01/2025 50,000 51,984
3.75%, 5/22/2025 75,000 78,565
4.25%, 10/21/2025 110,000 117,541
0.86%, 2/12/2026 135,000 130,282
3.50%, 11/16/2026 200,000 208,162
1.09%, 12/09/2026 50,000 47,555
1.43%, 3/09/2027 50,000 47,998
1.54%, 9/10/2027 25,000 23,892
1.95%, 10/21/2027 150,000 145,979
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 24,086
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 54,016
Healthpeak Properties, Inc., 4.00%, 6/01/2025 20,000 21,226
Host Hotels & Resorts LP
3.88%, 4/01/2024 25,000 25,835
Series E, 4.00%, 6/15/2025 20,000 20,923
HSBC Holdings PLC
4.29%, 9/12/2026 500,000 530,039
1.59%, 5/24/2027 200,000 191,584
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 156,301
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 101,715
ING Groep NV, 4.10%, 10/02/2023 75,000 78,181
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
Intercontinental Exchange, Inc.
0.70%, 6/15/2023 100,000 99,238
3.75%, 12/01/2025 25,000 26,571
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 26,582
JPMorgan Chase & Co.
3.38%, 5/01/2023 50,000 51,276
3.88%, 2/01/2024 25,000 26,187
0.70%, 3/16/2024 60,000 59,585
3.56%, 4/23/2024 75,000 76,907
3.63%, 5/13/2024 125,000 130,765
1.51%, 6/01/2024 150,000 150,089
3.80%, 7/23/2024 25,000 25,795
3.88%, 9/10/2024 150,000 157,634
4.02%, 12/05/2024 50,000 52,076
3.13%, 1/23/2025 50,000 51,762
0.56%, 2/16/2025 25,000 24,398
3.22%, 3/01/2025 130,000 133,487
0.82%, 6/01/2025 30,000 29,287
3.90%, 7/15/2025 40,000 42,448
2.30%, 10/15/2025 60,000 60,416
2.01%, 3/13/2026 125,000 124,395
2.08%, 4/22/2026 50,000 49,834
3.20%, 6/15/2026 50,000 51,995
2.95%, 10/01/2026 100,000 103,203
1.05%, 11/19/2026 50,000 47,724
4.13%, 12/15/2026 100,000 108,062
3.96%, 1/29/2027 50,000 53,119
1.04%, 2/04/2027 50,000 47,522
1.58%, 4/22/2027 50,000 48,375
1.47%, 9/22/2027 100,000 95,806
Keybank NA, 1.25%, 3/10/2023 100,000 100,005
KeyCorp, 4.15%, 10/29/2025 75,000 80,541
Kimco Realty Corp., 2.80%, 10/01/2026 50,000 51,035
Lincoln National Corp., 3.35%, 3/09/2025 25,000 26,071
Lloyds Banking Group PLC
4.45%, 5/08/2025 250,000 267,556
2.44%, 2/05/2026 200,000 201,044
4.65%, 3/24/2026 100,000 107,677
Loews Corp., 3.75%, 4/01/2026 50,000 53,398
M&T Bank Corp., 3.55%, 7/26/2023 150,000 154,433
Main Street Capital Corp., 5.20%, 5/01/2024 25,000 26,272
Manulife Financial Corp., 4.15%, 3/04/2026 25,000 26,846
Marsh & McLennan Cos., Inc.
3.30%, 3/14/2023 50,000 50,991
3.88%, 3/15/2024 25,000 26,162
Mastercard, Inc., 3.38%, 4/01/2024 25,000 26,018
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 52,323
MID-America Apartments LP
4.00%, 11/15/2025 25,000 26,605
1.10%, 9/15/2026 35,000 33,187
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/02/2023 25,000 25,601
3.76%, 7/26/2023 85,000 87,889
3.41%, 3/07/2024 100,000 103,459
0.85%, 9/15/2024 50,000 49,336
3.78%, 3/02/2025 200,000 209,891
2.34%, 1/19/2028 200,000 198,130
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 199,880

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
Morgan Stanley
3.75%, 2/25/2023 50,000 51,474
4.10%, 5/22/2023 25,000 25,830
0.73%, 4/05/2024 25,000 24,798
3.74%, 4/24/2024 10,000 10,271
Series F, 3.88%, 4/29/2024 200,000 209,089
3.70%, 10/23/2024 75,000 78,495
0.79%, 5/30/2025 50,000 48,700
2.72%, 7/22/2025 50,000 50,801
4.00%, 7/23/2025 65,000 69,053
Series I, 0.86%, 10/21/2025 25,000 24,236
1.16%, 10/21/2025 225,000 219,602
5.00%, 11/24/2025 125,000 136,921
3.88%, 1/27/2026 60,000 63,658
2.19%, 4/28/2026 75,000 75,117
3.13%, 7/27/2026 75,000 77,582
Series G, 4.35%, 9/08/2026 75,000 81,088
0.99%, 12/10/2026 50,000 47,505
1.59%, 5/04/2027 50,000 48,278
1.51%, 7/20/2027 75,000 72,080
2.48%, 1/21/2028 100,000 99,833
NASDAQ, Inc., 4.25%, 6/01/2024 25,000 26,286
National Australia Bank Ltd., 2.50%, 7/12/2026 50,000 51,202
National Bank of Canada, 2.10%, 2/01/2023 15,000 15,162
National Retail Properties, Inc., 4.00%,
11/15/2025 25,000 26,661
Natwest Group PLC, 4.80%, 4/05/2026 25,000 27,236
NatWest Group PLC
4.52%, 6/25/2024 50,000 51,817
3.75%, 11/01/2029 200,000 205,642
Northern Trust Corp., 3.95%, 10/30/2025 25,000 26,839
Office Properties Income Trust
4.50%, 2/01/2025 20,000 20,840
2.65%, 6/15/2026 25,000 24,377
OMEGA Healthcare Investors, Inc., 4.50%,
1/15/2025 35,000 37,028
Owl Rock Capital Corp.
4.00%, 3/30/2025 50,000 51,277
3.75%, 7/22/2025 35,000 35,536
4.25%, 1/15/2026 25,000 25,857
3.40%, 7/15/2026 25,000 24,884
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 76,033
1.15%, 8/13/2026 50,000 48,378
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 51,799
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 49,977
Prudential Financial, Inc., 1.50%, 3/10/2026 50,000 49,297
Public Storage, 1.50%, 11/09/2026 50,000 49,011
Realty Income Corp.
4.60%, 2/06/2024 25,000 26,314
3.88%, 4/15/2025 25,000 26,473
4.63%, 11/01/2025 75,000 81,735
Regions Financial Corp., 2.25%, 5/18/2025 50,000 50,312
Royal Bank of Canada
Series G, 1.60%, 4/17/2023 150,000 150,767
3.70%, 10/05/2023 50,000 51,934
0.50%, 10/26/2023 25,000 24,629
2.25%, 11/01/2024 100,000 101,274
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
1.15%, 6/10/2025 30,000 29,248
1.20%, 4/27/2026 35,000 33,729
Series G, 1.15%, 7/14/2026 35,000 33,642
Series G, 1.40%, 11/02/2026
(a)
100,000 96,592
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 54,055
Santander Holdings USA, Inc.
3.50%, 6/07/2024 25,000 25,757
4.50%, 7/17/2025 40,000 42,576
3.24%, 10/05/2026 50,000 51,175
Santander UK Group Holdings PLC, 1.53%,
8/21/2026 50,000 48,369
Santander UK PLC, 4.00%, 3/13/2024 100,000 104,785
Simon Property Group LP
2.75%, 6/01/2023 75,000 76,105
3.38%, 10/01/2024 25,000 25,977
3.50%, 9/01/2025 25,000 26,225
3.30%, 1/15/2026 50,000 52,155
Site Centers Corp., 3.63%, 2/01/2025 50,000 51,725
State Street Corp.
3.70%, 11/20/2023 25,000 26,036
3.78%, 12/03/2024 25,000 26,023
3.55%, 8/18/2025 30,000 31,747
2.35%, 11/01/2025 50,000 50,864
2.65%, 5/19/2026 25,000 25,847
1.68%, 11/18/2027 25,000 24,556
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 26,295
Sumitomo Mitsui Financial Group, Inc.
3.75%, 7/19/2023 150,000 154,995
2.35%, 1/15/2025 200,000 202,271
3.78%, 3/09/2026 50,000 53,015
2.63%, 7/14/2026 100,000 101,697
3.01%, 10/19/2026 50,000 51,630
Synchrony Financial
4.38%, 3/19/2024 125,000 130,607
4.50%, 7/23/2025 40,000 42,475
3.70%, 8/04/2026 50,000 51,789
Toronto-Dominion Bank (The)
0.75%, 6/12/2023 30,000 29,810
0.45%, 9/11/2023 25,000 24,654
0.55%, 3/04/2024 35,000 34,288
3.25%, 3/11/2024 50,000 51,757
2.65%, 6/12/2024 100,000 102,315
0.70%, 9/10/2024 50,000 48,770
1.15%, 6/12/2025 30,000 29,245
0.75%, 9/11/2025 50,000 47,862
1.25%, 9/10/2026 35,000 33,605
1.95%, 1/12/2027 100,000 98,729
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 53,889
Truist Bank
3.00%, 2/02/2023 25,000 25,434
2.15%, 12/06/2024 50,000 50,582
3.63%, 9/16/2025 100,000 105,187
Truist Financial Corp.
2.20%, 3/16/2023 75,000 75,738
2.85%, 10/26/2024 50,000 51,542
3.70%, 6/05/2025 30,000 31,682
1.20%, 8/05/2025
(a)
80,000 78,170
1.27%, 3/02/2027 25,000 24,184

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 45.0% (continued)
US Bancorp
3.70%, 1/30/2024 75,000 78,337
3.38%, 2/05/2024 100,000 103,610
3.60%, 9/11/2024 25,000 26,174
3.95%, 11/17/2025 50,000 53,592
Series V, 2.38%, 7/22/2026 25,000 25,461
US Bank NA, 2.80%, 1/27/2025 100,000 103,034
Ventas Realty LP
3.50%, 4/15/2024 50,000 51,746
2.65%, 1/15/2025 25,000 25,481
Visa, Inc., 3.15%, 12/14/2025 50,000 52,442
Vornado Realty LP, 2.15%, 6/01/2026 75,000 73,815
Wells Fargo & Co.
4.13%, 8/15/2023 100,000 103,901
1.65%, 6/02/2024 75,000 75,107
3.30%, 9/09/2024 50,000 51,837
3.00%, 2/19/2025 25,000 25,713
0.81%, 5/19/2025 15,000 14,648
3.55%, 9/29/2025 50,000 52,479
2.41%, 10/30/2025 50,000 50,378
2.16%, 2/11/2026 285,000 285,115
3.00%, 4/22/2026 50,000 51,431
2.19%, 4/30/2026 175,000 175,095
3.00%, 10/23/2026 100,000 102,823
3.20%, 6/17/2027 100,000 103,458
Welltower, Inc.
4.00%, 6/01/2025 20,000 21,210
4.25%, 4/01/2026 65,000 70,098
Western Union Co. (The), 2.85%, 1/10/2025 50,000 51,031
Westpac Banking Corp.
3.65%, 5/15/2023 125,000 128,966
3.30%, 2/26/2024 50,000 51,943
1.02%, 11/18/2024 100,000 98,333
1.15%, 6/03/2026 50,000 48,355
2.70%, 8/19/2026 40,000 41,222
25,837,185
Industrial – 7.0%
3M Co.
3.25%, 2/14/2024 40,000 41,477
2.00%, 2/14/2025 75,000 75,714
2.25%, 9/19/2026 25,000 25,277
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 52,522
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 66,795
Berry Global, Inc., 0.95%, 2/15/2024 50,000 49,119
Boeing Co. (The)
4.51%, 5/01/2023 40,000 41,357
1.95%, 2/01/2024 50,000 50,217
4.88%, 5/01/2025 70,000 75,396
2.75%, 2/01/2026 125,000 126,773
2.20%, 2/04/2026 275,000 270,448
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 20,000 20,698
3.75%, 4/01/2024 50,000 52,151
3.65%, 9/01/2025 15,000 15,887
Carrier Global Corp., 2.24%, 2/15/2025 50,000 50,522
Caterpillar Financial Services Corp.
0.25%, 3/01/2023 25,000 24,802
0.45%, 9/14/2023 50,000 49,385
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 7.0% (continued)
3.75%, 11/24/2023 60,000 62,563
0.45%, 5/17/2024 20,000 19,520
3.25%, 12/01/2024 123,000 128,187
0.80%, 11/13/2025
(a)
25,000 24,089
1.15%, 9/14/2026 50,000 48,253
CNH Industrial Capital LLC
1.95%, 7/02/2023 75,000 75,329
1.88%, 1/15/2026 25,000 24,678
CSX Corp., 3.35%, 11/01/2025 25,000 26,201
FedEx Corp., 3.25%, 4/01/2026 25,000 26,238
Flex Ltd.
5.00%, 2/15/2023 10,000 10,364
4.75%, 6/15/2025 20,000 21,459
GATX Corp.
4.35%, 2/15/2024 50,000 52,541
3.25%, 9/15/2026 50,000 51,658
General Dynamics Corp.
3.38%, 5/15/2023 225,000 231,012
2.38%, 11/15/2024 25,000 25,482
3.25%, 4/01/2025 25,000 26,060
3.50%, 5/15/2025 15,000 15,757
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 24,681
2.50%, 11/01/2026 50,000 51,317
Huntington Ingalls Industries, Inc., 0.67%,
8/16/2023
(b)
60,000 59,040
Jabil, Inc., 1.70%, 4/15/2026 25,000 24,396
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 50,000 53,291
John Deere Capital Corp.
2.80%, 3/06/2023 100,000 102,006
0.70%, 7/05/2023 10,000 9,930
0.40%, 10/10/2023 15,000 14,793
2.65%, 6/24/2024 90,000 92,325
2.65%, 6/10/2026 25,000 25,741
1.05%, 6/17/2026 25,000 24,184
2.25%, 9/14/2026 25,000 25,291
1.30%, 10/13/2026 25,000 24,320
L3harris Technologies, Inc., 3.85%, 6/15/2023 75,000 77,199
Legrand France SA, 8.50%, 2/15/2025 50,000 59,496
Lockheed Martin Corp., 3.55%, 1/15/2026 50,000 53,030
Norfolk Southern Corp.
3.85%, 1/15/2024 10,000 10,380
3.65%, 8/01/2025 25,000 26,340
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 77,156
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 25,053
Owens Corning, 3.40%, 8/15/2026 25,000 26,071
Packaging Corp. of America, 3.65%, 9/15/2024 40,000 41,722
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 20,619
3.95%, 8/16/2025 150,000 159,800
Republic Services, Inc.
2.50%, 8/15/2024 30,000 30,403
0.88%, 11/15/2025 125,000 119,036
Ryder System, Inc.
3.75%, 6/09/2023 25,000 25,726
2.50%, 9/01/2024 25,000 25,423
3.35%, 9/01/2025 25,000 25,977

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 7.0% (continued)
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 25,386
Teledyne Technologies, Inc., 1.60%, 4/01/2026 25,000 24,302
Trimble, Inc., 4.15%, 6/15/2023 10,000 10,327
Tyco Electronics Group SA, 3.70%, 2/15/2026 100,000 105,661
Union Pacific Corp.
2.75%, 4/15/2023 100,000 101,432
3.65%, 2/15/2024 32,000 33,216
3.15%, 3/01/2024 25,000 25,821
2.75%, 3/01/2026 50,000 51,425
United Parcel Service, Inc.
2.50%, 4/01/2023 50,000 50,742
2.20%, 9/01/2024 15,000 15,226
2.80%, 11/15/2024 25,000 25,788
Vontier Corp., 1.80%, 4/01/2026 50,000 48,054
Vulcan Materials Co., 4.50%, 4/01/2025 25,000 26,771
Waste Management, Inc., 0.75%, 11/15/2025 25,000 23,868
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 75,000 77,003
WRKCo, Inc.
3.00%, 9/15/2024 40,000 41,083
3.75%, 3/15/2025 25,000 26,253
4,005,035
Technology – 8.2%
Adobe, Inc., 1.70%, 2/01/2023 75,000 75,584
Altera Corp., 4.10%, 11/15/2023 75,000 78,440
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 51,681
Apple, Inc.
2.40%, 5/03/2023 135,000 137,229
0.75%, 5/11/2023 250,000 249,079
2.85%, 5/11/2024 25,000 25,727
1.80%, 9/11/2024 100,000 100,840
2.50%, 2/09/2025 50,000 51,187
1.13%, 5/11/2025 75,000 73,687
3.20%, 5/13/2025 50,000 52,300
0.55%, 8/20/2025 25,000 23,956
0.70%, 2/08/2026 25,000 23,993
3.25%, 2/23/2026 75,000 78,649
2.45%, 8/04/2026 35,000 35,783
2.05%, 9/11/2026 50,000 50,252
Autodesk, Inc., 4.38%, 6/15/2025 25,000 26,741
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 50,000 51,730
Broadcom, Inc.
3.63%, 10/15/2024 45,000 46,922
3.15%, 11/15/2025 25,000 25,756
3.46%, 9/15/2026 75,000 78,073
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 50,000 50,636
Citrix Systems, Inc., 1.25%, 3/01/2026 90,000 87,050
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 70,000 73,295
5.85%, 7/15/2025 25,000 27,876
6.02%, 6/15/2026 100,000 113,485
Electronic Arts, Inc., 4.80%, 3/01/2026 20,000 21,944
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 33,496
Fiserv, Inc.
3.80%, 10/01/2023 35,000 36,242
2.75%, 7/01/2024 110,000 112,213
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Technology – 8.2% (continued)
3.20%, 7/01/2026 25,000 25,918
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 10,000 10,364
Hewlett Packard Enterprise Co.
2.25%, 4/01/2023 85,000 85,846
4.45%, 10/02/2023 10,000 10,446
1.45%, 4/01/2024 25,000 24,806
4.90%, 10/15/2025 25,000 27,173
1.75%, 4/01/2026 100,000 97,913
HP, Inc., 2.20%, 6/17/2025 70,000 70,186
Intel Corp.
3.40%, 3/25/2025 25,000 26,128
3.70%, 7/29/2025 60,000 63,515
International Business Machines Corp.
3.38%, 8/01/2023 25,000 25,775
3.00%, 5/15/2024 150,000 154,654
7.00%, 10/30/2025 25,000 29,440
3.30%, 5/15/2026 100,000 104,627
Intuit, Inc., 0.95%, 7/15/2025 65,000 62,963
KLA Corp., 4.65%, 11/01/2024 60,000 64,075
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(b)
25,000 23,909
LAM Research Corp.
3.80%, 3/15/2025 25,000 26,407
3.75%, 3/15/2026 25,000 26,718
Leidos, Inc.
2.95%, 5/15/2023 35,000 35,568
3.63%, 5/15/2025 10,000 10,409
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 24,236
Microsoft Corp.
2.38%, 5/01/2023 10,000 10,135
3.63%, 12/15/2023 125,000 129,844
2.70%, 2/12/2025 25,000 25,802
3.13%, 11/03/2025 50,000 52,356
2.40%, 8/08/2026 125,000 127,989
NetApp, Inc., 1.88%, 6/22/2025 25,000 24,695
NVIDIA Corp., 3.20%, 9/16/2026 50,000 52,747
NXP BV / NXP Funding LLC
4.88%, 3/01/2024
(b)
35,000 37,093
5.35%, 3/01/2026
(b)
25,000 27,751
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 5/01/2025
(b)
50,000 50,822
3.88%, 6/18/2026
(b)
25,000 26,459
Oracle Corp.
2.63%, 2/15/2023 25,000 25,325
3.63%, 7/15/2023 25,000 25,758
2.40%, 9/15/2023 60,000 60,710
3.40%, 7/08/2024 50,000 51,550
2.95%, 11/15/2024 75,000 76,706
2.50%, 4/01/2025 50,000 50,431
2.95%, 5/15/2025 40,000 40,790
1.65%, 3/25/2026 150,000 145,205
2.65%, 7/15/2026 75,000 75,512
QUALCOMM, Inc., 2.90%, 5/20/2024 50,000 51,475
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 20,637
2.35%, 9/15/2024 20,000 20,225
1.00%, 9/15/2025 50,000 48,021
Salesforce.com, Inc., 3.25%, 4/11/2023 75,000 76,801
Skyworks Solutions, Inc., 0.90%, 6/01/2023 20,000 19,809

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Technology – 8.2% (continued)
Texas Instruments, Inc.
2.25%, 5/01/2023 50,000 50,533
1.38%, 3/12/2025 50,000 49,510
TSMC Arizona Corp., 1.75%, 10/25/2026 25,000 24,587
VMware, Inc.
1.00%, 8/15/2024 50,000 48,857
1.40%, 8/15/2026 50,000 47,920
Western Digital Corp., 4.75%, 2/15/2026 100,000 105,008
Xilinx, Inc., 2.95%, 6/01/2024 90,000 91,996
4,697,981
Utilities – 5.0%
Aep Transmission Co. LLC, 3.10%, 12/01/2026 50,000 51,866
AES Corp. (The), 1.38%, 1/15/2026 75,000 71,774
Ameren Corp., 2.50%, 9/15/2024 40,000 40,568
Atmos Energy Corp., 0.63%, 3/09/2023 40,000 39,773
Avangrid, Inc.
3.15%, 12/01/2024 15,000 15,446
3.20%, 4/15/2025 20,000 20,682
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 50,000 51,782
4.05%, 4/15/2025 25,000 26,658
Black Hills Corp.
4.25%, 11/30/2023 35,000 36,460
3.95%, 1/15/2026 10,000 10,544
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 9,671
Cleveland Electric Illuminating Co. (The), 5.50%,
8/15/2024 10,000 10,916
CMS Energy Corp., 3.00%, 5/15/2026 10,000 10,288
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 28,680
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 61,539
Series D, 2.85%, 8/15/2026 50,000 51,251
DTE Energy Co.
Series C, 2.53%, 10/01/2024 25,000 25,409
Series F, 1.05%, 6/01/2025 50,000 48,214
2.85%, 10/01/2026 25,000 25,617
Duke Energy Carolinas LLC, 3.05%, 3/15/2023 20,000 20,395
Duke Energy Corp., 3.75%, 4/15/2024 50,000 51,953
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 78,544
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 52,076
Eastern Energy Gas Holdings LLC
3.55%, 11/01/2023 10,000 10,287
Series A, 2.50%, 11/15/2024 25,000 25,447
Edison International
2.95%, 3/15/2023 50,000 50,559
3.55%, 11/15/2024 45,000 46,634
Emera US Finance LP, 3.55%, 6/15/2026 25,000 26,105
Entergy Corp., 2.95%, 9/01/2026 25,000 25,696
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 54,447
Entergy Louisiana LLC, 0.62%, 11/17/2023 65,000 64,161
Evergy Kansas Central, Inc., 2.55%, 7/01/2026 25,000 25,524
Evergy Metro, Inc., 3.15%, 3/15/2023 25,000 25,364
Evergy, Inc., 2.45%, 9/15/2024 25,000 25,247
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 10,237
Series Q, 0.80%, 8/15/2025 25,000 23,868
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.0% (continued)
Series U, 1.40%, 8/15/2026 50,000 48,173
Exelon Corp.
3.95%, 6/15/2025 25,000 26,349
3.40%, 4/15/2026 20,000 20,950
Florida Power & Light Co.
3.25%, 6/01/2024 50,000 51,621
2.85%, 4/01/2025 100,000 102,902
3.13%, 12/01/2025 25,000 26,072
Georgia Power Co., Series A, 2.10%, 7/30/2023 100,000 100,902
Iberdrola International BV, 5.81%, 3/15/2025 35,000 39,213
Interstate Power and Light Co., 3.25%,
12/01/2024 15,000 15,533
Ipalco Enterprises, Inc., 3.70%, 9/01/2024 25,000 25,982
National Fuel Gas Co., 3.75%, 3/01/2023 25,000 25,394
National Rural Utilities Cooperative Finance
Corp.
2.70%, 2/15/2023 50,000 50,728
2.95%, 2/07/2024 25,000 25,624
3.25%, 11/01/2025 85,000 88,740
NiSource, Inc., 0.95%, 8/15/2025 75,000 71,700
Oklahoma Gas & Electric Co., 0.55%, 5/26/2023 10,000 9,894
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 25,591
Pacific Gas & Electric Co.
1.70%, 11/15/2023 75,000 74,194
3.45%, 7/01/2025 50,000 51,074
3.15%, 1/01/2026 50,000 50,129
Public Service Electric & Gas Co., 0.95%,
3/15/2026 100,000 96,248
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024 10,000 10,214
0.80%, 8/15/2025 35,000 33,436
San Diego Gas & Electric Co.
Series NNN, 3.60%, 9/01/2023 10,000 10,295
2.50%, 5/15/2026 25,000 25,469
Southern California Edison Co.
0.70%, 4/03/2023 50,000 49,514
Series D, 3.40%, 6/01/2023 20,000 20,434
Series C, 3.50%, 10/01/2023 25,000 25,682
Southern California Gas Co., Series TT, 2.60%,
6/15/2026 10,000 10,223
Southern Co. (The)
2.95%, 7/01/2023 25,000 25,463
3.25%, 7/01/2026 65,000 67,515
Series B, 4.00%, 1/15/2051 25,000 25,195
Southern Co. Gas Capital Corp., 2.45%,
10/01/2023 75,000 76,198
Southern Power Co., 0.90%, 1/15/2026 35,000 33,385
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 82,979
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 10,340
Series A, 3.15%, 1/15/2026 25,000 26,010
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 20,188
Xcel Energy, Inc.
0.50%, 10/15/2023 10,000 9,848

See Notes to Statements of Investments
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.0% (continued)
3.30%, 6/01/2025 30,000 31,186
2,874,269
Total Corporate Bonds (cost $57,702,155) 56,795,294
Shares
Investment Companies – 3.1%
Registered Investment Companies – 3.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $1,777,181) 1,777,181 1,777,181
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $93,350) 93,350 93,350
Total Investments (cost $59,572,686) 102.3% 58,665,825
Liabilities, Less Cash and Receivables (2.3)% (1,319,062)
Net Assets 100.0% 57,346,763
(a)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $285,908 and the value of the collateral was $294,702, consisting of cash collateral of
$93,350 and U.S. Government & Agency securities valued at $201,352. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $370,264 or 0.65% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2022.

STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1%
Basic Materials – 3.8%
Alcoa Nederland Holding BV, 5.50%,
12/15/2027
(a)
10,000 10,528
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 21,620
Allegheny Technologies, Inc., 5.88%,
12/01/2027 18,000 18,350
Arconic Corp.
6.00%, 5/15/2025
(a)
20,000 20,695
6.13%, 2/15/2028
(a)
30,000 31,155
Ashland LLC, 3.38%, 9/01/2031
(a)
10,000 9,450
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
40,000 39,302
7.50%, 9/30/2029
(a)
30,000 29,080
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
35,000 32,466
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
15,000 15,682
Big River Steel LLC / BRS Finance Corp., 6.63%,
1/31/2029
(a)
32,000 33,980
Carpenter Technology Corp.
4.45%, 3/01/2023 5,000 5,054
6.38%, 7/15/2028 15,000 15,630
Century Aluminum Co., 7.50%, 4/01/2028
(a)
20,000 21,185
Chemours Co. (The)
5.38%, 5/15/2027
(b)
28,000 28,803
5.75%, 11/15/2028
(a)
15,000 15,272
Clearwater Paper Corp., 4.75%, 8/15/2028
(a)
35,000 35,052
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025
(a)
17,000 19,002
6.75%, 3/15/2026
(a)
5,000 5,248
5.88%, 6/01/2027
(b)
20,000 20,681
4.63%, 3/01/2029
(a)(b)
15,000 14,586
4.88%, 3/01/2031
(a)(b)
15,000 14,698
6.25%, 10/01/2040 12,000 12,512
Commercial Metals Co.
4.88%, 5/15/2023 35,000 35,920
5.38%, 7/15/2027 10,000 10,454
3.88%, 2/15/2031 4,000 3,825
Compass Minerals International, Inc., 4.88%,
7/15/2024
(a)
22,000 22,357
Consolidated Energy Finance SA, 6.50%,
5/15/2026
(a)
30,000 30,562
Domtar Corp., 6.75%, 10/01/2028
(a)
30,000 29,640
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
35,000 33,672
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
34,000 35,325
4.50%, 9/15/2027
(a)
30,000 30,770
4.38%, 4/01/2031
(a)
80,000 80,410
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 5,000 5,246
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
(a)
32,000 32,676
Glatfelter Corp., 4.75%, 11/15/2029
(a)
30,000 30,318
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 15,797
HB Fuller Co.
4.00%, 2/15/2027 40,000 41,339
4.25%, 10/15/2028 30,000 29,804
Hecla Mining Co., 7.25%, 2/15/2028 17,000 18,157
Hexion , Inc., 7.88%, 7/15/2027
(a)
15,000 15,894
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
30,000 31,786
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Basic Materials – 3.8% (continued)
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 14,700
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
5,000 5,131
Ingevity Corp.
4.50%, 2/01/2026
(a)
26,000 26,006
3.88%, 11/01/2028
(a)
15,000 14,185
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
22,000 23,646
Iris Holdings, Inc., 8.75%, 2/15/2026
(a)(c)
45,000 45,458
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
(a)
24,000 25,932
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
25,000 26,223
Kaiser Aluminum Corp., 4.63%, 3/01/2028
(a)
38,000 36,606
Kraton Polymers LLC / Kraton Polymers Capital
Corp., 4.25%, 12/15/2025
(a)
35,000 36,596
Mercer International, Inc., 5.50%, 1/15/2026 10,000 10,048
Methanex Corp.
4.25%, 12/01/2024 10,000 10,340
5.13%, 10/15/2027 30,000 30,394
5.25%, 12/15/2029 20,000 20,220
5.65%, 12/01/2044 40,000 38,534
Mineral Resources Ltd., 8.13%, 5/01/2027
(a)
15,000 16,050
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 15,170
New Gold, Inc., 7.50%, 7/15/2027
(a)
75,000 79,134
Novelis Corp., 4.75%, 1/30/2030
(a)
53,000 52,891
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
(a)
50,000 51,517
Olin Corp.
5.13%, 9/15/2027 11,000 11,225
5.63%, 8/01/2029
(b)
3,000 3,146
5.00%, 2/01/2030 30,000 30,588
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%, 5/15/2026
(a)
45,000 43,141
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
17,000 17,294
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)(b)
40,000 39,409
7.63%, 1/15/2026
(a)
46,000 47,028
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
(a)
32,000 31,853
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)(b)
50,000 46,879
6.63%, 5/01/2029
(a)(b)
35,000 32,643
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
50,000 50,400
Sylvamo Corp., 7.00%, 9/01/2029
(a)
40,000 41,211
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
(a)
15,000 15,183
Tronox , Inc.
6.50%, 5/01/2025
(a)
10,000 10,387
4.63%, 3/15/2029
(a)
60,000 57,942
U.S. Steel Corp.
6.88%, 3/01/2029 20,000 20,373
6.65%, 6/01/2037 35,000 36,469
Valvoline, Inc.
4.25%, 2/15/2030
(a)
50,000 48,275
3.63%, 6/15/2031
(a)
40,000 36,706

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Basic Materials – 3.8% (continued)
WR Grace Holdings LLC
5.63%, 10/01/2024
(a)
11,000 11,453
5.63%, 8/15/2029
(a)
30,000 28,955
2,243,324
Communications – 17.2%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
40,000 39,967
Altice Financing SA
5.00%, 1/15/2028
(a)
25,000 23,154
5.75%, 8/15/2029
(a)
70,000 65,404
Altice France Holding SA
10.50%, 5/15/2027
(a)
50,000 53,061
6.00%, 2/15/2028
(a)
65,000 59,318
Altice France SA
8.13%, 2/01/2027
(a)
50,000 52,903
5.50%, 1/15/2028
(a)
22,000 21,027
5.13%, 1/15/2029
(a)
25,000 23,333
5.13%, 7/15/2029
(a)
85,000 78,651
5.50%, 10/15/2029
(a)
50,000 47,377
AMC Networks, Inc.
5.00%, 4/01/2024 8,000 8,036
4.75%, 8/01/2025 7,000 7,069
4.25%, 2/15/2029
(b)
30,000 28,917
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
25,000 22,917
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 18,874
6.13%, 12/01/2028
(a)
15,000 14,568
Audacy Capital Corp., 6.50%, 5/01/2027
(a)
36,000 34,223
Avaya, Inc., 6.13%, 9/15/2028
(a)
95,000 97,153
Belo Corp.
7.75%, 6/01/2027 13,000 15,064
7.25%, 9/15/2027 35,000 39,890
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 14,782
C&W Senior Financing Dac , 6.88%, 9/15/2027
(a)
25,000 26,035
Cars.com, Inc., 6.38%, 11/01/2028
(a)
20,000 20,809
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/01/2027
(a)
150,000 153,732
5.00%, 2/01/2028
(a)
90,000 91,117
5.38%, 6/01/2029
(a)
120,000 123,692
4.75%, 3/01/2030
(a)
105,000 104,251
4.50%, 8/15/2030
(a)
120,000 117,003
4.25%, 2/01/2031
(a)
145,000 138,497
4.75%, 2/01/2032
(a)
60,000 59,112
4.50%, 5/01/2032 125,000 120,471
4.50%, 6/01/2033
(a)
90,000 85,604
4.25%, 1/15/2034
(a)
100,000 92,702
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
30,000 30,162
Clear Channel International BV, 6.63%,
8/01/2025
(a)
20,000 20,645
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028
(a)(b)
50,000 51,937
7.50%, 6/01/2029
(a)
50,000 51,794
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
21,000 21,105
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
31,000 30,194
5.00%, 3/15/2027
(a)
40,000 35,590
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Communications – 17.2% (continued)
CommScope , Inc.
6.00%, 3/01/2026
(a)
35,000 35,471
8.25%, 3/01/2027
(a)
21,000 20,537
7.13%, 7/01/2028
(a)
20,000 18,754
4.75%, 9/01/2029
(a)
40,000 38,307
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
75,000 77,717
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
10,000 9,706
6.50%, 10/01/2028
(a)
20,000 20,632
CSC Holdings LLC
5.25%, 6/01/2024 25,000 25,752
5.50%, 4/15/2027
(a)
35,000 35,774
5.38%, 2/01/2028
(a)
26,000 26,089
6.50%, 2/01/2029
(a)
60,000 62,491
5.75%, 1/15/2030
(a)
70,000 65,951
4.13%, 12/01/2030
(a)
25,000 22,851
4.63%, 12/01/2030
(a)
90,000 80,124
3.38%, 2/15/2031
(a)
20,000 17,458
4.50%, 11/15/2031
(a)
50,000 46,603
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
15,000 15,451
Diamond Sports Group LLC / Diamond Sports
Finance Co., 6.63%, 8/15/2027
(a)
20,000 5,267
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
180,000 180,585
DISH DBS Corp.
5.00%, 3/15/2023 70,000 71,092
5.88%, 11/15/2024 64,000 64,431
7.75%, 7/01/2026 100,000 103,033
5.25%, 12/01/2026
(a)
105,000 101,893
7.38%, 7/01/2028 60,000 58,049
5.75%, 12/01/2028
(a)
80,000 76,866
5.13%, 6/01/2029 125,000 109,073
DKT Finance ApS , 9.38%, 6/17/2023
(a)
20,000 20,200
Embarq Corp., 8.00%, 6/01/2036 72,000 74,142
Endure Digital, Inc., 6.00%, 2/15/2029
(a)
45,000 40,047
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
30,000 30,883
5.00%, 5/01/2028
(a)
70,000 69,414
6.75%, 5/01/2029
(a)
25,000 25,063
5.88%, 11/01/2029 20,000 19,312
6.00%, 1/15/2030
(a)
40,000 38,592
Frontier North, Inc., Series G, 6.73%, 2/15/2028 70,000 72,100
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
60,000 61,106
GCI LLC, 4.75%, 10/15/2028
(a)
65,000 64,195
Getty Images, Inc., 9.75%, 3/01/2027
(a)
35,000 36,777
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
17,000 17,472
3.50%, 3/01/2029
(a)
40,000 37,306
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
25,000 24,672
Gray Television, Inc.
5.88%, 7/15/2026
(a)
2,000 2,049
7.00%, 5/15/2027
(a)
10,000 10,603
4.75%, 10/15/2030
(a)
25,000 23,995
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
50,000 48,572
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 21,279

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Communications – 17.2% (continued)
6.63%, 8/01/2026 40,000 43,017
iHeartCommunications , Inc.
6.38%, 5/01/2026 20,000 20,724
8.38%, 5/01/2027 68,000 71,194
5.25%, 8/15/2027
(a)
40,000 40,690
Iliad Holding SASU
6.50%, 10/15/2026
(a)
70,000 70,992
7.00%, 10/15/2028
(a)
50,000 50,683
Intrado Corp., 8.50%, 10/15/2025
(a)(b)
34,000 33,294
Koninklijke KPN NV, 7.00%, 3/28/2073
(a)
50,000 51,951
Lamar Media Corp.
4.88%, 1/15/2029 10,000 10,170
4.00%, 2/15/2030 30,000 28,803
3.63%, 1/15/2031 15,000 13,976
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
73,000 75,876
5.13%, 7/15/2029
(a)
50,000 48,956
Level 3 Financing, Inc.
5.38%, 5/01/2025 40,000 40,627
4.63%, 9/15/2027
(a)
30,000 29,851
4.25%, 7/01/2028
(a)
35,000 33,429
3.63%, 1/15/2029
(a)
55,000 50,117
3.75%, 7/15/2029
(a)
40,000 36,620
Liberty Interactive LLC
8.50%, 7/15/2029 25,000 25,981
8.25%, 2/01/2030 45,000 46,783
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(c)
123,080 91,759
LogMeIn, Inc., 5.50%, 9/01/2027
(a)
40,000 39,034
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/2023 30,000 31,843
Series Y, 7.50%, 4/01/2024 42,000 44,887
5.63%, 4/01/2025 15,000 15,507
5.13%, 12/15/2026
(a)
46,000 46,433
4.00%, 2/15/2027
(a)
41,000 39,446
Series G, 6.88%, 1/15/2028 5,000 5,360
4.50%, 1/15/2029
(a)
50,000 45,797
5.38%, 6/15/2029
(a)
40,000 38,002
Series P, 7.60%, 9/15/2039 10,000 10,024
Series U, 7.65%, 3/15/2042 30,000 30,086
Match Group Holdings II LLC
4.63%, 6/01/2028
(a)
30,000 29,668
3.63%, 10/01/2031
(a)
40,000 36,702
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
40,000 37,986
8.00%, 8/01/2029
(a)
35,000 33,037
Midas OpCo Holdings LLC, 5.63%, 8/15/2029
(a)
30,000 29,517
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
10,000 10,136
Millennium Escrow Corp., 6.63%, 8/01/2026
(a)
30,000 29,781
Netflix, Inc.
5.88%, 2/15/2025 50,000 54,985
4.38%, 11/15/2026 30,000 32,199
4.88%, 4/15/2028 40,000 44,015
5.88%, 11/15/2028 80,000 92,761
6.38%, 5/15/2029 50,000 59,703
5.38%, 11/15/2029
(a)
55,000 62,903
4.88%, 6/15/2030
(a)(b)
46,000 51,378
News Corp., 3.88%, 5/15/2029
(a)
60,000 57,593
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Communications – 17.2% (continued)
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
50,000 51,450
4.75%, 11/01/2028
(a)(b)
45,000 44,552
Nokia OYJ
4.38%, 6/12/2027 8,000 8,303
6.63%, 5/15/2039 10,000 12,701
NortonLifeLock , Inc., 5.00%, 4/15/2025
(a)
35,000 35,127
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
30,000 31,205
5.00%, 8/15/2027
(a)
20,000 19,868
4.25%, 1/15/2029
(a)
15,000 14,168
4.63%, 3/15/2030
(a)
25,000 24,002
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
60,000 60,573
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)(b)
25,000 24,119
6.50%, 9/15/2028
(a)
30,000 28,922
Rakuten Group, Inc.
5.13%
(a)(d)
50,000 49,728
6.25%
(a)(d)
50,000 51,627
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
15,000 14,322
5.38%, 1/15/2031
(a)(b)
30,000 29,669
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
25,000 25,620
Sinclair Television Group, Inc., 5.50%,
3/01/2030
(a)
56,000 51,896
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
20,000 19,228
5.00%, 8/01/2027
(a)
60,000 61,350
4.00%, 7/15/2028
(a)
85,000 82,225
5.50%, 7/01/2029
(a)
30,000 31,153
4.13%, 7/01/2030
(a)
100,000 95,420
3.88%, 9/01/2031
(a)
70,000 64,741
Sprint Capital Corp.
6.88%, 11/15/2028 84,000 100,361
8.75%, 3/15/2032 85,000 118,743
Sprint Communications, Inc., 6.00%,
11/15/2022 64,000 65,930
Sprint Corp.
7.88%, 9/15/2023 120,000 129,596
7.13%, 6/15/2024 70,000 76,312
7.63%, 2/15/2025 40,000 44,503
7.63%, 3/01/2026 65,000 74,611
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 14,330
TEGNA, Inc.
4.75%, 3/15/2026
(a)
30,000 30,485
4.63%, 3/15/2028 23,000 22,544
5.00%, 9/15/2029 31,000 30,563
Telecom Italia Capital SA
6.38%, 11/15/2033 60,000 61,135
6.00%, 9/30/2034 45,000 44,263
7.20%, 7/18/2036 30,000 31,858
7.72%, 6/04/2038 10,000 10,831
Telecom Italia SpA , 5.30%, 5/30/2024
(a)
30,000 30,961
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
(a)
13,000 10,505
6.50%, 10/15/2027
(a)
40,000 24,578

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Communications – 17.2% (continued)
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
(a)
30,000 31,665
T-Mobile USA, Inc.
2.25%, 2/15/2026 50,000 48,204
2.63%, 4/15/2026 45,000 44,104
5.38%, 4/15/2027 25,000 25,785
4.75%, 2/01/2028 45,000 46,528
2.63%, 2/15/2029 50,000 47,017
3.38%, 4/15/2029
(a)
40,000 39,115
3.38%, 4/15/2029 30,000 29,477
2.88%, 2/15/2031 40,000 37,601
3.50%, 4/15/2031 65,000 63,566
3.50%, 4/15/2031
(a)
40,000 39,126
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
40,000 41,540
Trilogy International South Pacific LLC / TISP
Finance, Inc., 8.88%, 5/15/2023
(a)
10,506 10,504
Tripadvisor , Inc., 7.00%, 7/15/2025
(a)
15,000 15,707
Twitter, Inc., 3.88%, 12/15/2027
(a)
35,000 34,944
U.S. Cellular Corp., 6.70%, 12/15/2033
(b)
75,000 83,415
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
25,000 26,146
8.00%, 11/01/2026
(a)
70,000 74,319
7.50%, 9/15/2027
(a)
32,000 34,161
4.50%, 8/15/2029
(a)
100,000 96,798
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
53,000 53,465
9.50%, 5/01/2025
(a)
15,000 15,901
6.63%, 6/01/2027
(a)
40,000 42,242
4.50%, 5/01/2029
(a)
70,000 69,380
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
40,000 39,548
UPC Holding BV, 5.50%, 1/15/2028
(a)
15,000 15,243
Veon Holdings BV
4.00%, 4/09/2025
(a)
75,000 72,942
3.38%, 11/25/2027
(a)
50,000 45,630
ViacomCBS , Inc., 6.25%, 2/28/2057 42,000 46,200
ViaSat , Inc.
5.63%, 4/15/2027
(a)
12,000 12,204
6.50%, 7/15/2028
(a)
25,000 24,860
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
30,000 28,789
Videotron Ltd.
5.38%, 6/15/2024
(a)
30,000 31,331
5.13%, 4/15/2027
(a)
40,000 40,894
3.63%, 6/15/2029
(a)
40,000 38,737
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
30,000 28,282
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
25,000 25,503
4.50%, 8/15/2030
(a)
25,000 23,799
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
40,000 37,711
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
50,000 46,331
4.75%, 7/15/2031
(a)
50,000 48,059
Vodafone Group PLC
7.00%, 4/04/2079 81,000 93,164
3.25%, 6/04/2081 40,000 38,198
4.13%, 6/04/2081 50,000 47,661
5.13%, 6/04/2081 25,000 24,509
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
50,000 48,244
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
30,000 30,243
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Communications – 17.2% (continued)
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
41,000 38,782
6.13%, 3/01/2028
(a)
38,000 36,005
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)
25,000 25,668
Ziggo BV, 4.88%, 1/15/2030
(a)
50,000 48,416
10,133,893
Consumer, Cyclical – 20.1%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
15,000 15,501
3.88%, 1/15/2028
(a)
75,000 73,230
4.38%, 1/15/2028
(a)
20,000 19,706
3.50%, 2/15/2029
(a)
70,000 66,369
4.00%, 10/15/2030
(a)
100,000 92,835
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
10,000 10,642
Adient US LLC, 9.00%, 4/15/2025
(a)
10,000 10,598
Affinity Gaming, 6.88%, 12/15/2027
(a)
50,000 51,113
Air Canada, 3.88%, 8/15/2026
(a)
60,000 58,576
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
30,000 30,016
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 10,142
5.88%, 6/01/2029
(a)
15,000 15,797
3.75%, 1/30/2031
(a)
20,000 18,605
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026
(a)
5,000 5,291
10.00%, 6/15/2026
(a)
60,000 56,201
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)(b)
7,000 6,493
American Airlines Pass-Through Trust
Series 2013-2, , Class A4.95%, 7/15/2024 36,945 37,244
Series 2013-1, , Class A4.00%, 7/15/2025 97,455 93,762
Series 2014-1, , Class A3.70%, 10/01/2026 81,298 80,866
Series 2015-1, , Class A3.38%, 5/01/2027 67,637 66,505
Series 2016-1, , Class A4.10%, 1/15/2028 29,525 28,583
Series 2016-2, , Class A3.65%, 6/15/2028 71,099 68,535
Series 2016-3, , Class A3.25%, 10/15/2028 23,150 21,857
Series 2021-1, , Class B3.95%, 7/11/2030 50,000 48,771
American Airlines, Inc., 11.75%, 7/15/2025
(a)
65,000 78,770
American Airlines, Inc./ Aadvantage Loyalty Ip
Ltd.
5.50%, 4/20/2026
(a)
55,000 56,300
5.75%, 4/20/2029
(a)
60,000 61,491
American Axle & Manufacturing, Inc., 5.00%,
10/01/2029
(b)
20,000 18,505
American Builders & Contractors Supply Co.,
Inc., 4.00%, 1/15/2028
(a)
45,000 44,074
American Greetings Corp., 8.75%, 4/15/2025
(a)
20,000 20,474
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
30,000 30,391
6.38%, 5/01/2025
(a)
35,000 36,241
5.00%, 2/01/2028
(a)
46,000 45,660
Arko Corp., 5.13%, 11/15/2029
(a)
65,000 61,811
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,152
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 9,949
4.63%, 11/15/2029
(a)
75,000 73,958
4.75%, 3/01/2030 11,000 10,860

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.63%, 1/15/2028
(a)
5,000 5,258
4.63%, 4/01/2030
(a)
10,000 9,863
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 53,440
Avient Corp., 5.75%, 5/15/2025
(a)
35,000 35,931
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
30,000 35,878
6.69%, 1/15/2027 5,000 5,628
5.25%, 2/01/2028 25,000 26,240
7.50%, 6/15/2029 15,000 16,381
6.63%, 10/01/2030
(a)
60,000 64,590
6.88%, 11/01/2035 10,000 11,499
6.75%, 7/01/2036 15,000 17,048
7.60%, 7/15/2037 34,000 39,174
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
40,000 39,982
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026
(a)
13,000 13,280
Beazer Homes USA, Inc., 5.88%, 10/15/2027 40,000 40,989
Bluelinx Holdings, Inc., 6.00%, 11/15/2029
(a)
65,000 64,315
Boyd Gaming Corp.
4.75%, 12/01/2027 45,000 44,822
4.75%, 6/15/2031
(a)
25,000 24,616
Brinker International, Inc.
3.88%, 5/15/2023 40,000 40,531
5.00%, 10/01/2024
(a)
40,000 41,577
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp., 6.25%,
9/15/2027
(a)
35,000 36,073
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 4.88%,
2/15/2030
(a)
10,000 9,700
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
100,000 103,646
8.13%, 7/01/2027
(a)(b)
75,000 80,713
4.63%, 10/15/2029
(a)
25,000 23,960
Caesars Resort Collection LLC / CRC Finco , Inc.,
5.75%, 7/01/2025
(a)
25,000 25,750
Carnival Corp.
10.50%, 2/01/2026
(a)
45,000 50,531
7.63%, 3/01/2026
(a)
45,000 45,889
5.75%, 3/01/2027
(a)
130,000 125,082
9.88%, 8/01/2027
(a)
45,000 50,551
6.65%, 1/15/2028 20,000 20,000
4.00%, 8/01/2028
(a)
40,000 38,084
6.00%, 5/01/2029
(a)
125,000 120,266
Carvana Co.
5.63%, 10/01/2025
(a)
35,000 33,367
5.88%, 10/01/2028
(a)(b)
20,000 18,809
4.88%, 9/01/2029
(a)(b)
25,000 22,203
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)
15,000 15,623
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
30,000 28,893
Cedar Fair LP, 5.25%, 7/15/2029
(b)
15,000 15,037
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
75,000 77,089
5.38%, 4/15/2027 30,000 30,375
6.50%, 10/01/2028 5,000 5,250
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
Century Communities, Inc., 6.75%, 6/01/2027 16,000 16,662
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
15,000 15,413
4.75%, 1/15/2028
(a)
15,000 15,124
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,520
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
41,000 42,459
8.50%, 5/15/2027
(a)
80,000 83,677
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 9,475
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
30,000 30,613
Dana Financing Luxembourg Sarl , 5.75%,
4/15/2025
(a)
7,000 7,138
Dana, Inc., 4.50%, 2/15/2032 37,000 35,345
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
11,000 11,677
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 15,469
Delta Air Lines, Inc.
3.80%, 4/19/2023 20,000 20,200
2.90%, 10/28/2024 65,000 64,291
7.38%, 1/15/2026 45,000 51,241
4.38%, 4/19/2028
(b)
20,000 20,386
3.75%, 10/28/2029
(b)
20,000 19,420
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
22,000 22,017
Empire Communities Corp., 7.00%,
12/15/2025
(a)
30,000 30,604
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
30,000 28,422
5.88%, 4/01/2029
(a)
20,000 18,401
FirstCash , Inc., 4.63%, 9/01/2028
(a)
20,000 19,231
Ford Holdings LLC, 9.30%, 3/01/2030 25,000 33,330
Ford Motor Co.
9.00%, 4/22/2025 50,000 59,280
7.13%, 11/15/2025 65,000 74,128
4.35%, 12/08/2026 50,000 51,850
6.63%, 10/01/2028 30,000 34,837
6.38%, 2/01/2029 70,000 78,971
7.45%, 7/16/2031 30,000 37,969
3.25%, 2/12/2032 100,000 95,339
4.75%, 1/15/2043 30,000 30,677
7.40%, 11/01/2046 25,000 32,065
5.29%, 12/08/2046 35,000 38,402
Ford Motor Credit Co. LLC
4.25%, 9/20/2022 10,000 10,140
3.55%, 10/07/2022 15,000 15,143
3.35%, 11/01/2022 40,000 40,286
3.09%, 1/09/2023 30,000 30,158
4.14%, 2/15/2023 35,000 35,510
3.10%, 5/04/2023 20,000 20,153
4.38%, 8/06/2023 10,000 10,216
3.37%, 11/17/2023 10,000 10,076
3.81%, 1/09/2024 20,000 20,266
5.58%, 3/18/2024 50,000 52,291
3.66%, 9/08/2024 35,000 35,367
4.06%, 11/01/2024 40,000 40,791
4.69%, 6/09/2025 40,000 41,630
5.13%, 6/16/2025 35,000 36,809
4.13%, 8/04/2025 50,000 51,210
3.38%, 11/13/2025 50,000 50,044

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
4.39%, 1/08/2026 25,000 25,868
4.54%, 8/01/2026 15,000 15,597
2.70%, 8/10/2026 50,000 48,451
4.27%, 1/09/2027 20,000 20,604
4.13%, 8/17/2027 45,000 46,063
3.82%, 11/02/2027 35,000 35,053
5.11%, 5/03/2029 65,000 69,552
4.00%, 11/13/2030 25,000 25,122
Forestar Group, Inc., 5.00%, 3/01/2028
(a)
5,000 5,071
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
40,000 41,444
Gap, Inc. (The), 3.63%, 10/01/2029
(a)
16,000 14,886
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
60,000 58,102
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 10,524
Golden Nugget, Inc., 6.75%, 10/15/2024
(a)
35,000 35,010
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025 45,000 48,016
5.00%, 5/31/2026 10,000 10,177
5.00%, 7/15/2029
(a)
45,000 45,030
5.63%, 4/30/2033 30,000 30,718
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
42,000 40,246
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
45,000 42,462
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
23,000 23,608
4.88%, 5/15/2026
(a)
25,000 25,983
Hawaiian Brand Intellectual Property Ltd.
/ Hawaiianmiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
30,000 30,670
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
40,000 41,145
5.75%, 5/01/2028
(a)
50,000 52,575
3.75%, 5/01/2029
(a)
20,000 19,474
4.88%, 1/15/2030 50,000 51,617
4.00%, 5/01/2031
(a)
70,000 68,890
3.63%, 2/15/2032
(a)
102,000 96,882
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow, Inc.,
5.00%, 6/01/2029
(a)
58,000 57,716
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 30,000 30,596
IAA, Inc., 5.50%, 6/15/2027
(a)
37,000 38,020
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
25,000 25,511
6.00%, 5/15/2027
(a)(c)
20,000 20,592
6.38%, 5/15/2029
(a)(c)
55,000 57,996
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
20,000 20,624
International Game Technology PLC
6.50%, 2/15/2025
(a)
50,000 53,462
6.25%, 1/15/2027
(a)
10,000 10,888
5.25%, 1/15/2029
(a)
40,000 40,944
IRB Holding Corp., 7.00%, 6/15/2025
(a)
25,000 26,067
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
(a)
30,000 30,687
Jaguar Land Rover Automotive PLC
5.88%, 1/15/2028
(a)
29,740 29,615
5.50%, 7/15/2029
(a)
45,000 43,718
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 15,587
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 10,666
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
40,000 40,012
KB Home
6.88%, 6/15/2027 10,000 11,360
4.80%, 11/15/2029 36,000 37,574
KFC Holding Co. / Pizza Hut Holdings LLC / Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
20,000 20,409
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
34,000 32,940
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
15,000 14,299
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
30,000 28,983
Levi Strauss & Co., 3.50%, 3/01/2031
(a)(b)
25,000 24,157
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
55,000 51,930
Life Time, Inc., 8.00%, 4/15/2026
(a)
10,000 10,199
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
55,000 54,788
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
7,000 7,205
3.88%, 6/01/2029
(a)
50,000 49,129
4.38%, 1/15/2031
(a)
30,000 30,389
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
15,000 15,083
5.63%, 3/15/2026
(a)
26,000 26,530
6.50%, 5/15/2027
(a)
50,000 53,827
4.75%, 10/15/2027
(a)
35,000 34,537
3.75%, 1/15/2028
(a)
85,000 82,314
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
30,000 28,899
M/I Homes, Inc., 4.95%, 2/01/2028 8,000 8,087
Macy's Retail Holdings LLC
2.88%, 2/15/2023 19,000 19,034
5.88%, 4/01/2029
(a)
15,000 15,309
6.38%, 3/15/2037 10,000 10,047
5.13%, 1/15/2042 10,000 8,926
4.30%, 2/15/2043 25,000 20,975
Marriott Ownership Resorts, Inc., 6.13%,
9/15/2025
(a)
41,000 42,347
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 15,275
4.63%, 3/01/2030
(a)
18,000 17,750
Mattel, Inc.
5.88%, 12/15/2027
(a)(b)
20,000 21,252
6.20%, 10/01/2040 15,000 18,484
5.45%, 11/01/2041 5,000 5,606
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
(a)
15,000 14,471
5.38%, 12/04/2029
(a)
60,000 57,099
Meritage Homes Corp., 6.00%, 6/01/2025 27,000 29,299
Meritor, Inc.
6.25%, 6/01/2025
(a)
25,000 25,988
4.50%, 12/15/2028
(a)
10,000 9,740
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
25,000 26,138
MGM China Holdings Ltd.
5.38%, 5/15/2024
(a)
65,000 64,862
5.88%, 5/15/2026
(a)
50,000 50,048
4.75%, 2/01/2027
(a)
50,000 48,063
MGM Resorts International
6.00%, 3/15/2023 23,000 23,751
6.75%, 5/01/2025 20,000 20,734
5.75%, 6/15/2025 20,000 20,994

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
4.63%, 9/01/2026
(b)
45,000 45,670
5.50%, 4/15/2027 15,000 15,509
4.75%, 10/15/2028 15,000 14,858
Michaels Cos., Inc. (The), 7.88%, 5/01/2029
(a)
40,000 36,609
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
30,000 29,316
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)
10,000 10,222
8.00%, 2/01/2026
(a)
45,000 45,777
Murphy Oil USA, Inc.
5.63%, 5/01/2027 17,000 17,552
4.75%, 9/15/2029 20,000 20,376
3.75%, 2/15/2031
(a)(b)
20,000 18,833
NCL Corp. Ltd.
12.25%, 5/15/2024
(a)
12,000 13,971
3.63%, 12/15/2024
(a)
10,000 9,208
10.25%, 2/01/2026
(a)
20,000 22,699
5.88%, 3/15/2026
(a)
60,000 56,825
Newell Brands, Inc.
4.35%, 4/01/2023 11,000 11,229
4.88%, 6/01/2025 30,000 31,519
4.70%, 4/01/2026 70,000 73,381
6.00%, 4/01/2046 16,000 19,067
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
50,000 51,771
Nordstrom, Inc.
4.00%, 3/15/2027
(b)
40,000 38,703
6.95%, 3/15/2028
(b)
20,000 21,887
4.38%, 4/01/2030 55,000 51,580
4.25%, 8/01/2031
(b)
60,000 55,499
5.00%, 1/15/2044
(b)
120,000 106,961
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
33,000 31,383
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc., 8.50%,
11/15/2027
(a)
25,000 26,811
Penske Automotive Group, Inc., 3.50%,
9/01/2025
(b)
15,000 14,921
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
75,000 74,938
7.75%, 2/15/2029
(a)
55,000 58,985
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
(a)
29,000 30,084
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
50,000 49,589
Powdr Corp., 6.00%, 8/01/2025
(a)
10,000 10,369
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
30,000 28,204
5.88%, 9/01/2031
(a)
30,000 28,266
QVC, Inc.
4.38%, 3/15/2023 35,000 35,424
4.85%, 4/01/2024 20,000 20,318
4.45%, 2/15/2025 20,000 20,174
4.75%, 2/15/2027 30,000 28,562
4.38%, 9/01/2028 15,000 13,821
5.45%, 8/15/2034 80,000 72,618
5.95%, 3/15/2043 40,000 36,621
Rite Aid Corp.
7.50%, 7/01/2025
(a)
30,000 29,594
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
8.00%, 11/15/2026
(a)
25,000 24,539
7.70%, 2/15/2027
(b)
40,000 35,277
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 50,000 50,302
10.88%, 6/01/2023
(a)
70,000 74,927
9.13%, 6/15/2023
(a)
20,000 21,068
11.50%, 6/01/2025
(a)
86,000 95,279
5.50%, 8/31/2026
(a)
30,000 29,270
5.38%, 7/15/2027
(a)
30,000 29,045
7.50%, 10/15/2027 35,000 38,744
3.70%, 3/15/2028
(b)
20,000 18,024
5.50%, 4/01/2028
(a)
40,000 38,866
Sally Holdings LLC / Sally Capital, Inc., 8.75%,
4/30/2025
(a)
10,000 10,555
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
20,000 21,159
5.00%, 10/15/2025
(a)
32,000 32,706
8.25%, 3/15/2026
(a)
25,000 26,125
7.00%, 5/15/2028
(a)
36,000 37,798
7.25%, 11/15/2029
(a)
10,000 10,826
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 10,000 10,251
4.50%, 10/15/2029 15,000 15,271
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
45,000 43,737
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
(a)
20,000 19,679
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
35,000 35,072
5.50%, 4/15/2027
(a)
30,000 30,326
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
15,000 15,651
Specialty Building Products Holdings LLC / SBP
Finance Corp., 6.38%, 9/30/2026
(a)
20,000 20,581
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
41,000 41,352
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd., 8.00%, 9/20/2025
(a)
5,640 6,110
SRS Distribution, Inc.
6.13%, 7/01/2029
(a)(b)
15,000 14,773
6.00%, 12/01/2029
(a)
20,000 19,497
Staples, Inc.
7.50%, 4/15/2026
(a)
120,000 118,313
10.75%, 4/15/2027
(a)(b)
30,000 27,948
Station Casinos LLC, 4.50%, 2/15/2028
(a)
35,000 34,065
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
10,000 9,536
6.50%, 1/15/2028
(a)
10,000 9,391
5.00%, 1/15/2029
(a)
50,000 43,567
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.88%, 3/01/2027 20,000 20,588
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
15,000 14,969
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
20,000 20,016
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
(a)
15,000 15,635
5.75%, 1/15/2028
(a)
15,000 16,033
5.13%, 8/01/2030
(a)
20,000 20,768

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
(a)
10,000 10,313
5.63%, 3/01/2024
(a)
13,000 13,706
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
30,000 28,785
3.88%, 10/15/2031
(a)
30,000 28,031
Tenneco, Inc., 5.13%, 4/15/2029
(a)
10,000 9,282
TKC Holdings, Inc., 6.88%, 5/15/2028
(a)
30,000 30,144
Toll Brothers Finance Corp.
4.38%, 4/15/2023 10,000 10,239
3.80%, 11/01/2029
(b)
25,000 25,788
Travel + Leisure Co.
3.90%, 3/01/2023 10,000 10,106
5.65%, 4/01/2024 37,000 38,959
6.60%, 10/01/2025 25,000 27,288
6.63%, 7/31/2026
(a)
23,000 24,712
6.00%, 4/01/2027 11,000 11,459
4.63%, 3/01/2030
(a)
7,000 6,852
TRI Pointe Group, Inc.
5.25%, 6/01/2027 10,000 10,343
5.70%, 6/15/2028 6,000 6,374
Under Armour , Inc., 3.25%, 6/15/2026 10,000 9,832
United Airlines Holdings, Inc.
4.25%, 10/01/2022 25,000 25,197
5.00%, 2/01/2024 10,000 10,160
4.88%, 1/15/2025
(b)
10,000 10,049
United Airlines, Inc.
4.38%, 4/15/2026
(a)
55,000 54,612
4.63%, 4/15/2029
(a)
55,000 54,662
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
15,000 15,295
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
30,000 28,915
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
10,000 9,779
13.00%, 5/15/2025
(a)
40,000 44,797
5.88%, 9/15/2027
(a)
60,000 54,766
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
20,000 19,338
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
30,000 27,927
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
20,000 20,539
White Capital Parent LLC, 8.25%, 3/15/2026
(a)
(b)(c)
25,000 25,401
William Carter Co. (The)
5.50%, 5/15/2025
(a)
40,000 41,434
5.63%, 3/15/2027
(a)
25,000 25,680
Williams Scotsman International, Inc., 4.63%,
8/15/2028
(a)
15,000 15,174
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
30,000 31,935
WMG Acquisition Corp., 3.75%, 12/01/2029
(a)
40,000 38,055
Wolverine Escrow LLC, 8.50%, 11/15/2024
(a)(b)
60,000 52,142
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
30,000 29,810
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
40,000 40,201
5.25%, 5/15/2027
(a)(b)
25,000 24,646
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
25,000 23,618
5.50%, 10/01/2027
(a)
45,000 41,663
5.63%, 8/26/2028
(a)
65,000 59,552
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Cyclical – 20.1% (continued)
5.13%, 12/15/2029
(a)(b)
50,000 45,078
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
30,000 31,237
5.13%, 10/01/2029
(a)
30,000 29,146
Yum! Brands, Inc.
3.88%, 11/01/2023 17,000 17,523
4.75%, 1/15/2030
(a)
55,000 56,547
3.63%, 3/15/2031 65,000 61,419
4.63%, 1/31/2032 75,000 74,795
6.88%, 11/15/2037 20,000 23,795
5.35%, 11/01/2043 5,000 5,296
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
27,000 27,614
11,799,255
Consumer, Non-cyclical – 17.3%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
15,000 15,239
5.00%, 4/15/2029
(a)
20,000 19,752
AdaptHealth LLC, 6.13%, 8/01/2028
(a)
10,000 10,392
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
30,000 28,210
4.88%, 7/15/2032
(a)
35,000 33,799
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
40,000 39,409
Ahern Rentals, Inc., 7.38%, 5/15/2023
(a)
43,000 40,593
Air Methods Corp., 8.00%, 5/15/2025
(a)(b)
45,000 36,558
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)(b)
55,000 50,284
Akumin , Inc., 7.00%, 11/01/2025
(a)
10,000 9,308
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
55,000 53,536
7.50%, 3/15/2026
(a)
23,000 24,414
4.63%, 1/15/2027
(a)
35,000 35,813
5.88%, 2/15/2028
(a)
30,000 31,399
3.50%, 3/15/2029
(a)
55,000 51,987
4.88%, 2/15/2030
(a)
85,000 86,613
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
55,000 56,508
9.75%, 7/15/2027
(a)
28,000 29,671
6.00%, 6/01/2029
(a)(b)
30,000 28,500
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
50,000 48,114
4.63%, 6/01/2028
(a)
50,000 47,397
AMN Healthcare, Inc., 4.63%, 10/01/2027
(a)
15,000 15,157
Aptim Corp., 7.75%, 6/15/2025
(a)(b)
35,000 30,332
Apx Group, Inc., 5.75%, 7/15/2029
(a)
40,000 37,495
APX Group, Inc., 6.75%, 2/15/2027
(a)
20,000 20,535
ASGN, Inc., 4.63%, 5/15/2028
(a)
20,000 19,972
Avantor Funding, Inc., 4.63%, 7/15/2028
(a)
45,000 45,173
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc., 5.75%, 7/15/2027
(a)
10,000 10,285
Avon Products, Inc., 6.50%, 3/15/2023 13,000 13,394
B&G Foods, Inc.
5.25%, 4/01/2025 40,000 40,394
5.25%, 9/15/2027 52,000 52,677
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
63,000 65,030

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Non-cyclical – 17.3% (continued)
8.50%, 1/31/2027
(a)
55,000 55,623
Bausch Health Cos., Inc.
6.13%, 4/15/2025
(a)
82,000 83,638
5.50%, 11/01/2025
(a)
50,000 50,405
9.00%, 12/15/2025
(a)
45,000 47,085
5.75%, 8/15/2027
(a)
15,000 15,050
7.00%, 1/15/2028
(a)
28,000 25,096
5.00%, 1/30/2028
(a)
55,000 46,353
5.00%, 2/15/2029
(a)
50,000 40,256
6.25%, 2/15/2029
(a)
25,000 21,188
7.25%, 5/30/2029
(a)
72,000 64,605
5.25%, 1/30/2030
(a)
115,000 92,689
5.25%, 2/15/2031
(a)
55,000 43,873
Block, Inc.
2.75%, 6/01/2026
(a)
50,000 48,495
3.50%, 6/01/2031
(a)
110,000 104,782
Brink's Co. (The), 5.50%, 7/15/2025
(a)
20,000 20,705
Cano Health LLC, 6.25%, 10/01/2028
(a)
15,000 14,403
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
20,000 20,480
3.13%, 2/15/2029
(a)
30,000 28,051
Centene Corp.
4.25%, 12/15/2027 100,000 102,850
2.45%, 7/15/2028 65,000 61,900
4.63%, 12/15/2029 125,000 129,873
3.38%, 2/15/2030 70,000 68,709
3.00%, 10/15/2030 60,000 58,241
2.50%, 3/01/2031 90,000 83,501
2.63%, 8/01/2031 60,000 56,214
Central Garden & Pet Co.
5.13%, 2/01/2028 5,000 5,180
4.13%, 10/15/2030
(b)
30,000 28,892
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 24,858
3.75%, 3/15/2029
(a)
50,000 48,245
4.00%, 3/15/2031
(a)
15,000 14,445
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
(a)
15,000 15,310
CHS/Community Health Systems, Inc.
6.63%, 2/15/2025
(a)
30,000 31,053
8.00%, 3/15/2026
(a)
50,000 52,150
5.63%, 3/15/2027
(a)
50,000 50,396
6.88%, 4/01/2028
(a)(b)
20,000 18,985
6.00%, 1/15/2029
(a)
20,000 20,335
6.88%, 4/15/2029
(a)
50,000 49,580
6.13%, 4/01/2030
(a)
50,000 47,661
4.75%, 2/15/2031
(a)
25,000 23,934
Cimpress PLC, 7.00%, 6/15/2026
(a)
40,000 41,159
CoreCivic , Inc.
4.63%, 5/01/2023
(b)
38,000 38,345
8.25%, 4/15/2026 30,000 31,352
4.75%, 10/15/2027
(b)
45,000 40,422
Coty, Inc., 6.50%, 4/15/2026
(a)
20,000 20,325
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
58,000 56,893
Darling Ingredients, Inc., 5.25%, 4/15/2027
(a)
38,000 38,935
DaVita, Inc.
4.63%, 6/01/2030
(a)
90,000 87,585
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Non-cyclical – 17.3% (continued)
3.75%, 2/15/2031
(a)
50,000 45,927
Del Monte Foods, Inc., 11.88%, 5/15/2025
(a)
10,000 11,070
Deluxe Corp., 8.00%, 6/01/2029
(a)
35,000 36,143
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
35,000 36,430
4.13%, 4/01/2029
(a)
35,000 34,345
Elanco Animal Health, Inc.
5.27%, 8/28/2023 32,000 33,237
5.90%, 8/28/2028 22,000 24,008
Embecta Corp., 5.00%, 2/15/2030
(a)
67,000 67,173
Emergent Biosolutions , Inc., 3.88%,
8/15/2028
(a)(b)
15,000 13,855
Encompass Health Corp.
4.50%, 2/01/2028 35,000 34,837
4.75%, 2/01/2030 35,000 34,774
4.63%, 4/01/2031 25,000 24,527
ENDO DAC / ENDO Finance LLC / ENDO Finco ,
Inc.
9.50%, 7/31/2027
(a)
40,000 39,500
6.00%, 6/30/2028
(a)
85,000 57,584
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
15,000 7,803
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 14,669
9.50%, 11/01/2027
(a)
15,000 15,825
Gartner, Inc.
4.50%, 7/01/2028
(a)
20,000 20,417
3.63%, 6/15/2029
(a)
50,000 48,444
3.75%, 10/01/2030
(a)
60,000 58,188
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 20,008
Graham Holdings Co., 5.75%, 6/01/2026
(a)
11,000 11,383
Grand Canyon University, 4.13%, 10/01/2024 30,000 30,429
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 15,287
HCA, Inc.
5.88%, 5/01/2023 35,000 36,539
8.36%, 4/15/2024 61,000 68,201
5.38%, 2/01/2025 98,000 104,428
5.88%, 2/15/2026 22,000 23,989
5.38%, 9/01/2026 20,000 21,696
7.05%, 12/01/2027 5,000 5,895
5.63%, 9/01/2028 55,000 61,255
5.88%, 2/01/2029 25,000 28,250
3.50%, 9/01/2030 107,000 106,777
7.50%, 11/15/2095 20,000 25,630
Healthequity , Inc., 4.50%, 10/01/2029
(a)
20,000 19,612
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
30,000 31,511
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
40,000 41,155
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
15,000 14,561
5.00%, 12/01/2029
(a)
40,000 38,595
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
45,000 44,568
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
50,000 47,619
Hologic , Inc.
4.63%, 2/01/2028
(a)
30,000 31,192
3.25%, 2/15/2029
(a)
40,000 37,907

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Non-cyclical – 17.3% (continued)
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
37,000 38,350
IHS Markit Ltd., 4.25%, 5/01/2029 25,000 27,811
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
45,000 44,472
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 25,574
5.00%, 5/15/2027
(a)
50,000 51,126
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
70,000 69,254
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
10,000 10,606
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 10,187
Kraft Heinz Foods Co.
3.00%, 6/01/2026 81,000 81,810
3.88%, 5/15/2027 30,000 31,151
3.75%, 4/01/2030 40,000 41,323
4.25%, 3/01/2031 30,000 32,026
5.00%, 7/15/2035 40,000 45,635
6.88%, 1/26/2039 40,000 54,473
7.13%, 8/01/2039
(a)
40,000 56,794
6.50%, 2/09/2040 30,000 39,934
5.00%, 6/04/2042 60,000 68,516
5.20%, 7/15/2045 55,000 63,815
4.38%, 6/01/2046 110,000 115,341
4.88%, 10/01/2049 40,000 45,646
5.50%, 6/01/2050 45,000 55,688
Kronos Acquisition Holdings, Inc. / KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
50,000 46,919
7.00%, 12/31/2027
(a)(b)
50,000 45,592
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
25,000 25,955
4.13%, 1/31/2030
(a)
50,000 49,429
4.38%, 1/31/2032
(a)
30,000 29,629
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
30,000 33,469
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
35,000 36,247
4.38%, 2/15/2027
(a)
30,000 29,411
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
35,000 33,295
MEDNAX, Inc., 6.25%, 1/15/2027
(a)(b)
32,000 33,445
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
30,000 28,627
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
30,000 29,045
ModivCare , Inc., 5.88%, 11/15/2025
(a)
10,000 10,393
Molina Healthcare, Inc., 4.38%, 6/15/2028
(a)
60,000 60,215
Mozart Debt Merger Sub, Inc.
3.88%, 4/01/2029
(a)
170,000 163,787
5.25%, 10/01/2029
(a)(b)
90,000 87,525
Mph Acquisition Holdings LLC, 5.50%,
9/01/2028
(a)
50,000 48,004
MPH Acquisition Holdings LLC, 5.75%,
11/01/2028
(a)(b)
95,000 85,511
Nesco Holdings II, Inc., 5.50%, 4/15/2029
(a)
40,000 39,607
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
(a)
18,000 18,150
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028
(a)
55,000 55,158
4.50%, 7/15/2029
(a)
65,000 60,597
5.88%, 10/01/2030
(a)
20,000 20,078
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Non-cyclical – 17.3% (continued)
North Queensland Export Terminal Pty Ltd.,
4.45%, 12/15/2022
(a)
36,000 33,876
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
80,000 79,066
5.13%, 4/30/2031
(a)
100,000 99,965
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA
7.38%, 6/01/2025
(a)
6,000 6,296
7.25%, 2/01/2028
(a)
13,000 13,845
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
10,000 9,795
PAR Pharmaceutical, Inc., 7.50%, 4/01/2027
(a)
91,000 91,566
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
65,000 66,428
4.25%, 8/01/2029
(a)
40,000 37,574
Perrigo Co. PLC, 4.00%, 11/15/2023 30,000 30,639
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 50,000 50,870
4.38%, 3/15/2026 80,000 81,501
3.90%, 6/15/2030 90,000 86,463
4.90%, 12/15/2044 50,000 48,105
Pilgrim's Pride Corp.
5.88%, 9/30/2027
(a)
50,000 52,210
4.25%, 4/15/2031
(a)
40,000 39,568
Post Holdings, Inc.
5.63%, 1/15/2028
(a)
100,000 102,655
5.50%, 12/15/2029
(a)
55,000 56,491
4.63%, 4/15/2030
(a)
80,000 77,103
4.50%, 9/15/2031
(a)
75,000 71,365
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
10,000 10,085
3.75%, 4/01/2031
(a)
25,000 22,731
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
20,000 20,881
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
40,000 41,249
5.75%, 4/15/2026
(a)
40,000 41,444
3.38%, 8/31/2027
(a)
30,000 27,973
6.25%, 1/15/2028
(a)
35,000 34,955
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
20,000 19,910
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
26,000 27,398
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)(b)
20,000 20,555
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
17,000 17,289
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)(b)
35,000 34,056
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
25,000 27,962
7.38%, 9/01/2025
(a)
75,000 77,111
Safeway, Inc., 7.25%, 2/01/2031 50,000 57,491
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)(b)
40,000 41,709
Select Medical Corp., 6.25%, 8/15/2026
(a)
86,000 88,488
Service Corp. International
4.63%, 12/15/2027 20,000 20,569
5.13%, 6/01/2029 23,000 24,099
3.38%, 8/15/2030 50,000 46,753
4.00%, 5/15/2031 30,000 29,118

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Consumer, Non-cyclical – 17.3% (continued)
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)(b)
10,000 10,152
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
40,000 38,505
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 20,806
Spectrum Brands, Inc.
5.75%, 7/15/2025 35,000 35,730
5.00%, 10/01/2029
(a)
62,000 64,249
5.50%, 7/15/2030
(a)
10,000 10,425
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)(b)
10,000 10,056
10.00%, 4/15/2027
(a)
15,000 15,801
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
15,000 14,225
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
(b)
20,000 18,003
Teleflex, Inc.
4.63%, 11/15/2027 20,000 20,418
4.25%, 6/01/2028
(a)
15,000 14,926
Tenet Healthcare Corp.
6.75%, 6/15/2023 51,000 53,436
4.63%, 9/01/2024
(a)
15,000 15,199
7.50%, 4/01/2025
(a)
20,000 20,847
4.88%, 1/01/2026
(a)
60,000 60,280
6.25%, 2/01/2027
(a)
50,000 51,228
5.13%, 11/01/2027
(a)
42,000 42,104
4.63%, 6/15/2028
(a)
75,000 74,443
6.13%, 10/01/2028
(a)
75,000 75,350
4.25%, 6/01/2029
(a)
40,000 38,605
4.38%, 1/15/2030
(a)
50,000 48,245
6.88%, 11/15/2031 20,000 21,759
TreeHouse Foods, Inc., 4.00%, 9/01/2028 15,000 14,026
Trinet Group, Inc., 3.50%, 3/01/2029
(a)
30,000 28,524
Triton Water Holdings, Inc., 6.25%, 4/01/2029
(a)
40,000 37,515
United Rentals North America, Inc.
5.50%, 5/15/2027 49,000 50,708
4.88%, 1/15/2028 70,000 72,123
5.25%, 1/15/2030 20,000 21,009
4.00%, 7/15/2030 40,000 39,422
3.88%, 2/15/2031 25,000 24,341
3.75%, 1/15/2032 20,000 19,311
US Acute Care Solutions LLC
6.38%, 3/01/2026
(a)
40,000 40,178
6.38%, 3/01/2026
(a)
12,000 12,201
US Foods, Inc.
6.25%, 4/15/2025
(a)
35,000 36,227
4.75%, 2/15/2029
(a)
40,000 39,350
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
15,000 15,300
Vector Group Ltd.
10.50%, 11/01/2026
(a)
40,000 41,074
5.75%, 2/01/2029
(a)
65,000 60,206
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
60,000 63,041
Wash Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
40,000 40,474
10,199,937
Diversified – 0.0%
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 23,593
23,593
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 26,383
AI Candelaria Spain SLU, 7.50%, 12/15/2028
(a)
11,000 11,382
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
60,000 60,694
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 21,478
5.75%, 3/01/2027
(a)
20,000 20,306
5.75%, 1/15/2028
(a)
20,000 20,290
5.38%, 6/15/2029
(a)
40,000 40,341
Antero Resources Corp.
8.38%, 7/15/2026
(a)
12,000 13,389
7.63%, 2/01/2029
(a)
10,000 10,892
5.38%, 3/01/2030
(a)
10,000 10,324
Apache Corp.
4.63%, 11/15/2025 10,000 10,448
4.88%, 11/15/2027 15,000 15,606
4.25%, 1/15/2030 55,000 55,693
6.00%, 1/15/2037 20,000 23,228
5.10%, 9/01/2040 35,000 36,686
5.25%, 2/01/2042 25,000 26,955
7.38%, 8/15/2047 25,000 29,468
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
10,000 10,254
6.25%, 4/01/2028
(a)
30,000 30,191
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
45,000 44,948
8.25%, 12/31/2028
(a)
20,000 20,760
Baytex Energy Corp.
5.63%, 6/01/2024
(a)
3,000 2,995
8.75%, 4/01/2027
(a)
15,000 16,172
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
15,000 15,694
6.63%, 7/15/2026
(a)
10,000 10,216
Buckeye Partners LP
4.15%, 7/01/2023 30,000 30,045
4.35%, 10/15/2024 5,000 5,081
4.13%, 3/01/2025
(a)
30,000 29,824
3.95%, 12/01/2026 16,000 15,982
4.50%, 3/01/2028
(a)
15,000 14,552
5.85%, 11/15/2043 16,000 14,775
5.60%, 10/15/2044 15,000 13,484
6.38%, 1/22/2078 30,000 25,732
California Resources Corp., 7.13%, 2/01/2026
(a)
15,000 15,601
Callon Petroleum Co.
6.13%, 10/01/2024 30,000 30,019
8.25%, 7/15/2025 20,000 19,748
8.00%, 8/01/2028
(a)(b)
20,000 20,368
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.75%, 4/15/2023
(b)
15,000 15,021
9.25%, 7/15/2024
(a)
50,000 53,357
8.13%, 1/15/2027
(a)
14,400 14,493
Centennial Resource Production LLC, 6.88%,
4/01/2027
(a)
10,000 10,048

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2% (continued)
Cheniere Energy Partners LP
4.50%, 10/01/2029 45,000 46,063
4.00%, 3/01/2031 45,000 44,906
3.25%, 1/31/2032
(a)
35,000 32,919
Cheniere Energy, Inc., 4.63%, 10/15/2028 55,000 55,829
Chesapeake Energy Corp., 6.75%, 4/15/2029
(a)
30,000 32,080
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
80,000 79,767
Comstock Resources, Inc.
7.50%, 5/15/2025
(a)
6,000 6,103
6.75%, 3/01/2029
(a)
40,000 41,277
5.88%, 1/15/2030
(a)
50,000 49,727
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
50,000 49,877
Crescent Energy Finance LLC, 7.25%,
5/01/2026
(a)
30,000 30,898
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 15,000 15,132
5.63%, 5/01/2027
(a)
20,000 20,045
6.00%, 2/01/2029
(a)
35,000 35,262
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
(a)
35,000 35,266
CVR Energy, Inc.
5.25%, 2/15/2025
(a)(b)
10,000 9,693
5.75%, 2/15/2028
(a)(b)
5,000 4,827
DCP Midstream Operating LP
5.38%, 7/15/2025 20,000 21,118
5.63%, 7/15/2027 10,000 10,808
5.13%, 5/15/2029 20,000 21,180
6.45%, 11/03/2036
(a)
30,000 37,412
6.75%, 9/15/2037
(a)
15,000 19,326
5.85%, 5/21/2043
(a)
15,000 14,295
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 18,000 18,109
7.13%, 6/01/2028
(a)
13,000 13,137
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 49,402
4.38%, 6/15/2031
(a)
50,000 49,367
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
20,000 20,228
Endeavor Energy Resources LP / EER Finance,
Inc.
6.63%, 7/15/2025
(a)
35,000 36,586
5.75%, 1/30/2028
(a)
30,000 31,036
EnLink Midstream LLC, 5.38%, 6/01/2029 5,000 5,047
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 10,068
4.15%, 6/01/2025 15,000 15,050
4.85%, 7/15/2026 45,000 46,211
5.45%, 6/01/2047 20,000 17,802
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)(b)
35,000 33,545
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
15,000 15,494
EQM Midstream Partners LP
4.75%, 7/15/2023 16,000 16,178
4.00%, 8/01/2024 30,000 29,928
6.00%, 7/01/2025
(a)
20,000 20,699
4.13%, 12/01/2026
(b)
45,000 44,526
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2% (continued)
6.50%, 7/01/2027
(a)
25,000 26,297
5.50%, 7/15/2028 15,000 15,186
4.50%, 1/15/2029
(a)
50,000 47,735
4.75%, 1/15/2031
(a)
30,000 28,702
EQT Corp.
6.63%, 2/01/2025 65,000 70,076
3.90%, 10/01/2027 45,000 45,374
7.50%, 2/01/2030 25,000 29,756
Exterran Energy Solutions LP / EES Finance
Corp., 8.13%, 5/01/2025
(b)
5,000 4,994
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 8,000 7,922
6.50%, 10/01/2025 13,000 12,744
6.25%, 5/15/2026 60,000 57,913
8.00%, 1/15/2027 20,000 20,149
7.75%, 2/01/2028
(b)
24,000 23,641
Global Marine, Inc., 7.00%, 6/01/2028 30,000 19,928
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 10,292
Gulfport Energy Corp., 8.00%, 5/17/2026 35,000 37,602
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
20,000 20,839
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
50,000 51,001
5.13%, 6/15/2028
(a)
20,000 20,377
4.25%, 2/15/2030
(a)
30,000 29,041
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
35,000 36,308
5.75%, 2/01/2029
(a)
15,000 15,315
6.00%, 2/01/2031
(a)
20,000 20,417
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
(a)
30,000 29,259
Howard Midstream Energy Partners LLC, 6.75%,
1/15/2027
(a)
30,000 30,810
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
65,000 62,374
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
50,000 53,150
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,302
10.13%, 1/15/2028 25,000 26,398
7.75%, 7/31/2029
(a)(b)
50,000 48,289
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 10,212
Matador Resources Co., 5.88%, 9/15/2026 30,000 30,425
MEG Energy Corp.
6.50%, 1/15/2025
(a)
2,000 2,034
7.13%, 2/01/2027
(a)
47,000 48,760
5.88%, 2/01/2029
(a)
20,000 20,332
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
40,000 36,604
10.50%, 5/15/2027
(a)(b)
10,000 9,798
Murphy Oil Corp.
6.88%, 8/15/2024 4,000 4,065
5.75%, 8/15/2025 12,000 12,214
5.88%, 12/01/2027 15,000 15,325
6.38%, 7/15/2028 15,000 15,508
6.38%, 12/01/2042 35,000 33,472
Nabors Industries Ltd., 7.25%, 1/15/2026
(a)
15,000 14,361

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2% (continued)
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 13,878
9.00%, 2/01/2025
(a)
5,000 5,183
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
(a)
42,000 42,311
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
20,000 20,309
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
40,000 37,879
6.50%, 9/30/2026
(a)
50,000 46,871
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
95,000 96,618
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023
(b)
15,000 14,626
6.13%, 3/01/2025 10,000 8,726
7.50%, 4/15/2026
(b)
15,000 13,114
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
40,000 41,922
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
15,000 15,270
NuStar Logistics LP
5.75%, 10/01/2025 15,000 15,685
6.00%, 6/01/2026 30,000 31,500
5.63%, 4/28/2027 30,000 30,634
6.38%, 10/01/2030 20,000 21,646
Oasis Midstream Partners LP / OMP Finance
Corp., 8.00%, 4/01/2029
(a)
30,000 32,023
Oasis Petroleum, Inc., 6.38%, 6/01/2026
(a)
5,000 5,137
Occidental Petroleum Corp.
6.95%, 7/01/2024 30,000 32,730
2.90%, 8/15/2024 30,000 30,088
3.50%, 6/15/2025 35,000 34,691
8.00%, 7/15/2025 15,000 17,041
5.88%, 9/01/2025 30,000 32,056
5.50%, 12/01/2025 30,000 31,858
5.55%, 3/15/2026 20,000 21,310
3.40%, 4/15/2026 50,000 49,389
3.20%, 8/15/2026 50,000 49,307
3.00%, 2/15/2027 50,000 48,369
8.50%, 7/15/2027 15,000 18,030
7.15%, 5/15/2028 5,000 5,607
6.38%, 9/01/2028 15,000 17,033
3.50%, 8/15/2029 60,000 59,172
8.88%, 7/15/2030 35,000 45,407
6.63%, 9/01/2030 50,000 58,690
6.13%, 1/01/2031 30,000 34,647
7.50%, 5/01/2031 25,000 30,875
7.88%, 9/15/2031 20,000 25,228
6.45%, 9/15/2036 50,000 60,501
7.95%, 6/15/2039 13,000 16,683
4.30%, 8/15/2039 10,000 9,470
6.20%, 3/15/2040 20,000 23,168
4.50%, 7/15/2044 15,000 14,460
6.60%, 3/15/2046 35,000 44,030
4.40%, 4/15/2046 35,000 33,484
4.20%, 3/15/2048 15,000 13,976
4.40%, 8/15/2049 20,000 18,899
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 5,027
6.00%, 2/01/2028 5,000 5,017
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2% (continued)
Ovintiv , Inc.
8.13%, 9/15/2030 10,000 13,099
7.20%, 11/01/2031 15,000 18,942
6.50%, 8/15/2034 7,000 8,701
PAR Petroleum LLC / PAR Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
10,000 10,152
Parkland Corp.
5.88%, 7/15/2027
(a)
20,000 20,612
4.50%, 10/01/2029
(a)
50,000 48,161
4.63%, 5/01/2030
(a)
40,000 38,553
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 15,000 14,522
5.15%, 11/15/2029 26,000 26,283
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025
(a)(b)
35,000 34,231
7.25%, 6/15/2025
(b)
45,000 35,712
6.00%, 2/15/2028 60,000 42,022
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023
(b)
50,000 49,146
PDC Energy, Inc.
6.13%, 9/15/2024 14,000 14,190
5.75%, 5/15/2026 21,000 21,366
PIC AU Holdings LLC / PIC AU Holdings Corp.,
10.00%, 12/31/2024
(a)
20,000 20,655
Precision Drilling Corp., 7.13%, 1/15/2026
(a)(b)
25,000 25,219
Range Resources Corp.
5.00%, 3/15/2023 57,000 57,575
4.88%, 5/15/2025 15,000 15,287
9.25%, 2/01/2026 30,000 32,081
8.25%, 1/15/2029 15,000 16,573
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
15,000 15,450
Renewable Energy Group, Inc., 5.88%,
6/01/2028
(a)
10,000 10,037
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
13,000 13,090
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
40,000 39,619
4.95%, 7/15/2029
(a)
30,000 30,347
4.80%, 5/15/2030
(a)
35,000 34,873
7.50%, 7/15/2038
(a)
5,000 5,412
6.88%, 4/15/2040
(a)
80,000 84,793
Ruby Pipeline LLC, 8.00%, 4/01/2022
(a)(b)
2,303 2,037
SM Energy Co.
10.00%, 1/15/2025
(a)
10,000 10,905
5.63%, 6/01/2025 10,000 9,950
6.75%, 9/15/2026
(b)
5,000 5,050
6.63%, 1/15/2027 10,000 10,276
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)(b)
50,000 50,776
Southwestern Energy Co.
5.95%, 1/23/2025 37,000 39,120
5.38%, 2/01/2029 20,000 20,341
5.38%, 3/15/2030 30,000 30,765
4.75%, 2/01/2032 40,000 39,963
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 15,000 15,464
5.88%, 3/15/2028 16,000 16,642
4.50%, 5/15/2029 25,000 24,501
4.50%, 4/30/2030
(a)
30,000 29,600

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2% (continued)
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
7.50%, 10/01/2025
(a)
20,000 21,035
6.00%, 3/01/2027
(a)
20,000 20,359
5.50%, 1/15/2028
(a)
20,000 19,114
6.00%, 12/31/2030
(a)
20,000 19,193
6.00%, 9/01/2031
(a)
35,000 33,346
Talos Production, Inc., 12.00%, 1/15/2026 45,000 47,931
Tap Rock Resources LLC, 7.00%, 10/01/2026
(a)
15,000 15,370
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
5.88%, 4/15/2026 40,000 41,309
5.38%, 2/01/2027 20,000 20,518
6.50%, 7/15/2027 20,000 21,221
5.00%, 1/15/2028 35,000 35,809
6.88%, 1/15/2029 34,000 37,204
5.50%, 3/01/2030 25,000 26,521
4.88%, 2/01/2031 30,000 31,366
4.00%, 1/15/2032 30,000 29,862
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
20,000 20,915
TerraForm Power Operating LLC
4.25%, 1/31/2023
(a)
10,000 10,056
5.00%, 1/31/2028
(a)
30,000 30,385
4.75%, 1/15/2030
(a)
37,000 37,147
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
30,000 34,762
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 15,705
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
20,921 20,105
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
15,375 15,088
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
35,000 34,115
Transocean Proteus Ltd., 6.25%, 12/01/2024
(a)
15,000 14,858
Transocean Sentry Ltd., 5.38%, 5/15/2023
(a)
16,663 16,156
Transocean, Inc.
7.50%, 1/15/2026
(a)
40,000 30,536
11.50%, 1/30/2027
(a)
54,000 53,578
8.00%, 2/01/2027
(a)
30,000 22,634
7.50%, 4/15/2031 30,000 18,505
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 37,000 37,548
6.88%, 9/01/2027 35,000 36,046
Vantage Drilling International, 9.25%,
11/15/2023
(a)
5,000 4,792
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
30,000 29,989
4.13%, 8/15/2031
(a)
40,000 40,298
3.88%, 11/01/2033
(a)
50,000 49,491
Vermilion Energy, Inc., 5.63%, 3/15/2025
(a)(b)
30,000 30,509
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
15,000 15,454
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
35,000 34,112
Weatherford International Ltd.
11.00%, 12/01/2024
(a)
8,000 8,267
6.50%, 9/15/2028
(a)
20,000 20,708
8.63%, 4/30/2030
(a)
60,000 61,057
Western Midstream Operating LP
3.60%, 2/01/2025 30,000 30,373
4.65%, 7/01/2026 12,000 12,564
4.50%, 3/01/2028 15,000 15,774
4.75%, 8/15/2028 15,000 15,917
4.55%, 2/01/2030 40,000 41,860
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Energy – 12.2% (continued)
5.45%, 4/01/2044 30,000 33,197
5.30%, 3/01/2048 20,000 22,100
5.50%, 8/15/2048 10,000 11,030
5.75%, 2/01/2050 70,000 76,801
7,173,705
Financial – 10.9%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
30,000 29,934
10.13%, 8/01/2026
(a)
20,000 21,763
4.25%, 2/15/2029
(a)
40,000 37,803
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
25,000 27,545
Aercap Holdings NV, 5.88%, 10/10/2079
(b)
50,000 50,822
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 10,342
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 24,390
6.75%, 10/15/2027
(a)
45,000 44,513
Ally Financial, Inc., 5.75%, 11/20/2025 47,000 51,701
Amwins Group, Inc., 4.88%, 6/30/2029
(a)
30,000 29,433
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,959
Assurant, Inc., 7.00%, 3/27/2048 35,000 39,709
AssuredPartners , Inc.
7.00%, 8/15/2025
(a)
35,000 34,951
5.63%, 1/15/2029
(a)
15,000 13,936
Asteroid Private Merger Sub, Inc., 8.50%,
11/15/2029
(a)
40,000 40,753
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 35,000 35,573
Broadstreet Partners, Inc., 5.88%, 4/15/2029
(a)
40,000 38,128
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
40,000 40,000
4.50%, 4/01/2027
(a)
74,000 70,078
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 9,417
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)(b)
85,000 76,218
3.63%, 10/01/2031
(a)
40,000 34,851
Commerzbank AG, 8.13%, 9/19/2023
(a)
25,000 27,180
Compass Group Diversified Holdings LLC,
5.25%, 4/15/2029
(a)
40,000 39,731
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
23,000 23,278
6.63%, 3/15/2026
(b)
12,000 12,369
Curo Group Holdings Corp., 7.50%, 8/01/2028
(a)
65,000 61,139
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
20,000 21,113
Deutsche Bank AG
4.50%, 4/01/2025 50,000 51,948
4.30%, 5/24/2028 80,000 81,284
3.73%, 1/14/2032 50,000 48,625
4.88%, 12/01/2032 30,000 31,352
3.74%, 1/07/2033 50,000 48,365
Diversified Healthcare Trust
9.75%, 6/15/2025 40,000 42,512
4.38%, 3/01/2031 50,000 45,172
Enova International, Inc.
8.50%, 9/01/2024
(a)
8,000 8,076

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Financial – 10.9% (continued)
8.50%, 9/15/2025
(a)
12,000 12,331
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
25,000 24,468
First-Citizens Bank & Trust Co.
5.00%, 8/01/2023 11,000 11,546
4.75%, 2/16/2024 13,000 13,744
3.93%, 6/19/2024 20,000 20,502
5.25%, 3/07/2025 15,000 16,383
6.13%, 3/09/2028 15,000 17,407
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
12,000 12,380
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
30,000 30,127
8.25%, 4/15/2025
(a)
42,000 41,978
7.63%, 5/01/2026
(a)
20,000 19,155
6.63%, 1/15/2027
(a)
40,000 37,120
FS Energy & Power Fund, 7.50%, 8/15/2023
(a)
12,000 12,491
Genworth Holdings, Inc.
4.80%, 2/15/2024
(b)
25,000 25,493
6.50%, 6/15/2034 80,000 79,939
GEO Group, Inc. (The)
5.13%, 4/01/2023 5,000 4,819
5.88%, 10/15/2024 70,000 61,481
6.00%, 4/15/2026
(b)
20,000 16,443
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
99,835 93,577
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
40,000 39,827
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
10,000 9,624
GoEasy Ltd., 5.38%, 12/01/2024
(a)
45,000 46,036
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
20,000 20,330
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 30,477
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
15,000 15,533
3.38%, 6/15/2026
(a)
15,000 14,498
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)(b)
15,000 13,040
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
56,000 57,084
4.13%, 2/01/2029
(a)
25,000 24,047
4.38%, 2/01/2031
(a)
35,000 33,398
HUB International Ltd., 7.00%, 5/01/2026
(a)
70,000 71,669
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
40,000 38,151
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 125,000 126,791
6.38%, 12/15/2025 25,000 25,443
6.25%, 5/15/2026 60,000 61,677
5.25%, 5/15/2027 35,000 35,261
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
121,000 125,978
5.71%, 1/15/2026
(a)
35,000 37,740
4.95%, 6/01/2042
(a)
20,000 19,162
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
30,000 29,321
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
51,000 51,192
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Financial – 10.9% (continued)
5.25%, 3/15/2028
(a)
20,000 20,309
5.00%, 7/15/2028
(a)
30,000 29,949
4.88%, 9/15/2029
(a)
51,000 50,367
5.25%, 7/15/2030
(a)
35,000 34,760
4.50%, 2/15/2031
(a)
30,000 28,502
5.63%, 7/15/2032
(a)
15,000 15,169
iStar , Inc.
4.75%, 10/01/2024 30,000 30,422
4.25%, 8/01/2025 12,000 11,924
5.50%, 2/15/2026 10,000 10,184
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
20,000 19,604
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
55,000 54,393
Kennedy-Wilson, Inc., 5.00%, 3/01/2031 40,000 39,562
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 10/01/2025
(a)
45,000 45,230
4.25%, 2/01/2027
(a)
30,000 29,067
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 9,486
6.13%, 4/01/2028
(a)
60,000 53,477
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
40,000 35,599
LPL Holdings, Inc.
4.63%, 11/15/2027
(a)
61,000 61,947
4.00%, 3/15/2029
(a)
30,000 29,153
MGIC Investment Corp., 5.25%, 8/15/2028 50,000 51,656
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 24,000 25,398
4.63%, 6/15/2025
(a)
20,000 21,035
4.50%, 9/01/2026 20,000 21,001
5.75%, 2/01/2027 20,000 22,215
4.50%, 1/15/2028 20,000 21,431
3.88%, 2/15/2029
(a)
20,000 20,771
Midcap Financial Issuer Trust, 6.50%,
5/01/2028
(a)
50,000 50,409
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 18,000 18,531
5.00%, 10/15/2027 26,000 26,715
4.63%, 8/01/2029 30,000 30,863
3.50%, 3/15/2031 30,000 29,041
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
10,000 10,375
5.50%, 8/15/2028
(a)
30,000 29,400
5.13%, 12/15/2030
(a)
55,000 51,640
Navient Corp.
5.50%, 1/25/2023 4,000 4,084
7.25%, 9/25/2023 22,000 23,256
6.13%, 3/25/2024 8,000 8,336
5.88%, 10/25/2024 18,000 18,672
6.75%, 6/25/2025 10,000 10,587
5.00%, 3/15/2027 20,000 19,409
5.63%, 8/01/2033 28,000 25,078
New Residential Investment Corp., 6.25%,
10/15/2025
(a)
15,000 14,847
NFP Corp., 6.88%, 8/15/2028
(a)
90,000 85,639
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
45,000 49,998

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Financial – 10.9% (continued)
OneMain Finance Corp.
5.63%, 3/15/2023 30,000 30,942
8.25%, 10/01/2023 6,000 6,549
6.13%, 3/15/2024 60,000 62,847
6.88%, 3/15/2025 61,000 66,197
8.88%, 6/01/2025 30,000 31,873
7.13%, 3/15/2026 65,000 71,490
3.50%, 1/15/2027 40,000 38,041
6.63%, 1/15/2028 10,000 10,753
5.38%, 11/15/2029 17,000 17,277
4.00%, 9/15/2030 65,000 60,595
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 2/01/2027
(a)
25,000 25,624
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
15,000 15,708
5.88%, 10/01/2028
(a)
20,000 20,452
4.88%, 5/15/2029
(a)
40,000 39,588
Pennymac Financial Services, Inc.
5.38%, 10/15/2025
(a)
16,000 15,864
5.75%, 9/15/2031
(a)
30,000 28,720
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)(b)
25,000 25,681
Provident Financing Trust I, 7.41%, 3/15/2038 20,000 24,187
Provident Funding Associates LP / PFG Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 15,336
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,291
6.63%, 3/15/2025 85,000 91,642
4.88%, 3/15/2027 25,000 25,943
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
(a)
25,000 25,564
7.63%, 6/15/2025
(a)
10,000 10,628
9.38%, 4/01/2027
(a)
20,000 21,682
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/2027 20,000 19,722
RLJ Lodging Trust LP, 4.00%, 9/15/2029
(a)
10,000 9,409
Rocket Mortgage, 5.25%, 1/15/2028
(a)
45,000 45,353
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
50,000 47,646
3.63%, 3/01/2029
(a)
40,000 37,466
3.88%, 3/01/2031
(a)
35,000 32,832
4.00%, 10/15/2033
(a)
30,000 28,143
Ryan Specialty Group LLC, 4.38%, 2/01/2030
(a)
60,000 59,776
SBA Communications Corp.
3.88%, 2/15/2027 40,000 40,396
3.13%, 2/01/2029 50,000 46,674
Service Properties Trust
4.50%, 6/15/2023 40,000 39,337
4.65%, 3/15/2024 5,000 4,860
4.35%, 10/01/2024 20,000 19,100
7.50%, 9/15/2025 30,000 31,615
5.25%, 2/15/2026 20,000 19,164
4.95%, 2/15/2027 27,000 25,119
3.95%, 1/15/2028 30,000 26,388
4.95%, 10/01/2029 45,000 40,616
4.38%, 2/15/2030 35,000 30,234
SLM Corp., 4.20%, 10/29/2025 30,000 30,833
Starwood Property Trust, Inc., 4.75%,
3/15/2025 18,000 18,479
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Financial – 10.9% (continued)
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
40,000 42,411
Synovus Financial Corp., 5.90%, 2/07/2029 40,000 42,427
Texas Capital Bank NA, 5.25%, 1/31/2026 30,000 31,861
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 26,586
7.30%, 4/02/2034
(a)
50,000 57,268
5.46%, 6/30/2035
(a)
80,000 83,463
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
60,000 58,175
5.75%, 6/15/2027
(a)
42,000 39,740
5.50%, 4/15/2029
(a)
40,000 36,613
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC, 6.00%, 1/15/2030
(a)
70,000 64,049
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC, 6.50%, 2/15/2029
(a)
60,000 56,760
USI, Inc., 6.88%, 5/01/2025
(a)
30,000 30,001
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
(a)
35,000 35,000
4.25%, 12/01/2026
(a)
85,000 85,857
3.75%, 2/15/2027
(a)
35,000 34,687
4.63%, 12/01/2029
(a)
65,000 66,952
4.13%, 8/15/2030
(a)
30,000 30,162
Vistajet Malta Finance PLC / Xo Management
Holding, Inc., 6.38%, 2/01/2030
(a)(b)
20,000 19,912
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)(b)
15,000 13,890
XHR LP, 6.38%, 8/15/2025
(a)
20,000 20,675
6,419,242
Industrial – 9.6%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
(a)
40,000 40,284
AECOM, 5.13%, 3/15/2027 23,000 24,119
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 25,630
4.63%, 5/15/2030
(a)
15,000 15,170
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
(a)(b)
5,000 5,000
Arcosa , Inc., 4.38%, 4/15/2029
(a)
30,000 29,326
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
20,000 20,260
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC, 4.00%,
9/01/2029
(a)
80,000 76,201
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
30,000 30,682
4.13%, 8/15/2026
(a)
60,000 59,536
5.25%, 8/15/2027
(a)
30,000 29,289
5.25%, 8/15/2027
(a)
50,000 48,802
Artera Services LLC, 9.03%, 12/04/2025
(a)
25,000 25,575
Ball Corp.
4.00%, 11/15/2023 30,000 30,919
5.25%, 7/01/2025 25,000 26,873
4.88%, 3/15/2026 23,000 24,441
2.88%, 8/15/2030 50,000 46,390
3.13%, 9/15/2031 40,000 37,335
Berry Global, Inc.
4.50%, 2/15/2026
(a)(b)
15,000 15,066
5.63%, 7/15/2027
(a)
25,000 25,758
Boise Cascade Co., 4.88%, 7/01/2030
(a)
15,000 15,583

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Industrial – 9.6% (continued)
Bombardier, Inc.
7.50%, 12/01/2024
(a)
22,000 22,772
7.50%, 3/15/2025
(a)
35,000 35,430
7.13%, 6/15/2026
(a)
60,000 60,978
7.88%, 4/15/2027
(a)(b)
114,000 115,482
6.00%, 2/15/2028
(a)(b)
40,000 38,805
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
30,000 28,482
Builders FirstSource , Inc.
6.75%, 6/01/2027
(a)
26,000 27,081
5.00%, 3/01/2030
(a)
15,000 15,373
4.25%, 2/01/2032
(a)
40,000 39,169
BWX Technologies, Inc., 4.13%, 6/30/2028
(a)
10,000 9,852
Canpack SA / Canpack US LLC, 3.88%,
11/15/2029
(a)
35,000 33,567
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
30,000 30,158
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
25,000 24,404
Cascades, Inc. / Cascades USA, Inc., 5.38%,
1/15/2028
(a)
75,000 76,460
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
21,000 21,533
5.13%, 7/15/2029
(a)
23,000 23,977
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
(a)(b)
15,000 14,563
Colfax Corp., 6.38%, 2/15/2026
(a)
8,000 8,250
Covanta Holding Corp., 5.00%, 9/01/2030 30,000 29,700
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
15,000 14,344
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 10,395
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 30,000 30,623
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 11,614
Energizer Holdings, Inc.
4.75%, 6/15/2028
(a)
15,000 14,673
4.38%, 3/31/2029
(a)
20,000 18,904
EnerSys
5.00%, 4/30/2023
(a)
38,000 38,636
4.38%, 12/15/2027
(a)
28,000 28,433
EnPro Industries, Inc., 5.75%, 10/15/2026 60,000 62,576
First Student Bidco , Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
40,000 37,890
Flex Acquisition Co., Inc.
6.88%, 1/15/2025
(a)
40,000 40,030
7.88%, 7/15/2026
(a)
20,000 20,630
Fluor Corp.
3.50%, 12/15/2024
(b)
40,000 41,027
4.25%, 9/15/2028
(b)
35,000 34,880
Fly Leasing Ltd., 7.00%, 10/15/2024
(a)
9,999 9,635
Forterra Finance LLC / FRTA Finance Corp.,
6.50%, 7/15/2025
(a)
15,000 15,698
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
50,000 51,366
9.75%, 8/01/2027
(a)
40,000 44,057
5.50%, 5/01/2028
(a)
30,000 29,111
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
20,000 20,228
12.25%, 11/15/2026
(a)
40,000 43,820
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Industrial – 9.6% (continued)
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
29,000 29,834
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
30,000 30,377
3.75%, 8/01/2025
(a)
20,000 19,992
5.13%, 12/15/2026
(a)
20,000 20,682
4.00%, 8/01/2028
(a)
15,000 14,074
3.50%, 9/01/2028
(a)
55,000 51,820
4.38%, 8/15/2029
(a)
30,000 28,667
Global Infrastructure Solutions, Inc., 5.63%,
6/01/2029
(a)
30,000 30,173
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
15,000 15,225
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
10,000 10,786
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
8,000 8,421
3.50%, 3/15/2028
(a)
31,000 29,825
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 15,321
Greif, Inc., 6.50%, 3/01/2027
(a)
45,000 46,529
Griffon Corp., 5.75%, 3/01/2028 30,000 30,021
Harsco Corp., 5.75%, 7/31/2027
(a)
20,000 20,322
Hexcel Corp.
4.95%, 8/15/2025 30,000 31,909
4.20%, 2/15/2027 40,000 41,644
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 15,513
5.00%, 9/15/2026 10,000 10,847
Howmet Aerospace, Inc.
5.13%, 10/01/2024 40,000 41,844
6.88%, 5/01/2025 35,000 38,714
5.90%, 2/01/2027 15,000 16,185
6.75%, 1/15/2028 15,000 16,970
5.95%, 2/01/2037 58,000 65,105
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
5,000 5,245
II-VI, Inc., 5.00%, 12/15/2029
(a)
40,000 39,914
Imola Merger Corp., 4.75%, 5/15/2029
(a)
100,000 97,323
Innovate Corp., 8.50%, 2/01/2026
(a)
30,000 30,109
Intelligent Packaging Ltd. Finco , Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
20,000 19,997
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 10,376
4.88%, 12/15/2027
(a)
21,000 20,957
Koppers , Inc., 6.00%, 2/15/2025
(a)
20,000 20,183
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
(a)
12,000 12,373
LABL Escrow Issuer LLC, 10.50%, 7/15/2027
(a)
20,000 20,550
LABL, Inc.
6.75%, 7/15/2026
(a)
25,000 25,348
8.25%, 11/01/2029
(a)(b)
30,000 28,660
Likewize Corp., 9.75%, 10/15/2025
(a)
25,000 26,762
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
60,000 60,920
Madison Iaq LLC, 5.88%, 6/30/2029
(a)
40,000 36,994
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
(b)
6,000 6,294
Masonite International Corp., 5.38%,
2/01/2028
(a)
8,000 8,218
MasTec , Inc., 4.50%, 8/15/2028
(a)
35,000 35,547

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Industrial – 9.6% (continued)
Matthews International Corp., 5.25%,
12/01/2025
(a)
23,000 23,483
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
73,000 72,915
8.50%, 4/15/2024
(a)
30,000 30,777
7.25%, 4/15/2025
(a)
55,000 54,475
Maxar Space Robotics LLC, 9.75%,
12/31/2023
(a)
12,000 12,885
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
30,000 29,783
Moog, Inc., 4.25%, 12/15/2027
(a)
17,000 17,056
OI European Group BV, 4.75%, 2/15/2030
(a)
30,000 29,257
OT Merger Corp., 7.88%, 10/15/2029
(a)
40,000 38,482
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
(a)
20,000 20,645
6.38%, 8/15/2025
(a)
10,000 10,626
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC / Reynolds Group
Issuer, Inc., 4.00%, 10/15/2027
(a)
50,000 47,364
Pactiv LLC
7.95%, 12/15/2025 6,000 6,451
8.38%, 4/15/2027
(b)
5,000 5,406
Park-Ohio Industries, Inc., 6.63%, 4/15/2027
(b)
10,000 9,030
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
30,000 31,757
4.75%, 5/01/2029
(a)
50,000 47,821
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
70,000 67,454
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
60,000 58,947
5.75%, 10/15/2027
(a)
20,000 21,045
Sealed Air Corp.
5.25%, 4/01/2023
(a)
15,000 15,353
5.13%, 12/01/2024
(a)(b)
45,000 47,482
5.50%, 9/15/2025
(a)
15,000 16,143
4.00%, 12/01/2027
(a)
35,000 35,300
6.88%, 7/15/2033
(a)
43,000 51,644
Seaspan Corp., 5.50%, 8/01/2029
(a)
30,000 29,890
Sensata Technologies BV
4.88%, 10/15/2023
(a)
15,000 15,375
5.63%, 11/01/2024
(a)
10,000 10,684
5.00%, 10/01/2025
(a)
20,000 21,074
4.00%, 4/15/2029
(a)
50,000 49,382
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
16,000 15,990
3.75%, 2/15/2031
(a)
20,000 18,799
Silgan Holdings, Inc., 4.13%, 2/01/2028 20,000 20,081
Spirit AeroSystems , Inc.
3.95%, 6/15/2023 22,000 22,217
7.50%, 4/15/2025
(a)
50,000 51,898
SRM Escrow Issuer LLC, 6.00%, 11/01/2028
(a)
60,000 61,571
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
25,000 25,162
4.75%, 1/15/2028
(a)
50,000 49,569
4.38%, 7/15/2030
(a)
60,000 57,448
3.38%, 1/15/2031
(a)
30,000 27,308
Stericycle, Inc., 3.88%, 1/15/2029
(a)
15,000 14,288
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,259
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Industrial – 9.6% (continued)
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 25,810
5.25%, 1/15/2029
(a)
5,000 5,101
Terex Corp., 5.00%, 5/15/2029
(a)
65,000 64,378
Tervita Corp., 11.00%, 12/01/2025
(a)
36,000 41,630
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
20,000 20,370
TK Elevator US Newco , Inc., 5.25%, 7/15/2027
(a)
50,000 50,614
Topbuild Corp., 3.63%, 3/15/2029
(a)
10,000 9,691
TransDigm , Inc.
8.00%, 12/15/2025
(a)
55,000 57,559
6.25%, 3/15/2026
(a)
195,000 201,656
6.38%, 6/15/2026 65,000 66,055
7.50%, 3/15/2027 30,000 31,099
5.50%, 11/15/2027 125,000 125,840
4.63%, 1/15/2029 30,000 28,490
4.88%, 5/01/2029 25,000 24,022
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
5,000 5,202
6.63%, 11/01/2025
(a)
25,000 24,919
Trimas Corp., 4.13%, 4/15/2029
(a)
35,000 34,472
Trinity Industries, Inc., 4.55%, 10/01/2024 45,000 46,401
Triumph Group, Inc.
6.25%, 9/15/2024
(a)
20,000 19,922
7.75%, 8/15/2025
(b)
18,000 17,862
Trivium Packaging Finance BV, 5.50%,
8/15/2026
(a)
20,000 20,250
Tutor Perini Corp., 6.88%, 5/01/2025
(a)(b)
20,000 19,842
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
30,000 29,260
Victors Merger Corp., 6.38%, 5/15/2029
(a)
30,000 27,574
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
12,000 11,668
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
10,000 10,353
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
45,000 44,230
Werner FinCo LP / Werner FinCo , Inc., 8.75%,
7/15/2025
(a)
5,000 5,172
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
40,000 41,876
7.25%, 6/15/2028
(a)
35,000 37,530
XPO CNW, Inc., 6.70%, 5/01/2034 35,000 40,115
XPO Logistics, Inc., 6.25%, 5/01/2025
(a)
40,000 41,437
5,641,391
Technology – 3.4%
ams -OSRAM AG, 7.00%, 7/31/2025
(a)
10,000 10,505
Austin Bidco , Inc., 7.13%, 12/15/2028
(a)
50,000 50,881
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
30,000 28,759
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
20,000 19,662
4.00%, 7/01/2029
(a)
20,000 19,771
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
20,000 20,863
9.13%, 3/01/2026
(a)
20,000 20,863
Camelot Finance SA, 4.50%, 11/01/2026
(a)
15,000 15,229
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 10,302
CDK Global, Inc., 5.25%, 5/15/2029
(a)
15,000 15,604
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
(a)
50,000 50,157

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Technology – 3.4% (continued)
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
50,000 49,082
Consensus Cloud Solutions, Inc., 6.00%,
10/15/2026
(a)
60,000 61,811
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029
(b)
30,000 28,310
Diebold Nixdorf, Inc.
8.50%, 4/15/2024
(b)
10,000 9,967
9.38%, 7/15/2025
(a)
50,000 52,492
Elastic NV, 4.13%, 7/15/2029
(a)
50,000 46,763
Entegris , Inc., 4.38%, 4/15/2028
(a)
45,000 44,810
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
(a)
45,000 32,519
Fair Isaac Corp., 4.00%, 6/15/2028
(a)
40,000 39,829
KBR, Inc., 4.75%, 9/30/2028
(a)
45,000 44,917
MSCI, Inc.
4.00%, 11/15/2029
(a)
25,000 25,165
3.63%, 9/01/2030
(a)
12,000 11,773
3.88%, 2/15/2031
(a)
40,000 39,965
3.25%, 8/15/2033
(a)
40,000 37,536
NCR Corp.
5.00%, 10/01/2028
(a)
20,000 19,921
5.13%, 4/15/2029
(a)
60,000 59,886
6.13%, 9/01/2029
(a)
11,000 11,539
5.25%, 10/01/2030
(a)
25,000 24,673
Nuance Communications, Inc., 5.63%,
12/15/2026 30,000 30,906
Open Text Corp.
3.88%, 2/15/2028
(a)
40,000 39,323
3.88%, 12/01/2029
(a)
40,000 38,394
Open Text Holdings, Inc., 4.13%, 2/15/2030
(a)
65,000 63,548
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
15,000 15,309
8.25%, 2/01/2028
(a)
15,000 15,868
PTC, Inc.
3.63%, 2/15/2025
(a)
30,000 30,100
4.00%, 2/15/2028
(a)
22,000 21,861
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)(b)
15,000 14,014
5.38%, 12/01/2028
(a)
15,000 13,984
Roblox Corp., 3.88%, 5/01/2030
(a)
80,000 77,229
Rocket Software, Inc., 6.50%, 2/15/2029
(a)(b)
30,000 28,422
Seagate HDD Cayman
4.75%, 6/01/2023 50,000 51,475
4.75%, 1/01/2025 20,000 20,840
4.88%, 6/01/2027 30,000 31,381
4.09%, 6/01/2029 65,000 63,736
3.13%, 7/15/2029 15,000 13,917
4.13%, 1/15/2031 74,000 72,526
3.38%, 7/15/2031 25,000 23,080
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
90,000 93,053
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 21,333
Vericast Corp., 11.00%, 9/15/2026
(a)
60,000 61,916
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
95,000 96,828
Xerox Corp.
4.38%, 3/15/2023 21,000 21,295
3.80%, 5/15/2024
(b)
8,000 8,147
4.80%, 3/01/2035 18,000 16,842
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Technology – 3.4% (continued)
6.75%, 12/15/2039 26,000 27,075
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
20,000 20,320
5.50%, 8/15/2028
(a)(b)
60,000 60,472
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
22,000 21,531
2,018,279
Utilities – 2.6%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 40,000 39,584
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 7,000 7,228
5.50%, 5/20/2025 20,000 20,659
Calpine Corp.
5.25%, 6/01/2026
(a)
19,000 19,365
4.50%, 2/15/2028
(a)
36,000 35,187
5.13%, 3/15/2028
(a)
65,000 63,400
4.63%, 2/01/2029
(a)
45,000 42,603
5.00%, 2/01/2031
(a)
45,000 42,637
3.75%, 3/01/2031
(a)
30,000 27,248
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
40,000 41,126
3.75%, 2/15/2031
(a)
20,000 18,870
DPL, Inc.
4.13%, 7/01/2025 25,000 25,585
4.35%, 4/15/2029 27,000 27,741
Enfragen Energia Sur SA / Enfragen Spain SA /
Prime Energia SpA , 5.38%, 12/30/2030
(a)
70,000 61,720
FirstEnergy Corp.
2.05%, 3/01/2025 25,000 24,559
Series A, 1.60%, 1/15/2026 10,000 9,478
Series B, 4.15%, 7/15/2027 53,000 54,048
2.65%, 3/01/2030 25,000 23,597
Series B, 2.25%, 9/01/2030 30,000 27,521
Series C, 7.38%, 11/15/2031 45,000 57,600
Series C, 5.10%, 7/15/2047 35,000 38,255
Series C, 3.40%, 3/01/2050 20,000 18,042
FirstEnergy Transmission LLC
4.35%, 1/15/2025
(a)
30,000 31,231
5.45%, 7/15/2044
(a)
25,000 29,223
4.55%, 4/01/2049
(a)
45,000 47,588
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
30,000 30,880
3.88%, 10/15/2026
(a)
12,000 12,108
4.50%, 9/15/2027
(a)
10,000 10,137
NRG Energy, Inc.
6.63%, 1/15/2027 9,000 9,299
5.75%, 1/15/2028 50,000 51,820
3.38%, 2/15/2029
(a)
10,000 9,270
5.25%, 6/15/2029
(a)
15,000 15,421
3.63%, 2/15/2031
(a)
20,000 18,553
3.88%, 2/15/2032
(a)
40,000 37,603
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
15,000 15,094
PG&E Corp.
5.00%, 7/01/2028
(b)
40,000 40,002
5.25%, 7/01/2030 60,000 59,621
Pike Corp., 5.50%, 9/01/2028
(a)
15,000 14,653

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.1% (continued)
Utilities – 2.6% (continued)
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
(a)
10,000 9,995
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
20,000 20,677
Talen Energy Supply LLC
6.50%, 6/01/2025 50,000 21,595
7.25%, 5/15/2027
(a)
30,000 26,920
6.63%, 1/15/2028
(a)
30,000 26,386
7.63%, 6/01/2028
(a)
35,000 31,322
TerraForm Global Operating LLC, 6.13%,
3/01/2026
(a)
45,000 45,656
TransAlta Corp., 6.50%, 3/15/2040 20,000 21,857
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
28,000 28,528
5.63%, 2/15/2027
(a)
36,000 36,717
5.00%, 7/31/2027
(a)
35,000 35,506
4.38%, 5/01/2029
(a)
50,000 48,195
1,511,910
Total Corporate Bonds (cost $57,487,980) 57,164,529
Shares
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares, 0.01%
(e)(f)
(cost $393,983) 393,983 393,983
Investment of Cash Collateral for Securities Loaned – 3.6%
Registered Investment Companies – 3.6%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares, 0.01%
(e)(f)
(cost $2,108,445) 2,108,445 2,108,445
Total Investments (cost $59,990,408) 101.4% 59,666,957
Liabilities, Less Cash and Receivables (1.4)% (828,168)
Net Assets 100.0% 58,838,789
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $38,224,280 or 64.96% of net assets.
(b)
Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $3,013,651 and the value of the collateral was $3,108,846, consisting of cash collateral of
$2,108,445 and U.S. Government & Agency securities valued at $1,000,401. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of January 31, 2022.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 12/20/2026 2,050,000 153,787 168,891 (15,104)
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
See Notes to Statements of Investments

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust's Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31,
2022 in valuing each fund’s investments:
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 468,822,416 — — — — — 468,822,416
Investment Companies 154,747 — — — — — 154,747
Investment of Cash Collateral for
Securities Loaned 202,901 — — — — — 202,901
Other Financial Instruments:
Futures
††
— (4,484) — — — — (4,484)
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 110,352,802 — — — — — 110,352,802
Investment Companies 246,550 — — — — — 246,550
Investment of Cash Collateral for
Securities Loaned 377,323 — — — — — 377,323
Other Financial Instruments:
Futures
††
— (14,476) — — — — (14,476)
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 83,997,741 — — — — — 83,997,741
Investment Companies 33,084 — — — — — 33,084
Investment of Cash Collateral for
Securities Loaned 1,597,490 — — — — — 1,597,490
Other Financial Instruments:
Futures
††
— (11,764) — — — — (11,764)
BNY Mellon International Equity ETF
Common Stocks 105,543,418 — 6,492 — — — 105,549,910
Preferred Stocks 469,320 — — — — — 469,320
Investment Companies 110,996 — — — — — 110,996
Investment of Cash Collateral for
Securities Loaned 2,794,074 — — — — — 2,794,074
Other Financial Instruments:
Futures
††
— (10,224) — — — — (10,224)
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 36,020,867 — 37,069 — — — 36,057,936
Corporate Bonds — — 263 — — — 263
Preferred Stocks 894,510 — — — — — 894,510
Rights — — 652 — — — 652
Investment Companies 19,413 — — — — — 19,413
Investment of Cash Collateral for
Securities Loaned 14,219 — — — — — 14,219
Other Financial Instruments:
Futures
††
183 — — — — — 183
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 663,312 — — — 663,312
Commercial Mortgage-Backed
Securities — — 2,677,165 — — — 2,677,165
Corporate Bonds — — 61,312,400 — — — 61,312,400
Foreign Governmental — — 4,344,540 — — — 4,344,540
Municipal Securities — — 688,560 — — — 688,560
Supranational Bank — — 3,370,593 — — — 3,370,593
U.S. Government Agencies — — 71,846,937 — — — 71,846,937
U.S. Treasury Government
Securities — — 94,474,908 — — — 94,474,908

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2022,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at
value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
period ended January 31, 2022
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets ETF invest in futures in order
to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a
realized gain or loss
.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2022, are set forth in the Statement of Investments for each fund.
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Core Bond ETF (continued)
Investment Companies 14,099,112 — — — — — 14,099,112
Investment of Cash Collateral for
Securities Loaned 1,994,063 — — — — — 1,994,063
TBA Sale Commitments — — — (497,154) — — (497,154)
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 56,795,294 — — — 56,795,294
Investment Companies 1,777,181 — — — — — 1,777,181
Investment of Cash Collateral for
Securities Loaned 93,350 — — — — — 93,350
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 57,164,529 — — — 57,164,529
Investment Companies 393,983 — — — — — 393,983
Investment of Cash Collateral for
Securities Loaned 2,108,445 — — — — — 2,108,445
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — — (15,104) — — (15,104)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements . Once the
interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss)
recorded upon the termination of swap agreements . Upfront
payments made and/or received by the fund, are recorded as
an asset and/or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded
and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty,
including upon termination, are recorded as realized gain (loss).
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation
or depreciation . Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. .
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments inclusive of derivative contracts for each fund at January 31, 2022.
At January 31, 2022, the cost of investments inclusive of
derivative contracts for federal income tax purposes was
substantially the same as the cost for financial reporting purposes
(see the Statements of Investments).
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 64,504,557 $ (10,021,490) $ 54,483,067
BNY Mellon US Mid Cap Core Equity ETF 21,991,172 (4,090,868) 17,900,304
BNY Mellon US Small Cap Core Equity ETF 2,741,883 (11,794,411) (9,052,528)
BNY Mellon International Equity ETF 12,229,207 (2,072,411) 10,156,796
BNY Mellon Emerging Markets Equity ETF 9,913,458 (2,445,550) 7,467,908
BNY Mellon Core Bond ETF 127,105 (7,042,731) (6,915,626)
BNY Mellon Short Duration Corporate Bond ETF 77,506 (984,367) (906,861)
BNY Mellon High Yield Beta ETF 986,616 (1,325,171) (338,555)